                                                   Filed Pursuant to Rule 485(a)
                                                       Registration No.  2-71299
                                                                        811-3153


                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A
                                   ---------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            X
                                                                 -----

     Pre-Effective Amendment No. ______                          _____
     Post-Effective Amendment No.   53                             X
                                  ------                         -----

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X
                                                                 -----
     Amendment No.   53                                            X
                   ------                                        -----

                        FRANK RUSSELL INVESTMENT COMPANY
               (Exact Name of Registrant as Specified in Charter)

                 909 A Street, Tacoma, Washington         98402
                 ------------------------------------  --------
              (Address of Principal Executive Office)  (ZIP Code)

        Registrant's Telephone Number, including area code: 253/627-7001


Gregory J. Lyons, Associate General Counsel             Robert Fulton, Esq.
   Frank Russell Investment Company             Stradley, Ronon, Stevens & Young
            909 A Street                              2600 One Commerce Street
       Tacoma, Washington 98402                     Philadelphia, PA 19103-8120
            253-596-2406                                     215-564-8042


-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)


Approximate date of commencement of proposed public offering: As soon as practical after the effective date of the Registration Statement.

     It is proposed that this filing will become effective (check appropriate box)

     ( )  immediately upon filing pursuant to paragraph (b)
     ( )  on ____________________ pursuant to paragraph (b)
     (X)  60 days after filing pursuant to paragraph (a)(1)
     ( )  on (date) pursuant to paragraph (a)(1)
     ( )  75 days after filing pursuant to paragraph (a)(2)
     ( )  on (date) pursuant to paragraph (a)(2) of rule 485.

     If appropriate, check the following box:

     ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
INSTITUTIONAL FUNDS
-------------------

Institutional Funds

PROSPECTUS

CLASS E AND I SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

SELECT GROWTH FUND

SELECT VALUE FUND

EQUITY III FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS E AND S SHARES:

REAL ESTATE SECURITIES FUND

EMERGING MARKETS FUND

SHORT TERM BOND FUND

DECEMBER   , 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS




Risk/Return Summary......................................................   1
    Investment Objective, Principal Investment Strategies and Principal
 Risks...................................................................   1
    Performance..........................................................   7
    Fees and Expenses....................................................  18
Summary Comparison of the Funds..........................................  20
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification...  20
Investment Objective and Principal Investment Strategies.................  22
Risks....................................................................  34
Management of the Funds..................................................  38
The Money Managers.......................................................  39
Portfolio Turnover.......................................................  40
Dividends and Distributions..............................................  40
Taxes....................................................................  41
How Net Asset Value is Determined........................................  41
Distribution and Shareholder Servicing Arrangements......................  42
How to Purchase Shares...................................................  42
Exchange Privilege.......................................................  44
How to Redeem Shares.....................................................  44
Payment of Redemption Proceeds...........................................  45
Written Instructions.....................................................  45
Account Policies.........................................................  46
Financial Highlights.....................................................  47
Money Manager Information................................................  67

                              RISK/RETURN SUMMARY


   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


EQUITY I FUND
-------------

     INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

     PRINCIPAL RISKS

An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY Q FUND
-------------

     INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     PRINCIPAL INVESTMENT STRATEGIES

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

     PRINCIPAL RISKS

An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND
--------------

     INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Equity I Fund.

     PRINCIPAL INVESTMENT STRATEGIES

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     PRINCIPAL RISKS

An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT GROWTH FUND
------------------

     INVESTMENT OBJECTIVE

To provide capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

     PRINCIPAL RISKS

An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT VALUE FUND
-----------------

     INVESTMENT OBJECTIVE

To provide capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

     PRINCIPAL RISKS

An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY III FUND
---------------

     INVESTMENT OBJECTIVE


To provide capital appreciation.


     PRINCIPAL INVESTMENT STRATEGIES


The Equity III Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

     PRINCIPAL RISKS

An investment in the Equity III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL FUND
------------------

     INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

     PRINCIPAL INVESTMENT STRATEGIES

The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     PRINCIPAL RISKS

An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME I FUND
-------------------

     INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     PRINCIPAL RISKS

An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME III FUND
---------------------

     INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

     PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     PRINCIPAL RISKS

An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND
---------------------------

     INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     PRINCIPAL RISKS

An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND
---------------------

     INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

     PRINCIPAL RISKS


An investment in the Emerging Markets Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



SHORT TERM BOND FUND
--------------------

     INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

     PRINCIPAL RISKS

An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                   PERFORMANCE

     The following bar charts illustrate the risks of investing in the Funds by showing how the performance of Class I Shares of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds and of Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The return for Class E Shares may be lower than the Class I or Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares or Class S Shares, as applicable, are set forth below the bar charts.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

     Returns for Class E Shares of each Fund prior to the date Fund first issued Class E Shares are those of the Fund's Class I or Class S Shares and therefore do not reflect deduction of shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: Emerging Markets Fund-September 22, 1998; Real Estate Securities Fund-November 4, 1996; Short Term Bond Fund-February 18, 1999; and all other Funds-May 14, 1999.

     The returns shown for the Class E Shares of the Real Estate Securities Fund reflect the deduction of Rule 12b-1 distribution fees from the date that Fund's Class E Shares were first issued, which is identified above, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Real Estate Securities Fund no longer charged Rule 12b-1 distribution fees, which had reduced returns prior to that date. The results shown have not been increased to reflect the effect of the elimination of those fees.

     For periods prior to April 1, 1995, performance results for each Fund, except the Real Estate Securities Fund, do not reflect deduction of investment management fees.

     Because the Select Growth Fund and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

     Past performance is no indication of future results.

                                 EQUITY I FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    31.22%
                                1992     9.02%
                                1993    11.61%
                                1994     0.79%
                                1995    35.94%
                                1996    23.58%
                                1997    32.02%
                                1998    25.10%
                                1999    18.98%
                                2000   (10.46)%


                        BEST QUARTER: 22.53%   (4Q/98)
                       WORST QUARTER: (14.93)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Class E........................................   (10.71)%  16.69%     16.81%
Class I........................................   (10.46)%  16.79%     16.86%
Russell 1000(R) Index..........................    (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                                 EQUITY Q FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    32.14%
                                1992     9.97%
                                1993    13.80%
                                1994     0.99%
                                1995    37.91%
                                1996    23.67%
                                1997    33.07%
                                1998    25.98%
                                1999    21.96%
                                2000    (7.30)%

                        BEST QUARTER: 23.00%   (4Q/98)
                       WORST QUARTER: (14.37)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
-------------------------------------------------------------------------------
Class E.........................................   (7.56)%  18.46%     18.31%
Class I.........................................   (7.30)%  18.55%     18.35%
Russell 1000 Index..............................   (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                                EQUITY II FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    42.40%
                                1992    13.31%
                                1993    16.70%
                                1994    (2.60)%
                                1995    28.67%
                                1996    18.51%
                                1997    28.66%
                                1998     0.70%
                                1999    22.60%
                                2000     9.40%

                        BEST QUARTER: 21.20%   (1Q/91)
                       WORST QUARTER: (22.61)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000             1 YEAR  5 YEARS   10 YEARS
---------------------------------------             ------  -------  ----------
-------------------------------------------------------------------------------
Class E..........................................   9.10%   15.43%     17.06%
Class I..........................................   9.40%   15.53%     17.11%
Russell 2500(TM) Index...........................   4.27%   13.98%     17.41%
-------------------------------------------------------------------------------

                                EQUITY III FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    27.86%
                                1992    12.30%
                                1993    14.95%
                                1994     1.16%
                                1995    35.96%
                                1996    20.90%
                                1997    33.13%
                                1998    11.53%
                                1999     0.25%
                                2000     1.15%

                        BEST QUARTER: 16.54%   (1Q/91)
                       WORST QUARTER: (15.28)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000             1 YEAR  5 YEARS   10 YEARS
---------------------------------------             ------  -------  ----------
-------------------------------------------------------------------------------
Class E..........................................   0.89%   12.62%     15.18%
Class I..........................................   1.15%   12.71%     15.23%
Russell 1000(R) Value Index......................   7.01%   16.91%     17.37%
-------------------------------------------------------------------------------

                              INTERNATIONAL FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    13.47%
                                1992    (6.11)%
                                1993    35.56%
                                1994     5.38%
                                1995    10.71%
                                1996     7.98%
                                1997     0.58%
                                1998    13.52%
                                1999    30.46%
                                2000   (11.35)%


                        BEST QUARTER: 18.77%   (4Q/99)
                       WORST QUARTER: (18.43)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
-------------------------------------------------------------------------------
Class E........................................   (11.58)%   7.26%     9.11%
Class I........................................   (11.35)%   7.34%     9.15%
MSCI EAFE Index................................   (13.96)%   7.43%     8.56%
-------------------------------------------------------------------------------

                              FIXED INCOME I FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    16.01 %
                                1992     7.26 %
                                1993    10.46 %
                                1994    (2.97)%
                                1995    18.03 %
                                1996     3.75 %
                                1997     9.42 %
                                1998     8.37 %
                                1999    (1.04)%
                                2000    11.51 %

                         BEST QUARTER: 5.78   (2Q/95)
                        WORST QUARTER: (2.75)   (1Q/94)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
-------------------------------------------------------------------------------
Class E........................................     11.15%   6.20%     7.83%
Class I........................................     11.51%   6.30%     7.88%
Lehman Brothers Aggregate Bond Index...........     11.63%   6.46%     7.96%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000-----------------------------------------     CURRENT
----                                              --------
Class E........................................      6.19%
Class I........................................      6.53%
-------------------------------------------------------------------------------

     To obtain current yield information, please call 1-800-787-7354.

                             FIXED INCOME III FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class I


                                    [LOGO]

                                1994    (3.89)%
                                1995    17.99%
                                1996     4.88%
                                1997     9.64%
                                1998     6.80%
                                1999    (0.29)%
                                2000    10.31%


                         BEST QUARTER: 6.10%   (2Q/95)
                       WORST QUARTER: (3.12)%   (1Q/94)

AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------         --------  -------  ------------
-------------------------------------------------------------------------------
Class E......................................     10.02%   6.12%      6.78%
Class I......................................     10.31%   6.19%      6.83%
Lehman Brothers Aggregate Bond Index.........     11.63%   6.46%      6.88%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                            CURRENT
--------------------------------------------------------
Class E......................................      6.26%
Class I......................................      6.53%
-------------------------------------------------------------------------------

     *   The Fixed Income III Fund commenced operations on January 29, 1993.

     To obtain current yield information, please call 1-800-787-7354.

                          REAL ESTATE SECURITIES FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1991    37.08%
                                1992    17.29%
                                1993    17.42%
                                1994     7.24%
                                1995    10.87%
                                1996    36.81%
                                1997    18.99%
                                1998   (15.94)%
                                1999    (0.39)%
                                2000    29.36%


                        BEST QUARTER: 24.69%   (1Q/91)
                       WORST QUARTER: (14.24)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
-------------------------------------------------------------------------------
Class E.........................................   29.03%   11.83%     14.65%
Class S.........................................   29.36%   12.21%     14.84%
NAREIT Equity REIT Index........................   26.35%   10.10%     13.58%
-------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1994    (5.83)%
                                1995    (8.21)%
                                1996    12.26%
                                1997    (3.45)%
                                1998   (27.57)%
                                1999    49.03%
                                2000   (30.76)%


                        BEST QUARTER: 27.94%   (4Q/99)
                       WORST QUARTER: (21.64)%   (3Q/98)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------         --------  -------  ------------
-------------------------------------------------------------------------------
Class E......................................   (30.87)%  (4.20)%    (0.14)%
Class S......................................   (30.76)%  (4.12)%    (0.09)%
IFC Investable Composite Index...............   (31.76)%  (3.67)%     2.39%
-------------------------------------------------------------------------------

     *    The Emerging Markets Fund commenced operations on January 29, 1993.

                             SHORT TERM BOND FUND

                             Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1991    12.31%
                                1992     2.74%
                                1993     6.98%
                                1994     0.82%
                                1995     9.95%
                                1996     4.76%
                                1997     6.02%
                                1998     6.09%
                                1999     3.03%
                                2000     7.63%


                         BEST QUARTER: 3.90%   (4Q/91)
                       WORST QUARTER: (0.72)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
-------------------------------------------------------------------------------
Class E.........................................    7.33%    5.39%     5.93%
Class S.........................................    7.63%    5.49%     5.98%
Merrill Lynch 1-2.99 Years Treasury Index  . . .    8.00%    5.92%     6.42%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                               CURRENT
-------------------------------------------------- ------
Class E.........................................    5.80%
Class S.........................................    6.05%
-------------------------------------------------------------------------------

     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                               SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Classes E, I and S                None            None            None           None        None


     If you purchase any Class of Shares of certain Funds, you or your Financial Intermediary may pay an annual shareholder investment services fee directly to FRIMCo pursuant to a separate agreement with FRIMCo. The fee is calculated as a percentage of the amount you or your Financial Intermediary have invested in the Funds and may range from 0.00% to 0.40% of the amount invested.


                       ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                       OTHER EXPENSES
                                          (INCLUDING
                                       ADMINISTRATIVE   TOTAL GROSS
                                          FEES AND      ANNUAL FUND    FEE WAIVERS           TOTAL
                             ADVISORY    SHAREHOLDER     OPERATING     AND EXPENSE        ANNUAL FUND
                               FEE*    SERVICING FEES)   SERVICING   REIMBURSEMENTS#   OPERATING EXPENSES
                             --------  ---------------  -----------  ---------------   ------------------
CLASS E SHARES**
 Equity I Fund...........     0.55%         0.41%          0.96%          0.00%              0.96%
 Equity Q Fund...........     0.55%         0.40%          0.95%          0.00%              0.95%
 Equity II Fund..........     0.70%         0.43%          1.13%          0.00%              1.13%
 Select Growth Fund#+....     0.80%         1.06%          1.86%         (0.51)%             1.35%
 Select Value Fund#+.....     0.70%         1.04%          1.74%         (0.49)%             1.25%
 Equity III Fund.........     0.55%         0.62%          1.17%          0.00%              1.17%
 International Fund......     0.70%         0.58%          1.28%          0.00%              1.28%
 Fixed Income I Fund.....     0.25%         0.42%          0.67%          0.00%              0.67%
 Fixed Income III Fund...     0.50%         0.50%          1.00%          0.00%              1.00%
 Real Estate
 Securities Fund.........     0.80%         0.61%          1.41%          0.00%              1.41%
 Emerging Markets Fund...     1.15%         1.02%          2.17%          0.00%              2.17%
 Short Term Bond Fund#...     0.45%         0.45%          0.90%         (0.13)%             0.77%
CLASS I SHARES
 Equity I Fund...........     0.55%         0.14%          0.69%          0.00%              0.69%
 Equity Q Fund...........     0.55%         0.13%          0.68%          0.00%              0.68%
 Equity II Fund..........     0.70%         0.18%          0.88%          0.00%              0.88%
 Select Growth Fund#+....     0.80%         0.60%          1.40%         (0.51)%             0.89%
 Select Value Fund#+.....     0.70%         0.58%          1.28%         (0.49)%             0.79%
 Equity III Fund.........     0.55%         0.37%          0.92%          0.00%              0.92%
 International Fund......     0.70%         0.30%          1.00%          0.00%              1.00%
 Fixed Income I Fund.....     0.25%         0.15%          0.40%          0.00%              0.40%
 Fixed Income III Fund...     0.50%         0.24%          0.74%          0.00%              0.74%
CLASS S SHARES
 Real Estate
 Securities Fund.........     0.80%         0.36%          1.16%          0.00%              1.16%
 Emerging Markets Fund...     1.15%         0.77%          1.92%          0.00%              1.92%
 Short Term Bond Fund#...     0.45%         0.20%          0.65%         (0.13)%             0.52%

     * Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

     ** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

     # For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

          For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Value Fund do not exceed 0.79%

          For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, February 28, 2002, a portion of its transfer agent fees to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis.

          For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

     ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary which, in turn, may pay fees to FRIMCo for services FRIMCo provides to the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

     + Annual operating expenses for Class I of the Select Growth and Select Value Funds are based on average net assets expected to be invested during the first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.


Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expensesremain the same.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS E SHARES
 Equity I Fund..........................    $ 98    $306    $  531     $1,177
 Equity Q Fund..........................      97     303       526      1,167
 Equity II Fund.........................     115     359       622      1,374
 Select Growth Fund.....................     137     535        --         --
 Select Value Fund......................     127     499        --         --
 Equity III Fund........................     119     372       644      1,420
 International Fund.....................     130     405       701      1,544
 Fixed Income I Fund....................      68     214       373        834
 Fixed Income III Fund..................     102     318       552      1,224
 Real Estate Securities Fund............     144     447       772      1,691
 Emerging Markets Fund..................     220     679     1,164      2,503
 Short Term Bond Fund...................      79     275       487      1,097
CLASS I SHARES
 Equity I Fund..........................    $ 70    $221    $  384     $  859
 Equity Q Fund..........................      69     217       378        846
 Equity II Fund.........................      90     281       488      1,084
 Select Growth Fund.....................      91     393        --         --
 Select Value Fund......................      81     358        --         --
 Equity III Fund........................      94     294       510      1,132
 International Fund.....................     102     318       552      1,224
 Fixed Income I Fund....................      41     129       225        506
 Fixed Income III Fund..................      76     237       412        919
CLASS S SHARES
 Real Estate Securities Fund............    $118    $368    $  637     $1,408
 Emerging Markets Fund..................     195     603     1,037      2,243
 Short Term Bond Fund...................      53     194       349        798

                        SUMMARY COMPARISON OF THE FUNDS




           FUND                                    FOCUS
---------------------------       -------------------------------------------
Equity I Fund................     Income and capital growth
Equity Q Fund................     Total return
Equity II Fund...............     Maximum total return primarily through capital
                                  appreciation
Select Growth Fund...........     Maximum total return primarily through capital
                                  appreciation
Select Value Fund............     Maximum total return primarily through capital
                                  appreciation
Equity III Fund..............     Capital appreciation
International Fund...........     Total return
Fixed Income I Fund..........     Current income and diversification
Fixed Income III Fund........     Maximum total return primarily through capital
                                  appreciation
Real Estate Securities Fund..     Total return
Emerging Markets Fund........     Maximum total return primarily through capital
                                  appreciation
Short Term Bond Fund.........     Preservation of capital and generation of
                                  current income


                           THE PURPOSE OF THE FUNDS
                  MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

     Three functions form the core of Russell's consulting services:

     . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

     . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

     . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

     The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

EQUITY I FUND
-------------

     INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY Q FUND
-------------

     INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     PRINCIPAL INVESTMENT STRATEGIES

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY II FUND
--------------

     INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Equity I Fund.

     PRINCIPAL INVESTMENT STRATEGIES

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT GROWTH FUND
------------------

     INVESTMENT OBJECTIVE

To provide capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT VALUE FUND
-----------------

     INVESTMENT OBJECTIVE

To provide capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY III FUND
---------------

     INVESTMENT OBJECTIVE


To provide capital appreciation.


     PRINCIPAL INVESTMENT STRATEGIES


The Equity III Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

     . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL FUND
------------------

     INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

     PRINCIPAL INVESTMENT STRATEGIES

The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME I FUND
-------------------

     INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME III FUND
---------------------

     INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

     PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject toand lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



RISK ASSOCIATED WITH               DESCRIPTION                  RELEVANT FUND
--------------------    --------------------------------  ---------------------
MULTI-MANAGER APPROACH  The investment styles employed    All Funds
                        by a Fund's money managers may
                        not be complementary. The
                        interplay of the various
                        strategies employed by a
                        Fund's multiple money managers
                        may result in a Fund holding a
                        concentration of certain types
                        of securities. This
                        concentration may be
                        beneficial or detrimental to a
                        Fund's performance depending
                        upon the performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

EQUITY SECURITIES       The value of equity securities    Equity I
                        will rise and fall in response    Equity II
                        to the activities of the          Equity III
                        company that issued the stock,    Equity Q
                        general market conditions and/    International
                        or economic conditions.           Emerging Markets
                                                          Real Estate Securities
                                                          Select Growth
                                                          Select Value

  . Value Stocks        Investments in value stocks are   Equity I
                        subject to risks that (i) their   Equity II
                        intrinsic values may never be     Equity III
                        realized by the market or (ii)    Equity Q
                        such stock may turn out not to    International
                        have been undervalued.            Select Value

  . Growth Stocks       Growth company stocks may         Equity I
                        provide minimal dividends which   Equity II
                        could otherwise cushion stock     Equity Q
                        prices in a market decline. The   International
                        value of growth company stocks    Select Growth
                        may rise and fall significantly
                        based, in part, on investors'
                        perceptions of the company,
                        rather than on fundamental
                        analysis of the stocks.

  . Market-Oriented     Market-oriented investments are   Equity I
     Investments        generally subject to the risks    Equity II
                        associated with growth and value  Equity Q
                        stocks.                           International


  . Securities of       Investments in smaller            Equity II
     Small              companies may involve greater     Select Growth
     Capitalization     risks because these companies     Select Value
     Companies          generally have a limited track
                        record. Smaller companies
                        often have narrower markets
                        and more limited managerial
                        and financial resources than
                        larger, more established
                        companies. As a result, their
                        performance can be more
                        volatile, which may increase
                        the volatility of a Fund's
                        portfolio.

FIXED-INCOME            Prices of fixed-income            Short Term Bond
SECURITIES              securities rise and fall in       Fixed Income I
                        response to interest rate         Fixed Income III
                        changes. Generally, when
                        interest rates rise, prices of
                        fixed-income securities fall.
                        The longer the duration of the
                        security, the more sensitive
                        the security is to this risk.
                        A 1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.


  . Non-Investment      Although lower rated debt         Short Term Bond
     Grade Fixed-Income securities generally offer a      Fixed Income III
     Securities         higher yield than higher rated
                        debt securities, they involve
                        higher risks. They are
                        especially subject to:

                          . Adverse changes in general
                            economic conditions and in
                            the industries in which
                            their issuers are engaged,

                          . Changes in the financial
                            condition of their issuers
                            and

                          . Price fluctuations in
                            response to changes in
                            interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset     International
SECURITIES              value may be significantly        Emerging Markets
                        affected by political or          Short Term Bond
                        economic conditions and           Fixed Income I
                        regulatory requirements in a      Fixed Income III
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards typically
                        are not as strict as they are
                        in the US and there may be
                        less public information
                        available about foreign
                        companies. Non-US securities
                        markets may be less liquid and
                        have fewer transactions than
                        US securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.


  . Non-US Debt         A Fund's non-US debt              Short Term Bond
     Securities         securities are typically          Fixed Income I
                        obligations of sovereign          Fixed Income III
                        governments and corporations.
                        These securities are
                        particularly subject to a risk
                        of default from political
                        instability.

  . Emerging Market     Investments in emerging or        Emerging Markets
     Countries          developing markets involve        Fixed Income III
                        exposure to economic structures
                        that are generally less diverse
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Instruments of US   Non-US corporations and banks     Short Term Bond
     and Foreign Banks  issuing dollar denominated        Fixed Income I
     and Branches and   instruments in the US are not     Fixed Income III
     Foreign            necessarily subject to the
     Corporations,      same regulatory requirements
     Including Yankee   that apply to US corporations
     Bonds              and banks, such as accounting,
                        auditing and recordkeeping
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.

DERIVATIVES (E.G.       If a Fund incorrectly             Short Term Bond
FUTURES CONTRACTS,      forecasts interest rates in       Fixed Income I
OPTIONS ON FUTURES,     using derivatives, the Fund       Fixed Income III
INTEREST RATE SWAPS)    could lose money. Price
                        movements of a futures
                        contract, option or structured
                        note may not be identical to
                        price movements of portfolio
                        securities or a securities
                        index resulting in the risk
                        that, when a Fund buys a
                        futures contract or option as
                        a hedge, the hedge may not be
                        completely effective.

REAL ESTATE SECURITIES  Just as real estate values go    Real Estate Securities
                        up and down, the value of the
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.


  . REITs               REITs may be affected by          Real Estate Securities
                        changes in the value of the
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of
                        projects. REITs are also
                        dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are         Fixed Income I
                        affected by economic, business    Fixed Income III
                        or political developments.        Short Term Bond
                        These securities may be subject
                        to provisions of litigation,
                        bankruptcy and other laws
                        affecting the rights and
                        remedies of creditors, or may
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement, a   Fixed Income I
                        bank or broker sells securities   Fixed Income III
                        to a Fund and agrees to           Short Term Bond
                        repurchase them at the Fund's
                        cost plus interest. If the
                        value of the securities
                        declines and the bank or broker
                        defaults on its repurchase
                        obligation, a Fund could incur
                        a loss.

EXPOSING LIQUIDITY      By exposing its liquidity         Equity I
RESERVES TO EQUITY      reserves to an equity market,     Equity II
MARKETS                 principally by use of equity      Equity III
                        index futures but also by use     Equity Q
                        of exchange traded and            International
                        over-the-counter options and      Real Estate Securities
                        equity index swaps, a Fund's      Select Growth
                        performance tends to              Select Value
                        correlate more closely to the     Emerging Markets
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.

SECURITIES LENDING      If a borrower of a Fund's         All Funds
                        securities fails financially,
                        the Fund's recovery of the
                        loaned securities may be delayed
                        or the Fund may lose its rights
                        to the collateral which could
                        result in a loss to a Fund.

                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.


  . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


  . Randal C. Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.


  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.


  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.60%; Equity Q Fund, 0.60%; Equity II Fund, 0.75%; Select Growth Fund, 0.85%; Select Value Fund 0.75%; Equity III Fund, 0.60%; International Fund, 0.75%; Fixed Income I Fund, 0.30%; Fixed Income III Fund, 0.55%; Real Estate Securities Fund, 0.85%; Emerging Markets Fund, 1.20%; and Short Term Bond Fund, 0.50%. Of these aggregate amounts 0.05% is attributable to administrative services.

  For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

  For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.79%.

  For the Class E Shares of the Fixed Income III Fund, FRIMCo has contractually agreed to waive, February 28, 2002, a portion of its transfer agent fees to the extent that such fees exceed 0.05% of the average daily net assets of that Class on an annual basis.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.



                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.



                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                       PAYABLE                       FUNDS
--------                ----------------------  -----------------------------
Quarterly . . . . . .   Mid: April, July,       Equity I, Equity III, Equity Q,
                        October and December    Real Estate Securities, Short
                                                Term Bond, Fixed Income I,
                                                Fixed Income III and Select
                                                Value Funds
Annually. . . . . . .   Mid-December            International, Emerging
                                                Markets, Equity II and Select
                                                Growth Funds



CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q, Real Estate Securities, Select Growth or Select Value Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.



                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

  The Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds offer multiple Classes of Shares: Class E Shares and Class I Shares. The Emerging Markets, Real Estate Securities and Short Term Bond Funds offer multiple Classes of Shares: Class E Shares and Class S Shares. The Select Growth and Select Value Funds offer multiple Classes of Shares: Class E Shares and Class I Shares.

     CLASS E SHARES participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay daily fees equal to 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     CLASS I AND CLASS S SHARES do not participate in the shareholder servicing plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  MINIMUM INVESTMENT FOR THE EQUITY I, EQUITY II, EQUITY III, EQUITY Q, INTERNATIONAL, FIXED INCOME I AND FIXED INCOME III FUNDS. For each of the Class E and Class I Shares of these Funds, there is a $250,000 minimum initial investment for each account in each Fund.

  MINIMUM INVESTMENT FOR THE EMERGING MARKETS, REAL ESTATE SECURITIES AND SHORT TERM BOND FUNDS. For each of the Class E and Class S Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund.

  MINIMUM INVESTMENT FOR THE SELECT GROWTH AND SELECT VALUE FUNDS. For the Class E Shares of these Funds, there is a minimum initial investment of $2,500 for each account in each Fund. For the Class I Shares of these Funds, there is a minimum initial investment of $250,000 for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.



                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                             FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown.

EQUITY I FUND--CLASS E SHARES

                                                            2000*      1999**
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $ 37.51    $ 38.01
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)...............................       .11        .13
 Net realized and unrealized gain (loss)................     (1.64)      3.11
                                                           -------    -------
  Total income from operations..........................     (1.53)      3.24
                                                           -------    -------
DISTRIBUTIONS
 From net investment income.............................      (.14)      (.12)
 From net realized gain.................................      (.63)     (3.62)
                                                           -------    -------
  Total distributions...................................      (.77)     (3.74)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD..........................   $ 35.21    $ 37.51
                                                           =======    =======
TOTAL RETURN (%)(b).....................................     (4.02)      8.97
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...............    43,171     49,284
 Ratios to average net assets (%)(c):
  Operating expenses....................................       .96        .95
  Net investment income.................................       .38        .57
 Portfolio turnover rate (%)............................    144.37     111.56


 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY I FUND--CLASS I SHARES

                                                           YEAR ENDED DECEMBER 31,
                                          --------------------------------------------------------------
                                2000*        1999         1998         1997         1996         1995
                             ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING
OF PERIOD................... $    37.46   $    35.17   $    30.51   $    30.34   $    28.00   $    23.32
                             ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
 Net investment income(a)...        .19          .27          .27          .34          .42          .52
 Net realized and
 unrealized gain (loss).....      (1.63)        6.18         7.10         8.89         5.96         7.71
                             ----------   ----------   ----------   ----------   ----------   ----------
  Total income from
  operations................      (1.44)        6.45         7.37         9.23         6.38         8.23
                             ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
 From net investment income.       (.18)        (.28)        (.27)        (.34)        (.42)        (.52)
 From net realized gain.....       (.63)       (3.88)       (2.44)       (8.72)       (3.62)       (3.03)
                             ----------   ----------   ----------   ----------   ----------   ----------
  Total distributions.......       (.81)       (4.16)       (2.71)       (9.06)       (4.04)       (3.55)
                             ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF
PERIOD...................... $    35.21   $    37.46   $    35.17   $    30.51   $    30.34     $  28.00
                             ==========   ==========   ==========   ==========   ==========   ==========
TOTAL RETURN (%)(b)(c)......      (3.80)       18.98        25.10        32.02        23.58        35.94
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands).............  1,456,456    1,632,783    1,381,704    1,136,373      961,953      751,497
 Ratios to average net
 assets (%)(c)(d):
  Operating expenses........        .69          .69          .70          .70          .71          .59
  Net investment income.....        .64          .72          .82          .96         1.38         1.91
 Portfolio turnover rate
 (%)........................     144.37       111.56       100.68       110.75        99.51        92.04

  *  For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

EQUITY Q FUND--CLASS E SHARES

                                                            2000*     1999**
                                                           -------   --------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $ 41.58    $ 42.99
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)...............................       .13        .14
 Net realized and unrealized gain (loss)................      (.12)      4.35
                                                           -------    -------
  Total income from operations..........................       .01       4.49
                                                           -------    -------
DISTRIBUTIONS
 From net investment income.............................      (.13)      (.24)
 From net realized gain.................................      (.76)     (5.66)
                                                           -------    -------
  Total distributions...................................      (.89)     (5.90)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD..........................   $ 40.70    $ 41.58
                                                           =======    =======
TOTAL RETURN (%)(b).....................................       .17      11.01
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...............    25,205     30,746
 Ratios to average net assets (%)(c):
  Operating expenses, net...............................       .95        .94
  Operating expenses, gross.............................       .96         --
  Net investment income.................................       .39        .55
 Portfolio turnover rate (%)............................     59.91      90.16

 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY Q FUND--CLASS I SHARES

                                                          YEAR ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                2000*        1999         1998         1997         1996          1995
                             ----------   ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, BEGINNING
OF PERIOD................... $    41.55   $    40.22   $    35.90   $    32.94   $    30.40    $    24.43
                             ----------   ----------   ----------   ----------   ----------    ----------
INCOME FROM OPERATIONS
 Net investment income(a)...        .22          .34          .32          .44          .58           .59
 Net realized and
 unrealized gain (loss).....       (.11)        8.03         8.53        10.01         6.33          8.52
                             ----------   ----------   ----------   ----------   ----------    ----------
  Total income from
  operations................        .11         8.37         8.85        10.45         6.91          9.11
                             ----------   ----------   ----------   ----------   ----------    ----------
DISTRIBUTIONS
 From net investment income.       (.21)        (.38)        (.32)        (.44)        (.59)         (.61)
 From net realized gain.....       (.76)       (6.66)       (4.21)       (7.05)       (3.78)        (2.53)
                             ----------   ----------   ----------   ----------   ----------    ----------
  Total distributions.......       (.97)       (7.04)       (4.53)       (7.49)       (4.37)        (3.14)
                             ----------   ----------   ----------   ----------   ----------    ----------
NET ASSET VALUE, END OF
PERIOD...................... $    40.69   $    41.55   $    40.22   $    35.90   $    32.94    $    30.40
                             ==========   ==========   ==========   ==========   ==========    ==========
TOTAL RETURN (%)(b)(d)......        .40        21.96        25.98        33.07        23.67         37.91
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands).............  1,355,536    1,363,336    1,175,900      987,760      818,281       620,259
 Ratios to average net
 assets (%)(c)(d):
  Operating expenses........        .68          .69          .69          .68          .71           .58
  Net investment income.....        .66          .80          .85         1.17         1.80          2.07
 Portfolio turnover rate
 (%)........................      59.91        90.16        74.56        94.89        74.59         74.00

  *  For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

EQUITY II FUND--CLASS E SHARES

                                                            2000*     1999**
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $ 35.71    $ 31.37
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)...............................       .03        .02
 Net realized and unrealized gain (loss)................      3.32       5.99
                                                           -------    -------
  Total income from operations..........................      3.35       6.01
                                                           -------    -------
DISTRIBUTIONS
 From net investment income.............................      (.02)      (.01)
 From net realized gain.................................      (.71)     (1.66)
                                                           -------    -------
  Total distributions...................................      (.73)     (1.67)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD..........................   $ 38.33    $ 35.71
                                                           =======    =======
TOTAL RETURN (%)(b).....................................      9.49      19.55
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...............    35,498     33,525
 Ratios to average net assets (%)(c):
  Operating expenses....................................      1.13       1.17
  Net investment income.................................       .10        .09
 Portfolio turnover rate (%)............................    137.51     111.89


 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY II FUND--CLASS I SHARES

                                                       YEAR ENDED DECEMBER 31,
                                         -----------------------------------------------------
                                2000*      1999       1998       1997       1996        1995
                              --------   --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING
OF PERIOD.................... $  35.71   $  30.94   $  32.96   $  30.05   $  28.88    $  25.00
                              --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)....      .11        .10        .09        .11        .16         .27
 Net realized and unrealized
 gain (loss).................     3.33       6.68        .04       8.11       4.96        6.80
                              --------   --------   --------   --------   --------    --------
  Total income from
  operations.................     3.44       6.78        .13       8.22       5.12        7.07
                              --------   --------   --------   --------   --------   ---------
DISTRIBUTIONS
 From net investment income..     (.09)      (.10)      (.10)      (.11)      (.16)       (.29)
 From net realized gain......     (.71)     (1.91)     (2.05)     (5.20)     (3.79)      (2.90)
                              --------   --------   --------   --------   --------    --------
  Total distributions........     (.80)     (2.01)     (2.15)     (5.31)     (3.95)      (3.19)
                              --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD....................... $  38.35   $  35.71   $  30.94   $  32.96   $  30.05    $  28.88
                              ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c).......     9.73      22.60        .70      28.66      18.51       28.67
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands)..............  769,096    752,530    533,819    482,159    365,955     279,566
 Ratios to average net
 assets (%)(c)(d):
  Operating expenses.........      .88        .92        .91        .92        .95         .83
  Net investment income......      .35        .31        .29        .35        .52         .97
 Portfolio turnover rate (%).   137.51     111.89     128.87     103.00     120.78       89.31

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

EQUITY III FUND--CLASS E SHARES

                                                            2000*      1999**
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 26.18    $ 30.27
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)................................      .20        .21
 Net realized and unrealized gain (loss).................      .15      (2.12)
                                                           -------    -------
  Total income from operations...........................      .35      (1.91)
                                                           -------    -------
DISTRIBUTIONS
 From net investment income..............................     (.21)      (.25)
 From net realized gain..................................       --      (1.93)
                                                           -------    -------
  Total distributions....................................     (.21)     (2.18)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD...........................  $ 26.32    $ 26.18
                                                           =======    =======
TOTAL RETURN (%)(b)......................................     1.40      (6.13)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)................    6,327      7,927
 Ratios to average net assets (%)(c):
  Operating expenses.....................................     1.17       1.03
  Net investment income..................................      .97       1.25
 Portfolio turnover rate (%).............................   108.39     146.28

 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY III FUND--CLASS I SHARES

                                                        YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                2000*       1999       1998       1997       1996        1995
                               --------   --------   --------   --------   --------    --------
NET ASSET VALUE, BEGINNING OF
PERIOD.......................  $  26.18   $  29.12   $  29.80   $  29.68   $  29.11    $  24.18

INCOME FROM OPERATIONS
 Net investment income(a)....       .25        .40        .47        .60        .70         .82
 Net realized and unrealized
 gain (loss).................       .15       (.41)      2.75       8.69       5.10        7.73
                               --------   --------   --------   --------   --------    --------
  Total income from
  operations.................       .40       (.01)      3.22       9.29       5.80        8.55
                               --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income..      (.25)      (.40)      (.47)      (.61)      (.71)       (.83)
 From net realized gain......        --      (2.53)     (3.43)     (8.56)     (4.52)      (2.79)
                               --------   --------   --------   --------   --------    --------
  Total distributions........      (.25)     (2.93)     (3.90)     (9.17)     (5.23)      (3.62)
                               --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD.......................  $  26.33   $  26.18   $  29.12   $  29.80   $  29.68    $  29.11
                               ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c).......      1.59        .25      11.53      33.13      20.90       35.96
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands)..............   129,405    168,361    210,491    242,112    221,778     222,541
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses.........       .92        .79        .74        .78        .79         .65
  Net investment income......      1.22       1.39       1.54       1.77       2.23        2.90
 Portfolio turnover rate (%).    108.39     146.28     135.53     128.86     100.78      103.40

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

INTERNATIONAL FUND--CLASS E SHARES

                                                            2000*     1999**
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $ 46.68    $ 39.07
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)................................      .53        .24
 Net realized and unrealized gain (loss).................    (6.26)      9.73
                                                           -------    -------
  Total income from operations...........................    (5.73)      9.97
                                                           -------    -------
DISTRIBUTIONS
 From net investment income..............................       --       (.38)
 From net realized gain..................................    (1.44)     (1.98)
                                                           -------    -------
  Total distributions....................................    (1.44)     (2.36)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD...........................  $ 39.51    $ 46.68
                                                           =======    =======
TOTAL RETURN (%)(b)......................................   (12.59)     25.87
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)................   25,984     30,541
 Ratios to average net assets (%)(c):
  Operating expenses.....................................     1.28       1.27
  Net investment income..................................     1.50        .92
 Portfolio turnover rate (%).............................   105.17     118.99

 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

INTERNATIONAL FUND--CLASS I SHARES

                                                               YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------
                                     2000*        1999         1998         1997         1996        1995
                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF
PERIOD..........................  $    46.67   $    38.03   $    34.60   $    37.39   $    36.26   $    34.28
                                  ----------   ----------   ----------   ----------   ----------   ----------
INCOME FROM OPERATIONS
 Net investment income(a).......         .64          .43          .52          .46          .44          .48
 Net realized and unrealized
 gain (loss)....................       (6.27)       10.93         4.10         (.28)        2.41         3.16
                                  ----------   ----------   ----------   ----------   ----------   ----------
  Total income from operations..       (5.63)       11.36         4.62          .18         2.85         3.64
                                  ----------   ----------   ----------   ----------   ----------   ----------
DISTRIBUTIONS
 From net investment income.....          --         (.48)        (.59)        (.55)        (.35)        (.72)
 From net realized gain.........       (1.44)       (2.24)        (.60)       (2.42)       (1.37)        (.94)
                                  ----------   ----------   ----------   ----------   ----------   ----------
  Total distributions...........       (1.44)       (2.72)       (1.19)       (2.97)       (1.72)       (1.66)
                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD..  $    39.60   $    46.67   $    38.03   $    34.60   $    37.39   $    36.26
                                  ----------   ----------   ----------   ----------   ----------   ----------
TOTAL RETURN (%)(b)(c)..........      (12.38)       30.46        13.52          .58         7.98        10.71
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands).....................   1,104,284    1,263,676    1,013,679      972,735      944,380      796,777
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net.......        1.00         1.00          .98         1.00         1.04          .88
  Operating expenses, gross.....        1.00         1.00          .98         1.00         1.05          .89
  Net investment income.........        1.76         1.07         1.38         1.14         1.20         1.41
 Portfolio turnover rate (%)....      105.17       118.99        64.47        79.45        42.69        36.78

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

FIXED INCOME I FUND--CLASS E SHARES

                                                            2000*     1999**
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD...................... $ 20.30    $ 21.25
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a).................................    1.07        .74
 Net realized and unrealized gain (loss)..................     .40       (.81)
                                                           -------   --------
  Total income from operations............................    1.47       (.07)
                                                           -------   --------
DISTRIBUTIONS
 From net investment income...............................    (.98)      (.88)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD............................ $ 20.79    $ 20.30
                                                           =======    =======
TOTAL RETURN (%)(b).......................................    7.36       (.32)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).................  33,322     35,950
 Ratios to average net assets (%)(c):
  Operating expenses, net.................................     .67        .66
  Operating expenses, gross...............................     .68        .66
  Net investment income...................................    6.31       5.79
 Portfolio turnover rate (%)..............................  117.94     138.69

 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

FIXED INCOME I FUND--CLASS I SHARES

                                                             YEAR ENDED DECEMBER 31,
                                              --------------------------------------------------------
                                    2000*        1999        1998       1997       1996        1995
                                   ---------  -----------  ---------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF
PERIOD...........................  $  20.27   $    21.76   $  21.51   $  20.99   $  21.59    $  19.59
                                   --------   ----------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)........      1.13         1.28       1.32       1.37       1.38        1.42
 Net realized and unrealized gain
 (loss)..........................       .39        (1.50)       .45        .54       (.62)       2.02
                                   --------   ----------   --------   --------   --------    --------
  Total income from operations...      1.52         (.22)      1.77       1.91        .76        3.44
                                   --------   ----------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income......     (1.00)       (1.25)     (1.31)     (1.39)     (1.36)      (1.44)
 From net realized gain..........        --         (.02)      (.21)        --         --          --
                                   --------   ----------   --------   --------   --------    --------
  Total distributions............     (1.00)       (1.27)     (1.52)     (1.39)     (1.36)      (1.44)
                                   --------   ----------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD...  $  20.79   $    20.27   $  21.76   $  21.51   $  20.99    $  21.59
                                   ========   ==========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c)...........      7.63        (1.04)      8.37       9.42       3.75       18.03
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands)......................   902,895    1,051,362    978,491    798,252    662,899     638,317
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses.............       .40          .39        .39        .42        .42         .35
  Net investment income..........      6.59         6.05       6.03       6.54       6.57        6.82
 Portfolio turnover rate (%).....    117.94       138.69     226.70     165.81     147.31      138.05

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

FIXED INCOME III FUND--CLASS E SHARES

                                                            2000*      1999**
                                                           -------    -------
NET ASSET VALUE, BEGINNING OF PERIOD.....................  $  9.61    $ 10.12
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)................................      .51        .35
 Net realized and unrealized gain (loss).................      .11       (.43)
                                                           -------    -------
  Total income from operations...........................      .62       (.08)
                                                           -------    -------
DISTRIBUTIONS
 From net investment income..............................     (.46)      (.43)
NET ASSET VALUE, END OF PERIOD...........................  $  9.77    $  9.61
                                                           =======    =======
TOTAL RETURN (%)(b)......................................     6.55       (.83)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)................    5,362      2,367
 Ratios to average net assets (%)(c):
  Operating expenses, net................................      .99        .94
  Operating expenses, gross..............................     1.15        .94
  Net investment income..................................     6.37       5.63
 Portfolio turnover rate (%).............................   108.08     131.38

 *   For the ten months ended October 31, 2000.

 **  For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

FIXED INCOME III FUND--CLASS I SHARES

                                                         YEAR ENDED DECEMBER 31,
                                                ------------------------------------------
                                      2000*       1999       1998       1997        1996
                                     ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................  $   9.59   $  10.22   $  10.42   $  10.17    $  10.34
                                     --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)..........       .53        .59        .62        .63         .64
 Net realized and unrealized gain
 (loss)............................       .11       (.62)       .08        .32        (.16)
                                     --------   --------   --------   --------    --------
  Total income from operations.....       .64       (.03)       .70        .95         .48
                                     --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income........      (.47)      (.60)      (.62)      (.64)       (.65)
 From net realized gain............        --         --       (.28)      (.06)         --
                                     --------   --------   --------   --------    --------
  Total distributions..............      (.47)      (.60)      (.90)      (.70)       (.65)
                                     --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD.....  $   9.76   $   9.59   $  10.22   $  10.42    $  10.17
                                     ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)................      6.75       (.29)      6.80       9.64        4.88
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands)........................   456,160    467,268    462,190    382,433     292,077
 Ratios to average net assets
 (%)(c):
  Operating expenses, net..........       .73        .69        .67        .70         .73
  Operating expenses, gross........       .74        .69        .67        .70         .73
  Net investment income............      6.58       5.91       5.91       6.13        6.32
 Portfolio turnover rate (%).......    108.08     131.38     342.49     274.84      144.26

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS E SHARES

                                                           YEAR ENDED DECEMBER 31,
                                                     -----------------------------------
                                            2000*     1999     1998      1997     1996**
                                           --------  -------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD...... $ 22.76   $24.27   $ 31.02   $29.18    $26.67
                                           -------   ------   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a).................     .98     1.28      1.26     1.14       .24
 Net realized and unrealized gain (loss)..    3.14    (1.24)    (6.12)    3.95      3.85
                                           -------   ------   -------   ------    ------
  Total income from operations............    4.12      .04     (4.86)    5.09      4.09
                                           -------   ------   -------   ------    ------
DISTRIBUTIONS
 From net investment income...............    (.81)   (1.55)    (1.43)   (1.04)     (.32)
 From net realized gain...................      --       --      (.46)   (2.21)    (1.26)
                                           -------   ------   -------   ------    ------
  Total distributions.....................    (.81)   (1.55)    (1.89)   (3.25)    (1.58)
                                           -------   ------   -------   ------    ------
NET ASSET VALUE, END OF PERIOD............ $ 26.07   $22.76   $ 24.27   $31.02    $29.18
                                           =======   ======   =======   ======    ======
TOTAL RETURN (%)(b).......................   18.24      .30    (16.25)   18.20     15.75
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).   9,094    7,134       843      388       101
 Ratios to average net assets (%)(c):
  Operating expenses......................    1.41     1.39      1.47     1.71      1.77
  Net investment income...................    4.78     5.42      4.90     3.94      5.31
 Portfolio turnover rate (%)..............   53.30    42.69     42.58    49.40     51.75

 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES

                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                            2000*       1999       1998       1997       1996        1995
                                           ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD...... $  22.86   $  24.44   $  30.86   $  29.19   $  23.51    $  22.53
                                           --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a).................     1.04       1.30       1.34       1.36       1.39        1.32
 Net realized and unrealized gain (loss)..     3.15      (1.20)     (6.13)      3.93       6.89        1.03
                                           --------   --------   --------   --------   --------    --------
  Total income from operations............     4.19        .10      (4.79)      5.29       8.28        2.35
                                           --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income...............     (.83)     (1.68)     (1.17)     (1.41)     (1.34)      (1.35)
 From net realized gain...................       --         --       (.46)     (2.21)     (1.26)      (0.02)
                                           --------   --------   --------   --------   --------    --------
  Total distributions.....................     (.83)     (1.68)     (1.63)     (3.62)     (2.60)      (1.37)
                                           --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD............ $  26.22   $  22.86   $  24.44   $  30.86   $  29.19    $  23.51
                                           ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b).......................    18.53        .55     (15.94)     18.99      36.81       10.87
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).  669,529    589,300    576,326    615,483    445,619     290,990
 Ratios to average net assets (%)(c):
  Operating expenses......................     1.16       1.14       1.05       1.02       1.04        1.04
  Net investment income...................     5.00       5.41       4.93       4.57       5.64        6.10
 Portfolio turnover rate (%)..............    53.30      42.69      42.58      49.40      51.75       23.49

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS E SHARES

                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                             ---------------
                                                    2000*     1999     1998**
                                                   --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD.............  $ 12.51   $ 8.48    $ 7.37
                                                   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a)........................     (.03)    (.04)     (.02)
 Net realized and unrealized gain (loss).........    (3.20)    4.14      1.13
                                                   -------   ------    ------
  Total income from operations...................    (3.23)    4.10      1.11
                                                   -------   ------    ------
DISTRIBUTIONS
 From net investment income......................     (.04)    (.07)       --
                                                   -------   ------    ------
NET ASSET VALUE, END OF PERIOD...................  $  9.24   $12.51    $ 8.48
                                                   =======   ======    ======
TOTAL RETURN (%)(b)..............................   (25.90)   48.71     15.06
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)........    6,388    6,314        39
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net........................     2.16     2.17        --
  Operating expenses, gross......................     2.17     2.17        --
  Net investment income..........................     (.30)    (.40)       --
 Portfolio turnover rate (%).....................    73.11    94.85     59.35

 *   For the ten months ended October 31, 2000.

 **  For the period September 22, 1998 (commencement of sale) to December 31,
     1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for the periods less than one year are annualized.

 (d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

EMERGING MARKETS FUND--CLASS S SHARES

                                                              YEAR ENDED DECEMBER 31,
                                                -----------------------------------------------------
                                      2000*       1999       1998       1997       1996        1995
                                     ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD.............................  $  12.52   $   8.48   $  11.79   $  12.35   $  11.16    $  12.25
                                     --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)**........        --        .03        .12        .14        .10         .11
 Net realized and unrealized gain
 (loss)............................     (3.21)      4.10      (3.35)      (.56)      1.26       (1.12)
                                     --------   --------   --------   --------   --------    --------
  Total income from operations.....     (3.21)      4.13      (3.23)      (.42)      1.36       (1.01)
                                     --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income........      (.06)      (.09)      (.08)      (.14)      (.17)       (.05)
 From net realized gain............        --         --         --         --         --        (.03)
                                     --------   --------   --------   --------   --------    --------
  Total distributions..............      (.06)      (.09)      (.08)      (.14)      (.17)       (.08)
                                     --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD.....  $   9.25   $  12.52   $   8.48   $  11.79   $  12.35    $  11.16
                                     ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c).............    (25.79)     49.03     (27.57)     (3.45)     12.26       (8.21)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands)........................   359,201    430,794    294,349    333,052    271,490     172,673
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net..........      1.91       1.91       1.75       1.64       1.71        1.75
  Operating expenses, gross........      1.92       1.91       1.75       1.64       1.72        1.80
  Net investment income............      (.02)       .26       1.20        .87        .77         .88
 Portfolio turnover rate (%).......     73.11      94.85      59.35      50.60      34.62       71.16

 *   For the ten months ended October 31, 2000.

 **  Less than $.01 per share for the period ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS E SHARES


                                                            2000*     1999**
                                                           --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD....................   $ 18.08    $ 18.51
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a)...............................       .88        .80
 Net realized and unrealized gain (loss)................       .07       (.34)
                                                           -------    -------
  Total income from operations..........................       .95        .46
                                                           -------    -------
DISTRIBUTIONS
 From net investment income.............................      (.79)      (.89)
                                                           -------    -------

NET ASSET VALUE, END OF PERIOD..........................   $ 18.24    $ 18.08
                                                           =======    =======
TOTAL RETURN (%)(b).....................................      5.36       2.53
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)...............     9,898      8,693
 Ratios to average net assets (%)(c):
  Operating expenses, net...............................       .89        .97
  Operating expenses, gross.............................       .91        .97
  Net investment income.................................      5.77       5.05
 Portfolio turnover rate (%)............................     92.31     177.08


 *   For the ten months ended October 31, 2000.

 **  For the period February 18, 1999 (commencement of sale) to December 31,
     1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS S SHARES

                                                             YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                     2000*       1999       1998       1997       1996        1995
                                    ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD............................. $  18.03   $  18.46   $  18.35   $  18.36   $  18.55    $  17.98
                                    --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)..........      .91        .90        .99       1.08       1.04        1.16
 Net realized and unrealized gain
 (loss)............................      .09       (.36)       .11         --       (.19)        .59
                                    --------   --------   --------   --------   --------    --------
  Total income from operations.....     1.00        .54       1.10       1.08        .85        1.75
                                    --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income........     (.81)      (.97)      (.99)     (1.09)     (1.04)      (1.18)
                                    --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD..... $  18.22   $  18.03   $  18.46   $  18.35   $  18.36    $  18.55
                                    ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c).............     5.64       3.03       6.09       6.02       4.76        9.95
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands)........................  422,884    447,590    260,539    229,470    222,983     183,577
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net..........      .64        .74        .66        .66        .70         .58
  Operating expenses, gross........      .66        .74        .66        .66        .70         .58
  Net investment income............     6.00       5.22       5.37       5.70       5.70        6.41
 Portfolio turnover rate (%).......    92.31     177.08     129.85     213.14     264.40      269.31

 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                                 EQUITY I FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.



  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                                 EQUITY Q FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                                 EQUITY II FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                               SELECT GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.

  Fuller & Thaler Asset Management, 411 Borel Avenue, Suite 402, San Mateo, CA
     94402.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  TCW Investment Management Co., 865 Figueroa Street, Los Angeles, CA 90017.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


                               SELECT VALUE FUND

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint
     East, 7th Floor, Teaneck, NJ 07666-6703



                                EQUITY III FUND

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                               INTERNATIONAL FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                              FIXED INCOME I FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                             FIXED INCOME III FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and I Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Select Growth Fund
    Select Value Fund
    Equity III Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class E and S Shares:
    Real Estate Securities Fund
    Emerging Markets Fund
    Short Term Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-057 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
INSTITUTIONAL FUNDS
-------------------

Institutional Funds

PROSPECTUS

CLASS Y SHARES:

EQUITY I FUND

EQUITY Q FUND

EQUITY II FUND

EQUITY III FUND

INTERNATIONAL FUND

FIXED INCOME I FUND

FIXED INCOME III FUND

CLASS S SHARES:

REAL ESTATE SECURITIES FUND

EMERGING MARKETS FUND

SHORT TERM BOND FUND

DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS





Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective, Principal Investment Strategies and Principal
 Risks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     6
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .    16
Summary Comparison of the Funds . . . . . . . . . . . . . . . . . . . .    17
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    17
Investment Objective and Principal Investment Strategies. . . . . . . .    19
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    29
Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . .    33
The Money Managers. . . . . . . . . . . . . . . . . . . . . . . . . . .    34
Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . .    35
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    35
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    36
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    36
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    37
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    38
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    39
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    39
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    40
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    40
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    42
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    52

                              RISK/RETURN SUMMARY


   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


EQUITY I FUND
-------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Equity I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY Q FUND
-------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   PRINCIPAL RISKS

An investment in the Equity Q Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

EQUITY II FUND
--------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Equity I Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the Equity II Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY III FUND
---------------

   INVESTMENT OBJECTIVE


To provide capital appreciation.


   PRINCIPAL INVESTMENT STRATEGIES


The Equity III Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Equity III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL FUND
------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the International Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME I FUND
-------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Fixed Income I Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


FIXED INCOME III FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Fixed Income III Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS


An investment in the Emerging Markets Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

  An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of the Class Y Shares of the Equity I, Equity II, Equity Q, International, Fixed Income I and Fixed Income III Funds, of the Class I Shares of the Equity III and of the Class S Shares of the Emerging Markets, Real Estate Securities and Short Term Bond Funds, varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). For periods prior to April 1, 1995, performance results for each of the Funds, other than the Real Estate Securities Fund, do not reflect deduction of investment management fees. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class I Shares, Class S Shares or Class Y Shares, as applicable, are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

  Returns for periods prior to the date that each Fund first issued its Class Y Shares are those of the Fund's Class I Shares. Each Fund, other than the Equity III Fund and the Fixed Income III Funds, commenced operations of its Class Y Shares on March 29, 2000. The Fixed Income III Fund commenced operations of its Class Y Shares on June 7, 2000. For the periods shown, no Class Y Shares of the Equity III Fund were issued. Class I Shares and Class Y Shares will have substantially similar annual returns because the Shares of each Class are invested in the same portfolio of securities; annual returns for each Class will differ only to the extent that the Class I Shares and Class Y Shares do not have the same expenses. Class Y expenses generally are expected to be lower than Class I expenses. Class I Shares are not offered in this Prospectus.

  Past performance is no indication of future results.


                                 EQUITY I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y


                                    [LOGO]

                                1991     31.22%
                                1992      9.02%
                                1993     11.61%
                                1994      0.79%
                                1995     35.94%
                                1996     23.58%
                                1997     32.02%
                                1998     25.10%
                                1999     18.98%
                                2000    (10.40)%




                         BEST QUARTER: 22.53%   (4Q/98)
                         WORST QUARTER: (14.93)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
-------------------------------------------------------------------------------
Class Y . . . . . . . . . . . . . . . . . . . .   (10.40)%  16.80%     16.87%
Russell 1000(R) Index . . . . . . . . . . . . .    (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                                 EQUITY Q FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [LOGO]

                                1991    32.14%
                                1992     9.97%
                                1993    13.80%
                                1994     0.99%
                                1995    37.91%
                                1996    23.67%
                                1997    33.07%
                                1998    25.98%
                                1999    21.96%
                                2000    (7.27)%

                         BEST QUARTER: 23.00%   (4Q/98)
                         WORST QUARTER: (14.37)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
-------------------------------------------------------------------------------
Class Y  . . . . . . . . . . . . . . . . . . . .   (7.27)%  18.56%     18.35%
Russell 1000(R) Index    . . . . . . . . . . . .   (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                                 EQUITY II FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [LOGO]

                                1991    42.40%
                                1992    13.31%
                                1993    16.70%
                                1994    (2.60)%
                                1995    28.67%
                                1996    18.51%
                                1997    28.66%
                                1998     0.70%
                                1999    22.60%
                                2000     9.45%

                         BEST QUARTER: 21.20%   (1Q/91)
                         WORST QUARTER: (22.61)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000             1 YEAR  5 YEARS   10 YEARS
---------------------------------------             ------  -------  ----------
-------------------------------------------------------------------------------
Class Y . . . . . . . . . . . . . . . . . . . . .   9.45%   15.54%     17.12%
Russell 2500(TM) Index    . . . . . . . . . . . .   4.27%   13.98%     17.41%
-------------------------------------------------------------------------------

                                EQUITY III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class I

                                    [LOGO]

                                1991    27.86%
                                1992    12.30%
                                1993    14.95%
                                1994     1.16%
                                1995    35.96%
                                1996    20.90%
                                1997    33.13%
                                1998    11.53%
                                1999     0.25%
                                2000     1.15%

                         BEST QUARTER: 16.54%   (1Q/91)
                         WORST QUARTER: (15.28)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000             1 YEAR  5 YEARS   10 YEARS
---------------------------------------             ------  -------  ----------
-------------------------------------------------------------------------------
Class I . . . . . . . . . . . . . . . . . . . . .   1.15%   12.71%     15.23%
Russell 1000(R) Value Index     . . . . . . . . .   7.01%   16.91%     17.37%
-------------------------------------------------------------------------------

                               INTERNATIONAL FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y


                                    [LOGO]

                                1991    13.47%
                                1992    (6.11)%
                                1993    35.56%
                                1994     5.38%
                                1995    10.71%
                                1996     7.98%
                                1997     0.58%
                                1998    13.52%
                                1999    30.46%
                                2000   (11.27)%


                         BEST QUARTER: 18.77%   (4Q/99)
                         WORST QUARTER: (18.43)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
-------------------------------------------------------------------------------
Class Y . . . . . . . . . . . . . . . . . . . .   (11.27)%   7.36%     9.16%
MSCI EAFE Index . . . . . . . . . . . . . . . .   (13.96)%   7.43%     8.56%
-------------------------------------------------------------------------------

                              FIXED INCOME I FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [LOGO]

                                1991    16.01%
                                1992     7.26%
                                1993    10.46%
                                1994   (2.97)%
                                1995    18.03%
                                1996     3.75%
                                1997     9.42%
                                1998     8.37%
                                1999   (1.04)%
                                2000    11.55%


                         BEST QUARTER: 5.78%   (2Q/95)
                         WORST QUARTER: (2.75)%   (1Q/94)



AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000       1 YEAR   5 YEARS     10 YEARS
---------------------------------------      --------  -------  ---------------
-------------------------------------------------------------------------------
Class Y  . . . . . . . . . . . . . . . . .     11.55%   6.31%            7.89%
Lehman Brothers Aggregate Bond Index . . .     11.63%   6.46%            7.96%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER
31, 2000                                     CURRENT
                                             --------
Class Y  . . . . . . . . . . . . . . . . .      6.54%
-------------------------------------------------------------------------------




  To obtain current yield information, please call 1-800-787-7354.

                             FIXED INCOME III FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class Y

                                    [LOGO]

                                1994    (3.89)%
                                1995    17.99%
                                1996     4.88%
                                1997     9.64%
                                1998     6.80%
                                1999    (0.29)%
                                2000    10.36%


                         BEST QUARTER: 6.10%   (2Q/95)
                         WORST QUARTER: (3.12)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------         --------  -------  ------------
-------------------------------------------------------------------------------
Class Y . . . . . . . . . . . . . . . . . . .     10.36%   6.20%      6.84%
Lehman Brothers Aggregate Bond Index  . . . .     11.63%   6.46%      6.88%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                            CURRENT
--------------------------------------------------------
Class Y . . . . . . . . . . . . . . . . . . .      6.62%
-------------------------------------------------------------------------------


 * The Fixed Income III Fund commenced operations on January 29, 1993.



  To obtain current yield information, please call 1-800-787-7354.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    37.08%
                                1992    17.29%
                                1993    17.42%
                                1994     7.24%
                                1995    10.87%
                                1996    36.81%
                                1997    18.99%
                                1998   (15.94)%
                                1999    (0.39)%
                                2000    29.36%


                         BEST QUARTER: 24.69%   (1Q/91)
                         WORST QUARTER: (14.24)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
-------------------------------------------------------------------------------
Class S  . . . . . . . . . . . . . . . . . . . .   29.36%   12.21%     14.84%
NAREIT Equity REIT Index . . . . . . . . . . . .   26.35%   10.10%     13.58%
-------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1994    (5.83)%
                                1995    (8.21)%
                                1996    12.26%
                                1997    (3.45)%
                                1998   (27.57)%
                                1999    49.03%
                                2000   (30.76)%


                         BEST QUARTER: 27.94%   (4Q/99)
                         WORST QUARTER: (21.64)%   (3Q/98)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------         --------  -------  ------------
-------------------------------------------------------------------------------
Class S . . . . . . . . . . . . . . . . . . .   (30.76)%  (4.12)%    (0.09)%
IFC Investable Composite Index  . . . . . . .   (31.76)%  (3.67)%     2.39%
-------------------------------------------------------------------------------


 * The Emerging Markets Fund commenced operations on January 29, 1993.

                              SHORT TERM BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    12.31%
                                1992     2.74%
                                1993     6.98%
                                1994     0.82%
                                1995     9.95%
                                1996     4.76%
                                1997     6.02%
                                1998     6.09%
                                1999     3.03%
                                2000     7.63%


                         BEST QUARTER: 3.90%   (4Q/91)
                         WORST QUARTER: (0.72)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
-------------------------------------------------------------------------------
Class S  . . . . . . . . . . . . . . . . . . . .    7.63%    5.49%     5.98%
Merrill Lynch 1-2.99 Years Treasury Index  . . .    8.00%    5.92%     6.42%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000-----------------------------------------      CURRENT
----                                               ------
Class S. . . . . . . . . . . . . . . . . . . . .    6.05%
-------------------------------------------------------------------------------




  To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Classes S and Y . . . . . .       None            None            None           None        None



                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                  OTHER EXPENSES
                                     (INCLUDING
                                  ADMINISTRATIVE   TOTAL GROSS       FEE            TOTAL
                                      FEES AND     ANNUAL FUND     WAIVERS       ANNUAL FUND
                        ADVISORY    SHAREHOLDER     OPERATING     AND EXPENSE     OPERATING
                          FEE*    SERVICING FEES)   EXPENSES    REIMBURSEMENTS    EXPENSES
                        --------  ---------------  -----------  --------------   -----------
CLASS Y SHARES**
 Equity I Fund  . . .    0.55%         0.07%          0.62%         0.00%           0.62%
 Equity Q Fund  . . .    0.55%         0.06%          0.61%         0.00%           0.61%
 Equity II Fund . . .    0.70%         0.08%          0.78%         0.00%           0.78%
 Equity III Fund  . .    0.55%         0.32%          0.87%         0.00%           0.87%
 International Fund .    0.70%         0.21%          0.91%         0.00%           0.91%
 Fixed Income I Fund     0.25%         0.07%          0.32%         0.00%           0.32%
 Fixed Income III Fund   0.50%         0.15%          0.65%         0.00%           0.65%
CLASS S SHARES
 Real Estate
 Securities Fund  . .    0.80%         0.36%          1.16%         0.00%           1.16%
 Emerging Markets Fund   1.15%         0.77%          1.92%         0.00%           1.92%
 Short Term Bond Fund#   0.45%         0.20%          0.65%        (0.13)%          0.52%


 * Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

 ** "Other Expenses" for the Class Y Shares of each Fund have been restated to reflect current expenses.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

 # For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.


Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS Y SHARES
 Equity I Fund . . . . . . . . . . . . .    $ 63    $198    $  345     $  774
 Equity Q Fund . . . . . . . . . . . . .      62     195       340        762
 Equity II Fund  . . . . . . . . . . . .      80     250       434        967
 Equity III Fund . . . . . . . . . . . .      89     277       481      1,072
 International Fund. . . . . . . . . . .      93     291       505      1,120
 Fixed Income I Fund . . . . . . . . . .      33     103       180        405
 Fixed Income III Fund . . . . . . . . .      66     207       361        808
CLASS S SHARES
 Real Estate Securities Fund . . . . . .    $118    $368    $  637     $1,408
 Emerging Markets Fund . . . . . . . . .     195     603     1,037      2,243
 Short Term Bond Fund. . . . . . . . . .      53     194       349        798




                        SUMMARY COMPARISON OF THE FUNDS




           FUND                                    FOCUS
---------------------------  ------------------------------------------------
Equity I Fund. . . . . . .   Income and capital growth
Equity Q Fund. . . . . . .   Total return
Equity II Fund. . . . . .    Maximum total return primarily through capital
                             appreciation
Equity III Fund. . . . . .   Capital appreciation
International Fund . . . .   Total return
Fixed Income I Fund. . . .   Current income and diversification
Fixed Income III Fund. . .   Maximum total return primarily through capital
                             appreciation
Real Estate Securities Fund  Total return
Emerging Markets Fund. . .   Maximum total return primarily through capital
                             appreciation
Short Term Bond Fund. . .    Preservation of capital and generation of current
                             income





                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES


EQUITY I FUND
-------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Equity I Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY Q FUND
-------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Equity Q Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY II FUND
--------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Equity I Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Equity II Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY III FUND
---------------

   INVESTMENT OBJECTIVE


To provide capital appreciation.


   PRINCIPAL INVESTMENT STRATEGIES


The Equity III Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

  . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL FUND
------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME I FUND
-------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income I Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


FIXED INCOME III FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Fixed Income III Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject toand lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.



RISK ASSOCIATED WITH            DESCRIPTION                   RELEVANT FUND
--------------------    ------------------------------    ---------------------
MULTI-MANAGER APPROACH  The investment styles employed    All Funds
                        by a Fund's money managers may
                        not be complementary. The
                        interplay of the various
                        strategies employed by a
                        Fund's multiple money managers
                        may result in a Fund holding a
                        concentration of certain types
                        of securities. This
                        concentration may be
                        beneficial or detrimental to a
                        Fund's performance depending
                        upon the performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

EQUITY SECURITIES       The value of equity securities    Equity I
                        will rise and fall in response    Equity II
                        to the activities of the          Equity III
                        company that issued the stock,    Equity Q
                        general market conditions and/    International Emerging
                        or economic conditions.           Markets
                                                          Real Estate Securities

  . Value Stocks        Investments in value stocks are   Equity I
                        subject to risks that (i) their   Equity II
                        intrinsic values may never be     Equity III
                        realized by the market or (ii)    Equity Q
                        such stock may turn out not to    International
                        have been undervalued.

  . Growth Stocks       Growth company stocks may         Equity I
                        provide minimal dividends which   Equity II
                        could otherwise cushion stock     Equity Q
                        prices in a market decline. The   International
                        value of growth company stocks
                        may rise and fall significantly
                        based, in part, on investors'
                        perceptions of the company,
                        rather than on fundamental
                        analysis of the stocks.

  . Market-Oriented     Market-oriented investments are   Equity I
     Investments        generally subject to the risks    Equity II
                        associated with growth and value  Equity Q
                        stocks.                           International

  . Securities of       Investments in smaller          Equity II
    Small               companies may involve greater
    Capitalization      risks because these companies
    Companies           generally have a limited track
                        record. Smaller companies
                        often have narrower markets
                        and more limited managerial
                        and financial resources than
                        larger, more established
                        companies. As a result, their
                        performance can be more
                        volatile, which may increase
                        the volatility of a Fund's
                        portfolio.

FIXED-INCOME            Prices of fixed-income          Short Term Bond
SECURITIES              securities rise and fall in     Fixed Income I
                        response to interest rate       Fixed Income III
                        changes. Generally, when
                        interest rates rise, prices of
                        fixed-income securities fall.
                        The longer the duration of the
                        security, the more sensitive
                        the security is to this risk.
                        A 1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

  . Non-Investment      Although lower rated debt       Short Term Bond
    Grade Fixed-Income  securities generally offer a    Fixed Income III
    Securities          higher yield than higher rated
                        debt securities, they involve
                        higher risks. They are
                        especially subject to:

                          . Adverse changes in general
                            economic conditions and in
                            the industries in which
                            their issuers are engaged,

                          . Changes in the financial
                            condition of their issuers
                            and

                          . Price fluctuations in
                            response to changes in
                            interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset   International
SECURITIES              value may be significantly      Emerging Markets
                        affected by political or        Short Term Bond
                        economic conditions and         Fixed Income I
                        regulatory requirements in a    Fixed Income III
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards typically
                        are not as strict as they are
                        in the US and there may be
                        less public information
                        available about foreign
                        companies. Non-US securities
                        markets may be less liquid and
                        have fewer transactions than
                        US securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Non-US Debt       A Fund's non-US debt              Short Term Bond
    Securities        securities are typically          Fixed Income I
                      obligations of sovereign          Fixed Income III
                      governments and corporations.
                      These securities are
                      particularly subject to a risk
                      of default from political
                      instability.

  . Emerging Market   Investments in emerging or        Emerging Markets
    Countries         developing markets involve        Fixed Income III
                      exposure to economic structures
                      that are generally less diverse
                      and mature, and to political
                      systems which have less
                      stability than those of more
                      developed countries. Emerging
                      market securities are subject to
                      currency transfer restrictions
                      and may experience delays and
                      disruptions in securities
                      settlement procedures for a
                      Fund's portfolio securities.

  . Instruments of US Non-US corporations and banks     Short Term Bond
    and Foreign Banks issuing dollar denominated        Fixed Income I
    and Branches and  instruments in the US are not     Fixed Income III
    Foreign           necessarily subject to the
    Corporations,     same regulatory requirements
    Including Yankee  that apply to US corporations
    Bonds             and banks, such as accounting,
                      auditing and recordkeeping
                      standards, the public
                      availability of information
                      and, for banks, reserve
                      requirements, loan limitations
                      and examinations. This
                      increases the possibility that
                      a non-US corporation or bank
                      may become insolvent or
                      otherwise unable to fulfill
                      its obligations on these
                      instruments.

DERIVATIVES (E.G.     If a Fund incorrectly             Short Term Bond
FUTURES CONTRACTS,    forecasts interest rates in       Fixed Income I
OPTIONS ON FUTURES,   using derivatives, the Fund       Fixed Income III
INTEREST RATE SWAPS)  could lose money. Price
                      movements of a futures
                      contract, option or structured
                      note may not be identical to
                      price movements of portfolio
                      securities or a securities
                      index resulting in the risk
                      that, when a Fund buys a
                      futures contract or option as
                      a hedge, the hedge may not be
                      completely effective.

REAL ESTATE           Just as real estate values go     Real Estate Securities
SECURITIES            up and down, the value of the
                      securities of companies
                      involved in the industry, and
                      in which a Fund invests, also
                      fluctuates. A Fund that
                      invests in real estate
                      securities is also subject to
                      the risks associated with
                      direct ownership of real
                      estate. Additional risks
                      include declines in the value
                      of real estate, changes in
                      general and local economic
                      conditions, increases in
                      property taxes and changes in
                      tax laws and interest rates.
                      The value of securities of
                      companies that service the
                      real estate industry may also
                      be affected by such risks.

  . REITs             REITs may be affected by          Real Estate Securities
                      changes in the value of the
                      underlying properties owned by
                      the REITs and by the quality of
                      any credit extended. Moreover,
                      the underlying portfolios of
                      REITs may not be diversified,
                      and therefore are subject to
                      the risk of financing a single
                      or a limited number of
                      projects. REITs are also
                      dependent upon management
                      skills and are subject to heavy
                      cash flow dependency, defaults
                      by borrowers, self-liquidation
                      and the possibility of failing
                      either to qualify for tax-free
                      pass through of income under
                      federal tax laws or to maintain
                      their exemption from certain
                      federal securities laws.

MUNICIPAL OBLIGATIONS Municipal obligations are         Fixed Income I
                      affected by economic, business    Fixed Income III
                      or political developments.        Short Term Bond
                      These securities may be subject
                      to provisions of litigation,
                      bankruptcy and other laws
                      affecting the rights and
                      remedies of creditors, or may
                      become subject to future laws
                      extending the time for payment
                      of principal and/or interest,
                      or limiting the rights of
                      municipalities to levy taxes.

REPURCHASE AGREEMENTS Under a repurchase agreement, a   Fixed Income I
                      bank or broker sells securities   Fixed Income III
                      to a Fund and agrees to           Short Term Bond
                      repurchase them at the Fund's
                      cost plus interest. If the
                      value of the securities
                      declines and the bank or broker
                      defaults on its repurchase
                      obligation, a Fund could incur
                      a loss.

EXPOSING LIQUIDITY    By exposing its liquidity         Equity I
RESERVES TO EQUITY    reserves to an equity market,     Equity II
MARKETS               principally by use of equity      Equity III
                      index futures but also by use     Equity Q
                      of exchange traded and            International
                      over-the-counter options and      Real Estate Securities
                      equity index swaps, a Fund's      Emerging Markets
                      performance tends to
                      correlate more closely to the
                      performance of that market as
                      a whole. However, the market
                      performance of these
                      instruments may not correlate
                      precisely to the performance
                      of a stock market. This
                      approach increases a Fund's
                      performance if the particular
                      equity market rises and
                      reduces a Fund's performance
                      if the particular equity
                      market declines.

SECURITIES LENDING    If a borrower of a Fund's         All Funds
                      securities fails financially,
                      the Fund's recovery of the
                      loaned securities may be delayed
                      or the Fund may lose its rights
                      to the collateral which could
                      result in a loss to a Fund.

                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.


  . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


  . Randal C. Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.


  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.


  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.

  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis are the following percentages of each Fund's average daily net assets: Equity I Fund, 0.55%; Equity Q Fund, 0.55%; Equity II Fund, 0.70%; Equity III Fund, 0.55%; International Fund, 0.70%; Fixed Income I Fund, 0.25%; Fixed Income III Fund, 0.50%; Real Estate Securities Fund, 0.80%; Emerging Markets Fund, 1.15%; and Short Term Bond Fund, 0.45%. The annual rate of administrative fees payable to FRIMCo monthly on a pro rata basis are an additional 0.05% of the average daily net assets of the Real Estate Securities, Emerging Markets and Short Term Bond Funds. The Class Y Shares of the remaining Funds pay administrative fees to FRIMCo at cost.


  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.


  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                              PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.


                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                       PAYABLE                       FUNDS
--------                ----------------------  -----------------------------
Quarterly . . . . . .   Mid: April, July,       Equity I, Equity III, Equity Q,
                        October and December    Real Estate Securities, Short
                                                Term Bond, Fixed Income I,
                                                Fixed Income III and Select
                                                Value Funds
Annually. . . . . . .   Mid-December            International, Emerging
                                                Markets, Equity II and Select
                                                Growth Funds


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.

                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Equity I, Equity II, Equity III, Equity Q or Real Estate Securities Funds will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.



VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

                            HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class Y Shares, there is a $10 million required minimum initial investment for each account in each Fund.

  For Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.

BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                              EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.

                             HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.



                        PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                             WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                               ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                             FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.

  No Class Y Shares of the Equity III Fund were issued during the periods shown. Although the information presented reflects the Class I Shares of the Equity III Fund, Class Y Shares have similar fees and charges and would have presented similar results.


EQUITY I FUND--CLASS Y SHARES



                                                                       2000*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 36.90
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . . . . . .        .14
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (1.64)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .      (1.50)
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.19)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 35.21
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .      (4.03)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     37,101
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . . . . . . . . . . . . .        .62
  Operating expenses, gross  . . . . . . . . . . . . . . . . . . .        .67
  Net investment income  . . . . . . . . . . . . . . . . . . . . .        .65
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .     144.37


 * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Not annualized.

 (c) Annualized.

EQUITY Q FUND--CLASS Y SHARES



                                                                       2000*
                                                                     --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 42.29
                                                                     --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . . . . . .        .16
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (1.54)
                                                                     --------
  Total income from operations . . . . . . . . . . . . . . . . . .      (1.38)
                                                                     --------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.22)
                                                                     --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 40.69
                                                                     ========
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .      (3.21)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     38,812
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . . . . . . . . . . . . .        .61
  Operating expenses, gross  . . . . . . . . . . . . . . . . . . .        .66
  Net investment income  . . . . . . . . . . . . . . . . . . . . .        .68
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      59.91


 * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Not annualized.

 (c) Annualized.

EQUITY II FUND--CLASS Y SHARES



                                                                       2000*
                                                                     --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 38.89
                                                                     --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . . . . . .        .11
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .       (.55)
                                                                     --------
  Total income from operations . . . . . . . . . . . . . . . . . .       (.44)
                                                                     --------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.10)
                                                                     --------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 38.35
                                                                     ========
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .      (1.15)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     50,112
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . . . . . . . . . . . . .        .78
  Operating expenses, gross  . . . . . . . . . . . . . . . . . . .        .83
  Net investment income  . . . . . . . . . . . . . . . . . . . . .        .51
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .     137.51


 * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Not annualized.

 (c) Annualized.

EQUITY III FUND--CLASS I SHARES


                                                        YEAR ENDED DECEMBER 31,
                                          ----------------------------------------------------
                                2000*       1999       1998       1997       1996        1995
                               ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . .   $  26.18   $  29.12   $  29.80   $  29.68   $  29.11    $  24.18
                               --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). .        .25        .40        .47        .60        .70         .82
 Net realized and unrealized
 gain (loss) . . . . . . . .        .15       (.41)      2.75       8.69       5.10        7.73
                               --------   --------   --------   --------   --------    --------
  Total income from
  operations . . . . . . . .        .40       (.01)      3.22       9.29       5.80        8.55
                               --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income.       (.25)      (.40)      (.47)      (.61)      (.71)       (.83)
 From net realized gain. . .         --      (2.53)     (3.43)     (8.56)     (4.52)      (2.79)
                               --------   --------   --------   --------   --------    --------
  Total distributions. . . .       (.25)     (2.93)     (3.90)     (9.17)     (5.23)      (3.62)
                               --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD . . . . . . . . . . .   $  26.33   $  26.18   $  29.12   $  29.80   $  29.68    $  29.11
                               ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c) . . .       1.59        .25      11.53      33.13      20.90       35.96
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period
 (in thousands). . . . . . .    129,405    168,361    210,491    242,112    221,778     222,541
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses . . . .        .92        .79        .74        .78        .79         .65
  Net investment income  . .       1.22       1.39       1.54       1.77       2.23        2.90
 Portfolio turnover rate (%)     108.39     146.28     135.53     128.86     100.78      103.40


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

INTERNATIONAL FUND--CLASS Y SHARES



                                                                       2000*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 46.09
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . . . . . .        .46
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .      (6.93)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .      (6.47)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 39.62
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .     (14.04)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     78,103
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . . . . . . . . . . . . .        .91
  Operating expenses, gross  . . . . . . . . . . . . . . . . . . .        .94
  Net investment income  . . . . . . . . . . . . . . . . . . . . .       1.85
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .     105.17


 * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Not annualized.

 (c) Annualized.

FIXED INCOME I FUND--CLASS Y SHARES



                                                                      2000*
                                                                     --------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . . . . .    $  20.61
                                                                     --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a). . . . . . . . . . . . . . . . .         .81
 Net realized and unrealized gain (loss). . . . . . . . . . . . .         .37
                                                                     --------
  Total income from operations. . . . . . . . . . . . . . . . . .        1.18
                                                                     --------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . . . . . .       (1.00)
                                                                     --------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . . . . .    $  20.79
                                                                     ========
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . . . . . .        5.89
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . . . . . .     144,049
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . . . . . . . .         .32
  Operating expenses, gross . . . . . . . . . . . . . . . . . . .         .34
  Net investment income . . . . . . . . . . . . . . . . . . . . .        6.63
 Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . .      117.94


 * For the period March 29, 2000 (commencement of sale) to October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Not annualized.

 (c) Annualized.

FIXED INCOME III FUND--CLASS Y SHARES



                                                                       2000*
                                                                      -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $  9.69
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a) . . . . . . . . . . . . . . . . .        .25
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .        .13
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .        .38
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.31)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  9.76
                                                                      =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . . . . . .       3.99
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     21,348
 Ratios to average net assets (%)(c):
  Operating expenses, net  . . . . . . . . . . . . . . . . . . . .        .64
  Operating expenses, gross  . . . . . . . . . . . . . . . . . . .        .74
  Net investment income  . . . . . . . . . . . . . . . . . . . . .       6.73
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .     108.08


 * For the period June 7, 2000 (commencement of sale) to October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Not annualized.

 (c) Annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                                    YEAR ENDED DECEMBER 31,
                                                      ----------------------------------------------------
                                            2000*       1999       1998       1997       1996        1995
                                           ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD . .   $  22.86   $  24.44   $  30.86   $  29.19   $  23.51    $  22.53
                                           --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . .       1.04       1.30       1.34       1.36       1.39        1.32
 Net realized and unrealized gain (loss)       3.15      (1.20)     (6.13)      3.93       6.89        1.03
                                           --------   --------   --------   --------   --------    --------
  Total income from operations . . . . .       4.19        .10      (4.79)      5.29       8.28        2.35
                                           --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . . . .       (.83)     (1.68)     (1.17)     (1.41)     (1.34)      (1.35)
 From net realized gain. . . . . . . . .         --         --       (.46)     (2.21)     (1.26)      (0.02)
                                           --------   --------   --------   --------   --------    --------
  Total distributions. . . . . . . . . .       (.83)     (1.68)     (1.63)     (3.62)     (2.60)      (1.37)
                                           --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . . .   $  26.22   $  22.86   $  24.44   $  30.86   $  29.19    $  23.51
                                           ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . . . . . .      18.53        .55     (15.94)     18.99      36.81       10.87
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands)   669,529    589,300    576,326    615,483    445,619     290,990
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . .       1.16       1.14       1.05       1.02       1.04        1.04
  Net investment income  . . . . . . . .       5.00       5.41       4.93       4.57       5.64        6.10
 Portfolio turnover rate (%) . . . . . .      53.30      42.69      42.58      49.40      51.75       23.49


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS S SHARES


                                                              YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------
                                      2000*       1999       1998       1997       1996        1995
                                     ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .   $  12.52   $   8.48   $  11.79   $  12.35   $  11.16    $  12.25
                                     --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)**. . . .         --        .03        .12        .14        .10         .11
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .      (3.21)      4.10      (3.35)      (.56)      1.26       (1.12)
                                     --------   --------   --------   --------   --------    --------
  Total income from operations . .      (3.21)      4.13      (3.23)      (.42)      1.36       (1.01)
                                     --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . .       (.06)      (.09)      (.08)      (.14)      (.17)       (.05)
 From net realized gain. . . . . .         --         --         --         --         --        (.03)
                                     --------   --------   --------   --------   --------    --------
  Total distributions. . . . . . .       (.06)      (.09)      (.08)      (.14)      (.17)       (.08)
                                     --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . .   $   9.25   $  12.52   $   8.48   $  11.79   $  12.35    $  11.16
                                     ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c) . . . . . .     (25.79)     49.03     (27.57)     (3.45)     12.26       (8.21)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .    359,201    430,794    294,349    333,052    271,490     172,673
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net. . . . .       1.91       1.91       1.75       1.64       1.71        1.75
  Operating expenses, gross  . . .       1.92       1.91       1.75       1.64       1.72        1.80
  Net investment income  . . . . .       (.02)       .26       1.20        .87        .77         .88
 Portfolio turnover rate (%) . . .      73.11      94.85      59.35      50.60      34.62       71.16


 *   For the ten months ended October 31, 2000.

 **  Less than $.01 per share for the period ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS S SHARES


                                                             YEAR ENDED DECEMBER 31,
                                               ----------------------------------------------------
                                     2000*       1999       1998       1997       1996        1995
                                    ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . . .   $  18.03   $  18.46   $  18.35   $  18.36   $  18.55    $  17.98
                                    --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . . .        .91        .90        .99       1.08       1.04        1.16
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . .        .09       (.36)       .11         --       (.19)        .59
                                    --------   --------   --------   --------   --------    --------
  Total income from operations. .       1.00        .54       1.10       1.08        .85        1.75
                                    --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . . .       (.81)      (.97)      (.99)     (1.09)     (1.04)      (1.18)
                                    --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD  .   $  18.22   $  18.03   $  18.46   $  18.35   $  18.36    $  18.55
                                    ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c). . . . . .       5.64       3.03       6.09       6.02       4.76        9.95
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . .    422,884    447,590    260,539    229,470    222,983     183,577
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net . . . .        .64        .74        .66        .66        .70         .58
  Operating expenses, gross . . .        .66        .74        .66        .66        .70         .58
  Net investment income . . . . .       6.00       5.22       5.37       5.70       5.70        6.41
 Portfolio turnover rate (%). . .      92.31     177.08     129.85     213.14     264.40      269.31


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                                 EQUITY I FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                                 EQUITY Q FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                                EQUITY II FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                                EQUITY III FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                              INTERNATIONAL FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                              FIXED INCOME I FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                             FIXED INCOME III FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                             SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class Y Shares:
    Equity I Fund
    Equity Q Fund
    Equity II Fund
    Equity III Fund
    International Fund
    Fixed Income I Fund
    Fixed Income III Fund
    Class S Shares:
    Real Estate Securities Fund
    Emerging Markets Fund
    Short Term Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-062 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------
RUSSELL FUNDS
-------------

Russell Funds

PROSPECTUS

CLASS E AND S SHARES:

DIVERSIFIED EQUITY FUND

QUANTITATIVE EQUITY FUND

TAX-MANAGED LARGE CAP FUND

SPECIAL GROWTH FUND

TAX-MANAGED SMALL CAP FUND

SELECT GROWTH FUND

SELECT VALUE FUND

EQUITY INCOME FUND

REAL ESTATE SECURITIES FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

SHORT TERM BOND FUND

TAX EXEMPT BOND FUND

DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS




Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective, Principal Investment Strategies and Principal
 Risks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     8
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .    22
Summary Comparison of the Funds . . . . . . . . . . . . . . . . . . . .    25
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    25
Investment Objective and Principal Investment Strategies. . . . . . . .    27
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    42
Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . .    46
The Money Managers. . . . . . . . . . . . . . . . . . . . . . . . . . .    48
Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . .    48
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    49
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    49
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    50
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    51
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    51
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    53
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    53
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    54
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    55
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    55
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    56
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    80

                              RISK/RETURN SUMMARY


   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


DIVERSIFIED EQUITY FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   PRINCIPAL RISKS

An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.

The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and to offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SPECIAL GROWTH FUND
-------------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED SMALL CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Small Cap Fund invests primarily in equity securities of small capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Tax-Managed Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT GROWTH FUND
------------------

   INVESTMENT OBJECTIVE

To provide capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT VALUE FUND
-----------------

   INVESTMENT OBJECTIVE

To provide capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY INCOME FUND
------------------

   INVESTMENT OBJECTIVE


To provide capital appreciation.


   PRINCIPAL INVESTMENT STRATEGIES


The Equity Income Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Equity Income Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS


An investment in the Emerging Markets Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



DIVERSIFIED BOND FUND
---------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Diversified Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


TAX EXEMPT BOND FUND
--------------------

   INVESTMENT OBJECTIVE

To provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

   PRINCIPAL RISKS

An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

  An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of that Fund's operations). The return for the Class E of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of the Class E Shares. The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class S Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

  The returns shown for the Class E Shares reflect the deduction of Rule 12b-1 distribution fees from the date each Fund's Class E Shares were first issued, which is identified below, until May 18, 1998. Effective May 18, 1998, Class E Shares of the Funds no longer charged Rule 12b-1 distribution fees, which had reduced Class E returns prior to that date. The returns shown have not been increased to reflect the effect of the elimination of those fees. Returns for periods prior to the date that each Fund first issued its Class E Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Each Fund commenced operations of its Class E Shares on the following dates: the Diversified Equity Fund -- May 27, 1997; the Equity Income, Quantitative Equity, Special Growth, International Securities, Real Estate Securities and Diversified Bond Funds -- November 4, 1996; the Multistrategy Bond Fund -- September 11, 1998; the Emerging Markets Fund -- September 22, 1998; the Short Term Bond Fund -- February 18, 1999; the Tax Exempt Bond Fund -- May 14, 1999; the Tax-Managed Large Cap Fund -- November 14, 2000; and the Tax-Managed Small Cap Fund -- November 14, 2000.

  For periods prior to April 1, 1995, performance results for the Emerging Markets and Short Term Bond Funds do not reflect deduction of investment management fees.

  Because the Select Growth and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

  Past performance is no indication of future results.

                            DIVERSIFIED EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    31.05%
                                1992     8.32%
                                1993    10.53%
                                1994    (0.01)%
                                1995    35.17%
                                1996    23.29%
                                1997    31.32%
                                1998    25.11%
                                1999    18.21%
                                2000   (10.99)%

                         BEST QUARTER: 22.46%   (4Q/98)
                         WORST QUARTER: (15.19)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Class E . . . . . . . . . . . . . . . . . . . .   (11.21)%  16.02%     16.12%
Class S . . . . . . . . . . . . . . . . . . . .   (10.99)%  16.33%     16.27%
Russell 1000(R) Index . . . . . . . . . . . . .    (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                            QUANTITATIVE EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    31.70 %
                                1992     8.67 %
                                1993    12.56 %
                                1994     0.19 %
                                1995    37.69 %
                                1996    23.08 %
                                1997    32.70 %
                                1998    24.82 %
                                1999    21.37 %
                                2000    (7.34)%

                         BEST QUARTER: 22.58%   (4Q/98)
                         WORST QUARTER: (14.38)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Class E  . . . . . . . . . . . . . . . . . . . .   (7.73)%  17.58%     17.45%
Class S  . . . . . . . . . . . . . . . . . . . .   (7.34)%  18.03%     17.67%
Russell 1000(R) Index  . . . . . . . . . . . . .   (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                           TAX-MANAGED LARGE CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1997    31.73 %
                                1998    32.08 %
                                1999    16.51 %
                                2000    (8.53)%

                         BEST QUARTER: 23.71%   (4Q/98)
                         WORST QUARTER: (10.12)%   (3Q/98)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
Class E . . . . . . . . . . . . . . . . . . . . . . . .   (8.50)%     17.43%
Class S . . . . . . . . . . . . . . . . . . . . . . . .   (8.53)%     17.42%
S&P 500 Composite Stock Price Index . . . . . . . . . .   (9.19)%     17.81%
-------------------------------------------------------------------------------

 * The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                              SPECIAL GROWTH FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    43.11 %
                                1992    12.52 %
                                1993    15.48 %
                                1994    (3.71)%
                                1995    28.52 %
                                1996    18.65 %
                                1997    28.77 %
                                1998     0.42 %
                                1999    21.45 %
                                2000     9.18 %

                         BEST QUARTER: 22.40%   (1Q/91)
                         WORST QUARTER: (22.45)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000             1 YEAR  5 YEARS   10 YEARS
---------------------------------------             ------  -------  ----------
Class E . . . . . . . . . . . . . . . . . . . . .   8.89%   14.87%     16.49%
Class S . . . . . . . . . . . . . . . . . . . . .   9.18%   15.25%     16.68%
Russell 2500(TM) Index  . . . . . . . . . . . . .   4.27%   13.98%     17.41%
-------------------------------------------------------------------------------

                           TAX-MANAGED SMALL CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1997    31.73%
                                1998    32.08%
                                1999    16.51%
                                2000    (6.36)%



                         BEST QUARTER: 12.48%   (1Q/00)
                         WORST QUARTER: (17.16)%   (4Q/00)

AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
Class E . . . . . . . . . . . . . . . . . . . . . . . .   (6.27)%      0.53%
Class S . . . . . . . . . . . . . . . . . . . . . . . .   (6.36)%      0.43%
Russell 2500(TM) Index  . . . . . . . . . . . . . . . .    4.27%      13.82%
Russell Small Cap Completeness(TM) Index**. . . . . . .   (8.96)%      3.00%
-------------------------------------------------------------------------------

 *  The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

 ** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.

                               EQUITY INCOME FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1991    27.52%
                                1992    11.51%
                                1993    13.23%
                                1994     0.69%
                                1995    34.76%
                                1996    21.45%
                                1997    33.59%
                                1998    12.99%
                                1999     0.25%
                                2000     0.15%


                         BEST QUARTER: 16.47%   (1Q/91)
                         WORST QUARTER: (15.63)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Class E  . . . . . . . . . . . . . . . . . . . .   (0.11)%  12.56%     14.71%
Class S  . . . . . . . . . . . . . . . . . . . .    0.15%   12.96%     14.92%
Russell 1000(R) Value Index  . . . . . . . . . .    7.01%   16.91%     17.37%
-------------------------------------------------------------------------------

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1991    37.08%
                                1992    17.29%
                                1993    17.42%
                                1994     7.24%
                                1995    10.87%
                                1996    36.81%
                                1997    18.99%
                                1998   (15.94)%
                                1999    (0.39)%
                                2000    29.36%


                         BEST QUARTER: 24.69%   (1Q/91)
                         WORST QUARTER: (14.24)%   (3Q/90)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Class E  . . . . . . . . . . . . . . . . . . . .   29.03%   11.83%     14.65%
Class S  . . . . . . . . . . . . . . . . . . . .   29.36%   12.21%     14.84%
NAREIT Equity REIT Index . . . . . . . . . . . .   26.35%   10.10%     13.58%
-------------------------------------------------------------------------------

                         INTERNATIONAL SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    11.99 %
                                1992    (6.94)%
                                1993    33.48 %
                                1994     4.86 %
                                1995    10.20 %
                                1996     7.63 %
                                1997     0.26 %
                                1998    12.90 %
                                1999    30.52 %
                                2000   (11.43)%

                         BEST QUARTER: 19.02%   (4Q/99)
                         WORST QUARTER: (17.66)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------           --------  -------  ----------
Class E . . . . . . . . . . . . . . . . . . . .   (11.65)%   6.74%     8.33%
Class S . . . . . . . . . . . . . . . . . . . .   (11.43)%   7.08%     8.51%
MSCI EAFE Index . . . . . . . . . . . . . . . .   (13.96)%   7.43%     8.56%
-------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1994    (5.83)%
                                1995    (8.21)%
                                1996    12.26%
                                1997    (3.45)%
                                1998   (27.57)%
                                1999    49.03%
                                2000   (30.76)%

                         BEST QUARTER: 27.94%   (4Q/99)
                         WORST QUARTER: (21.64)%   (3Q/98)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------         --------  -------  ------------
Class E . . . . . . . . . . . . . . . . . . .   (30.87)%  (4.20)%    (0.14)%
Class S . . . . . . . . . . . . . . . . . . .   (30.76)%  (4.12)%    (0.09)%
IFC Investable Composite Index  . . . . . . .   (31.76)%  (3.67)%     2.39%
-------------------------------------------------------------------------------

 * The Emerging Markets Fund commenced operations on January 29, 1993.

                             DIVERSIFIED BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S


                                    [LOGO]

                                1991    15.29%
                                1992     6.57%
                                1993    10.02%
                                1994    (3.25)%
                                1995    17.76%
                                1996     3.43%
                                1997     9.09%
                                1998     8.09%
                                1999    (2.14)%
                                2000    11.30%


                         BEST QUARTER: 5.80%   (2Q/95)
                         WORST QUARTER: (2.79)%   (1Q/94)

AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Class E  . . . . . . . . . . . . . . . . . . . .   11.10%    5.68%     7.33%
Class S  . . . . . . . . . . . . . . . . . . . .   11.30%    6.03%     7.51%
Lehman Brothers Aggregate Bond Index . . . . . .   11.63%    6.46%     7.96%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                               CURRENT
-------------------------------------------------- ------
Class E. . . . . . . . . . . . . . . . . . . . .    6.19%
Class S. . . . . . . . . . . . . . . . . . . . .    6.43%
-------------------------------------------------------------------------------

  To obtain current yield information, please call 1-800-787-7354.

                            MULTISTRATEGY BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1994    (4.35)%
                                1995    17.92%
                                1996     4.97%
                                1997     9.50%
                                1998     6.79%
                                1999    (0.81)%
                                2000     9.77%

                         BEST QUARTER: 6.23%   (2Q/95)
                         WORST QUARTER: (3.44)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR   5 YEARS   INCEPTION*
---------------------------------------          -------  -------  ------------
Class E  . . . . . . . . . . . . . . . . . . .    9.59%    5.84%      6.35%
Class S  . . . . . . . . . . . . . . . . . . .    9.77%    5.97%      6.43%
Lehman Brothers Aggregate Bond Index . . . . .   11.63%    6.46%      6.88%

30-DAY YIELDS FOR THE YEAR ENDED
DECEMBER 31, 2000                               CURRENT
----------------------------------------------  -------
Class E. . . . . . . . . . . . . . . . . . . .    6.26%
Class S. . . . . . . . . . . . . . . . . . . .    6.31%
-------------------------------------------------------------------------------

 * The Multistrategy Bond Fund commenced operations on January 29, 1993.

  To obtain current yield information, please call 1-800-787-7354.

                              SHORT TERM BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    12.31%
                                1992     2.74%
                                1993     6.98%
                                1994     0.82%
                                1995     9.95%
                                1996     4.76%
                                1997     6.02%
                                1998     6.09%
                                1999     3.03%
                                2000     7.63%

                         BEST QUARTER: 3.90%   (4Q/91)
                         WORST QUARTER: (0.72)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            -------  -------  ----------
Class E  . . . . . . . . . . . . . . . . . . . .    7.33%    5.39%     5.93%
Class S  . . . . . . . . . . . . . . . . . . . .    7.63%    5.49%     5.98%
Merrill Lynch 1-2.99 Years Treasury Index  . . .    8.00%    5.92%     6.42%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                               CURRENT
-------------------------------------------------- -------
Class E. . . . . . . . . . . . . . . . . . . . .    5.80%
Class S. . . . . . . . . . . . . . . . . . . . .    6.05%
-------------------------------------------------------------------------------

  To obtain current yield information, please call 1-800-787-7354.

                              TAX EXEMPT BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991     7.64 %
                                1992     5.85 %
                                1993     6.58 %
                                1994    (0.54)%
                                1995     7.81 %
                                1996     3.07 %
                                1997     4.92 %
                                1998     4.82 %
                                1999    (0.52)%
                                2000     7.77 %

                         BEST QUARTER:  2.95%   (4Q/00)
                         WORST QUARTER: (1.59)% (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000*      1 YEAR   5 YEARS     10 YEARS
----------------------------------------      -------  -------  ---------------
Class E . . . . . . . . . . . . . . . . . .    7.49%    3.89%            4.65%
Class S . . . . . . . . . . . . . . . . . .    7.77%    3.97%            4.69%
Lehman Brothers Municipal 1-10 Year Index .    8.17%    5.23%              --

YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000   CURRENT
-------------------------------------------   -------
30-DAY YIELD
Class E . . . . . . . . . . . . . . . . . .    3.91%
Class S . . . . . . . . . . . . . . . . . .    4.17%
30-DAY TAX EQUIVALENT YIELD
Class E . . . . . . . . . . . . . . . . . .    6.47%
Class S . . . . . . . . . . . . . . . . . .    6.90%
-------------------------------------------------------------------------------

 * The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.

  To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                             MAXIMUM SALES
                              MAXIMUM SALES   CHARGE (LOAD)
                              CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                               IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                              -------------  --------------  ---------------  ----------  ----------
All Funds, Classes E and S...     None            None            None           None        None

                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                  OTHER EXPENSES
                                     (INCLUDING
                                  ADMINISTRATIVE   TOTAL GROSS        FEE
                                      FEES AND     ANNUAL FUND      WAIVERS           TOTAL NET
                        ADVISORY    SHAREHOLDER     OPERATING     AND EXPENSE        ANNUAL FUND
                          FEE*    SERVICING FEES)   EXPENSES    REIMBURSEMENTS#   OPERATING EXPENSES
                        --------  ---------------  -----------  ---------------   ------------------
CLASS E SHARES**
 Diversified Equity. .   0.73%         0.46%          1.19%          0.00%              1.19%
 Quantitative Equity .   0.73%         0.44%          1.17%          0.00%              1.17%
 Tax-Managed Large
  Cap+ . . . . . . . .   0.70%         0.41%          1.11%          0.00%              1.11%
 Special Growth  . . .   0.90%         0.56%          1.46%          0.00%              1.46%
 Tax-Managed Small
  Cap#+. . . . . . . .   0.98%         1.05%          2.03%         (0.53)%             1.50%
 Select Growth#+ . . .   0.80%         1.06%          1.86%         (0.51)%             1.35%
 Select Value#+  . . .   0.70%         1.04%          1.74%         (0.49)%             1.25%
 Equity Income . . . .   0.75%         0.81%          1.56%          0.00%              1.56%
 Real Estate
  Securities . . . . .   0.80%         0.61%          1.41%          0.00%              1.41%
 International
  Securities . . . . .   0.90%         0.64%          1.54%          0.00%              1.54%
 Emerging Markets. . .   1.15%         1.02%          2.17%          0.00%              2.17%
 Diversified Bond  . .   0.40%         0.47%          0.87%          0.00%              0.87%
 Multistrategy Bond. .   0.60%         0.52%          1.12%          0.00%              1.12%
 Short Term Bond#. . .   0.45%         0.45%          0.90%         (0.13)%             0.77%
 Tax-Exempt Bond . . .   0.30%         0.59%          0.89%          0.00%              0.89%
CLASS S SHARES
 Diversified Equity. .   0.73%         0.21%          0.94%          0.00%              0.94%
 Quantitative Equity .   0.73%         0.19%          0.92%          0.00%              0.92%
 Tax-Managed Large Cap   0.70%         0.16%          0.86%          0.00%              0.86%
 Special Growth  . . .   0.90%         0.31%          1.21%          0.00%              1.21%
 Tax-Managed Small
  Cap# . . . . . . . .   0.98%         0.80%          1.78%         (0.53)%             1.25%
 Select Growth#+ . . .   0.80%         0.81%          1.61%         (0.51)%             1.10%
 Select Value#+  . . .   0.70%         0.79%          1.49%         (0.49)%             1.00%
 Equity Income . . . .   0.75%         0.56%          1.31%          0.00%              1.31%
 Real Estate
  Securities . . . . .   0.80%         0.36%          1.16%          0.00%              1.16%
 International
  Securities . . . . .   0.90%         0.39%          1.29%          0.00%              1.29%
 Emerging Markets. . .   1.15%         0.77%          1.92%          0.00%              1.92%
 Diversified Bond. . .   0.40%         0.22%          0.62%          0.00%              0.62%
 Multistrategy Bond. .   0.60%         0.27%          0.87%          0.00%              0.87%
 Short Term Bond#. . .   0.45%         0.20%          0.65%         (0.13)%             0.52%
 Tax Exempt Bond . . .   0.30%         0.34%          0.64%          0.00%              0.64%

 * Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 # For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 1.03% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.

   For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

   For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at on annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

   For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

 + Annual operating expenses for Classes E and S of the Select Growth and Select Value Funds and for Class E of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are based on average net assets expected to be invested during those classes' first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.

Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:

                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS E SHARES
 Diversified Equity Fund . . . . . . . .    $121    $378    $  655     $1,445
 Quantitative Equity Fund  . . . . . . .     119     372       644      1,420
 Tax-Managed Large Cap Fund  . . . . . .     113     353       612      1,353
 Special Growth Fund . . . . . . . . . .     149     462       798      1,747
 Tax-Managed Small Cap Fund  . . . . . .     153     586     1,045      2,318
 Select Growth Fund  . . . . . . . . . .     137     535       958      2,139
 Select Value Fund . . . . . . . . . . .     127     499       897      2,010
 Equity Income Fund  . . . . . . . . . .     159     493       851      1,857
 Real Estate Securities Fund . . . . . .     144     447       772      1,691
 International Securities Fund . . . . .     157     487       839      1,835
 Emerging Markets Fund . . . . . . . . .     220     679     1,164      2,503
 Diversified Bond Fund . . . . . . . . .      89     277       481      1,072
 Multistrategy Bond Fund . . . . . . . .     114     356       617      1,363
 Short Term Bond Fund. . . . . . . . . .      79     275       487      1,097
 Tax-Exempt Bond Fund  . . . . . . . . .      91     284       493      1,096
CLASS S SHARES
 Diversified Equity Fund . . . . . . . .    $ 96    $300    $  520     $1,155
 Quantitative Equity Fund  . . . . . . .      94     294       510      1,132
 Tax-Managed Large Cap Fund  . . . . . .      88     274       476      1,060
 Special Growth Fund . . . . . . . . . .     123     384       665      1,465
 Tax-Managed Small Cap Fund  . . . . . .     127     509       915      2,051
 Select Growth Fund  . . . . . . . . . .     112     458       828      1,868
 Select Value Fund . . . . . . . . . . .     102     423       767      1,738
 Equity Income Fund  . . . . . . . . . .     133     414       717      1,578
 Real Estate Securities Fund . . . . . .     118     368       637      1,408
 International Securities Fund . . . . .     131     408       707      1,556
 Emerging Markets Fund . . . . . . . . .     195     603     1,037      2,243
 Diversified Bond Fund . . . . . . . . .      63     198       345        774
 Multistrategy Bond Fund . . . . . . . .      89     277       481      1,072
 Short Term Bond Fund  . . . . . . . . .      53     194       349        798
 Tax-Exempt Bond Fund  . . . . . . . . .      65     204       356        797

                        SUMMARY COMPARISON OF THE FUNDS


           FUND                                      FOCUS
------------------------------   ------------------------------------------------
Diversified Equity Fund. . . .   Income and capital growth
Quantitative Equity Fund . . .   Total return
Tax-Managed Large Cap Fund . .   Capital growth
Special Growth Fund. . . . . .   Maximum total return primarily through capital
                                 appreciation
Tax-Managed Small Cap Fund . .   Capital growth
Select Growth Fund . . . . . .   Maximum total return primarily through capital
                                 appreciation
Select Value Fund. . . . . . .   Maximum total return primarily through capital
                                 appreciation
Equity Income Fund . . . . . .   Capital appreciation
Real Estate Securities Fund      Total return
International Securities
Fund . . . . . . . . . . . . .   Total return
Emerging Markets Fund. . . . .   Maximum total return primarily through capital
                                 appreciation
Diversified Bond Fund. . . . .   Current income and diversification
Multistrategy Bond Fund. . . .   Maximum total return primarily through capital
                                 appreciation
Short Term Bond Fund . . . . .   Preservation of capital and generation of current
                                 income
Tax-Exempt Bond Fund . . . . .   Maximum current income


                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES


DIVERSIFIED EQUITY FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED LARGE CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Small Cap Fund invests primarily in equity securities of small capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND
------------------

   INVESTMENT OBJECTIVE

To provide capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT VALUE FUND
-----------------

   INVESTMENT OBJECTIVE

To provide capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND
------------------

   INVESTMENT OBJECTIVE


To provide capital appreciation.


   PRINCIPAL INVESTMENT STRATEGIES


The Equity Income Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

  . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX EXEMPT BOND FUND
--------------------

   INVESTMENT OBJECTIVE

To provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. Under normal market conditions, at least 80% of the Fund's assets will be invested in tax-exempt securities.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.28 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------    ----------------------------    ---------------------
MULTI-MANAGER APPROACH  The investment styles           Diversified Equity
                        employed by a Fund's money      Special Growth
                        managers may not be             Equity Income
                        complementary. The interplay    Quantitative Equity
                        of the various strategies       International Securities
                        employed by a Fund's multiple   Emerging Markets
                        money managers may result in    Real Estate Securities
                        a Fund holding a                Short Term Bond
                        concentration of certain        Diversified Bond
                        types of securities. This       Multistrategy Bond
                        concentration may be            Tax Exempt Bond
                        beneficial or detrimental to    Select Growth
                        a Fund's performance            Select Value
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

TAX-SENSITIVE           A Fund's tax-managed equity     Tax-Managed Large Cap
MANAGEMENT              investment strategy may not     Tax-Managed Small Cap
                        provide as high a return
                        before consideration of
                        federal income tax
                        consequences as other mutual
                        funds. A tax-sensitive
                        investment strategy involves
                        active management and a Fund
                        may realize capital gains.
                        Additionally, this strategy
                        may not be fully implemented
                        in some situations. For
                        example, the Fund may not have
                        any capital losses to offset
                        capital gains.

EQUITY SECURITIES      The value of equity securities   Diversified Equity
                       will rise and fall in response   Special Growth
                       to the activities of the         Equity Income
                       company that issued the stock,   Quantitative Equity
                       general market conditions and/   International Securities
                       or economic conditions.          Emerging Markets
                                                        Real Estate Securities
                                                        Tax-Managed Large Cap
                                                        Tax-Managed Small Cap
                                                        Select Growth
                                                        Select Value

  .   Value Stocks     Investments in value stocks are  Diversified Equity
                       subject to risks that (i) their  Special Growth
                       intrinsic values may never be    Equity Income
                       realized by the market or (ii)   International Securities
                       such stock may turn out not to   Tax-Managed Large Cap
                       have been undervalued.           Tax-Managed Small Cap
                                                        Select Value


  .  Growth Stocks     Growth company stocks may        Diversified Equity
                       provide minimal dividends which  Special Growth
                       could otherwise cushion stock    International Securities
                       prices in a market decline. The  Tax-Managed Large Cap
                       value of growth company stocks   Tax-Managed Small Cap
                       may rise and fall significantly  Select Growth
                       based, in part, on investors'
                       perceptions of the company,
                       rather than on fundamental
                       analysis of the stocks.

 . Market-Oriented     Market-oriented investments are  Diversified Equity
    Investments        generally subject to the risks   Special Growth
                       associated with growth and       Quantitative Equity
                       value stocks.                    International Securities
                                                        Tax-Managed Large Cap
                                                        Tax-Managed Small Cap

 . Securities of       Investments in smaller           Special Growth
    Small              companies may involve greater    Tax-Managed Small Cap
    Capitalization     risks because these companies    Select Growth
    Companies          generally have a limited track   Select Value
                       record. Smaller companies
                       often have narrower markets
                       and more limited managerial
                       and financial resources than
                       larger, more established
                       companies. As a result, their
                       performance can be more
                       volatile, which may increase
                       the volatility of a Fund's
                       portfolio.

FIXED-INCOME           Prices of fixed-income          Short Term Bond
SECURITIES             securities rise and fall in     Diversified Bond
                       response to interest rate       Multistrategy Bond
                       changes. Generally, when        Tax Exempt Bond
                       interest rates rise, prices of
                       fixed-income securities fall.
                       The longer the duration of the
                       security, the more sensitive
                       the security is to this risk.
                       A 1% increase in interest
                       rates would reduce the value
                       of a $100 note by
                       approximately one dollar if it
                       had a one-year duration, but
                       would reduce its value by
                       approximately fifteen dollars
                       if it had a 15-year duration.
                       There is also a risk that one
                       or more of the securities will
                       be downgraded in credit rating
                       or go into default.
                       Lower-rated bonds generally
                       have higher credit risks.

 . Non-Investment      Although lower rated debt        Short Term Bond
   Grade Fixed-Income  securities generally offer a     Multistrategy Bond
   Securities          higher yield than higher rated
                       debt securities, they involve
                       higher risks. They are
                       especially subject to:

                       . Adverse changes in general
                         economic conditions and in
                         the industries in which
                         their issuers are engaged,

                       . Changes in the financial
                         condition of their issuers
                         and

                       . Price fluctuations in
                         response to changes in
                         interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.


INTERNATIONAL          A Fund's return and net asset    International Securities
SECURITIES             value may be significantly       Emerging Markets
                       affected by political or         Short Term Bond
                       economic conditions and          Multistrategy Bond
                       regulatory requirements in a
                       particular country. Non-US
                       markets, economies and
                       political systems may be less
                       stable than US markets, and
                       changes in exchange rates of
                       foreign currencies can affect
                       the value of a Fund's foreign
                       assets. Non-US laws and
                       accounting standards
                       typically are not as strict
                       as they are in the US and
                       there may be less public
                       information available about
                       foreign companies. Non-US
                       securities markets may be
                       less liquid and have fewer
                       transactions than US
                       securities markets.
                       Additionally, international
                       markets may experience delays
                       and disruptions in securities
                       settlement procedures for a
                       Fund's portfolio securities.

 . Non-US Debt         A Fund's non-US debt             Short Term Bond
    Securities         securities are typically         Multistrategy Bond
                       obligations of sovereign
                       governments and corporations.
                       These securities are
                       particularly subject to a risk
                       of default from political
                       instability.

 . Emerging Market     Investments in emerging or       Emerging Markets
    Countries          developing markets involve       Short Term Bond
                       exposure to economic structures  Multistrategy Bond
                       that are generally less diverse
                       and mature, and to political
                       systems which have less
                       stability than those of more
                       developed countries. Emerging
                       market securities are subject to
                       currency transfer restrictions
                       and may experience delays and
                       disruptions in securities
                       settlement procedures for a
                       Fund's portfolio securities.

 . Instruments of US   Non-US corporations and banks    Short Term Bond
    and Foreign Banks  issuing dollar denominated       Diversified Bond
    and Branches and   instruments in the US are not    Multistrategy Bond
    Foreign            necessarily subject to the
    Corporations,      same regulatory requirements
    Including Yankee   that apply to US corporations
    Bonds              and banks, such as accounting,
                       auditing and recordkeeping
                       standards, the public
                       availability of information
                       and, for banks, reserve
                       requirements, loan limitations
                       and examinations. This
                       increases the possibility that
                       a non-US corporation or bank
                       may become insolvent or
                       otherwise unable to fulfill
                       its obligations on these
                       instruments.

DERIVATIVES (E.G.      If a Fund incorrectly            Short Term Bond
FUTURES CONTRACTS,     forecasts interest rates in      Diversified Bond
OPTIONS ON FUTURES,    using derivatives, the Fund      Multistrategy Bond
INTEREST RATE SWAPS)   could lose money. Price
                       movements of a futures
                       contract, option or structured
                       note may not be identical to
                       price movements of portfolio
                       securities or a securities
                       index resulting in the risk
                       that, when a Fund buys a
                       futures contract or option as
                       a hedge, the hedge may not be
                       completely effective.


REAL ESTATE            Just as real estate values go    Real Estate Securities
SECURITIES             up and down, the value of the
                       securities of companies
                       involved in the industry, and
                       in which a Fund invests, also
                       fluctuates. A Fund that
                       invests in real estate
                       securities is also subject to
                       the risks associated with
                       direct ownership of real
                       estate. Additional risks
                       include declines in the value
                       of real estate, changes in
                       general and local economic
                       conditions, increases in
                       property taxes and changes in
                       tax laws and interest rates.
                       The value of securities of
                       companies that service the
                       real estate industry may also
                       be affected by such risks.

 . REITs               REITs may be affected by         Real Estate Securities
                       changes in the value of the
                       underlying properties owned by
                       the REITs and by the quality of
                       any credit extended. Moreover,
                       the underlying portfolios of
                       REITs may not be diversified,
                       and therefore are subject to
                       the risk of financing a single
                       or a limited number of
                       projects. REITs are also
                       dependent upon management
                       skills and are subject to heavy
                       cash flow dependency, defaults
                       by borrowers, self-liquidation
                       and the possibility of failing
                       either to qualify for tax-free
                       pass through of income under
                       federal tax laws or to maintain
                       their exemption from certain
                       federal securities laws.

MUNICIPAL OBLIGATIONS  Municipal obligations are        Short Term Bond
                       affected by economic, business   Diversified Bond
                       or political developments.       Multistrategy Bond
                       These securities may be subject  Tax Exempt Bond
                       to provisions of litigation,
                       bankruptcy and other laws
                       affecting the rights and
                       remedies of creditors, or may
                       become subject to future laws
                       extending the time for payment
                       of principal and/or interest,
                       or limiting the rights of
                       municipalities to levy taxes.

REPURCHASE AGREEMENTS  Under a repurchase agreement, a  Short Term Bond bank or broker sells securities  Diversified Bond
                       to a Fund and agrees to          Multistrategy Bond
                       repurchase them at the Fund's
                       cost plus interest. If the
                       value of the securities
                       declines and the bank or broker
                       defaults on its repurchase
                       obligation, a Fund could incur
                       a loss.

CREDIT AND LIQUIDITY   Adverse changes in a             Tax Exempt Bond
ENHANCEMENTS           guarantor's credit quality if
                       contemporaneous with adverse
                       changes in the guaranteed
                       security could cause losses to
                       a Fund and may affect its net
                       asset value.


EXPOSING LIQUIDITY     By exposing its liquidity        Diversified Equity
RESERVES TO EQUITY     reserves to an equity market,    Special Growth
MARKETS                principally by use of equity     Equity Income
                       index futures but also by use    Quantitative Equity
                       of exchange traded and           International Securities
                       over-the-counter options and     Real Estate Securities
                       equity index swaps, a Fund's     Tax-Managed Large Cap
                       performance tends to             Tax-Managed Small Cap
                       correlate more closely to the    Select Growth
                       performance of that market as    Select Value
                       a whole. However, the market     Emerging Markets
                       performance of these
                       instruments may not correlate
                       precisely to the performance
                       of a stock market. This
                       approach increases a Fund's
                       performance if the particular
                       equity market rises and
                       reduces a Fund's performance
                       if the particular equity
                       market declines.

SECURITIES LENDING     If a borrower of a Fund's        All Funds
                       securities fails financially,
                       the Fund's recovery of the
                       loaned securities may be delayed
                       or the Fund may lose its rights
                       to the collateral which could
                       result in a loss to a Fund.




                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.


  . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


  . Randal C. Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.


  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.


  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Small Cap Fund, 1.03%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity Income Fund, 0.80%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Term Bond Fund, 0.50%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.

  For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, a portion of its 1.03% combined advisory and administrative fees up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until February 28, 2002, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that

Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.


                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


  J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.


  Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.


                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                        PAYABLE                      FUNDS
--------                -----------------------  ----------------------------
Monthly. . . . . . .    Early in the following   Tax-Exempt Bond, Diversified
                        month                    Bond and Multistrategy Bond
                                                 Funds
Quarterly. . . . . .    Mid: April, July,        Diversified Equity, Equity
                        October and December     Income, Quantitative Equity,
                                                 Real Estate Securities, Short
                                                 Term Bond and Select Value
                                                 Funds
Annually. . . . . . .   Mid-December             Special Growth, International
                                                 Securities, Emerging Markets,
                                                 Tax Managed Large Cap,
                                                 Tax-Managed Small Cap and
                                                 Select Growth Funds


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.


                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

  The Tax-Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.


                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.



VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

  Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.



                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class S Shares of the Funds. Financial Intermediaries may receive shareholder servicing compensation from the Funds' Distributor with respect to Class E Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. Under certain circumstances, such as retirement plan rollovers, you may also be able to purchase Shares directly from the Funds.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds, except the Tax-Managed Large Cap and Tax-Managed Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  The Tax-Managed Large Cap and Tax-Managed Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.



                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Class E Shares of the Tax-Managed Large Cap or Tax-Managed Small Cap Funds and no Shares of any class of the Select Growth or Select Value Funds were issued during the periods shown.

  The information in the following tables represents the Financial Highlights for the Funds' Class E and Class S Shares, respectively, for the periods shown.


DIVERSIFIED EQUITY FUND--CLASS E SHARES


                                                   YEAR ENDED DECEMBER 31,
                                                 ---------------------------
                                        2000*     1999      1998      1997**
                                       --------  --------  --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD   $ 54.43   $ 51.40   $ 43.64    $ 45.55
                                       -------   -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . .       .08       .13       .10        .06
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . . .     (2.57)     8.81     10.34       7.97
                                       -------   -------   -------    -------
  Total income from operations . . .     (2.49)     8.94     10.44       8.03
                                       -------   -------   -------    -------
DISTRIBUTIONS
 From net investment income. . . . .      (.17)     (.09)     (.08)      (.07)
 From net realized gain. . . . . . .     (1.22)    (5.82)    (2.60)     (9.87)
                                       -------   -------   -------    -------
  Total distributions. . . . . . . .     (1.39)    (5.91)    (2.68)     (9.94)
                                       -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD . . .   $ 50.55   $ 54.43   $ 51.40    $ 43.64
                                       =======   =======   =======    =======
TOTAL RETURN (%)(b). . . . . . . . .     (4.49)    17.95     24.59      15.99
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . . .    19,666    12,958     9,007      2,839
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . .      1.19      1.19      1.33       1.63
  Net investment income  . . . . . .       .19       .23       .21        .10
 Portfolio turnover rate (%) . . . .    141.75    110.36    100.31     114.11


 *   For the ten months ended October 31, 2000.

 **  For the period May 27, 1997 (commencement of sale) to December 31, 1997.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

DIVERSIFIED EQUITY FUND--CLASS S SHARES


                                                                     YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------------------
                                         2000*         1999         1998         1997        1996        1995
                                       -----------  -----------  -----------  -----------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD   $    54.33   $    51.39   $    43.64   $    41.45   $  38.62    $  32.26
                                       ----------   ----------   ----------   ----------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . .          .19          .28          .30          .37        .48         .60
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . . .        (2.57)        8.79        10.34        12.06       8.15       10.63
                                       ----------   ----------   ----------   ----------   --------    --------
  Total income from operations . . .        (2.38)        9.07        10.64        12.43       8.63       11.23
                                       ----------   ----------   ----------   ----------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . .         (.18)        (.31)        (.29)        (.37)      (.48)       (.60)
 From net realized gain. . . . . . .        (1.22)       (5.82)       (2.60)       (9.87)     (5.32)      (4.27)
                                       ----------   ----------   ----------   ----------   --------    --------
  Total distributions. . . . . . . .        (1.40)       (6.13)       (2.89)      (10.24)     (5.80)      (4.87)
                                       ----------   ----------   ----------   ----------   --------   ---------
NET ASSET VALUE, END OF PERIOD . . .   $    50.55   $    54.33   $    51.39   $    43.64   $  41.45    $  38.62
                                       ==========   ==========   ==========   ==========   ========    ========
TOTAL RETURN (%)(b). . . . . . . . .        (4.28)       18.21        25.11        31.32      23.29       35.17
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . . .    1,516,448    1,569,920    1,367,016    1,042,620    699,691     530,645
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . .          .94          .93          .91          .92        .94         .95
  Net investment income  . . . . . .          .45          .51          .62          .80       1.18        1.56
 Portfolio turnover rate (%) . . . .       141.75       110.36       100.31       114.11      99.90       92.53


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

QUANTITATIVE EQUITY FUND--CLASS E SHARES


                                                       YEAR ENDED DECEMBER 31,
                                                  ----------------------------------
                                         2000*     1999     1998      1997     1996**
                                        --------  -------  --------  -------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD    $ 45.19   $42.50   $ 36.80   $33.05    $33.81
                                        -------   ------   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . .       .06      .13       .12      .14       .05
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . . .      (.08)    8.50      8.54     9.95      1.87
                                        -------   ------   -------   ------    ------
  Total income from operations. . . .      (.02)    8.63      8.66    10.09      1.92
                                        -------   ------   -------   ------    ------
DISTRIBUTIONS
 From net investment income . . . . .      (.09)    (.10)     (.16)    (.07)     (.08)
 From net realized gain . . . . . . .      (.91)   (5.84)    (2.80)   (6.27)    (2.60)
                                        -------   ------   -------   ------    ------
  Total distributions . . . . . . . .     (1.00)   (5.94)    (2.96)   (6.34)    (2.68)
                                        -------   ------   -------   ------    ------
NET ASSET VALUE, END OF PERIOD  . . .   $ 44.17   $45.19   $ 42.50   $36.80    $33.05
                                        =======   ======   =======   ======    ======
TOTAL RETURN (%)(b) . . . . . . . . .       .11    21.11     24.34    31.70      5.91
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . .    15,314    7,987     7,479    2,344       322
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . .      1.17     1.18      1.31     1.59      1.65
  Net investment income . . . . . . .       .15      .28       .30      .33       .81
 Portfolio turnover rate (%). . . . .     59.25    89.52     77.23    87.67     74.33


 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

QUANTITATIVE EQUITY FUND--CLASS S SHARES


                                                                     YEAR ENDED DECEMBER 31,
                                                     --------------------------------------------------------
                                          2000*         1999         1998        1997       1996        1995
                                        -----------  -----------  -----------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD    $    45.19   $    42.53   $    36.78   $  33.05   $  30.76    $  24.84
                                        ----------   ----------   ----------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . .          .15          .24          .27        .38        .51         .50
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . . .         (.02)        8.50         8.55      10.00       6.24        8.72
                                        ----------   ----------   ----------   --------   --------    --------
  Total income from operations. . . .          .13         8.74         8.82      10.38       6.75        9.22
                                        ----------   ----------   ----------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . . . . .         (.14)        (.24)        (.27)      (.38)      (.51)       (.51)
 From net realized gain . . . . . . .         (.91)       (5.84)       (2.80)     (6.27)     (3.95)      (2.79)
                                        ----------   ----------   ----------   --------   --------    --------
  Total distributions . . . . . . . .        (1.05)       (6.08)       (3.07)     (6.65)     (4.46)      (3.30)
                                        ----------   ----------   ----------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD  . . .   $    44.27   $    45.19   $    42.53   $  36.78   $  33.05    $  30.76
                                        ==========   ==========   ==========   ========   ========    ========
TOTAL RETURN (%)(b) . . . . . . . . .          .47        21.37        24.82      32.70      23.08       37.69
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . .    1,556,534    1,545,021    1,316,051    996,880    663,925     488,948
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . .          .92          .93          .91        .91        .93         .93
  Net investment income . . . . . . .          .42          .53          .69       1.04       1.59        1.71
 Portfolio turnover rate (%). . . . .        59.25        89.52        77.23      87.67      74.33       78.83


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

TAX-MANAGED LARGE CAP FUND--CLASS S SHARES


                                                             YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------
                                           2000*       1999       1998       1997      1996**
                                          ---------  ---------  ---------  ---------  --------
NET ASSET VALUE, BEGINNING OF PERIOD ..   $  21.17   $  18.26   $  13.90   $  10.61    $ 10.00
                                          --------   --------   --------   --------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . .        .08        .14        .10        .08        .03
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . . . .       (.37)      2.88       4.35       3.28        .61
                                          --------   --------   --------   --------    -------
  Total income from operations. . . . .       (.29)      3.02       4.45       3.36        .64
                                          --------   --------   --------   --------    -------
DISTRIBUTIONS
 From net investment income . . . . . .       (.01)      (.11)      (.08)      (.07)      (.03)
 From net realized gain . . . . . . . .         --         --       (.01)        --         --
                                          --------   --------   --------   --------    -------
  Total distributions . . . . . . . . .       (.01)      (.11)      (.09)      (.07)      (.03)
                                          --------   --------   --------   --------    -------
NET ASSET VALUE, END OF PERIOD  . . . .   $  20.87   $  21.17   $  18.26   $  13.90    $ 10.61
                                          ========   ========   ========   ========    =======
TOTAL RETURN (%)(b) . . . . . . . . . .      (1.39)     16.57      32.08      31.73       6.10
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . . .    674,460    566,001    305,452    109,735     19,931
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . .        .86        .85        .99       1.00       1.00
  Operating expenses, gross . . . . . .        .86        .85        .99       1.08       2.83
  Net investment income . . . . . . . .        .46        .71        .61        .92       1.62
 Portfolio turnover rate (%). . . . . .      43.48      48.35      50.59      39.23       8.86


 *   For the ten months ended October 31, 2000.

 ** For the period October 7, 1996 (commencement of operations) to December 31, 1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SPECIAL GROWTH FUND--CLASS E SHARES


                                                    YEAR ENDED DECEMBER 31,
                                    -----------------------------------------------
                                    2000*     1999      1998      1997      1996**
                                   --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . .   $ 48.55   $ 42.91   $ 45.42   $ 40.75    $ 43.48
                                   -------   -------   -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . .      (.07)     (.16)     (.17)     (.13)      (.02)
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . .      4.61      9.02       .09     11.05       1.63
                                   -------   -------   -------   -------    -------
  Total income from operations .      4.54      8.86      (.08)    10.92       1.61
                                   -------   -------   -------   -------    -------
DISTRIBUTIONS
 From net realized gain. . . . .     (1.35)    (3.22)    (2.43)    (6.25)     (4.34)
                                   -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD .   $ 51.74   $ 48.55   $ 42.91   $ 45.42    $ 40.75
                                   =======   =======   =======   =======    =======
TOTAL RETURN (%)(b). . . . . . .      9.53     21.19       .04     27.90       4.04
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . .     9,678     5,411     6,139     3,153        910
 Ratios to average net assets
 (%)(c):
  Operating expenses, net. . . .      1.46      1.49      1.58      1.83       1.89
  Operating expenses, gross. . .      1.47      1.49      1.58      1.83       1.89
  Net investment income  . . . .      (.16)     (.36)     (.39)     (.51)      (.38)
 Portfolio turnover rate (%) . .    136.00    111.98    129.19     97.19     118.13


 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SPECIAL GROWTH FUND--CLASS S SHARES


                                                            YEAR ENDED DECEMBER 31,
                                   -----------------------------------------------------------------
                                    2000*       1999       1998       1997       1996        1995
                                   ---------  ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . .   $  49.18   $  43.34   $  45.72   $  40.79   $  39.17    $  33.47
                                   --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . .        .04       (.05)       .01        .08        .12         .18
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . .       4.67       9.12        .08      11.18       6.87        9.25
                                   --------   --------   --------   --------   --------    --------
  Total income from operations .       4.71       9.07        .09      11.26       6.99        9.43
                                   --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . .       (.02)      (.01)      (.04)      (.08)      (.12)       (.21)
 From net realized gain. . . . .      (1.35)     (3.22)     (2.43)     (6.25)     (5.25)      (3.52)
                                   --------   --------   --------   --------   --------    --------
  Total distributions. . . . . .      (1.37)     (3.23)     (2.47)     (6.33)     (5.37)      (3.73)
                                   --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD .   $  52.52   $  49.18   $  43.34   $  45.72   $  40.79    $  39.17
                                   ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . .       9.76      21.45        .42      28.77      18.65       28.52
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . .    759,435    697,211    595,862    572,635    393,048     313,678
 Ratios to average net assets
 (%)(c):
  Operating expenses, net. . . .       1.21       1.24       1.15       1.15       1.19        1.22
  Operating expenses, gross. . .       1.22       1.24       1.15       1.15       1.19        1.22
  Net investment income  . . . .        .08       (.10)       .03        .18        .28         .49
 Portfolio turnover rate (%) . .     136.00     111.98     129.19      97.19     118.13       87.56


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

TAX-MANAGED SMALL CAP FUND--CLASS S SHARES



                                                            2000*      1999**
                                                           ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $  10.73    $ 10.00
                                                           --------    -------
INCOME FROM OPERATIONS
 Net investment income(a)*** . . . . . . . . . . . . . .         --        .01
 Net realized and unrealized gain (loss) . . . . . . . .        .43        .72
                                                           --------    -------
  Total income from operations . . . . . . . . . . . . .        .43        .73
                                                           --------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .       (.01)        --
                                                           --------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $  11.15    $ 10.73
                                                           ========    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .       4.08       7.30
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    105,630     29,053
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .       1.25       1.25
  Operating expenses, gross. . . . . . . . . . . . . . .       1.85       7.95
  Net investment income (loss) . . . . . . . . . . . . .       (.04)      1.92
 Portfolio turnover rate (%) . . . . . . . . . . . . . .      71.20       3.33


 *   For the ten months ended October 31, 2000.

 **  For the period December 1, 1999 (commencement of sale) to December 31,
     1999.

 *** Less than $.01 per share for the period ended October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY INCOME FUND--CLASS E SHARES


                                                   YEAR ENDED DECEMBER 31,
                                  -------------------------------------------------
                                   2000*     1999      1998      1997      1996**
                                  --------  --------  --------  --------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . .   $ 37.20   $ 41.45   $ 41.43   $ 40.22    $ 41.86
                                  -------   -------   -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . .       .15       .33       .37       .32        .10
 Net realized and unrealized
 gain (loss). . . . . . . . . .      (.02)     (.44)     4.49     12.20       2.39
                                  -------   -------   -------   -------    -------
  Total income from operations.       .13      (.11)     4.86     12.52       2.49
                                  -------   -------   -------   -------    -------
DISTRIBUTIONS
 From net investment income . .      (.23)     (.25)     (.51)     (.07)      (.18)
 From net realized gain . . . .      (.19)    (3.89)    (4.33)   (11.24)     (3.95)
 Tax return of capital. . . . .      (.02)       --        --        --         --
                                  -------   -------   -------   -------    -------
  Total distributions . . . . .      (.44)    (4.14)    (4.84)   (11.31)     (4.13)
                                  -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD    $ 36.89   $ 37.20   $ 41.45   $ 41.43    $ 40.22
                                  =======   =======   =======   =======    =======
TOTAL RETURN (%)(b) . . . . . .       .46       .04     12.41     32.68       6.23
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . .     1,095     1,061       745       338        122
 Ratios to average net assets
 (%)(c):
  Operating expenses. . . . . .      1.56      1.35      1.42      1.74       1.77
  Net investment income . . . .       .53       .80       .90       .77       1.50
 Portfolio turnover rate (%). .     99.20    137.94    149.63    139.33     106.40


 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY INCOME FUND--CLASS S SHARES



                                                           YEAR ENDED DECEMBER 31,
                                  ----------------------------------------------------------------
                                   2000*       1999       1998       1997       1996        1995
                                  ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . .   $  36.92   $  41.26   $  41.08   $  40.22   $  38.43    $  32.21
                                  --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . .        .23        .41        .55        .69        .82         .94
 Net realized and unrealized
 gain (loss). . . . . . . . . .       (.03)      (.44)      4.49      12.11       7.03       10.08
                                  --------   --------   --------   --------   --------    --------
  Total income from operations.        .20       (.03)      5.04      12.80       7.85       11.02
                                  --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . .       (.23)      (.42)      (.53)      (.70)      (.83)       (.97)
 From net realized gain . . . .       (.19)     (3.89)     (4.33)    (11.24)     (5.23)      (3.83)
 Tax return of capital. . . . .       (.02)        --         --         --         --          --
                                  --------   --------   --------   --------   --------    --------
  Total distributions . . . . .       (.44)     (4.31)     (4.86)    (11.94)     (6.06)      (4.80)
                                  --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD    $  36.68   $  36.92   $  41.26   $  41.08   $  40.22    $  38.43
                                  ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b) . . . . . .        .66        .25      12.99      33.59      21.45       34.76
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . .    150,057    186,983    250,491    226,952    195,132     180,116
 Ratios to average net assets
 (%)(c):
  Operating expenses. . . . . .       1.31       1.11       1.01       1.04       1.07        1.06
  Net investment income . . . .        .79       1.03       1.30       1.51       2.03        2.51
 Portfolio turnover rate (%). .      99.20     137.94     149.63     139.33     106.40       92.40



 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS E SHARES


                                                           YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------
                                            2000*     1999     1998      1997     1996**
                                           --------  -------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . .   $ 22.76   $24.27   $ 31.02   $29.18    $26.67
                                           -------   ------   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . .       .98     1.28      1.26     1.14       .24
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . . . . .      3.14    (1.24)    (6.12)    3.95      3.85
                                           -------   ------   -------   ------    ------
  Total income from operations . . . . .      4.12      .04     (4.86)    5.09      4.09
                                           -------   ------   -------   ------    ------
DISTRIBUTIONS
 From net investment income. . . . . . .      (.81)   (1.55)    (1.43)   (1.04)     (.32)
 From net realized gain. . . . . . . . .        --       --      (.46)   (2.21)    (1.26)
                                           -------   ------   -------   ------    ------
  Total distributions. . . . . . . . . .      (.81)   (1.55)    (1.89)   (3.25)    (1.58)
                                           -------   ------   -------   ------    ------
NET ASSET VALUE, END OF PERIOD . . . . .   $ 26.07   $22.76   $ 24.27   $31.02    $29.18
                                           =======   ======   =======   ======    ======
TOTAL RETURN (%)(b). . . . . . . . . . .     18.24      .30    (16.25)   18.20     15.75
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . . . . .     9,094    7,134       843      388       101
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . .      1.41     1.39      1.47     1.71      1.77
  Net investment income  . . . . . . . .      4.78     5.42      4.90     3.94      5.31
 Portfolio turnover rate (%) . . . . . .     53.30    42.69     42.58    49.40     51.75


 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS S SHARES


                                                                    YEAR ENDED DECEMBER 31,
                                                      -----------------------------------------------------
                                            2000*       1999       1998       1997       1996        1995
                                           ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD . .   $  22.86   $  24.44   $  30.86   $  29.19   $  23.51    $  22.53
                                           --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . .       1.04       1.30       1.34       1.36       1.39        1.32
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . . . . .       3.15      (1.20)     (6.13)      3.93       6.89        1.03
                                           --------   --------   --------   --------   --------    --------
  Total income from operations . . . . .       4.19        .10      (4.79)      5.29       8.28        2.35
                                           --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . . . .       (.83)     (1.68)     (1.17)     (1.41)     (1.34)      (1.35)
 From net realized gain. . . . . . . . .         --         --       (.46)     (2.21)     (1.26)      (0.02)
                                           --------   --------   --------   --------   --------    --------
  Total distributions. . . . . . . . . .       (.83)     (1.68)     (1.63)     (3.62)     (2.60)      (1.37)
                                           --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . . .   $  26.22   $  22.86   $  24.44   $  30.86   $  29.19    $  23.51
                                           ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . . . . . .      18.53        .55     (15.94)     18.99      36.81       10.87
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . . . . .    669,529    589,300    576,326    615,483    445,619     290,990
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . .       1.16       1.14       1.05       1.02       1.04        1.04
  Net investment income  . . . . . . . .       5.00       5.41       4.93       4.57       5.64        6.10
 Portfolio turnover rate (%) . . . . . .      53.30      42.69      42.58      49.40      51.75       23.49


 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

INTERNATIONAL SECURITIES FUND--CLASS E SHARES


                                                             YEAR ENDED DECEMBER 31,
                                             ----------------------------------------------
                                              2000*     1999      1998      1997     1996**
                                             --------  --------  --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . . .   $ 74.95   $ 60.68   $ 54.64   $58.47    $58.56
                                             -------   -------   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . .       .57       .40       .28      .35      (.03)
 Net realized and unrealized gain (loss) .     (9.74)    17.72      6.53     (.64)     1.68
                                             -------   -------   -------   ------    ------
  Total income from operations . . . . . .     (9.17)    18.12      6.81     (.29)     1.65
                                             -------   -------   -------   ------    ------
DISTRIBUTIONS
 From net investment income. . . . . . . .        --      (.27)     (.57)    (.29)     (.43)
 From net realized gain. . . . . . . . . .     (2.54)    (3.58)     (.20)   (3.25)    (1.31)
                                             -------   -------   -------   ------    ------
  Total distributions. . . . . . . . . . .     (2.54)    (3.85)     (.77)   (3.54)    (1.74)
                                             -------   -------   -------   ------    ------
NET ASSET VALUE, END OF PERIOD . . . . . .   $ 63.24   $ 74.95   $ 60.68   $54.64    $58.47
                                             =======   =======   =======   ======    ======
TOTAL RETURN (%)(b). . . . . . . . . . . .    (12.58)    30.21     12.53     (.41)     2.86
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).     9,964     5,552     4,431    1,271       623
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . .      1.54      1.55      1.64     1.96      2.00
  Operating expenses, gross. . . . . . . .      1.55      1.55      1.64     1.96      2.00
  Net investment income  . . . . . . . . .      1.00       .61       .49      .19      (.61)
 Portfolio turnover rate (%) . . . . . . .    101.84    120.52     68.46    73.54     42.43


 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

INTERNATIONAL SECURITIES FUND--CLASS S SHARES


                                                                         YEAR ENDED DECEMBER 31,
                                             --------------------------------------------------------------------
                                               2000*         1999        1998       1997       1996        1995
                                             -----------  -----------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . .   $    75.11   $    60.86   $  54.69   $  58.48   $  56.61    $  53.96
                                             ----------   ----------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . .          .76          .51        .69        .56        .53         .56
 Net realized and unrealized gain (loss) .        (9.82)       17.82       6.32       (.46)      3.72        4.89
                                             ----------   ----------   --------   --------   --------   ---------
  Total income from operations . . . . . .        (9.06)       18.33       7.01        .10       4.25        5.45
                                             ----------   ----------   --------   --------   --------   ---------
DISTRIBUTIONS
 From net investment income. . . . . . . .           --         (.50)      (.64)      (.64)      (.48)      (1.11)
 From net realized gain. . . . . . . . . .        (2.54)       (3.58)      (.20)     (3.25)     (1.90)      (1.69)
                                             ----------   ----------   --------   --------   --------    --------
  Total distributions. . . . . . . . . . .        (2.54)       (4.08)      (.84)     (3.89)     (2.38)      (2.80)
                                             ----------   ----------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . . . . .   $    63.51   $    75.11   $  60.86   $  54.69   $  58.48    $  56.61
                                             ==========   ==========   ========   ========   ========   =========
TOTAL RETURN (%)(b). . . . . . . . . . . .       (12.40)       30.52      12.90        .26       7.63       10.20
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands).    1,061,171    1,133,495    940,779    839,767    743,615     623,389
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . .         1.29         1.30       1.22       1.26       1.30        1.30
  Operating expenses, gross. . . . . . . .         1.30         1.30       1.22       1.26       1.31        1.31
  Net investment income  . . . . . . . . .         1.31          .79       1.15        .91        .91         .97
 Portfolio turnover rate (%) . . . . . . .       101.84       120.52      68.46      73.54      42.43       42.96



 *   For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS E SHARES


                                                          YEAR ENDED
                                                         DECEMBER 31,
                                                   --------------------------
                                                    2000*     1999     1998**
                                                   --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .   $ 12.51   $ 8.48    $ 7.37
                                                   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . .      (.03)    (.04)     (.02)
 Net realized and unrealized gain (loss) . . . .     (3.20)    4.14      1.13
                                                   -------   ------    ------
  Total income from operations . . . . . . . . .     (3.23)    4.10      1.11
                                                   -------   ------    ------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . .      (.04)    (.07)       --
                                                   -------   ------    ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . .   $  9.24   $12.51    $ 8.48
                                                   =======   ======    ======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . .    (25.90)   48.71     15.06
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . .     6,388    6,314        39
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net. . . . . . . . . . . .      2.16     2.17        --
  Operating expenses, gross  . . . . . . . . . .      2.17     2.17        --
  Net investment income  . . . . . . . . . . . .      (.30)    (.40)       --
 Portfolio turnover rate (%) . . . . . . . . . .     73.11    94.85     59.35


 *   For the ten months ended October 31, 2000.

 **  For the period September 22, 1998 (commencement of sale) to December 31,
     1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for the periods less than one year are annualized.

 (d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

EMERGING MARKETS FUND--CLASS S SHARES


                                                              YEAR ENDED DECEMBER 31,
                                     ----------------------------------------------------------------
                                      2000*       1999       1998       1997       1996        1995
                                     ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .   $  12.52   $   8.48   $  11.79   $  12.35   $  11.16    $  12.25
                                     --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a)**. . . .         --        .03        .12        .14        .10         .11
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .      (3.21)      4.10      (3.35)      (.56)      1.26       (1.12)
                                     --------   --------   --------   --------   --------    --------
  Total income from operations . .      (3.21)      4.13      (3.23)      (.42)      1.36       (1.01)
                                     --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . .       (.06)      (.09)      (.08)      (.14)      (.17)       (.05)
 From net realized gain. . . . . .         --         --         --         --         --        (.03)
                                     --------   --------   --------   --------   --------    --------
  Total distributions. . . . . . .       (.06)      (.09)      (.08)      (.14)      (.17)       (.08)
                                     --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . .   $   9.25   $  12.52   $   8.48   $  11.79   $  12.35    $  11.16
                                     ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c) . . . . . .     (25.79)     49.03     (27.57)     (3.45)     12.26       (8.21)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .    359,201    430,794    294,349    333,052    271,490     172,673
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net. . . . .       1.91       1.91       1.75       1.64       1.71        1.75
  Operating expenses, gross  . . .       1.92       1.91       1.75       1.64       1.72        1.80
  Net investment income  . . . . .       (.02)       .26       1.20        .87        .77         .88
 Portfolio turnover rate (%) . . .      73.11      94.85      59.35      50.60      34.62       71.16


 *   For the ten months ended October 31, 2000.

 **  Less than $.01 per share for the period ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

DIVERSIFIED BOND FUND--CLASS E SHARES


                                                      YEAR ENDED DECEMBER 31,
                                     ------------------------------------------------
                                      2000*     1999      1998      1997      1996**
                                     --------  --------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .   $ 22.23   $ 23.92   $ 24.06   $ 22.98    $ 23.16
                                     -------   -------   -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . .      1.13      1.30      1.32      1.22        .25
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .       .44     (1.65)      .45       .66       (.09)
                                     -------   -------   -------   -------    -------
  Total income from operations . .      1.57      (.35)     1.77      1.88        .16
                                     -------   -------   -------   -------    -------
DISTRIBUTIONS
 From net investment income. . . .     (1.05)    (1.21)    (1.56)     (.72)      (.34)
 From net realized gain. . . . . .        --      (.13)     (.35)     (.08)        --
                                     -------   -------   -------   -------    -------
  Total distributions. . . . . . .     (1.05)    (1.34)    (1.91)     (.80)      (.34)
                                     -------   -------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD . .   $ 22.75   $ 22.23   $ 23.92   $ 24.06    $ 22.98
                                     =======   =======   =======   =======    =======
TOTAL RETURN (%)(b). . . . . . . .      7.25     (1.51)     7.63      8.35        .67
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .     5,492     3,639     4,703     2,469        962
 Ratios to average net assets
 (%)(c):
  Operating expenses, net. . . . .       .87       .87       .98      1.29       1.31
  Operating expenses, gross. . . .       .88       .87       .98      1.29       1.31
  Net investment income  . . . . .      6.13      5.49      5.42      5.64       5.75

 Portfolio turnover rate (%) . . .    128.88    152.23    216.88    172.43     138.98


 *   For the ten months ended October 31, 2000.

 **  For the period November 4, 1996 (commencement of sale) to December 31,
     1996.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

DIVERSIFIED BOND FUND--CLASS S SHARES


                                                              YEAR ENDED DECEMBER 31,
                                                -------------------------------------------------------
                                      2000*       1999       1998       1997       1996        1995
                                     ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . . .   $  21.77   $  23.53   $  23.43   $  22.97   $  23.69    $  21.53
                                     --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . .       1.16       1.31       1.38       1.45       1.47        1.54
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . .        .41      (1.60)       .47        .56       (.71)       2.18
                                     --------   --------   --------   --------   --------    --------
  Total income from operations . .       1.57       (.29)      1.85       2.01        .76        3.72
                                     --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . .      (1.03)     (1.32)     (1.40)     (1.47)     (1.48)      (1.56)
 From net realized gain. . . . . .         --       (.13)      (.35)      (.08)        --          --
 Tax return of capital . . . . . .         --       (.02)        --         --         --          --
                                     --------   --------   --------   --------   --------    --------
  Total distributions. . . . . . .      (1.03)     (1.47)     (1.75)     (1.55)     (1.48)      (1.56)
                                     --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . .   $  22.31   $  21.77   $  23.53   $  23.43   $  22.97    $  23.69
                                     ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c) . . . . . .       7.40      (1.26)      8.09       9.09       3.43       17.76
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . .    714,153    765,674    808,761    687,331    554,804     513,808
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net. . . . .        .62        .61        .57        .60        .61         .59
  Operating expenses, gross. . . .        .63        .61        .57        .60        .61         .59
  Net investment income  . . . . .       6.35       5.78       5.83       6.35       6.46        6.69
 Portfolio turnover rate (%) . . .     128.88     152.23     216.88     172.43     138.98      135.85


 * For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or the money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

 (d) The ratios for periods less than one year are annualized.

MULTISTRATEGY BOND FUND--CLASS E SHARES


                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                           --------------------
                                                  2000*     1999      1998**
                                                 --------  --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . .   $  9.47   $ 10.10    $ 10.30
                                                 -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . .       .49       .56        .16
 Net realized and unrealized gain (loss) . . .       .11      (.66)       .07
                                                 -------   -------    -------
  Total income from operations . . . . . . . .       .60      (.10)       .23
                                                 -------   -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . .      (.46)     (.52)      (.20)
 From net realized gain. . . . . . . . . . . .        --      (.01)      (.23)
                                                 -------   -------    -------
  Total distributions. . . . . . . . . . . . .      (.46)     (.53)      (.43)
                                                 -------   -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . .   $  9.61   $  9.47    $ 10.10
                                                 =======   =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . .      6.46     (1.08)      1.89
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . .     6,182     3,248      2,610
 Ratios to average net assets (%)(c)(d):
  Operating expenses, net. . . . . . . . . . .      1.11      1.05         --
  Operating expenses, gross. . . . . . . . . .      1.15      1.11         --
  Net investment income  . . . . . . . . . . .      6.31      5.54         --
 Portfolio turnover rate (%) . . . . . . . . .    105.03    134.11     334.86


  * For the ten months ended October 31, 2000.

 ** For the period September 11, 1998 (commencement of sale) to December 31,
    1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

 (d) The ratios for period ended December 31, 1998 are not meaningful due to the Class's short period of operation.

MULTISTRATEGY BOND FUND--CLASS S SHARES


                                                           YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------
                                        2000*       1999       1998       1997        1996
                                       ---------  ---------  ---------  ---------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD   $   9.46   $  10.11   $  10.26   $  10.11    $  10.25
                                       --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . .        .52        .57        .60        .60         .61
 Net realized and unrealized gain
 (loss). . . . . . . . . . . . . . .        .08       (.65)       .08        .33        (.12)
                                       --------   --------   --------   --------    --------
  Total income from operations . . .        .60       (.08)       .68        .93         .49
                                       --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . . . .       (.45)      (.56)      (.60)      (.61)       (.62)
 From net realized gain. . . . . . .         --       (.01)      (.23)      (.17)       (.01)
                                       --------   --------   --------   --------    --------
  Total distributions. . . . . . . .       (.45)      (.57)      (.83)      (.78)       (.63)
                                       --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD . . .   $   9.61   $   9.46   $  10.11   $  10.26    $  10.11
                                       ========   ========   ========   ========    ========
TOTAL RETURN (%)(b). . . . . . . . .       6.56       (.81)      6.79       9.50        4.97
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . . . .    593,020    556,703    547,747    437,312     305,428
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . .        .86        .80        .80        .80         .81
  Operating expenses, gross. . . . .        .90        .86        .81        .83         .88
  Net investment income  . . . . . .       6.54       5.79       5.76       5.93        6.19
 Portfolio turnover rate (%) . . . .     105.03     134.11     334.86     263.75      145.38


  *  For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS E SHARES



                                                            2000*     1999**
                                                           --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 18.08    $ 18.51
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .       .88        .80
 Net realized and unrealized gain (loss) . . . . . . . .       .07       (.34)
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .       .95        .46
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.79)      (.89)
                                                           -------    -------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 18.24    $ 18.08
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      5.36       2.53
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .     9,898      8,693
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .       .89        .97
  Operating expenses, gross. . . . . . . . . . . . . . .       .91        .97
  Net investment income. . . . . . . . . . . . . . . . .      5.77       5.05
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     92.31     177.08


  * For the ten months ended October 31, 2000.

 ** For the period February 18, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS S SHARES


                                                             YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------
                                     2000*       1999       1998       1997       1996        1995
                                    ---------  ---------  ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . . .   $  18.03   $  18.46   $  18.35   $  18.36   $  18.55    $  17.98
                                    --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income(a) . . . .        .91        .90        .99       1.08       1.04        1.16
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . .        .09       (.36)       .11         --       (.19)        .59
                                    --------   --------   --------   --------   --------    --------
  Total income from operations. .       1.00        .54       1.10       1.08        .85        1.75
                                    --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . . .       (.81)      (.97)      (.99)     (1.09)     (1.04)      (1.18)
                                    --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD  .   $  18.22   $  18.03   $  18.46   $  18.35   $  18.36    $  18.55
                                    ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(b)(c). . . . . .       5.64       3.03       6.09       6.02       4.76        9.95
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . .    422,884    447,590    260,539    229,470    222,983     183,577
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses, net . . . .        .64        .74        .66        .66        .70         .58
  Operating expenses, gross . . .        .66        .74        .66        .66        .70         .58
  Net investment income . . . . .       6.00       5.22       5.37       5.70       5.70        6.41
 Portfolio turnover rate (%). . .      92.31     177.08     129.85     213.14     264.40      269.31


  *  For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees both gross of any investment service fees.

 (d) The ratios for periods less than one year are annualized.

TAX EXEMPT BOND FUND--CLASS E SHARES



                                                            2000*     1999**
                                                            -------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . .   $20.47    $ 21.19
                                                            ------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . . . .      .71        .50
 Net realized and unrealized gain (loss). . . . . . . . .      .33       (.71)
                                                            ------    -------
  Total income from operations. . . . . . . . . . . . . .     1.04       (.21)
                                                            ------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . .     (.64)      (.51)
                                                            ------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . .   $20.87    $ 20.47
                                                            ======    =======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . .     5.17       (.99)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . .    3,445      2,854
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . . . . . . . . . . . .      .89        .82
  Net investment income . . . . . . . . . . . . . . . . .     4.08       3.76
 Portfolio turnover rate (%). . . . . . . . . . . . . . .    38.16     119.34


 * For the ten months ended October 31, 2000.

 ** For the period May 14, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

TAX EXEMPT BOND FUND--CLASS S SHARES


                                                            YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------
                                     2000*       1999       1998      1997      1996       1995
                                    ---------  ---------  ---------  --------  --------  --------
NET ASSET VALUE, BEGINNING OF
PERIOD  . . . . . . . . . . . . .   $  20.42   $  21.39   $  21.19   $ 21.02   $ 21.24    $ 20.48
                                    --------   --------   --------   -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income(a) . . . .        .75        .84        .81       .84       .85        .81
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . .        .33       (.95)       .19       .18      (.21)       .77
                                    --------   --------   --------   -------   -------    -------
  Total income from operations. .       1.08       (.11)      1.00      1.02       .64       1.58
                                    --------   --------   --------   -------   -------    -------
DISTRIBUTIONS
 From net investment income . . .       (.66)      (.86)      (.80)     (.85)     (.86)      (.82)
                                    --------   --------   --------   -------   -------    -------
NET ASSET VALUE, END OF PERIOD  .   $  20.84   $  20.42   $  21.39   $ 21.19   $ 21.02    $ 21.24
                                    ========   ========   ========   =======   =======    =======
TOTAL RETURN (%)(b)(c). . . . . .       5.37       (.52)      4.82      4.92      3.07       7.81
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . .    129,084    123,960    128,959    83,076    66,344     63,838
 Ratios to average net assets
 (%)(c)(d):
  Operating expenses. . . . . . .        .64        .57        .72       .71       .75        .74
  Net investment income . . . . .       4.32       3.99       3.80      3.99      4.02       3.91
 Portfolio turnover rate (%). . .      38.16     119.34      74.42     40.79     74.34      73.91


  *  For the ten months ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) Prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

 (d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.



  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                            QUANTITATIVE EQUITY FUND

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                           TAX-MANAGED LARGE CAP FUND


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                              SPECIAL GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                           TAX-MANAGED SMALL CAP FUND


  Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.



                               SELECT GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  Fuller & Thaler Asset Management, 411 Borel Avenue, Suite 402, San Mateo, CA
     94402.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  TCW Investment Management Co., 865 Figueroa Street, Los Angeles, CA 90017.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


                               SELECT VALUE FUND

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint
     East, 7th Floor, Teaneck, NJ 07666-6703



                               EQUITY INCOME FUND

  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                            MULTISTRATEGY BOND FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.


                              TAX EXEMPT BOND FUND

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.


  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and S Shares:
    Diversified Equity Fund
    Quantitative Equity Fund
    Tax-Managed Large Cap Fund
    Special Growth Fund
    Tax-Managed Small Cap Fund
    Select Growth Fund
    Select Value Fund
    Equity Income Fund
    Real Estate Securities Fund
    International Securities Fund
    Emerging Markets Fund
    Diversified Bond Fund
    Multistrategy Bond Fund
    Short Term Bond Fund
    Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-060 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


------------------
MONEY MARKET FUNDS
------------------

Money Market Funds

PROSPECTUS

CLASS S SHARES:

MONEY MARKET FUND

US GOVERNMENT MONEY MARKET FUND

TAX FREE MONEY MARKET FUND

DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective, Principal Investment Strategies and Principal
      Risks. . . . . .  . . . . . . . . . . . . . . . . . . . . . . . .     1
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     6
Investment Objective and Principal Investment Strategies. . . . . . . .     7
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . .    10
The Money Managers. . . . . . . . . . . . . . . . . . . . . . . . . . .    10
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    11
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    11
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    12
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    12
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    14
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    14
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    15
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    16
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    18
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    21

                              RISK/RETURN SUMMARY


   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


MONEY MARKET FUND
-----------------

   INVESTMENT OBJECTIVE

To maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

   PRINCIPAL INVESTMENT STRATEGIES

The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks.

   PRINCIPAL RISKS

An investment in the Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including instruments of US and foreign banks and branches and foreign corporations, use of repurchase agreements and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details.


US GOVERNMENT MONEY MARKET FUND
-------------------------------

   INVESTMENT OBJECTIVE

To provide the maximum current income that is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

   PRINCIPAL INVESTMENT STRATEGIES

The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks.

   PRINCIPAL RISKS

An investment in the US Government Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities and repurchase agreements. Please refer to the "Risks" section later in this Prospectus for further details.


TAX FREE MONEY MARKET FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide the maximum current income exempt from federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less. The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income.

   PRINCIPAL RISKS

An investment in the Tax Free Money Market Fund, like any investment, has risks. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations and credit and liquidity enhancements. Please refer to the "Risks" section later in this Prospectus for further details on these risks.

  An investment in money market funds is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Money Market, US Government Money Market and Tax Free Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each of these Funds.

                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class S Shares varies from year to year over a 10-year period. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds' Class S Shares is set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing each Fund's average annual returns for 1, 5 and 10 years.

  Past performance is no indication of future results.


                               MONEY MARKET FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                1991    6.38%
                                1992    4.11%
                                1993    3.48%
                                1994    4.57%
                                1995    6.19%
                                1996    5.63%
                                1997    5.79%
                                1998    5.69%
                                1999    5.27%
                                2000    6.48%

                         BEST QUARTER: 2.11%   (2Q/90)
                         WORST QUARTER: 0.80%   (4Q/93)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000     1 YEAR      5 YEARS       10 YEARS
---------------------------------------    --------  --------------  ----------
-------------------------------------------------------------------------------
Money Market Fund Class S* . . . . . . .      6.48%           5.76%    5.34%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER
31, 2000                                   CURRENT
---------------------------------------------------
Money Market Fund Class S. . . . . . . .      6.58%
7-DAY YIELDS FOR THE YEAR ENDED DECEMBER
31, 1999                                             EFFECTIVE
---------------------------------------------------  -------------
Money Market Fund Class S. . . . . . . .      6.61%           6.82%
-------------------------------------------------------------------------------


 * For periods prior to April 1, 1995, performance results for the Fund do not reflect deductions of all management fees.



  To obtain current yield information, please call 1-800-787-7354.

                        US GOVERNMENT MONEY MARKET FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                 1991   5.90%
                                 1992   3.53%
                                 1993   2.88%
                                 1994   3.87%
                                 1995   5.98%
                                 1996   5.40%
                                 1997   5.59%
                                 1998   5.34%
                                 1999   4.93%
                                 2000   6.24%

                         BEST QUARTER: 1.98%   (3Q/90)
                         WORST QUARTER: 0.67%   (4Q/93)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR    5 YEARS    10 YEARS
---------------------------------------          -------  ---------  ----------
-------------------------------------------------------------------------------
US Government Money Market Fund Class S  . . .    6.24%     5.49%      4.95%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                             CURRENT
-------------------------------------------------------
US Government Money Market Fund Class S  . . .    6.37%
7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                             CURRENT  EFFECTIVE
-------------------------------------------------------   -------
US Government Money Market Fund Class S  . . .    6.37%     6.57%
-------------------------------------------------------------------------------




  To obtain current yield information, please call 1-800-787-7354.

                           TAX FREE MONEY MARKET FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class S

                                    [LOGO]

                                 1991   4.84%
                                 1992   3.09%
                                 1993   2.55%
                                 1994   2.83%
                                 1995   3.76%
                                 1996   3.35%
                                 1997   3.61%
                                 1998   3.36%
                                 1999   3.31%
                                 2000   4.11%

                         BEST QUARTER: 1.50%   (4Q/90)
                         WORST QUARTER: 0.58%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000          1 YEAR    5 YEARS    10 YEARS
---------------------------------------          -------  ---------  ----------
-------------------------------------------------------------------------------
Tax Free Money Market Fund Class S . . . . . .    4.11%     3.54%      3.47%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                             CURRENT
-------------------------------------------------------
Tax Free Money Market Fund Class S . . . . . .    4.16%
7-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31,
2000                                             CURRENT  EFFECTIVE
-------------------------------------------------------   -------
Tax Free Money Market Fund Class S . . . . . .    7.42%     7.58%
-------------------------------------------------------------------------------




  To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Class S . . . . . . . . . .       None            None            None           None        None



                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                      OTHER
                                     EXPENSES
                                    (INCLUDING
                                  ADMINISTRATIVE
                                     FEES AND     TOTAL GROSS
                                    SHAREHOLDER   ANNUAL FUND    FEE WAIVERS     TOTAL NET FUND
                        ADVISORY    SERVICING      OPERATING     AND EXPENSE       OPERATING
                          FEE         FEES)        EXPENSES    REIMBURSEMENTS       EXPENSES
                        --------  --------------  -----------  ---------------  ----------------
CLASS S SHARES
 Money Market Fund# .    0.20%        0.11%          0.31%         (0.15)%           0.16%
 US Government Money     0.20%        0.37%          0.57%         (0.25)%           0.32%
 Market Fund# . . . .
 Tax Free Money Market   0.20%        0.18%          0.38%         (0.10)%           0.28%
 Fund#. . . . . . . .


 # FRIMCo, the Funds' advisor, has contractually agreed to waive, at least until February 28, 2002, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until February 28, 2002, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expensesremain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS S
 Money Market Fund . . . . . . . . . . .    $16     $ 84     $158       $378
 US Government Money Market Fund . . . .     33      158      294        691
 Tax Free Money Market Fund  . . . . . .     29      113      205        472

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES


MONEY MARKET FUND
-----------------

   INVESTMENT OBJECTIVE

To maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value, by investing in short-term, high-grade money market instruments.

   PRINCIPAL INVESTMENT STRATEGIES

The Money Market Fund invests in a portfolio of high quality money market securities maturing within 397 days or less. The Fund principally invests in securities issued or guaranteed by the US government or its agencies or by US and foreign banks, as well as asset-backed securities and short-term debt of US and foreign corporations and trusts. The Fund invests in securities which may be supported by credit enhancements primarily from US and foreign banks. Up to 10% of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions). The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes which reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Money Market Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market and credit risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.


US GOVERNMENT MONEY MARKET FUND
-------------------------------

   INVESTMENT OBJECTIVE

To provide the maximum current income that is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing exclusively in US government obligations.

   PRINCIPAL INVESTMENT STRATEGIES

The US Government Money Market Fund invests in a portfolio of high quality money market securities issued or guaranteed by the US government or any of its agencies and instrumentalities maturing within 397 days or less. These include, among others, the US Treasury, Federal National Mortgage Association, Federal Home Loan Mortgage Association and the Federal Home Loan Bank. The Fund enters into repurchase agreements collateralized by US government and agency obligations. The Fund's investments may include adjustable rate securities whose rates are tied to appropriate money market indexes and reset frequently. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Fund seeks to achieve its objective by active security selection consistent with its daily assessment of market risks. This approach begins with a broad review of the economic and political environment. Interest rate forecasts of the investment community and Federal Reserve policy are analyzed to develop an expectation for interest rate trends. Within this framework, the Fund identifies individual securities for investment.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

TAX FREE MONEY MARKET FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide the maximum current income exempt from federal income tax that is consistent with the preservation of capital and liquidity, and the maintenance of a $1.00 per share net asset value by investing in short-term municipal obligations.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax Free Money Market Fund invests in a portfolio of high quality short-term debt securities maturing in 397 days or less. The dollar-weighted average maturity of the Fund's portfolio is 90 days or less.

The Fund invests almost exclusively in investment-grade municipal debt obligations providing tax-exempt interest income. Specifically, these obligations are debt obligations, rated A- or higher by Moody's Investor Service, Inc. or its equivalent by a nationally recognized statistical rating organization (NRSRO), issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects.

Some of the securities in which the Fund invests are supported by credit and liquidity enhancements from third parties. These enhancements are generally letters of credit from foreign or domestic banks.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The following table describes principal types of risks that each Fund is subject to and lists next to each description those Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------
FIXED-INCOME            Prices of fixed-income         Money Market
SECURITIES              securities rise and fall in    US Government Money
                        response to interest rate      Market
                        changes. Generally, when       Tax Free Money Market
                        interest rates rise, prices
                        of fixed-income securities
                        fall. The longer the duration
                        of the security, the more
                        sensitive the security is to
                        this risk. A 1% increase in
                        interest rates would reduce
                        the value of a $100 note by
                        approximately one dollar if
                        it had a one-year duration,
                        but would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities
                        will be downgraded in credit
                        rating or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

INSTRUMENTS OF US AND   Non-US corporations and banks   Money Market
FOREIGN BANKS AND       issuing dollar denominated
BRANCHES AND FOREIGN    instruments in the US are not
CORPORATIONS            necessarily subject to the
                        same regulatory requirements
                        that apply to US corporations
                        and banks, such as accounting,
                        auditing and recordkeeping
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.

MUNICIPAL OBLIGATIONS   Municipal obligations are       Tax Free Money Market
                        affected by economic, business
                        or political developments.
                        These securities may be subject
                        to provisions of litigation,
                        bankruptcy and other laws
                        affecting the rights and
                        remedies of creditors, or may
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.

CREDIT AND LIQUIDITY   Adverse changes in a             Money Market
ENHANCEMENTS           guarantor's credit quality if    Tax Free Money Market
                       contemporaneous with adverse
                       changes in the guaranteed
                       security could cause losses to
                       a Fund and may affect its net
                       asset value.

REPURCHASE AGREEMENTS  Under a repurchase agreement,    Money Market
                       a bank or broker sells           US Government Money
                       securities to a Fund and         Market
                       agrees to repurchase them at
                       the Fund's cost plus interest.
                       If the value of the securities
                       declines and the bank or
                       broker defaults on its
                       repurchase obligation, a Fund
                       could incur a loss.

                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is Frank Russell Investment Company ("FRIMCo"), 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 30 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Frank Russell Company ("Russell").

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo acts as money manager for the Money Market and US Government Money Market Funds and recommends money managers to the Tax Free Money Market Fund, oversees them, and evaluates their results. Each Fund's money manager selects the individual portfolio securities for the assets assigned to it.

  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Money Market Fund, 0.25%, US Government Money Market Fund, 0.25% and Tax Free Money Market Fund, 0.25%. Of these aggregate amounts 0.05% is attributable to administrative services. FRIMCo has contractually agreed to waive, at least until February 28, 2002, a portion of its 0.25% combined advisory and administrative fees for the US Government Money Market Fund, up to the full amount of that fee for all expenses that exceed 0.30% of the average daily net assets on an annual basis. Additionally, FRIMCo has contractually agreed to waive, at least until February 28, 2002, 0.15% of its 0.25% and 0.10% of its 0.25% combined advisory and administrative fees for the Money Market Fund and Tax Free Money Market Fund, respectively. Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in certain portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



                               THE MONEY MANAGERS

  The Tax Free Money Market Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. The Tax Free Money Market Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                           PAYABLE                        FUNDS
--------                -----------------------------  --------------------------
Daily . . . . . . . .   Jan. to Nov., 2nd to last      Money Market Fund
                        business day of the month;     US Government Money
                        Dec., last business day of     Market Fund
                        the month                      Tax Free Money Market Fund


  The Funds determine net investment income immediately prior to the determination of their net asset values. This occurs at the earlier of 4:00 p.m. or the close of the New York Stock Exchange on each business day. Net investment income is credited daily to the accounts of shareholders of record prior to the net asset value calculation. The income is paid monthly.


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare long-term capital gain distributions once a year in mid-December to reflect any net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution, if necessary, in any year for operation or other reasons.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  Because the Funds expect to maintain a stable $1.00 Share price, you should not have any gain or loss if you sell your Shares.

  Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences in holding Shares of a Fund.

  The Tax Free Money Market Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading and the Boston Federal Reserve Bank is open. Neither the NYSE or the Boston Federal Reserve Bank is open on national holidays. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


VALUATION OF PORTFOLIO SECURITIES

  The Funds' portfolio investments are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  There is currently no required minimum investment in the Funds described in this Prospectus. The Funds are designed to be used as part of an allocated investment portfolio in combination with Funds described in the Russell Funds Prospectus or Institutional Funds Prospectus of Frank Russell Investment Company
(FRIC).

  Financial Intermediaries may charge their customers a fee for providing investment-related services. Financial Intermediaries generally receive no compensation from the Funds or the Funds' service providers with respect to Class S Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by the Funds prior to the following designated times:

  Money Market Fund -- 4:00 p.m. Eastern Time or close of the NYSE, whichever is earlier*

  Tax Free Money Market Fund -- 11:45 a.m. Eastern Time

  US Government Money Market Fund -- 12:15 p.m. Eastern Time
 _____________________

 * On days when the Public Securities Association declares an early closure of the bond market, orders for purchase of Shares of the Money Market Fund must be received prior to the time of such early closure.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary, you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by the Funds prior to the following designated times. Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

  Money Market Fund -- 4:00 p.m. Eastern Time or close of the NYSE, whichever is earlier*

  Tax Free Money Market Fund -- 11:45 a.m. Eastern Time

  US Government Money Market Fund -- 12:15 p.m. Eastern Time
 ________________________

 * On days when the Public Securities Association declares an early closure of the bond market, orders for redemption of Shares of the Money Market Fund must be received prior to the time of such early closure.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.



                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.

                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.

REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund has not been in operation for five years, since the beginning of operations for that
Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.


MONEY MARKET FUND--CLASS S



                                                       YEAR ENDED DECEMBER 31,
                                       --------------------------------------------------------
                            2000*         1999         1998        1997       1996        1995
                          -----------  -----------  -----------  ---------  ---------  -----------
NET ASSET VALUE,
BEGINNING OF PERIOD . .   $   1.0000   $   1.0000   $   1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                          ----------   ----------   ----------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income.        .0519        .0515        .0553      .0563      .0549       .0601
                          ----------   ----------   ----------   --------   --------    --------
DISTRIBUTIONS
 From net investment
 income . . . . . . . .       (.0519)      (.0515)      (.0553)    (.0563)    (.0549)     (.0601)
                          ----------   ----------   ----------   --------   --------    --------
NET ASSET VALUE, END OF
PERIOD  . . . . . . . .   $   1.0000   $   1.0000   $   1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                          ==========   ==========   ==========   ========   ========    ========
TOTAL RETURN (%)(a)(c).         5.32         5.27         5.69       5.79       5.63        6.19
RATIOS/SUPPLEMENTAL
DATA:
 Net Assets, end of
 period (in thousands).    1,757,430    2,026,717    1,605,026    926,283    496,932     533,643
 Ratios to average net
 assets (%)(b)(c):
  Operating Expenses,
  net . . . . . . . . .          .17          .17          .16        .08        .05         .06
  Operating Expenses,
  gross . . . . . . . .          .32          .32          .31        .30        .30         .26
  Net investment income         6.23         5.15         5.54       5.65       5.49        6.01


 *   For the ten months ended October 31, 2000.

 (a) Periods less than one year are not annualized.

 (b) The ratios for periods less than one year are annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

US GOVERNMENT MONEY MARKET FUND--CLASS S


                                                                 YEAR ENDED DECEMBER 31,
                                                   -------------------------------------------------------
                                         2000*       1999       1998       1997       1996        1995
                                        ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD    $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                        --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income. . . . . . . .      .0500      .0483      .0520      .0545      .0526       .0580
                                        --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income . . . . .     (.0500)    (.0483)    (.0520)    (.0545)    (.0526)     (.0580)
                                        --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD  . . .   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                        ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(a)(c). . . . . . . .       5.12       4.93       5.34       5.59       5.40        5.98
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . .     81,316    190,150    166,224    187,412    239,725     149,941
 Ratios to average net assets
 (%)(b)(c):
  Operating expenses, net . . . . . .        .32        .30        .32        .20        .25         .32
  Operating expenses, gross . . . . .        .58        .54        .55        .41        .50         .51
  Net investment income . . . . . . .       5.91       4.83       5.20       5.44       5.27        5.82


 *   For the ten months ended October 31, 2000.

 (a) Periods less than one year are not annualized.

 (b) The ratios for periods less than one year are annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

TAX FREE MONEY MARKET FUND--CLASS S


                                                            YEAR ENDED DECEMBER 31,
                                              -------------------------------------------------------
                                    2000*       1999       1998       1997       1996        1995
                                   ---------  ---------  ---------  ---------  ---------  -----------
NET ASSET VALUE, BEGINNING OF
PERIOD . . . . . . . . . . . . .   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                   --------   --------   --------   --------   --------    --------
INCOME FROM OPERATIONS
 Net investment income . . . . .      .0333      .0326      .0331      .0355      .0329       .0370
                                   --------   --------   --------   --------   --------    --------
DISTRIBUTIONS
 From net investment income. . .     (.0333)    (.0326)    (.0331)    (.0355)    (.0329)     (.0370)
                                   --------   --------   --------   --------   --------    --------
NET ASSET VALUE, END OF PERIOD .   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000   $ 1.0000    $ 1.0000
                                   ========   ========   ========   ========   ========    ========
TOTAL RETURN (%)(a)(c) . . . . .       3.38       3.31       3.36       3.61       3.35        3.76
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands). . . . . . . . . . .    169,808    246,695    194,663    130,725    102,207      78,000
 Ratios to average net assets
 (%)(b)(c):
  Operating Expenses, net  . . .        .34        .21        .34        .28        .42         .48
  Operating Expenses, gross. . .        .44        .31        .44        .38        .42         .48
  Net investment income. . . . .       3.96       3.28       3.29       3.55       3.28        3.69


 *   For the ten months ended October 31, 2000.

 (a) Periods less than one year are not annualized.

 (b) The ratios for periods less than one year are annualized.

 (c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to FRIMCo or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                               MONEY MARKET FUND

  Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.


                        US GOVERNMENT MONEY MARKET FUND

  Frank Russell Investment Management Company, 909 A Street, Tacoma, WA 98402.


                           TAX FREE MONEY MARKET FUND

  Weiss, Peck & Greer, LLC, One New York Plaza, 30th Floor, New York, NY 10004.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge.

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class S Shares:
    Money Market Fund
    US Government Money Market Fund
    Tax Free Money Market Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-059 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY

-------------
RUSSELL FUNDS
-------------

Russell Funds

PROSPECTUS

CLASS C SHARES:

DIVERSIFIED EQUITY FUND

QUANTITATIVE EQUITY FUND

TAX-MANAGED LARGE CAP FUND

SPECIAL GROWTH FUND

TAX-MANAGED SMALL CAP FUND

SELECT GROWTH FUND

SELECT VALUE FUND

EQUITY INCOME FUND

REAL ESTATE SECURITIES FUND

INTERNATIONAL SECURITIES FUND

EMERGING MARKETS FUND

DIVERSIFIED BOND FUND

MULTISTRATEGY BOND FUND

SHORT TERM BOND FUND

TAX EXEMPT BOND FUND

DECEMBER   , 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective, Principal Investment Strategies and Principal
 Risks. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .    22
Summary Comparison of the Funds . . . . . . . . . . . . . . . . . . . .    23
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    24
Investment Objective and Principal Investment Strategies. . . . . . . .    26
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    41
Management of the Funds . . . . . . . . . . . . . . . . . . . . . . . .    45
The Money Managers. . . . . . . . . . . . . . . . . . . . . . . . . . .    47
Portfolio Turnover. . . . . . . . . . . . . . . . . . . . . . . . . . .    47
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    48
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    48
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    49
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    50
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    50
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    52
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    52
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    53
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    53
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    54
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    55
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    68

                              RISK/RETURN SUMMARY


   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS


DIVERSIFIED EQUITY FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Diversified Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index.

   PRINCIPAL RISKS

An investment in the Quantitative Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a market-oriented style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED LARGE CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500 Index.

The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and to offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Tax-Managed Large Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SPECIAL GROWTH FUND
-------------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the Special Growth Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.

TAX-MANAGED SMALL CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Small Cap Fund invests primarily in equity securities of small capitalization US companies, although the Fund may invest a limited amount in non-US firms from time to time. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Index.

The Fund generally pursues a market-oriented style of security selection which incorporates both a growth style and a value style. The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. The Fund attempts to do this through the realization of returns as capital gains and not as investment income under US tax laws. The Fund also attempts to minimize its realization of capital gains and offset any such realization of capital gains with capital losses. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Tax-Managed Small Cap Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with tax-sensitive management, investing in equity securities, investing in securities of small capitalization companies, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT GROWTH FUND
------------------

   INVESTMENT OBJECTIVE

To provide capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Select Growth Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a growth style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


SELECT VALUE FUND
-----------------

   INVESTMENT OBJECTIVE

To provide capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Select Value Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions, and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EQUITY INCOME FUND
------------------

   INVESTMENT OBJECTIVE


To provide capital appreciation.


   PRINCIPAL INVESTMENT STRATEGIES


The Equity Income Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses two principal investment styles intended to complement one another: a Yield Substyle and a Low Price/Earnings Ratio Substyle. The Fund intends to be fully invested at all times.

   PRINCIPAL RISKS

An investment in the Equity Income Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in using a value style of security selection, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties. The Fund invests primarily in securities of companies known as real estate investment trusts (REITs) that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

The Fund intends to be fully invested at all times. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far
East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another: a Growth Style, a Value Style and a Market-Oriented Style. The Fund intends to be fully invested at all times.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS

An investment in the International Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, using a multi-manager approach, securities lending and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

   PRINCIPAL RISKS


An investment in the Emerging Markets Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international and emerging markets securities, using a multi-manager approach and exposing liquidity reserves to equity markets. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Please refer to the "Risks" section later in this Prospectus for further details.



DIVERSIFIED BOND FUND
---------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds).

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Diversified Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Multistrategy Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Years Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets.

   PRINCIPAL RISKS

An investment in the Short Term Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in municipal obligations, repurchase agreements and international securities, employing derivatives and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.


TAX EXEMPT BOND FUND
--------------------

   INVESTMENT OBJECTIVE

To provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers 1-10 Year Municipal Bond Index, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. The Fund employs multiple money managers, each with its own expertise in the municipal bond market.

   PRINCIPAL RISKS

An investment in the Tax Exempt Bond Fund, like any investment, has risks. The value of the Fund fluctuates with interest rates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, investing in municipal obligations and repurchase agreements, credit and liquidity enhancements, securities lending and using a multi-manager approach. Please refer to the "Risks" section later in this Prospectus for further details.

  An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies from year to year over a 10-year period (or, if a Fund has not been in operation for 10 years, since the beginning of such Fund's operations). The highest and lowest quarterly returns during the period shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for 1, 5 and 10 years (or, if a Fund has not been in operation for 10 years, since the beginning of operations of the Fund) compare with the returns of certain indexes that measure broad market performance.

  Returns for periods prior to the date each Fund first issued Class C Shares are those of the Fund's Class S Shares, and therefore do not reflect deduction of Rule 12b-1 distribution or shareholder servicing fees. Except for the Short Term Bond, Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, all Funds first issued Class C Shares on January 27, 1999. The Short Term Bond Fund first issued Class C Shares on March 3, 1999. The Tax-Managed Large Cap and Tax-Managed Small Cap Funds first issued Class C Shares on December 1, 1999. The Tax Exempt Bond Fund first issued Class C Shares on March 29, 1999. Because the Select Growth Fund and Select Value Funds had not been in operation for a full calendar year as of the date of this Prospectus, their performance history and average annual returns are not included. Performance history and average annual total returns will be available for these Funds after they have been in operation for one calendar year.

  Past performance is no indication of future results.


                            DIVERSIFIED EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1991    31.05 %
                                1992     8.32 %
                                1993    10.53 %
                                1994    (0.01)%
                                1995    35.17 %
                                1996    23.29 %
                                1997    31.32 %
                                1998    25.11 %
                                1999    17.23 %
                                2000   (11.87)%

                         BEST QUARTER: 22.40%   (4Q/98)
                         WORST QUARTER: (14.19)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000       1 YEAR   5 YEARS  10 YEARS
---------------------------------------      --------  -------  --------
-------------------------------------------------------------------------------
Class C  . . . . . . . . . . . . . . . . .   (11.87)%  15.71%    15.96%
Russell 1000(R) Index. . . . . . . . . . .    (7.79)%  18.17%    17.67%
-------------------------------------------------------------------------------

                            QUANTITATIVE EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1991    31.70 %
                                1992     8.67 %
                                1993    12.56 %
                                1994     0.19 %
                                1995    37.69 %
                                1996    23.08 %
                                1997    32.70 %
                                1998    24.82 %
                                1999    20.35 %
                                2000    (8.10)%

                         BEST QUARTER: 22.55%   (4Q/98)
                         WORST QUARTER: (14.38)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000            1 YEAR   5 YEARS   10 YEARS
---------------------------------------            ------   -------   --------
-------------------------------------------------------------------------------
Class C  . . . . . . . . . . . . . . . . . . . .   (8.10)%  17.34%     17.32%
Russell 1000(R) Index  . . . . . . . . . . . . .   (7.79)%  18.17%     17.67%
-------------------------------------------------------------------------------

                           TAX-MANAGED LARGE CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1997    31.73 %
                                1998    32.06 %
                                1999    16.57 %
                                2000    (9.48)%

                         BEST QUARTER: 23.71%   (4Q/98)
                         WORST QUARTER: (10.12)%   (3Q/98)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Tax-Managed Large Cap Fund Class C  . . . . . . . . . .   (9.48)%     17.12%
S&P 500 Composite Stock Price Index . . . . . . . . . .   (9.19)%     17.81%
-------------------------------------------------------------------------------


 * The Tax-Managed Large Cap Fund commenced operations on October 7, 1996.

                              SPECIAL GROWTH FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1991    43.11%
                                1992    12.52%
                                1993    15.48%
                                1994    (3.71)%
                                1995    28.52%
                                1996    18.65%
                                1997    28.77%
                                1998     0.42%
                                1999    20.41%
                                2000     8.05%

                         BEST QUARTER: 22.40%   (1Q/91)
                         WORST QUARTER: (22.45)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000             1 YEAR  5 YEARS   10 YEARS
---------------------------------------             ------  -------  ----------
-------------------------------------------------------------------------------
Class C . . . . . . . . . . . . . . . . . . . . .   8.05%   14.55%     16.32%
Russell 2500(TM) Index  . . . . . . . . . . . . .   4.27%   13.98%     17.41%
-------------------------------------------------------------------------------

                           TAX-MANAGED SMALL CAP FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1997    31.73%
                                1998    32.06%
                                1999    16.57%
                                2000    (6.95)%

                         BEST QUARTER: 12.49%   (1Q/00)
                         WORST QUARTER: (17.34)%   (4Q/00)


AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Class C . . . . . . . . . . . . . . . . . . . . . . . .   (6.95)%    (0.31)%
Russell 2500(TM) Index  . . . . . . . . . . . . . . . .    4.27%     13.82%
Russell Small Cap Completeness Index**  . . . . . . . .   (8.96)%     3.00%
-------------------------------------------------------------------------------


 *  The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

 ** The Russell Small Cap Completeness Index(TM) is made up of the companies in the Russell 3000(R) Index less the companies in the S&P 500 Composite Stock Price Index. The Fund uses the Russell Small Cap Completeness Index for management and construction of the Fund's portfolio.

                               EQUITY INCOME FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1991    27.52%
                                1992    11.51%
                                1993    13.23%
                                1994     0.69%
                                1995    34.76%
                                1996    21.45%
                                1997    33.59%
                                1998    12.99%
                                1999   (0.61)%
                                2000   (0.85)%

                         BEST QUARTER: 16.47%   (1Q/91)
                         WORST QUARTER: (15.63)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000      1 YEAR   5 YEARS      10 YEARS
---------------------------------------      -------  -------  ----------------
-------------------------------------------------------------------------------
Class C  . . . . . . . . . . . . . . . . .   (0.85)%  12.25%            14.55%
Russell 1000(R) Value Index  . . . . . . .    7.01%   16.91%            17.37%
-------------------------------------------------------------------------------

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1991    37.08%
                                1992    17.29%
                                1993    17.42%
                                1994     7.24%
                                1995    10.87%
                                1996    36.81%
                                1997    18.99%
                                1998   (15.94)%
                                1999     0.55%
                                2000    28.10%


                         BEST QUARTER: 24.69%   (1Q/91)
                         WORST QUARTER: (14.24)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000      1 YEAR   5 YEARS      10 YEARS
---------------------------------------      -------  -------  ----------------
-------------------------------------------------------------------------------
Class C  . . . . . . . . . . . . . . . . .   28.10%   11.52%            14.49%
NAREIT Equity REIT Index . . . . . . . . .   26.35%   10.10%            13.58%
-------------------------------------------------------------------------------

                         INTERNATIONAL SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C

                                    [LOGO]

                                1991    11.99%
                                1992    (6.94)%
                                1993    33.48%
                                1994     4.86%
                                1995    10.20%
                                1996     7.63%
                                1997     0.26%
                                1998    12.90%
                                1999    29.35%
                                2000   (12.32)%


                         BEST QUARTER: 18.71%   (4Q/99)
                         WORST QUARTER: (17.66)%   (3Q/90)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000       1 YEAR   5 YEARS     10 YEARS
---------------------------------------      --------  -------  ---------------
-------------------------------------------------------------------------------
Class C  . . . . . . . . . . . . . . . . .   (12.32)%   6.43%            8.18%
MSCI EAFE Index  . . . . . . . . . . . . .   (13.96)%   7.43%            8.56%
-------------------------------------------------------------------------------

                             EMERGING MARKETS FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1994    (5.83)%
                                1995    (8.21)%
                                1996    12.26%
                                1997    (3.45)%
                                1998   (27.57)%
                                1999    47.91%
                                2000   (31.57)%


                         BEST QUARTER: 27.64%   (4Q/99)
                         WORST QUARTER: (21.64)%   (3Q/98)


AVERAGE ANNUAL TOTAL RETURNS                                                      SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                1 YEAR   5 YEARS         INCEPTION
---------------------------------------               --------  -------  -----------------------
------------------------------------------------------------------------------------------------
Class C . . . . . . . . . . . . . . . . . . . . . .   (31.57)%  (4.50)%                 (0.34)%
IFC Investable Composite Index. . . . . . . . . . .   (31.76)%  (3.67)%                  2.39%
------------------------------------------------------------------------------------------------


 * The Emerging Markets Fund commenced operations on January 29, 1993.

 # For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.

                             DIVERSIFIED BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1991     15.29%
                                1992      6.57%
                                1993     10.02%
                                1994    (3.25)%
                                1995     17.76%
                                1996      3.43%
                                1997      9.09%
                                1998      8.09%
                                1999    (1.26)%
                                2000     10.14%



                         BEST QUARTER: 5.80%   (2Q/95)
                         WORST QUARTER: (2.79)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000       1 YEAR   5 YEARS     10 YEARS
---------------------------------------       -------  -------  ---------------
-------------------------------------------------------------------------------
Class C . . . . . . . . . . . . . . . . . .   10.14%    5.36%            7.17%
Lehman Brothers Aggregate Bond Index  . . .   11.63%    6.46%            7.96%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER
31, 2000                                      CURRENT
----------------------------------------------------
Class C . . . . . . . . . . . . . . . . . .    5.43%
-------------------------------------------------------------------------------




  To obtain current yield information, please call 1-800-787-7354.

                            MULTISTRATEGY BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1994    (4.35)%
                                1995    17.92%
                                1996     4.97%
                                1997     9.50%
                                1998     6.79%
                                1999    (1.71)%
                                2000     8.79%


                         BEST QUARTER: 6.23%   (2Q/95)
                         WORST QUARTER: (3.44)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS                                                       SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                 1 YEAR   5 YEARS        INCEPTION*
---------------------------------------                 -------  -------  -----------------------
-------------------------------------------------------------------------------------------------
Class C . . . . . . . . . . . . . . . . . . . . . . .    8.79%    5.54%                    6.17%
Lehman Brothers Aggregate Bond Index  . . . . . . . .   11.63%    6.46%                    6.88%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000      CURRENT
--------------------------------------------------      ------
Class C . . . . . . . . . . . . . . . . . . . . . . .    5.13%
-------------------------------------------------------------------------------------------------


 * The Multistrategy Bond Fund commenced operations on January 29, 1993.



  To obtain current yield information, please call 1-800-787-7354.

                              SHORT TERM BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1991    12.31%
                                1992     2.74%
                                1993     6.98%
                                1994     0.82%
                                1995     9.95%
                                1996     4.76%
                                1997     6.02%
                                1998     6.09%
                                1999     2.19%
                                2000     6.51%


                         BEST QUARTER: 3.90%   (4Q/91)
                         WORST QUARTER: (1.72)%   (1Q/94)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000**     1 YEAR   5 YEARS     10 YEARS
-----------------------------------------     -------  -------  ---------------
-------------------------------------------------------------------------------
Class C . . . . . . . . . . . . . . . . . .    6.51%    5.10%            5.78%
Merrill Lynch 1-2.99 Years Treasury Index .    8.00%    5.92%            6.42%
30-DAY YIELDS FOR THE YEAR ENDED DECEMBER
31, 2000                                      CURRENT
----------------------------------------------------
Class C . . . . . . . . . . . . . . . . . .    5.07%
-------------------------------------------------------------------------------



 # For periods prior to April 1, 1995, performance results for the Fund do not reflect deduction of investment management fees.



  To obtain current yield information, please call 1-800-787-7354.

                              TAX EXEMPT BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1991     7.64%
                                1992     5.85%
                                1993     6.58%
                                1994    (0.54)%
                                1995     7.81%
                                1996     3.07%
                                1997     4.92%
                                1998     4.82%
                                1999    (1.24)%
                                2000     6.70%



                         BEST QUARTER: 2.79%   (4Q/91)
                         WORST QUARTER: (1.72)%   (2Q/99)


AVERAGE ANNUAL TOTAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 2000       1 YEAR   5 YEARS     10 YEARS
---------------------------------------       -------  -------  ---------------
-------------------------------------------------------------------------------
Tax Exempt Bond Fund Class C* . . . . . . .    6.70%    3.62%            4.51%
Lehman Brothers Municipal 1-10 Year Index .    8.17%    5.23%              --

YIELDS FOR THE YEAR ENDED DECEMBER 31, 2000   CURRENT
-------------------------------------------   ------
30-Day Yield
Class C . . . . . . . . . . . . . . . . . .    3.18%
30-Day Tax Equivalent Yield
Class C . . . . . . . . . . . . . . . . . .    5.26%
-------------------------------------------------------------------------------


 * The performance of the Tax Exempt Bond Fund prior to January 1, 1999 reflects a higher advisory fee than is currently borne by the Fund.



  To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Class C . . . . . . . . . .       None            None            None           None        None



                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                                            OTHER
                                                           EXPENSES
                                                          (INCLUDING
                                                        ADMINISTRATIVE
                                                           FEES AND     TOTAL GROSS
                                                          SHAREHOLDER   ANNUAL FUND    FEE WAIVERS      TOTAL NET FUND
                             ADVISORY   DISTRIBUTION       SERVICING     OPERATING     AND EXPENSE        OPERATING
                               FEE*    (12B-1) FEES***      FEES)        EXPENSES    REIMBURSEMENTS#       EXPENSES
                             --------  ---------------  --------------  -----------  ---------------    --------------
CLASS C SHARES**
 Diversified Equity  . . .    0.73%         0.75%           0.46%          1.94%          0.00%             1.94%
 Quantitative Equity . . .    0.73%         0.75%           0.44%          1.92%          0.00%             1.92%
 Tax-Managed Large Cap . .    0.70%         0.75%           0.41%          1.86%          0.00%             1.86%
 Special Growth  . . . . .    0.90%         0.75%           0.56%          2.21%          0.00%             2.21%
 Tax-Managed Small Cap#  .    0.98%         0.75%           1.05%          2.78%         (0.53)%            2.25%
 Select Growth#+ . . . . .    0.80%         0.75%           1.06%          2.61%         (0.51)%            2.10%
 Select Value#+  . . . . .    0.70%         0.75%           1.04%          2.49%         (0.49)%            2.00%
 Equity Income . . . . . .    0.75%         0.75%           0.81%          2.31%          0.00%             2.31%
 Real Estate Securities  .    0.80%         0.75%           0.61%          2.16%          0.00%             2.16%
 International Securities     0.90%         0.75%           0.64%          2.29%          0.00%             2.29%
 Emerging Markets  . . . .    1.15%         0.75%           1.02%          2.92%          0.00%             2.92%
 Diversified Bond  . . . .    0.40%         0.75%           0.47%          1.62%          0.00%             1.62%
 Multistrategy Bond  . . .    0.60%         0.75%           0.52%          1.87%          0.00%             1.87%
 Short Term Bond . . . . .    0.45%         0.75%           0.45%          1.65%         (0.13)%            1.52%
 Tax Exempt Bond . . . . .    0.30%         0.75%           0.59%          1.64%          0.00%             1.64%


 * Each Fund may also pay, in addition to the fee set forth above, a fee which compensates the Funds' advisor, Frank Russell Investment Management Company ("FRIMCo") for managing collateral which a Fund has received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.

 ** " Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 # For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 1.03% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 1.25% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Tax-Managed Small Cap Fund do not include 12b-1 fees or shareholder servicing fees.

    For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

    For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at on annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

     For the Short Term Bond Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

 *** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

   + Annual operating expenses for Class C of the Select Growth and Select Value
     Funds are based on average net assets expected to be invested during the first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.


Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS C SHARES
 Diversified Equity Fund . . . . . . . .    $197    $609    $1,047     $2,264
 Quantitative Equity Fund  . . . . . . .     195     603     1,037      2,243
 Tax-Managed Large Cap Fund  . . . . . .     189     585     1,006      2,181
 Special Growth Fund . . . . . . . . . .     224     691     1,184      2,543
 Tax-Managed Small Cap Fund  . . . . . .     228     812     1,422      3,069
 Select Growth Fund  . . . . . . . . . .     213     763     1,340      2,907
 Select Value Fund . . . . . . . . . . .     203     729     1,282      2,790
 Equity Income Fund  . . . . . . . . . .     234     721     1,235      2,645
 Real Estate Securities Fund . . . . . .     219     676     1,159      2,493
 International Securities Fund . . . . .     232     715     1,224      2,624
 Emerging Markets Fund . . . . . . . . .     295     903     1,537      3,242
 Diversified Bond Fund . . . . . . . . .     165     511       881      1,922
 Multistrategy Bond Fund . . . . . . . .     190     588     1,011      2,192
 Short Term Bond Fund  . . . . . . . . .     155     508       885      1,945
 Tax-Exempt Bond Fund  . . . . . . . . .     167     517       891      1,942




                        SUMMARY COMPARISON OF THE FUNDS


           FUND                                    FOCUS
---------------------------  ------------------------------------------------
Diversified Equity Fund . .  Income and capital growth
Quantitative Equity Fund. .  Total return
Tax-Managed Large Cap Fund   Capital growth
Special Growth Fund . . . .  Maximum total return primarily through capital appreciation
Tax-Managed Small Cap Fund   Capital growth
Select Growth Fund. . . . .  Maximum total return primarily through capital appreciation
Select Value Fund . . . . .  Maximum total return primarily through capital appreciation
Equity Income Fund. . . . .  Capital appreciation
Real Estate Securities Fund  Total return
International Securities
Fund. . . . . . . . . . . .  Total return
Emerging Markets Fund . . .  Maximum total return primarily through capital appreciation
Diversified Bond Fund . . .  Current income and diversification
Multistrategy Bond Fund . .  Maximum total return primarily through capital appreciation
Short Term Bond Fund. . . .  Preservation of capital and generation of current income
Tax-Exempt Bond Fund. . . .  Maximum current income

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Most FRIC Funds are designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers. Each of the Fund's money managers makes all investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                      INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES


DIVERSIFIED EQUITY FUND
-----------------------

     INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

     INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

     PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED LARGE CAP FUND
--------------------------

     INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

     . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

     . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

     INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

     PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

     INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

     PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Small Cap Fund invests primarily in equity securities of small capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

     . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

     . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

SELECT GROWTH FUND
------------------

     INVESTMENT OBJECTIVE

To provide capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Select Growth Fund invests primarily in large and medium capitalization stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks with above average growth rates and favorable earnings momentum.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to growth stock investing are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies expected to grow at above-average rates. This approach generally results in significant investments in higher growth sectors, such as the technology, health care and service sectors.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SELECT VALUE FUND
-----------------

     INVESTMENT OBJECTIVE

To provide capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Select Value Fund invests primarily in large and medium capitalization value stocks with some exposure to small capitalization stocks. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Small capitalization companies include all other US companies. The Fund invests in stocks that appear to be undervalued on the basis of earnings, cash flow or private market value.

The Fund employs a "multi-manager" approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. While specific stock selection criteria are unique to each manager, each manager purchases stocks of companies deemed to be undervalued in the market. This approach generally results in significant investments in industrials, financials, utilities and other mature industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment approach, portfolio characteristics and performance patterns in different market environments. Portfolio characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EQUITY INCOME FUND
------------------

     INVESTMENT OBJECTIVE


To provide capital appreciation.


     PRINCIPAL INVESTMENT STRATEGIES


The Equity Income Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US. Because the Fund's investment objective is primarily to provide capital appreciation, the Fund generally pursues a value style of securities selection, emphasizing investments in common stocks of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.


The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Yield Substyle emphasizes investments in equity securities with above-average yield relative to the market. Generally, these securities are issued by companies in the financial and utilities industries and, to a lesser extent, other industries.

     . Low Price/Earnings Ratio Substyle emphasizes investments in equity securities of companies that are considered undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors. From time to time, this substyle may also include investments in companies with above-average earnings growth prospects, if they appear to be undervalued in relation to their securities' historical price levels.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment substyle and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

     INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

     PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

     INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

     PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

     . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

     . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

     . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

     INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

     INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX EXEMPT BOND FUND
--------------------

   INVESTMENT OBJECTIVE

To provide a high level of federal tax-exempt current income by investing primarily in a diversified portfolio of investment grade municipal securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax Exempt Bond Fund concentrates its investments in investment-grade municipal debt obligations providing federal tax-exempt interest income. Specifically, these obligations are debt obligations issued by states, territories and possessions of the US and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities to obtain funds to support special government needs or special projects. Under normal market conditions, at least 80% of the Fund's assets will be invested in tax-exempt securities.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Municipal 1-10 Year Index, which was 4.28 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund employs multiple money managers, each with its own expertise in the municipal bond market. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject toand lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.


RISK ASSOCIATED WITH             DESCRIPTION                  RELEVANT FUND
--------------------   --------------------------------  ---------------------
MULTI-MANAGER APPROACH  The investment styles            Diversified Equity
                        employed by a Fund's money       Special Growth
                        managers may not be              Equity Income
                        complementary. The interplay     Quantitative Equity
                        of the various strategies        International Securities
                        employed by a Fund's multiple    Emerging Markets
                        money managers may result in     Real Estate Securities
                        a Fund holding a                 Short Term Bond
                        concentration of certain         Diversified Bond
                        types of securities. This        Multistrategy Bond
                        concentration may be             Tax Exempt Bond
                        beneficial or detrimental to     Select Growth
                        a Fund's performance             Select Value
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

TAX-SENSITIVE           A Fund's tax-managed equity      Tax-Managed Large Cap
MANAGEMENT              investment strategy may not      Tax-Managed Small Cap
                        provide as high a return
                        before consideration of
                        federal income tax
                        consequences as other mutual
                        funds. A tax-sensitive
                        investment strategy involves
                        active management and a Fund
                        may realize capital gains.
                        Additionally, this strategy
                        may not be fully implemented
                        in some situations. For
                        example, the Fund may not have
                        any capital losses to offset
                        capital gains.

EQUITY SECURITIES       The value of equity securities   Diversified Equity
                        will rise and fall in response   Special Growth
                        to the activities of the         Equity Income
                        company that issued the stock,   Quantitative Equity
                        general market conditions and/   International Securities
                        or economic conditions.          Emerging Markets
                                                         Real Estate Securities
                                                         Tax-Managed Large Cap
                                                         Tax-Managed Small Cap
                                                         Select Growth
                                                         Select Value

  . Value Stocks        Investments in value stocks are  Diversified Equity
                        subject to risks that (i) their  Special Growth
                        intrinsic values may never be    Equity Income
                        realized by the market or (ii)   International Securities
                        such stock may turn out not to   Tax-Managed Large Cap
                        have been undervalued.           Tax-Managed Small Cap
                                                         Select Value

  . Growth Stocks        Growth company stocks may        Diversified Equity
                         provide minimal dividends which  Special Growth
                         could otherwise cushion stock    International Securities
                         prices in a market decline. The  Tax-Managed Large Cap
                         value of growth company stocks   Tax-Managed Small Cap
                         may rise and fall significantly  Select Growth
                         based, in part, on investors'
                         perceptions of the company,
                         rather than on fundamental
                         analysis of the stocks.

  . Market-Oriented      Market-oriented investments are  Diversified Equity
     Investments         generally subject to the risks   Special Growth
                         associated with growth and       Quantitative Equity
                         value stocks.                    International Securities
                                                          Tax-Managed Large Cap
                                                          Tax-Managed Small Cap

  . Securities of        Investments in smaller           Special Growth
     Small               companies may involve greater    Tax-Managed Small Cap
     Capitalization      risks because these companies    Select Growth
     Companies           generally have a limited track   Select Value
                         record. Smaller companies
                         often have narrower markets
                         and more limited managerial
                         and financial resources than
                         larger, more established
                         companies. As a result, their
                         performance can be more
                         volatile, which may increase
                         the volatility of a Fund's
                         portfolio.

FIXED-INCOME             Prices of fixed-income          Short Term Bond
SECURITIES               securities rise and fall in     Diversified Bond
                         response to interest rate       Multistrategy Bond
                         changes. Generally, when        Tax Exempt Bond
                         interest rates rise, prices of
                         fixed-income securities fall.
                         The longer the duration of the
                         security, the more sensitive
                         the security is to this risk.
                         A 1% increase in interest
                         rates would reduce the value
                         of a $100 note by
                         approximately one dollar if it
                         had a one-year duration, but
                         would reduce its value by
                         approximately fifteen dollars
                         if it had a 15-year duration.
                         There is also a risk that one
                         or more of the securities will
                         be downgraded in credit rating
                         or go into default.
                         Lower-rated bonds generally
                         have higher credit risks.

  . Non-Investment       Although lower rated debt       Short Term Bond
     Grade Fixed-Income  securities generally offer a    Multistrategy Bond
     Securities          higher yield than higher rated
                         debt securities, they involve
                         higher risks. They are
                         especially subject to:

                          . Adverse changes in general
                             economic conditions and in
                             the industries in which
                             their issuers are engaged,

                          . Changes in the financial
                             condition of their issuers
                             and

                          . Price fluctuations in
                             response to changes in
                             interest rates.

                         As a result, issuers of lower
                         rated debt securities are more
                         likely than other issuers to
                         miss principal and interest
                         payments or to default which
                         could result in a loss to a
                         Fund.

INTERNATIONAL               A Fund's return and net asset     International Securities
SECURITIES                  value may be significantly        Emerging Markets
                            affected by political or          Short Term Bond
                            economic conditions and           Multistrategy Bond
                            regulatory requirements in a
                            particular country. Non-US
                            markets, economies and
                            political systems may be less
                            stable than US markets, and
                            changes in exchange rates of
                            foreign currencies can affect
                            the value of a Fund's foreign
                            assets. Non-US laws and
                            accounting standards
                            typically are not as strict
                            as they are in the US and
                            there may be less public
                            information available about
                            foreign companies. Non-US
                            securities markets may be
                            less liquid and have fewer
                            transactions than US
                            securities markets.
                            Additionally, international
                            markets may experience delays
                            and disruptions in securities
                            settlement procedures for a
                            Fund's portfolio securities.

  . Non-US Debt             A Fund's non-US debt              Short Term Bond
     Securities             securities are typically          Multistrategy Bond
                            obligations of sovereign
                            governments and corporations.
                            These securities are
                            particularly subject to a risk
                            of default from political
                            instability.

  . Emerging Market         Investments in emerging or        Emerging Markets
     Countries              developing markets involve        Short Term Bond
                            exposure to economic structures   Multistrategy Bond
                            that are generally less diverse
                            and mature, and to political
                            systems which have less
                            stability than those of more
                            developed countries. Emerging
                            market securities are subject to
                            currency transfer restrictions
                            and may experience delays and
                            disruptions in securities
                            settlement procedures for a
                            Fund's portfolio securities.

  . Instruments of US       Non-US corporations and banks   Short Term Bond
     and Foreign Banks      issuing dollar denominated      Diversified Bond
     and Branches and       instruments in the US are not   Multistrategy Bond
     Foreign                necessarily subject to the
     Corporations,          same regulatory requirements
     Including Yankee       that apply to US corporations
     Bonds                  and banks, such as accounting,
                            auditing and recordkeeping
                            standards, the public
                            availability of information
                            and, for banks, reserve
                            requirements, loan limitations
                            and examinations. This
                            increases the possibility that
                            a non-US corporation or bank
                            may become insolvent or
                            otherwise unable to fulfill
                            its obligations on these
                            instruments.

DERIVATIVES (E.G.           If a Fund incorrectly           Short Term Bond
FUTURES CONTRACTS,          forecasts interest rates in     Diversified Bond
OPTIONS ON FUTURES,         using derivatives, the Fund     Multistrategy Bond
INTEREST RATE SWAPS)        could lose money. Price
                            movements of a futures
                            contract, option or structured
                            note may not be identical to
                            price movements of portfolio
                            securities or a securities
                            index resulting in the risk
                            that, when a Fund buys a
                            futures contract or option as
                            a hedge, the hedge may not be
                            completely effective.

REAL ESTATE SECURITIES  Just as real estate values go    Real Estate Securities
                        up and down, the value of the
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.

  . REITs               REITs may be affected by         Real Estate Securities
                        changes in the value of the
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of
                        projects. REITs are also
                        dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are        Short Term Bond
                        affected by economic, business   Diversified Bond
                        or political developments.       Multistrategy Bond
                        These securities may be subject  Tax Exempt Bond
                        to provisions of litigation,
                        bankruptcy and other laws
                        affecting the rights and
                        remedies of creditors, or may
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement, a  Diversified Bond
                        bank or broker sells securities  Short Term Bond
                        to a Fund and agrees to          Multistrategy Bond
                        repurchase them at the Fund's
                        cost plus interest. If the
                        value of the securities
                        declines and the bank or broker
                        defaults on its repurchase
                        obligation, a Fund could incur
                        a loss.

CREDIT AND LIQUIDITY    Adverse changes in a             Tax Exempt Bond
ENHANCEMENTS            guarantor's credit quality if
                        contemporaneous with adverse
                        changes in the guaranteed
                        security could cause losses to
                        a Fund and may affect its net
                        asset value.

EXPOSING LIQUIDITY      By exposing its liquidity      Diversified Equity
RESERVES TO EQUITY      reserves to an equity market,  Special Growth
MARKETS                 principally by use of equity   Equity Income
                        index futures but also by use  Quantitative Equity
                        of exchange traded and         International Securities
                        over-the-counter options and   Real Estate Securities
                        equity index swaps, a Fund's   Tax-Managed Large Cap
                        performance tends to           Tax-Managed Small Cap
                        correlate more closely to the  Select Growth
                        performance of that market as  Select Value
                        a whole. However, the market   Emerging Markets
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.

SECURITIES LENDING      If a borrower of a Fund's      All Funds
                        securities fails financially,
                        the Fund's recovery of the
                        loaned securities may be delayed
                        or the Fund may lose its rights
                        to the collateral which could
                        result in a loss to a Fund.






                            MANAGEMENT OF THE FUNDS

  The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Funds, allocates Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Funds' liquidity reserves. The Funds' money managers select the individual portfolio securities for the assets assigned to them.

  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.


  . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


  . Randal C. Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.


  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.


  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.


  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The aggregate annual rate of advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of each Fund's average daily net assets: Diversified Equity Fund, 0.78%; Quantitative Equity Fund, 0.78%; Tax-Managed Large Cap Fund, 0.75%; Special Growth Fund, 0.95%; Tax-Managed Small Cap Fund, 1.03%; Select Growth Fund, 0.85%; Select Value Fund, 0.75%; Equity Income Fund, 0.80%; Real Estate Securities Fund, 0.85%; International Securities Fund, 0.95%; Emerging Markets Fund, 1.20%; Diversified Bond Fund, 0.45%; Multistrategy Bond Fund, 0.65%; Short Term Bond Fund, 0.50%; and Tax Exempt Bond Fund, 0.35%. Of these aggregate amounts 0.05% is attributable to administrative services.

  For the Tax-Managed Small Cap Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, a portion of its 1.03% combined advisory and administrative fees up to the full amount of those fees for Fund-level expenses that exceed 1.25% of the average daily net assets of that Fund on an annual basis. Additionally, FRIMCo has agreed to reimburse the Tax-Managed Small Cap Fund, at least until February 28, 2002, for all remaining Fund-level expenses that exceed 1.25% of the average daily net assets of the Tax-Managed Small Cap Fund on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  For the Select Growth Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.85% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Select Value Fund, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its 0.75% combined advisory and administrative fee for that Fund, and to reimburse the Fund to the extent that

Fund-level expenses exceed 0.73% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees.

  For the Short Term Bond Fund, FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees.

  Each Fund may also pay, in addition to the aggregate fees set forth above, a fee which compensates FRIMCo for managing collateral which the Funds have received in securities lending and certain other portfolio transactions which are not treated as net assets of that Fund ("additional assets") in determining the Fund's net asset value per share. The additional fee payable to FRIMCo will equal an amount of up to 0.07% of each Fund's additional assets on an annualized basis.



                               THE MONEY MANAGERS

  Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


  J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.


  Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.



                               PORTFOLIO TURNOVER

  The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. When a Fund realizes capital gains upon selling portfolio securities, your tax liability increases.The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                        PAYABLE                      FUNDS
--------                -----------------------  ----------------------------
Monthly. . . . . . .    Early in the following   Tax-Exempt Bond, Diversified
                        month                    Bond and Multistrategy Bond
                                                 Funds
Quarterly. . . . . .    Mid: April, July,        Diversified Equity, Equity
                        October and December     Income, Quantitative Equity,
                                                 Real Estate Securities, Short
                                                 Term Bond and Select Value
                                                 Funds
Annually. . . . . . .   Mid-December             Special Growth, International
                                                 Securities, Emerging Markets,
                                                 Tax Managed Large Cap,
                                                 Tax-Managed Small Cap and
                                                 Select Growth Funds



CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  When a Fund invests in securities of certain foreign countries, the Fund may have taxes withheld on the income received from these securities. If more than 50% of the total fair market value of the Fund's assets is made up of foreign securities, the Fund may elect to pass through such taxes to shareholders as a foreign tax credit.

  If you are a corporate investor, a portion of the dividends from net investment income paid by Diversified Equity Fund, Special Growth Fund, Equity Income Fund, Quantitative Equity Fund, Real Estate Securities Fund, Tax-Managed Large Cap Fund, Tax-Managed Small Cap Fund, Select Growth Fund or Select Value Fund will generally qualify, in part, for the corporate dividends-received deduction. However, the portion of the dividends so qualified depends on the aggregate qualifying dividend income received by each Fund from domestic (US) sources. Certain holding period and debt financing restrictions may apply to corporate investors seeking to claim the deduction. You should consult your tax professional with respect to the applicability of these rules.

  Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

  The Tax-Exempt Bond Fund intends to continue to qualify to pay "exempt-interest dividends" to its shareholders by maintaining, as of the close of each quarter of its taxable years, at least 50% of the value of its total assets in municipal obligations. If the Fund satisfies this requirement, distributions from net investment income to shareholders will be exempt from federal income taxation, including the alternative minimum tax, to the extent that net investment income is represented by interest on municipal obligations. However, to the extent dividends are derived from taxable income from temporary investments, short-term capital gains, or income derived from the sale of bonds purchased with market discount, the dividends are treated as ordinary income, whether paid in cash or reinvested in additional Shares. The Fund may invest a portion of its assets in private activity bonds, the income from which is a preference item in determining your alternative minimum tax.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.



VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

  Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.



                          DISTRIBUTION AND SHAREHOLDER
                             SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder servicing plan. Under the distribution plan, the Funds' Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Funds' Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Funds' Class C Share assets on an ongoing basis, over time these fees will increase the cost of your investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder servicing plan. Under the shareholder servicing plan, the Funds' Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Funds' Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares participate in neither the Funds' distribution plan nor the Funds' shareholder servicing plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class C Shares, there is a $1,000 required minimum initial investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation from the Funds' Distributor with respect to Class C Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.

                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.

BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds, except the Tax-Managed Large Cap and Tax-Managed Small Cap Funds, offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  The Tax-Managed Large Cap and Tax-Managed Small Cap Funds do not offer a systematic withdrawal program in view of their portfolio management strategies.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.



                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Shares of the Select Growth or Select Value Funds were issued during the periods shown.

  The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.


DIVERSIFIED EQUITY FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 54.13    $ 52.04
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .      (.24)      (.20)
 Net realized and unrealized gain (loss) . . . . . . . .     (2.55)      8.14
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .     (2.79)      7.94
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .        --       (.03)
 From net realized gain. . . . . . . . . . . . . . . . .     (1.22)     (5.82)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .     (1.22)     (5.85)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 50.12    $ 54.13
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .     (5.07)     15.83
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    21,526     14,787
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . . . . . . . . . .      1.94       1.94
  Net investment income  . . . . . . . . . . . . . . . .      (.56)      (.41)
 Portfolio turnover rate (%) . . . . . . . . . . . . . .    141.75     110.36


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

QUANTITATIVE EQUITY FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 44.94    $ 43.02
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .      (.22)      (.20)
 Net realized and unrealized gain (loss) . . . . . . . .       .07       8.00
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .      (.15)      7.80
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .        --       (.04)
 From net realized gain. . . . . . . . . . . . . . . . .      (.91)     (5.84)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.91)     (5.88)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 43.88    $ 44.94
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      (.16)     18.89
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    20,935     13,613
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . . . . . . . . . .      1.92       1.93
  Net investment income  . . . . . . . . . . . . . . . .      (.60)      (.47)
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     59.25      89.52


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

TAX-MANAGED LARGE CAP FUND--CLASS C SHARES



                                                             2000*     1999**
                                                            --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . .   $ 21.17    $20.92
                                                            -------    ------
INCOME FROM OPERATIONS
 Net investment income(a)***. . . . . . . . . . . . . . .      (.10)       --
 Net realized and unrealized gain (loss). . . . . . . . .      (.39)      .35
                                                            -------    ------
  Total income from operations. . . . . . . . . . . . . .      (.49)      .35
                                                            -------    ------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . .        --      (.10)
                                                            -------    ------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . .   $ 20.68    $21.17
                                                            =======    ======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . .     (2.30)     2.24
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . .     6,596       308
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . . . . . . . . . . . .      1.86      1.57
  Net investment income (loss)  . . . . . . . . . . . . .      (.58)     (.28)
 Portfolio turnover rate (%). . . . . . . . . . . . . . .     43.48     48.35


 *   For the ten months ended October 31, 2000.

 **  For the period December 1, 1999 (commencement of sale) to December 31,
     1999.

 *** Less than $.01 per share for the period ended December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SPECIAL GROWTH FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 48.22    $ 42.17
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .      (.38)      (.45)
 Net realized and unrealized gain (loss) . . . . . . . .      4.56       9.72
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .      4.18       9.27
                                                           -------    -------
DISTRIBUTIONS
 From net realized gain. . . . . . . . . . . . . . . . .     (1.35)     (3.22)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 51.05    $ 48.22
                                                           =======   ========
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      8.83      22.53
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    10,762      5,990
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .      2.21       2.23
  Operating expenses, gross. . . . . . . . . . . . . . .      2.22       2.23
  Net investment income  . . . . . . . . . . . . . . . .      (.91)     (1.10)
 Portfolio turnover rate (%) . . . . . . . . . . . . . .    136.00     111.98


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

TAX-MANAGED SMALL CAP FUND--CLASS C SHARES



                                                              2000*     1999**
                                                             --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $ 10.71    $10.00
                                                             -------    ------
INCOME FROM OPERATIONS
 Net investment income(a)*** . . . . . . . . . . . . . . .      (.10)       --
 Net realized and unrealized gain (loss) . . . . . . . . .       .47       .71
                                                             -------    ------
  Total income from operations . . . . . . . . . . . . . .       .37       .71
                                                             -------    ------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . .      (.01)       --
                                                             -------    ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $ 11.07     10.71
                                                             =======    ======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . . .      3.52      7.10
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . .     2,414       222
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . . .      2.25      2.18
  Operating expenses, gross. . . . . . . . . . . . . . . .      2.77      8.78
  Net investment income (loss) . . . . . . . . . . . . . .     (1.05)      .73
 Portfolio turnover rate (%) . . . . . . . . . . . . . . .     71.20      3.33


 *   For the ten months ended October 31, 2000.

 **  For the period December 1, 1999 (commencement of sale) to December 31,
     1999.

 *** Less than $.01 per share for the period ended December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EQUITY INCOME FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 37.02    $ 40.38
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .      (.06)       .04
 Net realized and unrealized gain (loss) . . . . . . . .      (.03)       .66
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .      (.09)       .70
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .        --       (.17)
 From net realized gain. . . . . . . . . . . . . . . . .      (.19)     (3.89)
 Tax return of capital . . . . . . . . . . . . . . . . .      (.02)        --
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.21)     (4.06)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 36.72    $ 37.02
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      (.17)      2.03
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .     1,035        995
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . . . . . . . . . .      2.31       2.10
  Net investment income  . . . . . . . . . . . . . . . .      (.22)       .10
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     99.20     137.94


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

(a) Average month-end shares outstanding were used for this calculation.

(b) Periods less than one year are not annualized.

(c) The ratios for periods less than one year are annualized.

REAL ESTATE SECURITIES FUND--CLASS C SHARES



                                                             2000*     1999**
                                                            --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . .   $ 22.69    $24.13
                                                            -------    ------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . . . .       .84      1.08
 Net realized and unrealized gain (loss). . . . . . . . .      3.11     (1.06)
                                                            -------    ------
  Total income from operations. . . . . . . . . . . . . .      3.95       .02
                                                            -------    ------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . .      (.71)    (1.46)
                                                            -------    ------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . .   $ 25.93    $22.69
                                                            =======    ======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . .     17.54       .19
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . .     3,393     1,771
 Ratios to average net assets (%)(c):
  Operating expenses. . . . . . . . . . . . . . . . . . .      2.16      2.14
  Net investment income . . . . . . . . . . . . . . . . .      4.06      5.12
 Portfolio turnover rate (%). . . . . . . . . . . . . . .     53.30     42.69


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

INTERNATIONAL SECURITIES FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 74.51    $ 60.66
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .       .17       (.32)
 Net realized and unrealized gain (loss) . . . . . . . .     (9.68)     17.92
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .     (9.51)     17.60
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .        --       (.17)
 From net realized gain. . . . . . . . . . . . . . . . .     (2.54)     (3.58)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .     (2.54)     (3.75)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 62.46    $ 74.51
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .    (13.13)     29.39
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    11,849      7,522
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .      2.29       2.30
  Operating expenses, gross. . . . . . . . . . . . . . .      2.30       2.30
  Net investment income  . . . . . . . . . . . . . . . .       .30       (.51)
 Portfolio turnover rate (%) . . . . . . . . . . . . . .    101.84     120.52


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

EMERGING MARKETS FUND--CLASS C SHARES



                                                             2000*     1999**
                                                            --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . .   $ 12.47    $ 8.07
                                                            -------    ------
INCOME FROM OPERATIONS
 Net investment income(a) . . . . . . . . . . . . . . . .      (.10)     (.12)
 Net realized and unrealized gain (loss). . . . . . . . .     (3.20)     4.57
                                                            -------    ------
  Total income from operations. . . . . . . . . . . . . .     (3.30)     4.45
                                                            -------    ------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . .      (.02)     (.05)
                                                            -------    ------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . .   $  9.15    $12.47
                                                            =======    ======
TOTAL RETURN (%)(b) . . . . . . . . . . . . . . . . . . .    (26.51)    55.43
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . .     2,228     1,631
 Ratios to average net assets (%)(c):
  Operating expenses, net . . . . . . . . . . . . . . . .      2.91      2.91
  Operating expenses, gross . . . . . . . . . . . . . . .      2.92      2.91
  Net investment income . . . . . . . . . . . . . . . . .     (1.02)    (1.23)
 Portfolio turnover rate (%). . . . . . . . . . . . . . .     73.11     94.85


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

DIVERSIFIED BOND FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 22.24    $ 24.00
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .       .99       1.03
 Net realized and unrealized gain (loss) . . . . . . . .       .41      (1.61)
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .      1.40       (.58)
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.93)     (1.05)
 From net realized gain. . . . . . . . . . . . . . . . .        --       (.13)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.93)     (1.18)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 22.71    $ 22.24
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      6.44      (2.47)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .     7,315      4,652
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .      1.62       1.62
  Operating expenses, gross. . . . . . . . . . . . . . .      1.63       1.62
  Net investment income  . . . . . . . . . . . . . . . .      5.37       4.88
 Portfolio turnover rate (%) . . . . . . . . . . . . . .    128.88     152.23


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

MULTISTRATEGY BOND FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $  9.47    $ 10.14
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .       .44        .42
 Net realized and unrealized gain (loss) . . . . . . . .       .09       (.63)
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .       .53       (.21)
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.40)      (.45)
 From net realized gain. . . . . . . . . . . . . . . . .        --       (.01)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.40)      (.46)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $  9.60    $  9.47
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      5.77      (2.10)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    10,879      6,666
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .      1.86       1.80
  Operating expenses, gross. . . . . . . . . . . . . . .      1.90       1.84
  Net investment income  . . . . . . . . . . . . . . . .      5.56       4.80
 Portfolio turnover rate (%) . . . . . . . . . . . . . .    105.03     134.11


 *  For the ten months ended October 31, 2000.

 ** For the period January 27, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

SHORT TERM BOND FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 18.13    $ 18.36
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .       .79        .68
 Net realized and unrealized gain (loss) . . . . . . . .       .04       (.31)
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .       .83        .37
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.73)      (.60)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 18.23    $ 18.13
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      4.67       2.02
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .       672        801
 Ratios to average net assets (%)(c):
  Operating expenses, net. . . . . . . . . . . . . . . .      1.64       1.72
  Operating expenses, gross. . . . . . . . . . . . . . .      1.66       1.72
  Net investment income  . . . . . . . . . . . . . . . .      5.01       4.41
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     92.31     177.08


 * For the ten months ended October 31, 2000.

 ** For the period March 3, 1999 (commencement of sale) to December 31, 1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

TAX EXEMPT BOND FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 20.45    $ 21.38
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income(a). . . . . . . . . . . . . . . .       .59        .45
 Net realized and unrealized gain (loss) . . . . . . . .       .32       (.84)
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .       .91       (.39)
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.53)      (.54)
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 20.83    $ 20.45
                                                           =======    =======
TOTAL RETURN (%)(b). . . . . . . . . . . . . . . . . . .      4.53      (1.82)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .       780        474
 Ratios to average net assets (%)(c):
  Operating expenses . . . . . . . . . . . . . . . . . .      1.64       1.57
  Net investment income  . . . . . . . . . . . . . . . .      3.48       3.12
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     38.16     119.34


 *  For the ten months ended October 31, 2000.

 ** For the period March 29, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Periods less than one year are not annualized.

 (c) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.


                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                            QUANTITATIVE EQUITY FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                           TAX-MANAGED LARGE CAP FUND


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                              SPECIAL GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                           TAX-MANAGED SMALL CAP FUND


  Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.



                               SELECT GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  Fuller & Thaler Asset Management, 411 Borel Avenue, Suite 402, San Mateo, CA
     94402.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  TCW Investment Management Co., 865 Figueroa Street, Los Angeles, CA 90017.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


                               SELECT VALUE FUND

  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.


  Systematic Financial Management, L.P., 300 Frank Burr Boulevard, Glenpoint
     East, 7th Floor, Teaneck, NJ 07666-6703.



                               EQUITY INCOME FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Iridian Asset Management LLC, 276 Post Road West, Westport, CT 06880.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.

                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                            MULTISTRATEGY BOND FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.


                              TAX EXEMPT BOND FUND

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.


  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class C Shares:
    Diversified Equity Fund
    Quantitative Equity Fund
    Tax-Managed Large Cap Fund
    Special Growth Fund
    Tax-Managed Small Cap Fund
    Select Growth Fund
    Select Value Fund
    Equity Income Fund
    Real Estate Securities Fund
    International Securities Fund
    Emerging Markets Fund
    Diversified Bond Fund
    Multistrategy Bond Fund
    Short Term Bond Fund
    Tax Exempt Bond Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-056 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
LIFEPOINTS(R) FUNDS
-------------------

LifePoints(R) Funds

PROSPECTUS

CLASS D SHARES:

CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

AGGRESSIVE STRATEGY FUND

EQUITY AGGRESSIVE STRATEGY FUND



DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective. . . . . . . . . . . . . . . . . . . . . . . .     1
    Principal Investment Strategies . . . . . . . . . . . . . . . . . .     2
    Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     9
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    13
Management of the Funds and Underlying Funds. . . . . . . . . . . . . .    14
The Money Managers for the Underlying Funds . . . . . . . . . . . . . .    15
Investment Objective and Principal Investment Strategies of the
Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    31
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    32
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    32
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    33
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    34
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    35
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    36
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    36
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    38
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    43

                              RISK/RETURN SUMMARY


                              INVESTMENT OBJECTIVE

   CONSERVATIVE STRATEGY FUND

seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

   MODERATE STRATEGY FUND

seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

   BALANCED STRATEGY FUND

seeks to achieve a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

   AGGRESSIVE STRATEGY FUND

seeks to achieve high, long-term capital appreciation with low current income, while recognizing the possibility of substantial fluctuations in year-to-year market values.

   EQUITY AGGRESSIVE STRATEGY FUND

seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES

  Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

  Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                               EQUITY
                              CONSERVATIVE  MODERATE  BALANCED  AGGRESSIVE   AGGRESSIVE
                                STRATEGY    STRATEGY  STRATEGY   STRATEGY     STRATEGY
UNDERLYING FUND                   FUND        FUND      FUND       FUND         FUND
---------------               ------------  --------  --------  ----------  ------------
Diversified Equity                 5%         11%       16%        21%          30%
Fund. . . . . . . . . . .
Special Growth Fund . . .          --           2%        5%        11%          10%
Quantitative Equity                6%         11%       16%        21%          30%
Fund. . . . . . . . . . .
International                      5%          9%       14%        19%          20%
Securities Fund . . . . .
Diversified Bond Fund             18%         27%       25%        --           --
Short Term Bond Fund              60%         33%       --         --           --
Multistrategy Bond                --          --        16%        18%          --
Fund. . . . . . . . . . .
Real Estate Securities             5%          5%        5%         5%           5%
Fund. . . . . . . . . . .
Emerging Markets Fund              1%          2%        3%         5%           5%


  Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

  Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


DIVERSIFICATION

  Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.


                                PRINCIPAL RISKS

  You should consider the following factors before investing in a Fund:

  . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

  . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

  . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

  . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

  . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

  . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.


                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class D Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class D Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for one year and since the beginning of operations of such Fund compare with the returns of certain indexes that measure broad market performance.

  Each Fund first issued Class D Shares on March 24, 1998. Performance shown for Class D Shares prior to that date is the performance of the Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class D Shares. Had it done so, the returns shown would have been lower.

  Past performance is no indication of future results.

                           CONSERVATIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D


                                    [LOGO]

                                1998     7.70%
                                1999     5.18%
                                2000     5.58%


                         BEST QUARTER: 3.56%    (4Q/98)
                         WORST QUARTER: (0.86)%   (3Q/98)




AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Conservative Strategy Fund Class D  . . . . . . . . . .    5.58%      6.23%
Merrill Lynch 1-2.99 Year Treasury Index. . . . . . . .    8.00%      5.98%
Lehman Brothers Aggregate Bond Index  . . . . . . . . .   11.63%      6.51%
Conservative Strategy Composite Index#  . . . . . . . .    6.29%      7.01%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on November 7, 1997.

 # The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                             MODERATE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D


                                    [LOGO]

                                1998    10.19%
                                1999     8.40%
                                2000     2.88%


                         BEST QUARTER: 6.73%   (4Q/98)
                         WORST QUARTER: (3.82)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Moderate Strategy Fund Class D  . . . . . . . . . . . .    2.88%       6.44%
Merrill Lynch 1-2.99 Year Treasury Index. . . . . . . .    8.00%       6.07%
Lehman Brothers Aggregate Bond Index  . . . . . . . . .   11.63%       6.81%
Russell 1000(R) Index . . . . . . . . . . . . . . . . .   (7.79)%     12.32%
Moderate Strategy Composite Index#  . . . . . . . . . .    3.54%       7.54%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on October 2, 1997.

 # The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                             BALANCED STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D


                                    [LOGO]

                                1998    11.66%
                                1999    11.64%
                                2000     0.11%


                         BEST QUARTER: 10.49%  (4Q/98)
                         WORST QUARTER: (7.20)%   (3Q/98)




AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Balanced Strategy Fund Class D . . . . . . . . . . . .     0.11%       7.26%
Lehman Brothers Aggregate Bond Index . . . . . . . . .    11.63%       6.81%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Balanced Strategy Composite Index# . . . . . . . . . .     0.86%       8.26%
-------------------------------------------------------------------------------

 * Commenced operations by issuing Class E Shares on September 16, 1997.

 # The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                            AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D


                                    [LOGO]

                                1998    11.69%
                                1999    17.69%
                                2000    (4.14)%


                         BEST QUARTER: 14.33%   (4Q/98)
                         WORST QUARTER: (11.63)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Aggressive Strategy Fund Class D . . . . . . . . . . .    (4.14)%      7.16%
Russell 1000(R) Index. . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Lehman Brothers Aggregate Bond Index . . . . . . . . .    11.63%       6.81%
Aggressive Strategy Composite Index# . . . . . . . . .    (3.53)%      8.47%
-------------------------------------------------------------------------------

 * Commenced operations by issuing Class E Shares on September 16, 1997.

 # The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        EQUITY AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class D


                                    [LOGO]

                                1998    13.75%
                                1999    21.58%
                                2000    (7.02)%


                         BEST QUARTER: 17.51%   (4Q/98)
                         WORST QUARTER: (13.85)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Equity Aggressive Strategy Fund Class D  . . . . . . .    (7.02)%      7.21%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Equity Aggressive Strategy Composite Index#  . . . . .    (7.08)%      9.23%
-------------------------------------------------------------------------------

 * Commenced operations by issuing Class E Shares on September 30, 1997.

 # The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Class D . . . . . . . . . .       None            None            None           None        None



                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                                                  OTHER
                                                                 EXPENSES
                                                                (REFLECTING  TOTAL GROSS                      TOTAL NET
                                                                SHAREHOLDER  ANNUAL FUND    FEE WAIVERS      ANNUAL FUND
                                    ADVISORY   DISTRIBUTION      SERVICING    OPERATING     AND EXPENSE       OPERATING
                                      FEE     (12B-1) FEES***      FEES       EXPENSES    REIMBURSEMENTS#     EXPENSES*
                                    --------  ---------------  ------------  -----------  ---------------    -----------
CLASS D SHARES**
 Conservative Strategy Fund . . .    0.20%         0.25%          0.25%         0.70%         (0.20)%           0.50%
 Moderate Strategy Fund . . . . .    0.20%         0.25%          0.25%         0.70%         (0.20)%           0.50%
 Balanced Strategy Fund . . . . .    0.20%         0.25%          0.25%         0.70%         (0.20)%           0.50%
 Aggressive Strategy Fund . . . .    0.20%         0.25%          0.25%         0.70%         (0.20)%           0.50%
 Equity Aggressive Strategy Fund     0.20%         0.25%          0.25%         0.70%         (0.20)%           0.50%


 * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

 ** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 *** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class D Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class D Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

 # FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


DIRECT EXPENSES

  No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

  A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.

INDIRECT EXPENSES

  Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2000).

  As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                          ---------------------
Diversified Equity Fund . . . . . . . . . . . . . . . .           0.94%
Special Growth Fund . . . . . . . . . . . . . . . . . .           1.21%
Quantitative Equity Fund  . . . . . . . . . . . . . . .           0.92%
International Securities Fund . . . . . . . . . . . . .           1.29%
Diversified Bond Fund . . . . . . . . . . . . . . . . .           0.62%
Short Term Bond Fund  . . . . . . . . . . . . . . . . .           0.52%
Multistrategy Bond Fund . . . . . . . . . . . . . . . .           0.87%
Real Estate Securities Fund . . . . . . . . . . . . . .           1.16%
Emerging Markets Fund . . . . . . . . . . . . . . . . .           1.92%


  Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                       CLASS D
                                                                      ---------
Conservative Strategy Fund  . . . . . . . . . . . . . . . . . . . .     1.17%
Moderate Strategy Fund. . . . . . . . . . . . . . . . . . . . . . .     1.28%
Balanced Strategy Fund  . . . . . . . . . . . . . . . . . . . . . .     1.45%
Aggressive Strategy Fund  . . . . . . . . . . . . . . . . . . . . .     1.58%
Equity Aggressive Strategy Fund . . . . . . . . . . . . . . . . . .     1.59%


  Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.


Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS D
 Conservative Strategy Fund. . . . . . .    $119    $414     $731      $1,629
 Moderate Strategy Fund  . . . . . . . .     130     448      788       1,750
 Balanced Strategy Fund  . . . . . . . .     148     502      880       1,940
 Aggressive Strategy Fund. . . . . . . .     161     541      946       2,078
 Equity Aggressive Strategy Fund . . . .     162     544      951       2,088

                        SUMMARY COMPARISON OF THE FUNDS

  The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:


                                      CAPITAL                   POSSIBILITY OF
               FUND                 APPRECIATION    INCOME       FLUCTUATION
----------------------------------  ------------  -----------  --------------
Conservative Strategy Fund. . . .   Low           High         Low
Moderate Strategy Fund. . . . . .   Moderate      High         Moderate
Balanced Strategy Fund. . . . . .   Moderate      Moderate     Moderate
Aggressive Strategy Fund. . . . .   High          Low          High
Equity Aggressive Strategy Fund .   High          Low          High

  The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                                   PIE GRAPH
                        Equity Aggressive Strategy Fund
                     Emerging Markets                    5%
                     Real Estate Securities              5%
                     Special Growth                     10%
                     International Securities           20%
                     Quantitative Equity                30%
                     Diversified Equity                 30%

                                   PIE GRAPH
                           Aggressive Strategy Fund
                     Emerging Markets                    5%
                     Real Estate Securities              5%
                     Special Growth                     11%
                     Multistrategy Bond                 18%
                     International Securities           19%
                     Quantitative Equity                21%
                     Diversified Equity                 21%

                                   PIE GRAPH
                            Balanced Strategy Fund
                     Emerging Markets                    3%
                     Real Estate Securities              5%
                     Special Growth                      5%
                     International Securities           14%
                     Multistrategy Bond                 16%
                     Quantitative Equity                16%
                     Diversified Equity                 16%
                     Diversified Bond                   25%

                                   PIE GRAPH
                            Moderate Strategy Fund
                     Emerging Markets                    2%
                     Special Growth                      2%
                     Real Estate Securities              5%
                     International Securities            9%
                     Quantitative Equity                11%
                     Diversified Equity                 11%
                     Diversified Bond                   27%
                     Short Term Bond                    33%

                                   PIE GRAPH
                          Conservative Strategy Fund
                     Emerging Markets                    1%
                     Real Estate Securities              5%
                     International Securities            5%
                     Diversified Equity                  5%
                     Quantitative Equity                 6%
                     Diversified Bond                   18%
                     Short Term Bond                    60%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

  Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underyling Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                 MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

   The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, management over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was establishment in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

   FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

   Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

   . Randall P. Lert, who has been Chief Investment Officer of FRIMco since June
     1989.

   . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for
     FRIMCo since January, 2001. From 1995 to January, 2001, Dr.Ankrim was Director of Portfolio Research for FRIMCo.

   . Randal C. Burge, who has been Director of Global Fixed Income since January
     2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

   . Jean Carter, who has been Director of Global Equities since January 2000.
     From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

   . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
     Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

   . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
     From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

   . Ann Dugan, who has been a Portfolio Manager of FRIMCo since January 1998.
     From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

   . Jeffrey T. Hussey, who has been a Portfolio Manager for FRIMCo since June
     2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
     FRIMCo.

   . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
     Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through February 28, 2002.

  In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

  The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underyling Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underyling Fund to engage or terminate a money manager at any time, subject to the approval by the Underyling Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underyling Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underyling Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                 INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

  The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/ 627-7001).


DIVERSIFIED EQUITY FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------
MULTI-MANAGER APPROACH  The investment styles           All Funds
                        employed by a Fund's money
                        managers may not be             (All Underlying Funds)
                        complementary. The interplay
                        of the various strategies
                        employed by a Fund's multiple
                        money managers may result in
                        a Fund holding a
                        concentration of certain
                        types of securities. This
                        concentration may be
                        beneficial or detrimental to
                        a Fund's performance
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

EQUITY SECURITIES       The value of equity securities  Equity Aggressive
                        will rise and fall in response  Strategy
                        to the activities of the        Aggressive Strategy
                        company that issued the stock,  Balanced Strategy
                        general market conditions and/  Moderate Strategy
                        or economic conditions.
                                                        (Underlying Funds:
                                                        Diversified Equity
                                                        Special Growth
                                                        Quantitative Equity
                                                        International Securities
                                                        Real Estate Securities
                                                        Emerging Markets)

  .   Value Stocks      Investments in value stocks     Equity Aggressive
                        are subject to risks that       Strategy
                        (i) their intrinsic values may  Aggressive Strategy
                        never be realized by the        Balanced Strategy
                        market or (ii) such stock       Moderate Strategy
                        may turn out not to have
                        been undervalued.
                                                        (Underlying Funds:
                                                        Diversified Equity
                                                        Special Growth
                                                        Quantitative Equity
                                                        International
                                                        Securities)

  .  Growth Stocks      Growth company stocks may       Equity Aggressive
                        provide minimal dividends       Strategy
                        which could otherwise cushion   Aggressive Strategy
                        stock prices in a market        Balanced Strategy
                        decline. The value of growth    Moderate Strategy
                        company stocks may rise and
                        fall significantly based, in    (Underlying Funds:
                        part, on investors' perceptions Diversified Equity
                        of the company, rather than     Special Growth
                        on fundamental analysis of      International
                        the stocks.                     Securities)

  . Market-Oriented     Market-oriented investments    Equity Aggressive
    Investments         are generally subject to the   Strategy
                        risks associated with growth   Aggressive Strategy
                        and value stocks.              Balanced Strategy
                                                       Moderate Strategy

                                                       (Underlying Funds:
                                                       Diversfied Equity
                                                       Special Growth
                                                       Quantitative Equity
                                                       International
                                                       Securities)

  . Securities of       Investments in smaller         Equity Aggressive
    Small               companies may involve greater  Strategy
    Capitalization      risks because these companies  Aggressive Strategy
    Companies           generally have a limited       Balanced Strategy
                        track record. Smaller          Moderate Strategy
                        companies often have narrower
                        markets and more limited       (Underlying Fund:
                        managerial and financial       Special Growth)
                        resources than larger, more
                        established companies. As a
                        result, their performance can
                        be more volatile, which may
                        increase the volatility of a
                        Fund's portfolio.

FIXED-INCOME            Prices of fixed-income         Balanced Strategy
SECURITIES              securities rise and fall in    Moderate Strategy
                        response to interest rate      Conservative Strategy
                        changes. Generally, when
                        interest rates rise, prices    (Underlying Funds:
                        of fixed-income securities     Diversified Bond
                        fall. The longer the duration  Multistrategy Bond
                        of the security, the more      Short Term Bond)
                        sensitive the security is to
                        this risk. A 1% increase in
                        interest rates would reduce
                        the value of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

  . Non-Investment      Although lower rated debt       Aggressive Strategy
    Grade Fixed-Income  securities generally offer a    Balanced Strategy
    Securities          higher yield than higher rated
                        debt securities, they involve   (Underlying Funds:
                        higher risks. They are          Multistrategy Bond
                        especially subject to:          Short Term Bond)

                          . Adverse changes in general
                            economic conditions and in
                            the industries in which
                            their issuers are engaged,

                          . Changes in the financial
                            condition of their issuers
                            and

                          . Price fluctuations in
                            response to changes in
                            interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset    Equity Aggressive
SECURITIES              value may be significantly       Strategy
                        affected by political or         Aggressive Strategy
                        economic conditions and          Balanced Strategy
                        regulatory requirements in a
                        particular country. Non-US       (Underlying Funds:
                        markets, economies and           Inernational Securities
                        political systems may be less    Multistrategy Bond
                        stable than US markets, and      Emerging Markets
                        changes in exchange rates of     Short Term Bond)
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Non-US Debt         A Fund's non-US debt             Aggressive Strategy
    Securities          securities are typically         Balanced Strategy
                        obligations of sovereign
                        governments and corporations.    (Underlying Funds:
                        These securities are             Multistrategy Bond
                        particularly subject to a risk   Short Term Bond)
                        of default from political
                        instability.

  . Emerging Market     Investments in emerging or       (Underlying Funds:
    Countries           developing markets involve       Emerging Markets
                        exposure to economic structures  Short Term Bond
                        that are generally less diverse  Multistrategy Bond)
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Instruments of US   Non-US corporations and banks    Balanced Strategy
    and Foreign Banks   issuing dollar denominated       Moderate Strategy
    and Branches and    instruments in the US are not    Conservative Strategy
    Foreign             necessarily subject to the
    Corporations,       same regulatory requirements     (Underlying Funds:
    Including Yankee    that apply to US corporations    Diversified Bond
    Bonds               and banks, such as accounting,   Multistrategy Bond
                        auditing and recordkeeping       Short Term Bond)
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.

DERIVATIVES (E.G.       If a Fund incorrectly            Balanced Strategy
FUTURES CONTRACTS,      forecasts interest rates in      Moderate Strategy
OPTIONS ON FUTURES,     using derivatives, the Fund      Conservative Strategy
INTEREST RATE SWAPS)    could lose money. Price
                        movements of a futures           (Underlying Funds:
                        contract, option or structured   Diversified Bond
                        note may not be identical to     Multistrategy Bond
                        price movements of portfolio     Short Term Bond)
                        securities or a securities
                        index resulting in the risk
                        that, when a Fund buys a
                        futures contract or option as
                        a hedge, the hedge may not be
                        completely effective.

REAL ESTATE SECURITIES  Just as real estate values go   (Underlying Fund:
                        up and down, the value of the   Real Estate Securities)
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.

  .   REITs             REITs may be affected by        (Underlying Fund:
                        changes in the value of the     Real Estate Securities)
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of
                        projects. REITs are also
                        dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are       Balanced Strategy
                        affected by economic, business  Moderate Strategy
                        or political developments.      Conservative Strategy
                        These securities may be subject
                        to provisions of litigation,    (Underlying Funds:
                        bankruptcy and other laws       Diversified Bond
                        affecting the rights and        Multistrategy Bond
                        remedies of creditors, or may   Short Term Bond)
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement,   (Underlying Funds:
                        a bank or broker sells          Diversified Bond
                        securities to a Fund and agrees Short Term Bond
                        to repurchase them at the       Multistrategy Bond)
                        Fund's cost plus interest. If
                        the value of the securities
                        declines and the bank or broker
                        defaults on its repurchase
                        obligation, a Fund could incur
                        a loss.

EXPOSING LIQUIDITY      By exposing its liquidity       All Funds
RESERVES TO EQUITY      reserves to an equity market,
MARKETS                 principally by use of equity    (Underlying Funds:
                        index futures but also by use   Diversified Equity
                        of exchange traded and          Special Growth
                        over-the-counter options and    Quantitative Equity
                        equity index swaps, a Fund's    International Securities
                        performance tends to            Real Estate Securities
                        correlate more closely to the   Emerging Markets)
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.

SECURITIES LENDING    If a borrower of a Fund's        (All Underlying Funds)
                      securities fails financially,
                      the Fund's recovery of the
                      loaned securities may be
                      delayed or the Fund may lose
                      its rights to the collateral
                      which could result in a loss to
                      a Fund.


                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

  In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


  The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.



              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class D Shares, there is a $250,000 required minimum investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class D Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary, you may exchange Shares of any Fund you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern

Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed
Common                                      by each shareholder, exactly as the
                                            names appear in the account registration.

UGMA or UTMA (custodial accounts for        Written instructions must be signed
minors)                                     by the custodian in his/her capacity as it
                                            appears in the account registration.

Corporation, Association                    Written instructions must be signed
                                            by authorized person(s), stating his/her
                                            capacity as indicated by corporate
                                            resolution to act on the account and
                                            a copy of the corporate resolution,
                                            certified within the past 90 days,
                                            authorizing the signer to act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed
Plan                                        by all trustees. If the name of the
                                            trustee(s) does not appear in the
                                            account registration, please provide
                                            a copy of the trust document
                                            certified within the last 60 days.

Joint tenancy shareholders whose            Written instructions must be signed
co-tenants are deceased                     by the surviving tenant(s). A certified
                                            copy of the death certificate must
                                            accompany the request.


SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.

  The information in the following tables represents the Financial Highlights for the Funds' Class D Shares for the periods shown.


CONSERVATIVE STRATEGY FUND--CLASS D SHARES


                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                           -----------------
                                                  2000*     1999      1998**
                                                 --------  --------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . .   $ 10.16   $ 10.25    $ 10.20
                                                 -------   -------   --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . .       .33       .44        .32
 Net realized and unrealized gain (loss) . . .       .09       .08        .06
                                                 -------   -------   --------
  Total income from operations . . . . . . . .       .42       .52        .38
                                                 -------   -------   --------
DISTRIBUTIONS
 From net investment income. . . . . . . . . .      (.37)     (.56)      (.33)
 From net realized gain. . . . . . . . . . . .        --      (.05)        --
                                                 -------   -------   --------
  Total distributions. . . . . . . . . . . . .      (.37)     (.61)      (.33)
                                                 -------   -------   --------
NET ASSET VALUE, END OF PERIOD . . . . . . . .   $ 10.21   $ 10.16    $ 10.25
                                                 =======   =======   ========
TOTAL RETURN (%)(c). . . . . . . . . . . . . .      4.20      5.18       3.77
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . .     1,162     1,001        618
 Ratios to average net assets (%):
  Operating expenses, net. . . . . . . . . . .       .50       .50        .50
  Operating expenses, gross. . . . . . . . . .       .75       .75       1.73
  Net investment income (loss)(c)  . . . . . .      3.27      4.24       3.09
 Portfolio turnover rate (%) . . . . . . . . .     53.89    125.01     169.79


 * For the ten months ended October 31, 2000.

 ** For the period March 24, 1998 (commencement of sale) to December 31,
    1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The rations for periods less than one year are annualized.

MODERATE STRATEGY FUND--CLASS D SHARES


                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                           ------------------
                                                  2000*     1999      1998**
                                                 --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . .   $ 10.49   $ 10.15    $ 10.18
                                                 -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . .       .28       .33        .26
 Net realized and unrealized gain (loss) . . .      (.02)      .50        .09
                                                 -------   -------    -------
  Total income from operations . . . . . . . .       .26       .83        .35
                                                 -------   -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . .      (.31)     (.40)      (.37)
 From net realized gain. . . . . . . . . . . .      (.20)     (.09)      (.01)
                                                 -------   -------    -------
  Total distributions. . . . . . . . . . . . .      (.51)     (.49)      (.38)
                                                 -------   -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . .   $ 10.24   $ 10.49    $ 10.15
                                                 =======   =======    =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . .      2.65      8.40       3.57
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . .     3,157     1,367      1,780
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . .       .50       .50        .50
  Operating expenses, gross(d) . . . . . . . .       .75       .75       1.01
  Net investment income(c) . . . . . . . . . .      2.66      3.28       2.65
 Portfolio turnover rate (%) . . . . . . . . .     39.55    120.04     175.58


 * For the ten months ended October 31, 2000.

 ** For the period March 24, 1998 (commencement of sale) to December 31,
    1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

BALANCED STRATEGY FUND--CLASS D SHARES


                                                              YEAR ENDED
                                                             DECEMBER 31,
                                                           ------------------
                                                  2000*     1999      1998**
                                                 --------  --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . .   $ 10.77   $ 10.13    $ 10.22
                                                 -------   -------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . .       .17       .30        .24
 Net realized and unrealized gain (loss) . . .      (.09)      .84        .07
                                                 -------   -------    -------
  Total income from operations . . . . . . . .       .08      1.14        .31
                                                 -------   -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . .      (.28)     (.38)      (.37)
 From net realized gain. . . . . . . . . . . .      (.32)     (.12)      (.03)
                                                 -------   -------    -------
  Total distributions. . . . . . . . . . . . .      (.60)     (.50)      (.40)
                                                 -------   -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . .   $ 10.25   $ 10.77    $ 10.13
                                                 =======   =======    =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . .       .84     11.64       3.23
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . .    17,296     9,075      4,953
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . .       .50       .50        .50
  Operating expenses, gross(d) . . . . . . . .       .75       .75        .86
  Net investment income(c) . . . . . . . . . .      1.67      3.07       2.46
 Portfolio turnover rate (%) . . . . . . . . .     31.70     64.63      78.85


 * For the ten months ended October 31, 2000.

 ** For the period March 24, 1998 (commencement of sale) to December 31,
    1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

AGGRESSIVE STRATEGY FUND--CLASS D SHARES


                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                            ----------------
                                                   2000*     1999     1998**
                                                  --------  -------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . .   $ 11.20   $ 9.95    $ 10.09
                                                  -------   ------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) . . . . . .       .09      .15        .13
 Net realized and unrealized gain (loss). . . .      (.28)    1.57       (.05)
                                                  -------   ------    -------
  Total income from operations. . . . . . . . .      (.19)    1.72        .08
                                                  -------   ------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . .      (.22)    (.31)      (.21)
 From net realized gain . . . . . . . . . . . .      (.38)    (.16)      (.01)
                                                  -------   ------    -------
  Total distributions . . . . . . . . . . . . .      (.60)    (.47)      (.22)
                                                  -------   ------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . .   $ 10.41   $11.20    $  9.95
                                                  =======   ======    =======
TOTAL RETURN (%)(c) . . . . . . . . . . . . . .     (1.72)   17.69        .96
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . .    12,628    6,096      3,649
 Ratios to average net assets (%):
  Operating expenses, net(d). . . . . . . . . .       .50      .50        .50
  Operating expenses, gross(d). . . . . . . . .       .75      .75        .93
  Net investment income(c). . . . . . . . . . .       .81     1.48       1.35
 Portfolio turnover rate (%). . . . . . . . . .     40.57    71.44      93.08


 * For the ten months ended October 31, 2000.

 ** For the period March 24, 1998 (commencement of sale) to December 31,
    1998.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS D SHARES


                                                               YEAR ENDED
                                                              DECEMBER 31,
                                                             ----------------
                                                    2000*     1999     1998**
                                                   --------  -------  -------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . .   $ 11.43   $ 9.81    $ 9.92
                                                   -------   ------    ------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b)*** . . . . .        --      .06       .01
 Net realized and unrealized gain (loss) . . . .      (.34)    2.01       .10
                                                   -------   ------    ------
  Total income from operations . . . . . . . . .      (.34)    2.07       .11
                                                   -------   ------    ------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . .      (.15)    (.29)     (.17)
 From net realized gain. . . . . . . . . . . . .      (.61)    (.16)     (.05)
                                                   -------   ------    ------
  Total distributions. . . . . . . . . . . . . .      (.76)    (.45)     (.22)
                                                   -------   ------    ------
NET ASSET VALUE, END OF PERIOD . . . . . . . . .   $ 10.33   $11.43    $ 9.81
                                                   =======   ======    ======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . .     (2.90)   21.58      1.17
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . .    12,592    3,732     4,923
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . .       .50      .50       .50
  Operating expenses, gross(d) . . . . . . . . .       .75      .75       .89
  Net investment income(c) . . . . . . . . . . .       .01      .64       .01
 Portfolio turnover rate (%) . . . . . . . . . .     58.41    76.20     73.95


 * For the ten months ended October 31, 2000.

 ** For the period March 24, 1998 (commencement of sale) to December 31,
    1998.

 *** Less than $.01 per share for the period ended October 31, 2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

  This section identifies the money managers for the Underlying Funds in which the Funds invest.


                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                            QUANTITATIVE EQUITY FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                              SPECIAL GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                            MULTISTRATEGY BOND FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.

                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE UNDERYLING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class D Shares:
    Conservative Strategy Fund
    Moderate Strategy Fund
    Balanced Strategy Fund
    Aggressive Strategy Fund
    Equity Aggressive Strategy Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-058 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
LIFEPOINTS(R) FUNDS
-------------------

LifePoints(R) Funds

PROSPECTUS

CLASS C SHARES:

CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

AGGRESSIVE STRATEGY FUND

EQUITY AGGRESSIVE STRATEGY FUND




DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective. . . . . . . . . . . . . . . . . . . . . . . .     1
    Principal Investment Strategies . . . . . . . . . . . . . . . . . .     2
    Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     9
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    13
Management of the Funds and Underlying Funds. . . . . . . . . . . . . .    14
The Money Managers for the Underlying Funds . . . . . . . . . . . . . .    15
Investment Objective and Principal Investment Strategies of the
Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    31
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    32
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    32
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    33
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    34
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    35
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    36
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    36
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    38
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    43

                              RISK/RETURN SUMMARY


                              INVESTMENT OBJECTIVE

   CONSERVATIVE STRATEGY FUND

seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

   MODERATE STRATEGY FUND

seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

   BALANCED STRATEGY FUND

seeks to achieve a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

   AGGRESSIVE STRATEGY FUND

seeks to achieve high, long-term capital appreciation with low current income, while recognizing the possibility of substantial fluctuations in year-to-year market values.

   EQUITY AGGRESSIVE STRATEGY FUND

seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES

  Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

  Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Propsectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                         EQUITY
                        CONSERVATIVE  MODERATE  BALANCED  AGGRESSIVE   AGGRESSIVE
                          STRATEGY    STRATEGY  STRATEGY   STRATEGY     STRATEGY
UNDERLYING FUND             FUND        FUND      FUND       FUND         FUND
---------------         ------------  --------  --------  ----------  ------------
Diversified Equity
Fund. . . . . . . . . .       5%         11%       16%        21%          30%
Special Growth Fund . .      --           2%        5%        11%          10%
Quantitative Equity
Fund. . . . . . . . . .       6%         11%       16%        21%          30%
International
Securities Fund . . . .       5%          9%       14%        19%          20%
Diversified Bond Fund        18%         27%       25%        --           --
Short Term Bond Fund         60%         33%       --         --           --
Multistrategy Bond
Fund. . . . . . . . . .      --          --        16%        18%          --
Real Estate Securities
Fund. . . . . . . . . .       5%          5%        5%         5%           5%
Emerging Markets Fund.        1%          2%        3%         5%           5%


  Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

  Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


DIVERSIFICATION

  Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.


                                PRINCIPAL RISKS

  You should consider the following factors before investing in a Fund:

  . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

  . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

  . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

  . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

  . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

  . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.


                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class C Shares varies over the life of each Fund. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class C Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for one year and since the beginning of operations of such Fund compare with the returns of certain indexes that measure broad market performance.

  The Equity Aggressive Strategy, Moderate Strategy and Conservative Strategy Funds first issued Class C Shares on February 11, 1999. The Aggressive Strategy and Balanced Strategy Funds first issued Class C Shares on January 29, 1999. Performance shown for Class C Shares prior to those dates is the performance of the Funds' Class E Shares, and does not reflect deduction of the Rule 12b-1 distribution fees that apply to Class C Shares. Had it done so, the returns shown would have been lower.

  Past performance is no indication of future results.

                           CONSERVATIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1998     7.70%
                                1999     4.77%
                                2000     5.14%


                         BEST QUARTER: 3.56%   (1Q/98)
                         WORST QUARTER: (0.86)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Conservative Strategy Fund Class C  . . . . . . . . . .    5.14%      5.96%
Merrill Lynch 1-2.99 Year Treasury Index. . . . . . . .    8.00%      5.98%
Lehman Brothers Aggregate Bond Index  . . . . . . . . .   11.63%      6.51%
Conservative  Strategy Composite Index# . . . . . . . .    6.29%      7.01%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on November 7, 1997.

 # The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                             MODERATE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1998    10.19%
                                1999     8.03%
                                2000     2.40%


                         BEST QUARTER: 6.73%   (4Q/98)
                         WORST QUARTER: (3.82)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Moderate Strategy Fund Class C  . . . . . . . . . . . .    2.40%       5.96%
Merrill Lynch 1-2.99 Year Treasury Index  . . . . . . .    8.00%       6.07%
Lehman Brothers Aggregate Bond Index  . . . . . . . . .   11.63%       6.81%
Russell 1000(R) Index . . . . . . . . . . . . . . . . .   (7.79)%     12.32%
Moderate Strategy Composite Index#  . . . . . . . . . .    3.54%       7.54%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on October 2, 1997.

 # The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                             BALANCED STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1998    11.66%
                                1999    10.94%
                                2000    (0.33)%


                         BEST QUARTER: 10.49%  (4Q/98)
                         WORST QUARTER: (7.20)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Balanced Strategy Fund Class C . . . . . . . . . . . .    (0.33)%      6.91%
Lehman Brothers Aggregate Bond Index . . . . . . . . .    11.63%       6.81%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Balanced Strategy Composite Index# . . . . . . . . . .     0.86%       8.26%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on September 16, 1997.

 # The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                            AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1998    11.69%
                                1999    17.95%
                                2000    (4.60)%


                         BEST QUARTER: 14.33%   (4Q/98)
                         WORST QUARTER: (11.63)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Aggressive Strategy Fund Class C . . . . . . . . . . .    (4.60)%      6.83%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Lehman Brothers Aggregate Bond Index . . . . . . . . .    11.63%       6.81%
Aggressive Strategy Composite Index# . . . . . . . . .    (3.53)%      8.47%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on September 16, 1997.

 # The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        EQUITY AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class C


                                    [LOGO]

                                1998    13.75%
                                1999    21.14%
                                2000    (7.53)%


                         BEST QUARTER: 17.51%   (4Q/98)
                         WORST QUARTER: (13.85)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Equity Aggressive Strategy Fund Class C  . . . . . . .    (7.53)%      6.90%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Equity Aggressive Strategy Composite Index#  . . . . .    (7.08)%      9.23%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on September 30, 1997.

 # The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Class C . . . . . . . . . .       None            None            None           None        None



                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT WERE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                                                  OTHER
                                                                 EXPENSES
                                                                (REFLECTING  TOTAL GROSS                     TOTAL NET
                                                                SHAREHOLDER  ANNUAL FUND    FEE WAIVERS     ANNUAL FUND
                                    ADVISORY   DISTRIBUTION      SERVICING    OPERATING     AND EXPENSE      OPERATING
                                      FEE     (12B-1) FEES***     FEES)       EXPENSES    REIMBURSEMENT#     EXPENSES*
                                    --------  ---------------  ------------  -----------  --------------    -----------
CLASS C SHARES**
 Conservative Strategy Fund . . .    0.20%         0.75%          0.25%         1.20%         (0.20)%          1.00%
 Moderate Strategy Fund . . . . .    0.20%         0.75%          0.25%         1.20%         (0.20)%          1.00%
 Balanced Strategy Fund . . . . .    0.20%         0.75%          0.25%         1.20%         (0.20)%          1.00%
 Aggressive Strategy Fund . . . .    0.20%         0.75%          0.25%         1.20%         (0.20)%          1.00%
 Equity Aggressive Strategy Fund     0.20%         0.75%          0.25%         1.20%         (0.20)%          1.00%


 * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

 ** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 *** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Funds may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Funds as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

 # FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


DIRECT EXPENSES

  No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

  A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.

INDIRECT EXPENSES

  Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2000).

  As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                          ---------------------
Diversified Equity Fund . . . . . . . . . . . . . . . .           0.94%
Special Growth Fund . . . . . . . . . . . . . . . . . .           1.21%
Quantitative Equity Fund  . . . . . . . . . . . . . . .           0.92%
International Securities Fund . . . . . . . . . . . . .           1.29%
Diversified Bond Fund . . . . . . . . . . . . . . . . .           0.62%
Short Term Bond Fund  . . . . . . . . . . . . . . . . .           0.52%
Multistrategy Bond Fund . . . . . . . . . . . . . . . .           0.87%
Real Estate Securities Fund . . . . . . . . . . . . . .           1.16%
Emerging Markets Fund . . . . . . . . . . . . . . . . .           1.92%


  Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                       CLASS C
                                                                      ---------
Conservative Strategy Fund  . . . . . . . . . . . . . . . . . . . .     1.67%
Moderate Strategy Fund  . . . . . . . . . . . . . . . . . . . . . .     1.78%
Balanced Strategy Fund  . . . . . . . . . . . . . . . . . . . . . .     1.95%
Aggressive Strategy Fund  . . . . . . . . . . . . . . . . . . . . .     2.08%
Equity Aggressive Strategy Fund . . . . . . . . . . . . . . . . . .     2.09%


  Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.


Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                             1 YEAR     3 YEARS      5 YEARS        10 YEARS
                            ---------  ----------  ------------  --------------
CLASS C SHARES
 Conservative Strategy
 Fund . . . . . . . . . .   $170       $568        $  992         $2,174
 Moderate Strategy Fund .    181        602         1,049          2,291
 Balanced Strategy Fund .    198        654         1,136          2,467
 Aggressive Strategy Fund    211        693         1,202          2,600
 Equity Aggressive
 Strategy Fund  . . . . .    212        696         1,207          2,610

                        SUMMARY COMPARISON OF THE FUNDS

  The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:


                                      CAPITAL                   POSSIBILITY OF
               FUND                 APPRECIATION    INCOME       FLUCTUATION
----------------------------------  ------------  -----------  --------------
Conservative Strategy Fund. . . .   Low           High         Low
Moderate Strategy Fund. . . . . .   Moderate      High         Moderate
Balanced Strategy Fund. . . . . .   Moderate      Moderate     Moderate
Aggressive Strategy Fund. . . . .   High          Low          High
Equity Aggressive Strategy Fund .   High          Low          High

  The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                                   PIE GRAPH
                        Equity Aggressive Strategy Fund
                     Emerging Markets                    5%
                     Real Estate Securities              5%
                     Special Growth                     10%
                     International Securities           20%
                     Quantitative Equity                30%
                     Diversified Equity                 30%

                                   PIE GRAPH
                           Aggressive Strategy Fund
                     Emerging Markets                    5%
                     Real Estate Securities              5%
                     Special Growth                     11%
                     Multistrategy Bond                 18%
                     International Securities           19%
                     Quantitative Equity                21%
                     Diversified Equity                 21%

                                   PIE GRAPH
                            Balanced Strategy Fund
                     Emerging Markets                    3%
                     Real Estate Securities              5%
                     Special Growth                      5%
                     International Securities           14%
                     Multistrategy Bond                 16%
                     Quantitative Equity                16%
                     Diversified Equity                 16%
                     Diversified Bond                   25%

                                   PIE GRAPH
                            Moderate Strategy Fund
                     Emerging Markets                    2%
                     Special Growth                      2%
                     Real Estate Securities              5%
                     International Securities            9%
                     Quantitative Equity                11%
                     Diversified Equity                 11%
                     Diversified Bond                   27%
                     Short Term Bond                    33%

                                   PIE GRAPH
                          Conservative Strategy Fund
                     Emerging Markets                    1%
                     Real Estate Securities              5%
                     International Securities            5%
                     Diversified Equity                  5%
                     Quantitative Equity                 6%
                     Diversified Bond                   18%
                     Short Term Bond                    60%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

  Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying
Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                 MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

   The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, management over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was establishment in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

   FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

   Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

   . Randall P. Lert, who has been Chief Investment Officer of FRIMco since June
     1989.

   . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for
     FRIMCo since January, 2001. From 1995 to January, 2001, Dr.Ankrim was Director of Portfolio Research for FRIMCo.

   . Randal C. Burge, who has been Director of Global Fixed Income since January
     2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

   . Jean Carter, who has been Director of Global Equities since January 2000.
     From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

   . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
     Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

   . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
     From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

   . Ann Dugan, who has been a Portfolio Manager of FRIMCo since January 1998.
     From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

   . Jeffrey T. Hussey, who has been a Portfolio Manager for FRIMCo since June
     2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
     FRIMCo.

   . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
     Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through February 28, 2002.

  In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

  The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying
Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                 INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

  The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/ 627-7001).


DIVERSIFIED EQUITY FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------

MULTI-MANAGER APPROACH  The investment styles            All Funds
                        employed by a Fund's money
                        managers may not be              (All Underlying Funds)
                        complementary. The interplay
                        of the various strategies
                        employed by a Fund's multiple
                        money managers may result in
                        a Fund holding a
                        concentration of certain
                        types of securities. This
                        concentration may be
                        beneficial or detrimental to
                        a Fund's performance
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

EQUITY SECURITIES       The value of equity securities   Equity Aggressive
                        will rise and fall in response   Strategy
                        to the activities of the         Aggressive Strategy
                        company that issued the stock,   Balanced Strategy
                        general market conditions and/   Moderate Strategy
                        or economic conditions.
                                                         (Underlying Funds:
                                                         Diversified Equity
                                                         Special Growth
                                                         Quantitative Equity
                                                         International Securities
                                                         Real Estate Securities
                                                         Emerging Markets)

  .   Value Stocks      Investments in value stocks are  Equity Securities
                        subject to risks that (i) their  Strategy
                        intrinsic values may never be    Aggressive Strategy
                        realized by the market or (ii)   Balanced Strategy
                        such stock may turn out not to   Moderate Strategy
                        have been undervalued.
                                                         (Underlying Funds:
                                                         Diversified Equity
                                                         Special Growth
                                                         Quantitative Equity
                                                         International
                                                         Securities)

  .   Growth Stocks     Growth company stocks may        Equity Aggressive
                        provide minimal dividends which  Strategy
                        could otherwise cushion stock    Aggressive Strategy
                        prices in a market decline. The  Balanced Strategy
                        value of growth company stocks   Moderate Strategy
                        may rise and fall significantly
                        based, in part, on investors'    (Underlying Funds:
                        perceptions of the company,      Diversified Equity
                        rather than on fundamental       Special Growth
                        analysis of the stocks.          International
                                                         Securities)


  .Market-Oriented      Market-oriented investments are Equity Aggressive
    Investments         generally subject to the risks  Strategy
                        associated with growth and      Aggressive Strategy
                        value stocks.                   Balanced Strategy
                                                        Moderate Strategy

                                                        Underlying Funds:
                                                        Diversified Equity
                                                        Special Growth
                                                        Quantitative Equity
                                                        International
                                                        Securities)

  .Securities of        Investments in smaller          Equity Aggressive
    Small               companies may involve greater   Strategy
    Capitalization      risks because these companies   Aggressive Strategy
    Companies           generally have a limited        Balanced Strategy
                        track record. Smaller           Moderate Strategy
                        companies often have narrower
                        markets and more limited        (Underlying Fund:
                        managerial and financial        Special Growth)
                        resources than larger, more
                        established companies. As a
                        result, their performance can
                        be more volatile, which may
                        increase the volatility of a
                        Fund's portfolio.

FIXED-INCOME            Prices of fixed-income          Balanced Strategy
SECURITIES              securities rise and fall in     Moderate Strategy
                        response to interest rate       Conservative Strategy
                        changes. Generally, when
                        interest rates rise, prices of  (Underlying Funds:
                        fixed-income securities fall.   Diversified Bond
                        The longer the duration of the  Multistrategy Bond
                        security, the more sensitive    Short Term Bond)
                        the security is to this risk.
                        A 1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.

  .Non-Investment       Although lower rated debt       Aggressive Strategy
    Grade Fixed-Income  securities generally offer a    Balanced Strategy
    Securities          higher yield than higher rated
                        debt securities, they involve   (Underlying Funds:
                        higher risks. They are          Multistrategy Bond
                        especially subject to:          Short Term Bond)

                          .Adverse changes in general
                            economic conditions and in
                            the industries in which
                            their issuers are engaged,

                          .Changes in the financial
                            condition of their issuers
                            and

                          .Price fluctuations in
                            response to changes in
                            interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset   Equity Aggressive
SECURITIES              value may be significantly      Strategy
                        affected by political or        Aggressive Strategy
                        economic conditions and         Balanced Strategy
                        regulatory requirements in a
                        particular country. Non-US      (Underlying Funds:
                        markets, economies and          International Securities
                        political systems may be less   Multistrategy Bond
                        stable than US markets, and     Emerging Markets
                        changes in exchange rates of    Short Term Bond)
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  .Non-US Debt          A Fund's non-US debt            Aggressive Strategy
    Securities          securities are typically        Balanced Strategy
                        obligations of sovereign
                        governments and corporations.   (Underlying Funds:
                        These securities are            Multistrategy Bond
                        particularly subject to a risk  Short Term Bond)
                        of default from political
                        instability.

  .Emerging Market      Investments in emerging or      (Underlying Funds:
    Countries           developing markets involve      Emerging Markets
                        exposure to economic structures Short Term Bond
                        that are generally less diverse Multistrategy Bond)
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  .Instruments of US    Non-US corporations and banks   Balanced Strategy
    and Foreign Banks   issuing dollar denominated      Moderate Strategy
    and Branches and    instruments in the US are not   Conservative Strategy
    Foreign             necessarily subject to the
    Corporations,       same regulatory requirements    (Underlying Funds:
    Including Yankee    that apply to US corporations   Diversified Bond
    Bonds               and banks, such as accounting,  Multistrategy Bond
                        auditing and recordkeeping      Short Term Bond)
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.

DERIVATIVES (E.G.       If a Fund incorrectly           Balanced Strategy
FUTURES CONTRACTS,      forecasts interest rates in     Moderate Strategy
OPTIONS ON FUTURES,     using derivatives, the Fund     Conservative Strategy
INTEREST RATE SWAPS)    could lose money. Price
                        movements of a futures          (Underlying Funds:
                        contract, option or structured  Diversified Bond
                        note may not be identical to    Multistrategy Bond
                        price movements of portfolio    Short Term Bond)
                        securities or a securities
                        index resulting in the risk
                        that, when a Fund buys a
                        futures contract or option as
                        a hedge, the hedge may not be
                        completely effective.

REAL ESTATE SECURITIES  Just as real estate values go    (Underlying Fund:
                        up and down, the value of the    Real Estate Securities)
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.

  .   REITs             REITs may be affected by         (Underlying Fund:
                        changes in the value of the      Real Estate Securities)
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of
                        projects. REITs are also
                        dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.

MUNICIPAL OBLIGATIONS   Municipal obligations are        Balanced Strategy
                        affected by economic, business   Moderate Strategy
                        or political developments.       Conservative Strategy
                        These securities may be subject
                        to provisions of litigation,     (Underlying Funds:
                        bankruptcy and other laws        Diversified Bond
                        affecting the rights and         Multistrategy Bond
                        remedies of creditors, or may    Short Term Bond)
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.

REPURCHASE AGREEMENTS   Under a repurchase agreement, a  (Underlying Funds:
                        bank or broker sells securities  Diversified Bond
                        to a Fund and agrees to          Short Term Bond
                        repurchase them at the Fund's    Multistrategy Bond)
                        cost plus interest. If the
                        value of the securities
                        declines and the bank or broker
                        defaults on its repurchase
                        obligation, a Fund could incur
                        a loss.

EXPOSING LIQUIDITY      By exposing its liquidity        All Funds
RESERVES TO EQUITY      reserves to an equity market,
MARKETS                 principally by use of equity     (Underlying Funds:
                        index futures but also by use    Diversified Equity
                        of exchange traded and           Special Growth
                        over-the-counter options and     Quantitative Equity
                        equity index swaps, a Fund's     International Securities
                        performance tends to             Real Estate Securities
                        correlate more closely to the    Emerging Markets)
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.

SECURITIES LENDING    If a borrower of a Fund's        (All Underlying Funds)
                      securities fails financially,
                      the Fund's recovery of the
                      loaned securities may be
                      delayed or the Fund may lose
                      its rights to the collateral
                      which could result in a loss to
                      a Fund.





                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

  In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


  The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.



              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class C Shares, there is a $1,000 required minimum investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation and/or distribution compensation with respect to Class C Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed
Common                                      by each shareholder, exactly as the
                                            names appear in the account registration.

UGMA or UTMA (custodial accounts for        Written instructions must be signed
minors)                                     by the custodian in his/her capacity as it
                                            appears in the account registration.

Corporation, Association                    Written instructions must be signed
                                            by authorized person(s), stating his/her
                                            capacity as indicated by corporate
                                            resolution to act on the account and
                                            a copy of the corporate resolution,
                                            certified within the past 90 days,
                                            authorizing the signer to act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed
Plan                                        by all trustees. If the name of the
                                            trustee(s) does not appear in the account
                                            registration, please provide a copy of
                                            the trust document certified within the
                                            last 60 days.

Joint tenancy shareholders whose            Written instructions must be signed
co-tenants are deceased                     by the surviving tenant(s). A certified
                                            copy of the death certificate must
                                            accompany the request.


SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.

  The information in the following tables represents the Financial Highlights for the Funds' Class C Shares for the periods shown.


CONSERVATIVE STRATEGY FUND--CLASS C SHARES



                                                            2000*     1999**
                                                            -------  --------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . .   $10.12    $ 10.26
                                                            ------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) . . . . . . . . . . .      .31        .43
 Net realized and unrealized gain (loss). . . . . . . . .      .07        .04
                                                            ------    -------
  Total income from operations. . . . . . . . . . . . . .      .38        .47
                                                            ------    -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . .     (.33)      (.56)
 From net realized gain . . . . . . . . . . . . . . . . .       --       (.05)
                                                            ------    -------
  Total distributions . . . . . . . . . . . . . . . . . .     (.33)      (.61)
                                                            ------    -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . .   $10.17    $ 10.12
                                                            ======    =======
TOTAL RETURN (%)(c) . . . . . . . . . . . . . . . . . . .     3.76       4.67
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . .    2,500      1,697
 Ratios to average net assets (%):
  Operating expenses, net(d). . . . . . . . . . . . . . .     1.00       1.00
  Operating expenses, gross(d). . . . . . . . . . . . . .     1.25       1.25
  Net investment income (loss)(c) . . . . . . . . . . . .     3.04       4.77
 Portfolio turnover rate (%). . . . . . . . . . . . . . .    53.89     125.01


 * For the ten months ended October 31, 2000.

 ** For the period February 11, 1999 (commencement of sale) to December 31,
   1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

MODERATE STRATEGY FUND--CLASS C SHARES


                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 10.46    $ 10.15
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . .       .24        .32
 Net realized and unrealized gain (loss) . . . . . . . .      (.02)       .48
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .       .22        .80
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.28)      (.40)
 From net realized gain. . . . . . . . . . . . . . . . .      (.20)      (.09)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.48)      (.49)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 10.20    $ 10.46
                                                           =======    =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . .      2.20       8.03
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    10,392      4,139
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . . . . . .      1.00       1.00
  Operating expenses, gross(d) . . . . . . . . . . . . .      1.25       1.25
  Net investment income (loss)(c). . . . . . . . . . . .      2.30       3.35
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     39.55     120.04


 * For the ten months ended October 31, 2000.

 ** For the period February 11, 1999 (commencement of sale) to December 31,
   1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

BALANCED STRATEGY FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 10.72    $ 10.26
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . .       .15        .25
 Net realized and unrealized gain (loss) . . . . . . . .      (.11)       .70
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .       .04        .95
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.24)      (.37)
 From net realized gain. . . . . . . . . . . . . . . . .      (.32)      (.12)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.56)      (.49)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 10.20    $ 10.72
                                                           =======    =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . .       .43       9.53
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    81,188     39,325
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . . . . . .      1.00       1.00
  Operating expenses, gross(d) . . . . . . . . . . . . .      1.25       1.25
  Net investment income (loss)(c). . . . . . . . . . . .      1.43       2.96
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     31.70      64.63


 * For the ten months ended October 31, 2000.

 ** For the period January 29, 1999 (commencement of sale) to December 31,
   1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

AGGRESSIVE STRATEGY FUND--CLASS C SHARES



                                                            2000*     1999**
                                                           --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 11.15    $ 10.11
                                                           -------    -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . .       .05        .13
 Net realized and unrealized gain (loss) . . . . . . . .      (.29)      1.36
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .      (.24)      1.49
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.18)      (.29)
 From net realized gain. . . . . . . . . . . . . . . . .      (.38)      (.16)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.56)      (.45)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 10.35    $ 11.15
                                                           =======    =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . .     (2.15)     15.21
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    67,296     29,365
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . . . . . .      1.00       1.00
  Operating expenses, gross(d) . . . . . . . . . . . . .      1.25       1.25
  Net investment income (loss)(c). . . . . . . . . . . .       .43       1.50
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     40.57      71.44


 * For the ten months ended October 31, 2000.

 ** For the period January 29, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS C SHARES


                                                            2000*     1999**
                                                           --------  --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $ 11.38    $  9.80
                                                           -------   --------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . .      (.04)       .06
 Net realized and unrealized gain (loss) . . . . . . . .      (.35)      1.98
                                                           -------    -------
  Total income from operations . . . . . . . . . . . . .      (.39)      2.04
                                                           -------    -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . .      (.14)      (.30)
 From net realized gain. . . . . . . . . . . . . . . . .      (.61)      (.16)
                                                           -------    -------
  Total distributions. . . . . . . . . . . . . . . . . .      (.75)      (.46)
                                                           -------    -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $ 10.24    $ 11.38
                                                           =======    =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . .     (3.37)     21.26
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . .    43,005     15,860
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . . . . . .      1.00       1.00
  Operating expenses, gross(d) . . . . . . . . . . . . .      1.25       1.25
  Net investment income (loss)(c). . . . . . . . . . . .      (.35)       .59
 Portfolio turnover rate (%) . . . . . . . . . . . . . .     58.41      76.20


 * For the ten months ended October 31, 2000.

 ** For the period February 11, 1999 (commencement of sale) to December 31,
    1999.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

  This section identifies the money managers for the Underlying Funds in which the Funds invest.


                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                            QUANTITATIVE EQUITY FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                              SPECIAL GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                            MULTISTRATEGY BOND FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.

                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class C Shares:
    Conservative Strategy Fund
    Moderate Strategy Fund
    Balanced Strategy Fund
    Aggressive Strategy Fund
    Equity Aggressive Strategy Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-066 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


-------------------
LIFEPOINTS(R) FUNDS
-------------------

LifePoints(R) Funds

PROSPECTUS

CLASS E AND S SHARES:

CONSERVATIVE STRATEGY FUND

MODERATE STRATEGY FUND

BALANCED STRATEGY FUND

AGGRESSIVE STRATEGY FUND

EQUITY AGGRESSIVE STRATEGY FUND




DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective. . . . . . . . . . . . . . . . . . . . . . . .     1
    Principal Investment Strategies . . . . . . . . . . . . . . . . . .     2
    Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     9
The Purpose of the Funds -- Multi-Style, Multi-Manager Diversification.    13
Management of the Funds and Underlying Funds. . . . . . . . . . . . . .    14
The Money Managers for the Underlying Funds . . . . . . . . . . . . . .    15
Investment Objective and Principal Investment Strategies of the
Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .    17
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    27
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    31
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    31
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    32
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    32
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    33
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    34
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    35
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    36
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    36
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    37
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    38
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    48

                              RISK/RETURN SUMMARY


                              INVESTMENT OBJECTIVE

   CONSERVATIVE STRATEGY FUND

seeks to achieve moderate total rate of return through low capital appreciation and reinvestment of a high level of current income.

   MODERATE STRATEGY FUND

seeks to achieve moderate long-term capital appreciation with high current income, while recognizing the possibility of moderate fluctuations in year-to-year market values.

   BALANCED STRATEGY FUND

seeks to achieve a moderate level of current income and, over time, above-average capital appreciation with moderate risk.

   AGGRESSIVE STRATEGY FUND

seeks to achieve high, long-term capital appreciation with low current income, while recognizing the possibility of substantial fluctuations in year-to-year market values.

   EQUITY AGGRESSIVE STRATEGY FUND

seeks to achieve high, long-term capital appreciation, while recognizing the possibility of high fluctuations in year-to-year market values.

                        PRINCIPAL INVESTMENT STRATEGIES

  Each of the Frank Russell Investment Company ("FRIC") LifePoints Funds is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). Each Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds.

  Each Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which each Fund invests are shown in the table below and illustrated by pie charts appearing later in this Prospectus. Each Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                                         EQUITY
                        CONSERVATIVE  MODERATE  BALANCED  AGGRESSIVE   AGGRESSIVE
                          STRATEGY    STRATEGY  STRATEGY   STRATEGY     STRATEGY
UNDERLYING FUND             FUND        FUND      FUND       FUND         FUND
---------------         ------------  --------  --------  ----------  ------------
Diversified Equity
Fund. . . . . . . . .        5%         11%       16%        21%          30%
Special Growth Fund .       --           2%        5%        11%          10%
Quantitative Equity
Fund. . . . . . . . .        6%         11%       16%        21%          30%
International
Securities Fund . . .        5%          9%       14%        19%          20%
Diversified Bond Fund       18%         27%       25%        --           --
Short Term Bond Fund        60%         33%       --         --           --
Multistrategy Bond
Fund. . . . . . . . .       --          --        16%        18%          --
Real Estate Securities
Fund. . . . . . . . .        5%          5%        5%         5%           5%
Emerging Markets Fund        1%          2%        3%         5%           5%


  Each Fund intends to be fully invested at all times. However, each Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). Each Fund may invest its liquidity reserves in one or more FRIC money market funds.

  Each Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, each Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, each Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, each Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


DIVERSIFICATION

  Each Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Funds invest is a diversified investment company.


                                PRINCIPAL RISKS

  You should consider the following factors before investing in a Fund:

  . An investment in a Fund, like any investment, has risks. The value of each Fund fluctuates, and you could lose money.

  . Since the assets of each Fund are invested primarily in shares of the Underlying Funds, the investment performance of each Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Funds have no control over the Underlying Funds' investment strategies.

  . The policy of each Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, each Fund may have less flexibility to invest than a mutual fund without such constraints.

  . A Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities, fixed income securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

  . The Funds' exposure, through the Underlying Funds, to international investments subjects the Funds to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

  . An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  . The officers and Trustees of the Funds presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Funds and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Funds and to the Underlying Funds.


                                  PERFORMANCE

  The following bar charts illustrate the risks of investing in the Funds by showing how the performance of each Fund's Class E Shares varies over the life of each Fund. The return for Class S Shares offered by this Prospectus will differ from the Class E returns shown in the bar charts, depending upon the fees and expenses of that Class. The highest and lowest quarterly returns during the periods shown in the bar charts for the Funds' Class E Shares are set forth below the bar charts.

  The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for one year and since the beginning of operations of such Fund compare with the returns of certain indexes that measure broad market performance.

  The returns for the Class S Shares offered by this Prospectus may differ from the Class E returns shown in the bar chart, to the extent that the fees and expenses of that Class differ from those of Class E.

  Returns for periods prior to the date that each Fund first issued its Class S Shares are those of the Fund's Class E Shares. Each Fund commenced operations of its Class S Shares on the following dates: Equity Aggressive Strategy and Balanced Strategy Funds-January 31, 2000; Aggressive Strategy and Moderate Strategy Funds-February 1, 2000 and Conservative Strategy Fund-February 14, 2000.

  Past performance is no indication of future results.

                           CONSERVATIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    [LOGO]

                                1998     7.70%
                                1999     5.54%
                                2000     5.89%


                         BEST QUARTER: 3.62%   (4Q/98)
                         WORST QUARTER: (0.80)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
 FOR THE PERIODS ENDED DECEMBER 31, 2000                  1 YEAR    INCEPTION*
----------------------------------------                  -------  ------------
-------------------------------------------------------------------------------
Conservative Strategy Fund Class E  . . . . . . . . . .    5.89%      6.52%
Conservative Strategy Fund Class S  . . . . . . . . . .    6.21%      6.62%
Merrill Lynch 1-2.99 Year Treasury Index  . . . . . . .    8.00%      5.98%
Lehman Brothers Aggregate Bond Index  . . . . . . . . .   11.63%      6.51%
Conservative Strategy Composite Index#  . . . . . . . .    6.29%      7.01%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on November 7, 1997.

 # The Conservative Strategy Composite Index is comprised of the following indices: 60% Merrill Lynch 1-2.99 Year Treasury Index, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 1000(R) Index, 5% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index and 1% IFC Investable Composite Index.

                             MODERATE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    [LOGO]

                                1998    10.19%
                                1999     8.65%
                                2000     3.11%


                         BEST QUARTER: 6.82%   (4Q/98)
                         WORST QUARTER: (3.76)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                   -------  ------------
-------------------------------------------------------------------------------
Moderate Strategy Fund Class E  . . . . . . . . . . . .    3.11%       6.68%
Moderate Strategy Fund Class S  . . . . . . . . . . . .    3.30%       6.74%
Merrill Lynch 1-2.99 Year Treasury Index  . . . . . . .    8.00%       6.07%
Lehman Brothers Aggregate Bond Index  . . . . . . . . .   11.63%       6.81%
Russell 1000(R) Index . . . . . . . . . . . . . . . . .   (7.79)%     12.32%
Moderate Strategy Composite Index#  . . . . . . . . . .    3.54%       7.54%
-------------------------------------------------------------------------------

 * Commenced operations by issuing Class E Shares on October 2, 1997.

 # The Moderate Strategy Composite Index is comprised of the following indices: 33% Merrill Lynch 1-2.99 Year Treasury Index, 27% Lehman Brothers Aggregate Bond Index, 22% Russell 1000(R) Index, 9% Salomon Smith Barney BMI Ex-US, 5% NAREIT Equity REIT Index, 2% Russell 2500(TM) Index and 2% IFC Investable Composite Index.

                             BALANCED STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    [LOGO]

                                1998    11.66%
                                1999    11.80%
                                2000     0.36%


                         BEST QUARTER: 10.55%   (4Q/98)
                         WORST QUARTER: (7.15%)   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Balanced Strategy Fund Class E . . . . . . . . . . . .     0.36%       7.42%
Balanced Strategy Fund Class S . . . . . . . . . . . .     0.61%       7.50%
Lehman Brothers Aggregate Bond Index . . . . . . . . .    11.63%       6.81%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Balanced Strategy Composite Index# . . . . . . . . . .     0.86%       8.26%
-------------------------------------------------------------------------------

 * Commenced operations by issuing Class E Shares on September 16, 1997.

 # The Balanced Strategy Composite Index is comprised of the following indices: 41% Lehman Brothers Aggregate Bond Index, 32% Russell 1000 Index, 14% Salomon Smith Barney BMI Ex-US, 5% Russell 2500(TM) Index, 5% NAREIT Equity REIT Index and 3% IFC Investable Composite Index.

                            AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    [LOGO]

                                1998    11.69%
                                1999    17.95%
                                2000    (3.86)%


                         BEST QUARTER: 14.31%   (4Q/98)
                         WORST QUARTER: (11.56)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Aggressive Strategy Fund Class E . . . . . . . . . . .    (3.86)%      7.38%
Aggressive Strategy Fund Class S . . . . . . . . . . .    (3.59)%      7.47%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Lehman Brothers Aggregate Bond Index . . . . . . . . .    11.63%       6.81%
Aggressive Strategy Composite Index# . . . . . . . . .    (3.53)%      8.47%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on September 16, 1997.

 # The Aggressive Strategy Composite Index is comprised of the following indices: 42% Russell 1000 Index, 19% Salomon Smith Barney BMI Ex-US, 18% Lehman Brothers Aggregate Bond Index, 11% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                        EQUITY AGGRESSIVE STRATEGY FUND

                              Annual Total Returns
                       (for the years ended December 31)
                                    Class E

                                    [LOGO]

                                1998    13.75%
                                1999    21.96%
                                2000    (6.83)%


                         BEST QUARTER: 17.69%   (4Q/98)
                         WORST QUARTER: (14.03)%   (3Q/98)



AVERAGE ANNUAL TOTAL RETURNS                                          SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2000                   1 YEAR    INCEPTION*
---------------------------------------                  --------  ------------
-------------------------------------------------------------------------------
Equity Aggressive Strategy Fund Class E  . . . . . . .    (6.83)%      7.39%
Equity Aggressive Strategy Fund Class S  . . . . . . .    (6.43)%      7.53%
Russell 1000(R) Index  . . . . . . . . . . . . . . . .    (7.79)%     12.32%
Salomon Smith Barney BMI Ex-US Index . . . . . . . . .   (12.04)%      6.47%
Equity Aggressive Strategy Composite Index#  . . . . .    (7.08)%      9.23%
-------------------------------------------------------------------------------


 * Commenced operations by issuing Class E Shares on September 30, 1997.

 # The Equity Aggressive Strategy Composite Index is comprised of the following indices: 60% Russell 1000 Index, 20% Salomon Smith Barney BMI Ex-US, 10% Russell 2500(TM) Index, 5% IFC Investable Composite Index and 5% NAREIT Equity REIT Index.

                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)


                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS       CHARGE (LOAD)    FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
All Funds, Classes E and S . . . . . .       None            None            None           None        None





                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                   OTHER EXPENSES   TOTAL GROSS                     TOTAL NET
                                    (REFLECTING     ANNUAL FUND    FEE WAIVERS     ANNUAL FUND
                        ADVISORY     SHAREHOLDER     OPERATING     AND EXPENSE      OPERATING
                          FEE      SERVICING FEES)   EXPENSES    REIMBURSEMENTS#    EXPENSES*
                        --------  ----------------  -----------  ----------------   -----------
CLASS E SHARES**
 Conservative Strategy
 Fund . . . . . . . .    0.20%         0.25%           0.45%         (0.20)%          0.25%
 Moderate Strategy
 Fund . . . . . . . .    0.20%         0.25%           0.45%         (0.20)%          0.25%
 Balanced Strategy
 Fund . . . . . . . .    0.20%         0.25%           0.45%         (0.20)%          0.25%
 Aggressive Strategy
 Fund . . . . . . . .    0.20%         0.25%           0.45%         (0.20)%          0.25%
 Equity Aggressive
 Strategy Fund  . . .    0.20%         0.25%           0.45%         (0.20)%          0.25%
CLASS S SHARES
 Conservative Strategy
 Fund . . . . . . . .    0.20%         0.00%           0.20%         (0.20)%          0.00%
 Moderate Strategy
 Fund . . . . . . . .    0.20%         0.00%           0.20%         (0.20)%          0.00%
 Balanced Strategy
 Fund . . . . . . . .    0.20%         0.00%           0.20%         (0.20)%          0.00%
 Aggressive Strategy
 Fund . . . . . . . .    0.20%         0.00%           0.20%         (0.20)%          0.00%
 Equity Aggressive
 Strategy Fund  . . .    0.20%         0.00%           0.20%         (0.20)%          0.00%


 * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

 ** " Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 # FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for each Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.


DIRECT EXPENSES

  No direct operating expenses will be borne by any Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by each Fund or its appropriate Classes of Shares.

  A Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.

INDIRECT EXPENSES

  Shareholders in a Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Funds may invest (based on information as of October 31, 2000).

  As explained at the beginning of this Prospectus, each Fund intends to invest in some, but not all, of the Underlying Funds.


                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                          ---------------------
Diversified Equity Fund . . . . . . . . . . . . . . . .           0.94%
Special Growth Fund . . . . . . . . . . . . . . . . . .           1.21%
Quantitative Equity Fund  . . . . . . . . . . . . . . .           0.92%
International Securities Fund . . . . . . . . . . . . .           1.29%
Diversified Bond Fund . . . . . . . . . . . . . . . . .           0.62%
Short Term Bond Fund  . . . . . . . . . . . . . . . . .           0.52%
Multistrategy Bond Fund . . . . . . . . . . . . . . . .           0.87%
Real Estate Securities Fund . . . . . . . . . . . . . .           1.16%
Emerging Markets Fund . . . . . . . . . . . . . . . . .           1.92%


  Based on these expense ratios, the total direct and indirect operating expense ratios of each Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                             CLASS E   CLASS S
                                                             -------   -------
Conservative Strategy Fund . . . . . . . . . . . . . . . .    0.92%     0.67%
Moderate Strategy Fund . . . . . . . . . . . . . . . . . .    1.03%     0.78%
Balanced Strategy Fund . . . . . . . . . . . . . . . . . .    1.20%     0.95%
Aggressive Strategy Fund . . . . . . . . . . . . . . . . .    1.33%     1.08%
Equity Aggressive Strategy Fund  . . . . . . . . . . . . .    1.34%     1.09%


  Each Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of a Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of a Fund.


Example

  This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                           1 YEAR  3 YEARS  5 YEARS   10 YEARS
                                           ------  -------  -------  ----------
CLASS E SHARES:
 Conservative Strategy Fund  . . . . . .    $ 94    $336     $597      $1,344
 Moderate Strategy Fund  . . . . . . . .     105     370      656       1,471
 Balanced Strategy Fund  . . . . . . . .     122     423      747       1,663
 Aggressive Strategy Fund  . . . . . . .     135     463      815       1,806
 Equity Aggressive Strategy Fund . . . .     136     466      820       1,817
CLASS S SHARES:
 Conservative Strategy Fund  . . . . . .    $ 68    $257     $462      $1,053
 Moderate Strategy Fund  . . . . . . . .      80     292      522       1,183
 Balanced Strategy Fund  . . . . . . . .      97     346      615       1,381
 Aggressive Strategy Fund  . . . . . . .     110     387      684       1,529
 Equity Aggressive Strategy Fund . . . .     111     390      689       1,540

                        SUMMARY COMPARISON OF THE FUNDS

  The investment objectives of the Funds are summarized below in a chart that illustrates the degree to which each Fund seeks to obtain capital appreciation, income, and stability of principal:


                                      CAPITAL                   POSSIBILITY OF
               FUND                 APPRECIATION    INCOME       FLUCTUATION
----------------------------------  ------------  -----------  --------------
Conservative Strategy Fund. . . .   Low           High         Low
Moderate Strategy Fund. . . . . .   Moderate      High         Moderate
Balanced Strategy Fund. . . . . .   Moderate      Moderate     Moderate
Aggressive Strategy Fund. . . . .   High          Low          High
Equity Aggressive Strategy Fund .   High          Low          High

  The allocation of each Fund's investment in the Underlying Funds is illustrated by the following charts:

                                   PIE GRAPH
                        Equity Aggressive Strategy Fund
                     Emerging Markets                    5%
                     Real Estate Securities              5%
                     Special Growth                     10%
                     International Securities           20%
                     Quantitative Equity                30%
                     Diversified Equity                 30%

                                   PIE GRAPH
                           Aggressive Strategy Fund
                     Emerging Markets                    5%
                     Real Estate Securities              5%
                     Special Growth                     11%
                     Multistrategy Bond                 18%
                     International Securities           19%
                     Quantitative Equity                21%
                     Diversified Equity                 21%

                                   PIE GRAPH
                            Balanced Strategy Fund
                     Emerging Markets                    3%
                     Real Estate Securities              5%
                     Special Growth                      5%
                     International Securities           14%
                     Multistrategy Bond                 16%
                     Quantitative Equity                16%
                     Diversified Equity                 16%
                     Diversified Bond                   25%

                                   PIE GRAPH
                            Moderate Strategy Fund
                     Emerging Markets                    2%
                     Special Growth                      2%
                     Real Estate Securities              5%
                     International Securities            9%
                     Quantitative Equity                11%
                     Diversified Equity                 11%
                     Diversified Bond                   27%
                     Short Term Bond                    33%

                                   PIE GRAPH
                          Conservative Strategy Fund
                     Emerging Markets                    1%
                     Real Estate Securities              5%
                     International Securities            5%
                     Diversified Equity                  5%
                     Quantitative Equity                 6%
                     Diversified Bond                   18%
                     Short Term Bond                    60%

                            THE PURPOSE OF THE FUNDS
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Funds' advisor or distributor ("Financial Intermediaries"). Each Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  Each Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. Each Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program suited to meet the investor's individual needs. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

  Each Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

                 MANAGEMENT OF THE FUNDS AND UNDERLYING FUNDS

   The Funds' and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, management over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was establishment in 1982 to serve as the investment management arm of Russell.

   Russell, which acts as consultant to the Funds and Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Funds and Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

   Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

   FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.

   Ernest Ankrim, Randal Burge and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of each Fund within its target allocation strategy percentages.

   FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

   . Randall P. Lert, who has been Chief Investment Officer of FRIMco since June
     1989.

   . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for
     FRIMCo since January, 2001. From 1995 to January, 2001, Dr.Ankrim was Director of Portfolio Research for FRIMCo.

   . Randal C. Burge, who has been Director of Global Fixed Income since January
     2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

   . Jean Carter, who has been Director of Global Equities since January 2000.
     From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

   . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
     Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.

   . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
     From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

   . Ann Dugan, who has been a Portfolio Manager of FRIMCo since January 1998.
     From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

   . Jeffrey T. Hussey, who has been a Portfolio Manager for FRIMCo since June
     2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
     FRIMCo.

   . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
     Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of each Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for each Fund through February 28, 2002.

  In addition to the advisory and administrative fees payable by the Funds, the Funds will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Funds invest. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Funds. While a shareholder of a Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Funds. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

  The aggregate annual rate of the advisory and administrative fees, payable to FRIMCo monthly on a pro rata basis, are the following percentages of the average daily net assets of each Underlying Fund: Diversified Equity Fund 0.78%, Special Growth Fund 0.95%, Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Diversified Bond Fund 0.45%, Short Term Bond Fund 0.50%, Multistrategy Bond Fund 0.65%, Real Estate Securities Fund 0.85% and Emerging Markets Fund 1.20%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.



                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives,
restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                 INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

  The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because each Fund invests in the Underlying Funds, investors in each Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets each Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/ 627-7001).


DIVERSIFIED EQUITY FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide income and capital growth by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SPECIAL GROWTH FUND
-------------------

   INVESTMENT OBJECTIVE

To maximize total return primarily through capital appreciation and assuming a higher level of volatility than the Diversified Equity Fund.

   PRINCIPAL INVESTMENT STRATEGIES

The Special Growth Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization, the Fund generally defines medium and small capitalization stocks as stocks of all but the largest 500 companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


DIVERSIFIED BOND FUND
---------------------

   INVESTMENT OBJECTIVE

To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Diversified Bond Fund invests primarily in investment grade fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


SHORT TERM BOND FUND
--------------------

   INVESTMENT OBJECTIVE

The preservation of capital and the generation of current income consistent with preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

   PRINCIPAL INVESTMENT STRATEGIES

The Short Term Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The duration of the Fund's portfolio typically ranges within 15% of the duration of the Merrill Lynch 1-2.99 Year Treasury Index, which was 1.58 years as of December 31, 2000, but may vary up to 50% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund may invest up to 10% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Merrill Lynch 1-2.99 Years Treasury Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


MULTISTRATEGY BOND FUND
-----------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios.

   PRINCIPAL INVESTMENT STRATEGIES

The Multistrategy Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds debt securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar denominated. From time to time, the Fund may invest in municipal debt obligations.

The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.76 years as of December 31, 2000, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may enter into interest rate futures contracts, options on such futures contracts and interest rate swaps (i.e., agreements to exchange the Fund's rights to receive certain interest payments) as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


REAL ESTATE SECURITIES FUND
---------------------------

   INVESTMENT OBJECTIVE

To generate a high level of total return through above average current income while maintaining the potential for capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of issuers whose value is derived primarily from development, management and market pricing of underlying real estate properties.

The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. REITs may be composed of anywhere from two to over 1,000 properties. The Fund may also invest in equity and debt securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Funds, like any investment, has risks. The value of each Fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Funds and Underlying Funds most likely to be affected by the risk. Other Funds and Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds and Underlying Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.


RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------
MULTI-MANAGER APPROACH  The investment styles           All Funds
                        employed by a Fund's money
                        managers may not be             (All Underlying Funds)
                        complementary. The interplay
                        of the various strategies
                        employed by a Fund's multiple
                        money managers may result in
                        a Fund holding a
                        concentration of certain
                        types of securities. This
                        concentration may be
                        beneficial or detrimental to
                        a Fund's performance
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.


EQUITY SECURITIES       The value of equity securities  Equity Aggressive
                        will rise and fall in response  Strategy
                        to the activities of the        Aggressive Strategy
                        company that issued the stock,  Balanced Strategy
                        general market conditions and/  Moderate Strategy
                        or economic conditions.
                                                        (Underlying Funds:
                                                        Diversified Equity
                                                        Special Growth
                                                        Quantitative Equity
                                                        International Securities
                                                        Emerging Markets)


  .   Value Stocks      Investments in value stocks     Equity Aggressive
                        are subject to risks that       Strategy
                        (i) their intrinsic values      Aggressive Strategy
                        may never be realized by the    Balanced Strategy
                        market or (ii) such stock may   Moderate Strategy
                        turn out not to have been
                        undervalued.
                                                        (Underlying Funds:
                                                        Diversified Equity
                                                        Special Growth
                                                        Quantitative Equity
                                                        International
                                                        Securities)


  .  Growth Stocks      Growth company stocks may       Equity Aggressive
                        provide minimal dividends       Strategy
                        which could otherwise cushion   Aggressive Strategy
                        stock prices in a market        Balanced Strategy
                        decline. The value of growth    Moderate Strategy
                        company stocks may rise and
                        fall significantly based, in    (Underlying Funds:
                        part, on investors'             Diversified Equity
                        perceptions of the company,     Special Growth
                        rather than on fundamental      International
                        analysis of the stocks.         Securities)

  . Market-Oriented     Market-oriented investments    Equity Aggressive
    Investments         are generally subject to the   Strategy
                        risks associated with growth   Aggressive Strategy
                        and value stocks.              Balanced Strategy
                                                       Moderate Strategy

                                                       (Underlying Funds:
                                                       Diversified Equity
                                                       Special Growth
                                                       Quantitative Equity
                                                       International
                                                       Securities)


  . Securities of       Investments in smaller         Equity Aggressive
    Small               companies may involve greater  Strategy
    Capitalization      risks because these companies  Aggressive Strategy
    Companies           generally have a limited       Balanced Strategy
                        track record. Smaller          Moderate Strategy
                        companies often have narrower
                        markets and more limited       (Underlying Fund:
                        managerial and financial       Special Growth)
                        resources than larger, more
                        established companies. As a
                        result, their performance can
                        be more volatile, which may
                        increase the volatility of a
                        Fund's portfolio.


FIXED-INCOME            Prices of fixed-income          Balanced Strategy
SECURITIES              securities rise and fall in     Moderate Strategy
                        response to interest rate       Conservative Strategy
                        changes. Generally, when
                        interest rates rise, prices of  (Underlying Funds:
                        fixed-income securities fall.   Diversified Bond
                        The longer the duration of the  Multistrategy Bond
                        security, the more sensitive    Short Term Bond)
                        the security is to this risk.
                        A 1% increase in interest
                        rates would reduce the value
                        of a $100 note by
                        approximately one dollar if it
                        had a one-year duration, but
                        would reduce its value by
                        approximately fifteen dollars
                        if it had a 15-year duration.
                        There is also a risk that one
                        or more of the securities will
                        be downgraded in credit rating
                        or go into default.
                        Lower-rated bonds generally
                        have higher credit risks.


  . Non-Investment      Although lower rated debt       Aggressive Strategy
    Grade Fixed-Income  securities generally offer a    Balanced Strategy
    Securities          higher yield than higher rated
                        debt securities, they involve   (Underlying Funds:
                        higher risks. They are          Multistrategy Bond
                        especially subject to:          Short Term Bond)

                          . Adverse changes in general
                            economic conditions and in
                            the industries in which
                            their issuers are engaged,

                          . Changes in the financial
                            condition of their issuers
                            and

                          . Price fluctuations in
                            response to changes in
                            interest rates.

                        As a result, issuers of lower
                        rated debt securities are more
                        likely than other issuers to
                        miss principal and interest
                        payments or to default which
                        could result in a loss to a
                        Fund.

INTERNATIONAL           A Fund's return and net asset  Equity Aggressive
SECURITIES              value may be significantly     Strategy
                        affected by political or       Aggressive Strategy
                        economic conditions and        Balanced Strategy
                        regulatory requirements in a
                        particular country. Non-US     (Underlying Funds:
                        markets, economies and         International Securities
                        political systems may be less  Multistrategy Bond
                        stable than US markets, and    Emerging Markets
                        changes in exchange rates of   Short Term Bond)
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.


  . Non-US Debt         A Fund's non-US debt            Aggressive Strategy
    Securities          securities are typically        Balanced Strategy
                        obligations of sovereign
                        governments and corporations.   (Underlying Funds:
                        These securities are            Multistrategy Bond
                        particularly subject to a risk  Short Term Bond)
                        of default from political
                        instability.


  . Emerging Market     Investments in emerging or      (Underlying Fund:
    Countries           developing markets involve      Emerging Markets)
                        exposure to economic structures
                        that are generally less diverse
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.


  . Instruments of US   Non-US corporations and banks   Balanced Strategy
    and Foreign Banks   issuing dollar denominated      Moderate Strategy
    and Branches and    instruments in the US are not   Conservative Strategy
    Foreign             necessarily subject to the
    Corporations,       same regulatory requirements    (Underlying Funds:
    Including Yankee    that apply to US corporations   Diversified Bond
    Bonds               and banks, such as accounting,  Multistrategy Bond
                        auditing and recordkeeping      Short Term Bond)
                        standards, the public
                        availability of information
                        and, for banks, reserve
                        requirements, loan limitations
                        and examinations. This
                        increases the possibility that
                        a non-US corporation or bank
                        may become insolvent or
                        otherwise unable to fulfill
                        its obligations on these
                        instruments.


DERIVATIVES (E.G.       If a Fund incorrectly           Balanced Strategy
FUTURES CONTRACTS,      forecasts interest rates in     Moderate Strategy
OPTIONS ON FUTURES,     using derivatives, the Fund     Conservative Strategy
INTEREST RATE SWAPS)    could lose money. Price
                        movements of a futures          (Underlying Funds:
                        contract, option or structured  Diversfied Bond
                        note may not be identical to    Multistrategy Bond
                        price movements of portfolio    Short Term Bond)
                        securities or a securities
                        index resulting in the risk
                        that, when a Fund buys a
                        futures contract or option as
                        a hedge, the hedge may not be
                        completely effective.

REAL ESTATE SECURITIES  Just as real estate values go    (Underlying Fund:
                        up and down, the value of the    Real Estate Securities)
                        securities of companies
                        involved in the industry, and
                        in which a Fund invests, also
                        fluctuates. A Fund that
                        invests in real estate
                        securities is also subject to
                        the risks associated with
                        direct ownership of real
                        estate. Additional risks
                        include declines in the value
                        of real estate, changes in
                        general and local economic
                        conditions, increases in
                        property taxes and changes in
                        tax laws and interest rates.
                        The value of securities of
                        companies that service the
                        real estate industry may also
                        be affected by such risks.


  .   REITs             REITs may be affected by         (Underlying Fund:
                        changes in the value of the      Real Estate Securities)
                        underlying properties owned by
                        the REITs and by the quality of
                        any credit extended. Moreover,
                        the underlying portfolios of
                        REITs may not be diversified,
                        and therefore are subject to
                        the risk of financing a single
                        or a limited number of
                        projects. REITs are also
                        dependent upon management
                        skills and are subject to heavy
                        cash flow dependency, defaults
                        by borrowers, self-liquidation
                        and the possibility of failing
                        either to qualify for tax-free
                        pass through of income under
                        federal tax laws or to maintain
                        their exemption from certain
                        federal securities laws.


MUNICIPAL OBLIGATIONS   Municipal obligations are        Balanced Strategy
                        affected by economic, business   Moderate Strategy
                        or political developments.       Conservative Strategy
                        These securities may be subject
                        to provisions of litigation,     (Underlying Funds:
                        bankruptcy and other laws        Diversified Bond
                        affecting the rights and         Multistrategy Bond
                        remedies of creditors, or may    Short Term Bond)
                        become subject to future laws
                        extending the time for payment
                        of principal and/or interest,
                        or limiting the rights of
                        municipalities to levy taxes.


REPURCHASE AGREEMENTS   Under a repurchase agreement, a  (Underlying Funds:
                        bank or broker sells securities  Diversified Bond
                        to a Fund and agrees to          Short Term Bond
                        repurchase them at the Fund's    Multistrategy Bond)
                        cost plus interest. If the
                        value of the securities
                        declines and the bank or broker
                        defaults on its repurchase
                        obligation, a Fund could incur
                        a loss.



EXPOSING LIQUIDITY      By exposing its liquidity      All Funds
RESERVES TO EQUITY      reserves to an equity market,
MARKETS                 principally by use of equity   (Underlying Funds:
                        index futures but also by use  Diversified Equity
                        of exchange traded and         Special Growth
                        over-the-counter options and   Quantitative Equity
                        equity index swaps, a Fund's   International Securities
                        performance tends to           Real Estate Securities
                        correlate more closely to the  Emerging Markets)
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.

SECURITIES LENDING    If a borrower of a Fund's        (All Underlying Funds)
                      securities fails financially,
                      the Fund's recovery of the
                      loaned securities may be
                      delayed or the Fund may lose
                      its rights to the collateral
                      which could result in a loss to
                      a Fund.





                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for each Fund on a quarterly basis, with payment being made in April, July, October and December.


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by a Fund as of October 31 of the current fiscal year. A Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

  In addition, each Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, each Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of a Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check a Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Funds at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from a Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by a Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Funds make no representation as to the amount or variability of each Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  By law, a Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN A FUND.

  Additional information on these and other tax matters relating to each Fund and its shareholders is included in the section entitled "Taxes" in the Funds' Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. Each Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


  The determination is made by appraising each Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.



              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

  The Funds offer multiple Classes of Shares: Class C Shares, Class D Shares, Class E Shares and Class S Shares.

     Class C Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder services plan, the Class C Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class C Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class D Shares participate in the Funds' Rule 12b-1 distribution plan and in the Funds' shareholder services plan. Under the distribution plan, the Class D Shares pay distribution fees of 0.25% annually for the sale and distribution of Class D Shares. Under the shareholder services plan, the Class D Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class D shareholders. Because both of these fees are paid out of the Class D Share assets on an ongoing basis, over time these fees will increase the cost of an investment in Class D Shares of the Funds, and the distribution fee may cost an investor more than paying other types of sales charges.

     Class E Shares participate in the Funds' shareholder services plan. Under the shareholder services plan, the Class E Shares pay shareholder services fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder services fees are paid out of the Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     Class S Shares do not participate in either the Funds' distribution plan or the Funds' shareholder services plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class E and Class S Shares, there is a $2,500 required minimum investment for each account in each Fund.

  Each Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Funds' Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Funds or their transfer agent. Financial Intermediaries may receive shareholder servicing compensation with respect to Class E Shares of the Funds.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Funds are open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." Each Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Funds of your order. You will be responsible for any resulting loss to a Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.


BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."

BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Funds' Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Funds' Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in a Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You must make a separate transfer for each Fund in which you purchase Shares. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  Each Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary you may exchange Shares you own for Shares of any other Fund offered by this Prospectus on the basis of the current net asset value per Share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after a Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as each Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the appropriate Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by a Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to a Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Funds, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Funds are open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by a Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered, or through the Systematic Withdrawal Program described below.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Funds offer a systematic withdrawal program which allows you to redeem your Shares and receive regular payments from your account on a monthly, quarterly, semiannual or annual basis. If you would like to establish a systematic withdrawal program, please complete the proper section of the account application and indicate how you would like to receive your payments. You will generally receive your payment by the end of the month in which a payment is scheduled. When you redeem your Shares under a systematic withdrawal program, it is a taxable transaction.

  You may choose to have the payments mailed to you or directed to your bank account by ACH transfer. You may discontinue the systematic withdrawal program, or change the amount and timing of withdrawal payments by contacting your Financial Intermediary.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Funds held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, a Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Funds, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Funds receive a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after a Fund receives your redemption request. Each Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed
Common                                      by each shareholder, exactly as the
                                            names appear in the account registration.

UGMA or UTMA (custodial accounts for        Written instructions must be signed
minors)                                     by the custodian in his/her capacity as it
                                            appears in the account registration.

Corporation, Association                    Written instructions must be signed
                                            by authorized person(s), stating his/her
                                            capacity as indicated by corporate resolution
                                            to act on the account and a copy of the
                                            corporate resolution, certified within the
                                            past 90 days, authorizing the signer to act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed
Plan                                        by all trustees. If the name of the
                                            trustee(s) does not appear in the account
                                            registration, please provide a copy of the
                                            trust document certified within the last 60 days.

Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  Each Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  A Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Funds, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. Each Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Funds' financial performance for the past five years (or, if a Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.


CONSERVATIVE STRATEGY FUND--CLASS E SHARES



                                                     YEAR ENDED DECEMBER 31,
                                                    --------------------------
                                           2000*     1999      1998      1997**
                                          --------  --------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD  .   $ 10.14   $ 10.24   $  9.88    $10.00
                                          -------   -------   -------   -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) . .       .34       .49       .46       .07
 Net realized and unrealized gain (loss)      .10       .06       .29       .07
                                          -------   -------   -------   -------
  Total income from operations. . . . .       .44       .55       .75       .14
                                          -------   -------   -------   -------
DISTRIBUTIONS
 From net investment income . . . . . .      (.39)     (.60)     (.39)     (.10)
 From net realized gain . . . . . . . .        --      (.05)       --      (.16)
                                          -------   -------   -------   -------
  Total distributions . . . . . . . . .      (.39)     (.65)     (.39)     (.26)
                                          -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD  . . . .   $ 10.19   $ 10.14   $ 10.24    $ 9.88
                                          =======   =======   =======   =======
TOTAL RETURN (%)(c) . . . . . . . . . .      4.44      5.54      7.70      1.36
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . . .    14,076    16,875     4,411        23
 Ratios to average net assets (%):
  Operating expenses, net(d). . . . . .       .25       .25       .25       .25
  Operating expenses, gross(d)(e) . . .       .50       .50      2.50        --
  Net investment income (c) . . . . . .      3.40      4.76      4.41       .67
 Portfolio turnover rate (%). . . . . .     53.89    125.01    169.79        --


 * For the ten months ended October 31, 2000.

 ** For the period November 7, 1997 (commencement of operations) to December
   31, 1997.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

 (e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

CONSERVATIVE STRATEGY FUND--CLASS S SHARES



                                                                       2000*
                                                                      ---------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . . . . . .    $10.09
                                                                       ------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) . . . . . . . . . . . . . . . .       .37
 Net realized and unrealized gain (loss). . . . . . . . . . . . . .       .14
                                                                       ------
  Total income from operations. . . . . . . . . . . . . . . . . . .       .51
                                                                      -------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . . . . . . .      (.39)
                                                                       ------
  Total distributions . . . . . . . . . . . . . . . . . . . . . . .      (.39)
                                                                      -------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . . . . . .    $10.21
                                                                       ======
TOTAL RETURN (%)(c) . . . . . . . . . . . . . . . . . . . . . . . .      5.17
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . . . . . . .     2,643
 Ratios to average net assets (%):
  Operating Expenses, net(d). . . . . . . . . . . . . . . . . . . .       .00
  Operating Expenses, gross(d). . . . . . . . . . . . . . . . . . .       .25
  Net investment income(c). . . . . . . . . . . . . . . . . . . . .      3.71
 Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . .     53.89


 * For the period January 31, 2000 (commencement of sale) to October 31,
   2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Not annualized.

 (d) Annualized.

MODERATE STRATEGY FUND--CLASS E SHARES


                                                   YEAR ENDED DECEMBER 31,
                                                  --------------------------
                                         2000*     1999      1998      1997**
                                        --------  --------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD    $ 10.46   $ 10.15   $  9.61    $10.00
                                        -------   -------   -------   -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) .       .28       .40       .39       .07
 Net realized and unrealized gain
 (loss)***. . . . . . . . . . . . . .        --       .46       .57      (.08)
                                        -------   -------   -------   -------
  Total income from operations. . . .       .28       .86       .96      (.01)
                                        -------   -------   -------   -------
DISTRIBUTIONS
 From net investment income . . . . .      (.34)     (.46)     (.41)     (.14)
 From net realized gain . . . . . . .      (.20)     (.09)     (.01)     (.24)
                                        -------   -------   -------   -------
  Total distributions . . . . . . . .      (.54)     (.55)     (.42)     (.38)
                                        -------   -------   -------   -------
NET ASSET VALUE, END OF PERIOD  . . .   $ 10.20   $ 10.46   $ 10.15    $ 9.61
                                        =======   =======   =======   =======
TOTAL RETURN (%)(c) . . . . . . . . .      2.81      8.65     10.19      (.06)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . .    49,818    45,350    18,573       385
 Ratios to average net assets (%):
  Operating Expenses, net(d). . . . .       .25       .25       .25       .25
  Operating Expenses, gross(d)(e) . .       .50       .50       .94        --
  Net investment income(c). . . . . .      2.77      3.87      3.71      1.01
 Portfolio turnover rate (%). . . . .     39.55    120.04    175.58      9.66


 * For the ten months ended October 31, 2000.

 ** For the period October 2, 1997 (commencement of operations) to December
    31, 1997.

 *** Less than $.01 per share for the period ended October 31, 2000.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

 (e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

MODERATE STRATEGY FUND--CLASS S SHARES



                                                                       2000*
                                                                      ---------
NET ASSET VALUE, BEGINNING OF PERIOD  . . . . . . . . . . . . . . .    $10.27
                                                                       ------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) . . . . . . . . . . . . . . . .       .29
 Net realized and unrealized gain (loss). . . . . . . . . . . . . .       .19
                                                                       ------
  Total income from operations. . . . . . . . . . . . . . . . . . .       .48
                                                                       ------
DISTRIBUTIONS
 From net investment income . . . . . . . . . . . . . . . . . . . .      (.34)
 From net realized gain . . . . . . . . . . . . . . . . . . . . . .      (.20)
  Total distributions . . . . . . . . . . . . . . . . . . . . . . .      (.54)
                                                                       ------
NET ASSET VALUE, END OF PERIOD  . . . . . . . . . . . . . . . . . .    $10.21
                                                                       ======
TOTAL RETURN (%)(c) . . . . . . . . . . . . . . . . . . . . . . . .      4.09
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands) . . . . . . . . . . . . .     7,584
 Ratios to average net assets (%):
  Operating expenses, net(d). . . . . . . . . . . . . . . . . . . .       .00
  Operating expenses, gross(d). . . . . . . . . . . . . . . . . . .       .25
  Net investment income(c). . . . . . . . . . . . . . . . . . . . .      3.12
 Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . .     39.55


 * For the period February 1, 2000 (commencement of sale) to October 31,
   2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Not annualized.

 (d) Annualized.

BALANCED STRATEGY FUND--CLASS E SHARES


                                                   YEAR ENDED DECEMBER 31,
                                                 ----------------------------
                                       2000*       1999       1998      1997**
                                      ---------  ---------  ---------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD  $  10.74   $  10.12   $   9.46    $10.00
                                      --------   --------   --------   -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b)        .21        .30        .31       .09
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . .       (.11)       .86        .78       .02
                                      --------   --------   --------   -------
  Total income from operations. . .        .10       1.16       1.09       .11
                                      --------   --------   --------   -------
DISTRIBUTIONS
 From net investment income . . . .       (.30)      (.42)      (.40)     (.24)
 From net realized gain . . . . . .       (.32)      (.12)      (.03)     (.41)
                                      --------   --------   --------   -------
  Total distributions . . . . . . .       (.62)      (.54)      (.43)     (.65)
                                      --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD  . .   $  10.22   $  10.74   $  10.12    $ 9.46
                                      ========   ========   ========   =======
TOTAL RETURN (%)(c) . . . . . . . .       1.04      11.80      11.66      1.04
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . .    296,435    295,542    161,108     3,554
 Ratios to average net assets
 (%)(c):
  Operating Expenses, net(d). . . .        .25        .25        .25       .25
  Operating Expenses, gross(d)(e) .        .50        .50        .61        --
  Net investment income(c). . . . .       2.02       2.89       3.05      1.30
 Portfolio turnover rate (%). . . .      31.70      64.63      78.85     29.58


 * For the ten months ended October 31, 2000.

 ** For the period September 16, 1997 (commencement of operations) to
    December 31, 1997.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized

 (d) The ratios for periods less than one year are annualized.

 (e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

BALANCED STRATEGY FUND--CLASS S SHARES



                                                                       2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.45
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . . . . . . .        .19
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .        .23
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .        .42
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.30)
 From net realized gain. . . . . . . . . . . . . . . . . . . . . .       (.32)
                                                                      -------
  Total distributions. . . . . . . . . . . . . . . . . . . . . . .       (.62)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 10.25
                                                                      =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . . . . . . .       4.09
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     36,898
 Ratios to average net assets (%):
  Operating Expenses, net(d) . . . . . . . . . . . . . . . . . . .        .00
  Operating Expenses, gross(d) . . . . . . . . . . . . . . . . . .        .25
  Net investment income(c) . . . . . . . . . . . . . . . . . . . .       2.05
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      31.70


 * For the period January 31, 2000 (commencement of sale) to October 31,
   2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Not annualized.

 (d) Annualized.

AGGRESSIVE STRATEGY FUND--CLASS E SHARES


                                                     YEAR ENDED DECEMBER 31,
                                                   ---------------------------
                                         2000*       1999      1998      1997**
                                        ---------  ---------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD    $  11.17   $   9.94   $  9.14    $10.00
                                        --------   --------   -------   -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b) .        .11        .18       .19       .10
 Net realized and unrealized gain
 (loss) . . . . . . . . . . . . . . .       (.28)      1.56       .87      (.11)
                                        --------   --------   -------   -------
  Total income from operations. . . .       (.17)      1.74      1.06      (.01)
                                        --------   --------   -------   -------
DISTRIBUTIONS
 From net investment income . . . . .       (.24)      (.35)     (.25)     (.31)
 From net realized gain . . . . . . .       (.38)      (.16)     (.01)     (.54)
                                        --------   --------   -------   -------
  Total distributions . . . . . . . .       (.62)      (.51)     (.26)     (.85)
                                        --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD  . . .   $  10.38   $  11.17   $  9.94    $ 9.14
                                        ========   ========   =======   =======
TOTAL RETURN (%)(c) . . . . . . . . .      (1.50)     17.95     11.69      (.19)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in
 thousands) . . . . . . . . . . . . .    193,351    167,677    62,188     5,307
 Ratios to average net assets (%):
  Operating Expenses, net(d). . . . .        .25        .25       .25       .25
  Operating Expenses, gross(d)(e) . .        .50        .50       .66        --
  Net investment income(c). . . . . .       1.04       1.73      1.88       .97
 Portfolio turnover rate (%). . . . .      40.57      71.44     93.08     56.88


 * For the ten months ended October 31, 2000.

 ** For the period September 16, 1997 (commencement of operations) to
    December 31, 1997.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

 (e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

AGGRESSIVE STRATEGY FUND--CLASS S SHARES



                                                                       2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.82
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . . . . . . .        .11
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .        .09
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .        .20
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.23)
 From net realized gain. . . . . . . . . . . . . . . . . . . . . .       (.38)
                                                                      -------
  Total distributions. . . . . . . . . . . . . . . . . . . . . . .       (.61)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 10.41
                                                                      =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . . . . . . .       1.59
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     35,585
 Ratios to average net assets (%):
  Operating Expenses, net(d) . . . . . . . . . . . . . . . . . . .        .00
  Operating Expenses, gross(d) . . . . . . . . . . . . . . . . . .        .25
  Net investment income(c) . . . . . . . . . . . . . . . . . . . .       1.15
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      40.57


 * For the period February 1, 2000 (commencement of sale) to October 31,
   2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Not annualized.

 (d) Annualized.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS E SHARES


                                                            YEAR ENDED DECEMBER 31,
                                                          ---------------------------
                                                2000*       1999      1998      1997**
                                               ---------  ---------  --------  ---------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .   $  11.39   $   9.80   $  8.83    $10.00
                                               --------   --------   -------   -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . .        .03        .10       .03      .09
 Net realized and unrealized gain (loss) . .       (.35)      2.00      1.18     (.33)
                                               --------   --------   -------   -------
  Total income from operations . . . . . . .       (.32)      2.10      1.21     (.24)
                                               --------   --------   -------   -------
DISTRIBUTIONS
 From net investment income. . . . . . . . .       (.18)      (.35)     (.19)    (.33)
 From net realized gain. . . . . . . . . . .       (.61)      (.16)     (.05)    (.60)
                                               --------   --------   -------   -------
  Total distributions. . . . . . . . . . . .       (.79)      (.51)     (.24)    (.93)
                                               --------   --------   -------   -------
NET ASSET VALUE, END OF PERIOD . . . . . . .   $  10.28   $  11.39   $  9.80    $ 8.83
                                               ========   ========   =======   =======
TOTAL RETURN (%)(c). . . . . . . . . . . . .      (2.75)     21.96     13.75    (2.42)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). .    190,273    202,066    91,459    2,985
 Ratios to average net assets (%):
  Operating Expenses, net(d) . . . . . . . .        .25        .25       .25      .25
  Operating Expenses, gross(d)(e). . . . . .        .50        .50       .62       --
  Net investment income(c) . . . . . . . . .        .24        .99       .28      .45
 Portfolio turnover rate (%) . . . . . . . .      58.41      76.20     73.95    48.30


 * For the ten months ended October 31, 2000.

 ** For the period September 30, 1997 (commencement of operations) to
    December 31, 1997.

 (a) For the periods subsequent to December 31, 1997, average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Periods less than one year are not annualized.

 (d) The ratios for periods less than one year are annualized.

 (e) The ratios for the period ended December 31, 1997 is not meaningful due to the Class's short period of operation.

EQUITY AGGRESSIVE STRATEGY FUND--CLASS S SHARES



                                                                       2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.91
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . . . . . . .        .04
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .        .17
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .        .21
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.17)
 From net realized gain. . . . . . . . . . . . . . . . . . . . . .       (.61)
                                                                      -------
  Total distributions. . . . . . . . . . . . . . . . . . . . . . .       (.78)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $ 10.34
                                                                      =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . . . . . . .       1.93
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     25,524
 Ratios to average net assets (%):
  Operating Expenses, net(d) . . . . . . . . . . . . . . . . . . .        .00
  Operating Expenses, gross(d) . . . . . . . . . . . . . . . . . .        .25
  Net investment income(c) . . . . . . . . . . . . . . . . . . . .        .45
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      58.41


 * For the period January 31, 2000 (commencement of sale) to October 31,
   2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

 (c) Not annualized.

 (d) Annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

  This section identifies the money managers for the Underlying Funds in which the Funds invest.


                            DIVERSIFIED EQUITY FUND

  Alliance Capital Management L.P., 601 2nd Avenue South, Suite 5000,
     Minneapolis, MN 55402.

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.

  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Marsico Capital Management Company, LLC, 1200 17th Street, Suite 1300, Denver,
     CO 80202.

  MFS Institutional Advisors, Inc., 500 Boylston Street, Boston, MA 02116-3741.

  Peachtree Asset Management, One Peachtree Center, Suite 4500, 303 Peachtree
     Street N.E., Atlanta, GA 30308.

  Strong Capital Management, Inc., 100 Heritage Reserve, Menomonee Falls, WI
     53051.

  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.

  Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, PA
     19312.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.



                            QUANTITATIVE EQUITY FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                              SPECIAL GROWTH FUND


  CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
     Diego, CA 92101.


  David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY 10022.

  Delphi Management, Inc., 50 Rowes Wharf, Suite 440, Boston, MA 02110.

  GlobeFlex Capital, L.P., 4365 Executive Drive, Suite 720, San Diego, CA 92121.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.


  Sirach Capital Management, Inc., 520 Pike Street, Suite 2800, Seattle, WA
     98101.


  Suffolk Capital Management, Inc., 1633 Broadway, 40th Floor, New York, NY
     10019.


  TimesSquare Capital Management, Inc., Four Times Square, 25th Floor, New York,
     NY 10036.


  Westpeak Global Advisors, L.P., 1011 Walnut Street, Boulder, CO 80302.

                          REAL ESTATE SECURITIES FUND

  AEW Management and Advisors, L.P., 225 Franklin Street, Boston, MA 02110-2803.

  Cohen & Steers Capital Management, Inc., 757 Third Avenue, New York, NY 10017.

  Security Capital Global Capital Management Group Incorporated, 11 South
     LaSalle Street, 2nd Floor, Chicago, IL 60603.


                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.


                             DIVERSIFIED BOND FUND

  Lincoln Capital Management Company, 200 South Wacker Drive, Suite 2100,
     Chicago, IL 60606.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.



                            MULTISTRATEGY BOND FUND


  Lazard Asset Management (a division of Lazard Freres & Company LLC), 30
     Rockefeller Plaza, New York, NY 10112-6300.

  Morgan Stanley Investments LP, One Tower Bridge, W. Conshohocken, PA
     19428-2899.


  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.


  Standish Mellon Asset Management Company LLC, One Financial Center, Boston, MA
     02111.

                              SHORT TERM BOND FUND

  BlackRock Financial Management, Inc., 345 Park Ave., 29th Floor, New York, NY
     10154.

  Merganser Capital Management LP, One Cambridge Center, Suite 402, Cambridge,
     MA 02142-1611.

  Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
     360, P.O. Box 6430, Newport Beach, CA 92658-6430.

  STW Fixed Income Management, 200 East Carrillo Street, Suite 100, Santa
     Barbara, CA 93101-2143.

  WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and the SAI, and may request other information, by contacting your Financial Intermediary or the Funds at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and S Shares:
    Conservative Strategy Fund
    Moderate Strategy Fund
    Balanced Strategy Fund
    Aggressive Strategy Fund
    Equity Aggressive Strategy Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-090 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


------------------------------
TAX-MANAGED GLOBAL EQUITY FUND
------------------------------

Tax-Managed Global Equity Fund

PROSPECTUS

CLASS E AND S SHARES




DECEMBER __, 2001


909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS


Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective. . . . . . . . . . . . . . . . . . . . . . . .     1
    Principal Investment Strategies . . . . . . . . . . . . . . . . . .     1
    Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     3
The Purpose of the Fund -- Multi-Style, Multi-Manager Diversification .     5
Management of the Underlying Funds. . . . . . . . . . . . . . . . . . .     6
The Money Managers for the Underlying Funds . . . . . . . . . . . . . .     8
Investment Objective and Principal Investment Strategies of the
Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    18
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    19
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    19
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    20
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    21
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    22
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    23
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    23
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    25
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    26

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

  The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

  The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.


                        PRINCIPAL INVESTMENT STRATEGIES

  The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

  The Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

  The Fund intends to minimize its taxable distributions to shareholders in three ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

  . Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

  When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

  The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                               TAX-MANAGED
    UNDERLYING FUND                                         GLOBAL EQUITY FUND
    ---------------                                         ------------------
    Tax-Managed Large Cap Fund . . . . . . . . . . . . .           50%
    International Securities Fund  . . . . . . . . . . .           20%
    Tax-Managed Small Cap Fund . . . . . . . . . . . . .           15%
    Quantitative Equity Fund . . . . . . . . . . . . . .           10%
    Emerging Markets Fund  . . . . . . . . . . . . . . .            5%


  The Fund intends to be fully invested at all times. However, the Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). The Fund may invest its liquidity reserves in one or more FRIC money market funds.

  The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


DIVERSIFICATION

  The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.


                                PRINCIPAL RISKS

  You should consider the following factors before investing in the Fund:

  . An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

  . Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

  . The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

  . The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

  . The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

  . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  . The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

  . The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

  . The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

  . If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                  PERFORMANCE

  Because the Fund had not been in operation for a full calendar year as of the date of this Prospectus, its performance history and average annual returns are not included. Performance history and average annual total returns will be available for the Fund after it has been in operation for one calendar year.


                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                              MAXIMUM SALES
               MAXIMUM SALES   CHARGE (LOAD)
               CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                 PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
               -------------  --------------  ---------------  ----------  ----------
Class S  . .       None            None            None           None        None

                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                           OTHER
                          EXPENSES
                         (REFLECTING  TOTAL GROSS                      TOTAL NET
                         SHAREHOLDER  ANNUAL FUND    FEE WAIVERS      ANNUAL FUND
              ADVISORY    SERVICING    OPERATING     AND EXPENSE       OPERATING
                FEE        FEES)       EXPENSES    REIMBURSEMENTS#     EXPENSES*
              --------  ------------  -----------  ----------------  -------------
Class E**+...  0.20%       0.25%         0.45%         (0.20)%           0.25%
Class S......  0.20%       0.00%         0.20%         (0.20)%           0.00%


 * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

 ** " Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

 # FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

 + Annual operating expenses for Class E of the Fund are based on average net assets expected to be invested during the first 12 months of operations. During the course of that period, expenses may be more or less than the amounts shown.

DIRECT EXPENSES

  No direct operating expenses will be borne by the Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

  The Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.


INDIRECT EXPENSES

  Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2000).

                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                          ---------------------
Quantitative Equity Fund  . . . . . . . . . . . . . . .           0.92%
International Securities Fund . . . . . . . . . . . . .           1.29%
Emerging Markets Fund . . . . . . . . . . . . . . . . .           1.92%
Tax-Managed Large Cap Fund. . . . . . . . . . . . . . .           0.86%
Tax-Managed Small Cap Fund. . . . . . . . . . . . . . .           1.25%

  Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:

                                                             CLASS E   CLASS S
                                                             -------  ---------
Global Equity Fund . . . . . . . . . . . . . . . . . . . .    1.31%     1.06%


  The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.


Example

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS
                                                              ------  ---------
Class E. . . . . . . . . .. . . . . . . . . . . . . . . . .    $133     $457
Class S. . . . . . . . . .. . . . . . . . . . . . . . . . .     108      379

                            THE PURPOSE OF THE FUND
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

  The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:


                                   PIE GRAPH
                        Tax-Managed Global Equity Fund
                    Emerging Markets                    5%
                    Quantitative Equity                10%
                    Tax-Managed Small Cap Fund         15%
                    International Securities           20%
                    Tax-Managed Large Cap Fund         50%


  The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.


                       MANAGEMENT OF THE UNDERLYING FUNDS

  The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.


  Ernest Ankrim and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages.


  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.

  . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


  . Randal C. Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.

  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.


  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.

  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:

  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.

  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.

  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of the Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for the Fund through February 28, 2002.

  In addition to the advisory and administrative fees payable by the Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

  The annual rate of the advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of the average daily net assets of each Underlying Fund: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Small Cap Fund 1.03%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

  J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.


  Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                 INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

  The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


TAX-MANAGED LARGE CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.

Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.

Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

TAX-MANAGED SMALL CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Small Cap Fund invests primarily in equity securities of small capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.

Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------
MULTI-MANAGER APPROACH  The investment styles           Global Equity Fund
                        employed by a Fund's money
                        managers may not be             (Underlying Funds:
                        complementary. The interplay    Quantitative Equity
                        of the various strategies       International Securities
                        employed by a Fund's multiple   Emerging Markets)
                        money managers may result in
                        a Fund holding a
                        concentration of certain
                        types of securities. This
                        concentration may be
                        beneficial or detrimental to
                        a Fund's performance
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

TAX-SENSITIVE           A Fund's tax-managed equity     Global Equity Fund
MANAGEMENT              investment strategy may not
                        provide as high a return        (Underlying Funds:
                        before consideration of         Tax-Managed Large Cap
                        federal income tax              Tax-Managed Small Cap)
                        consequences as other mutual
                        funds. A tax-sensitive
                        investment strategy involves
                        active management and a Fund
                        may realize capital gains.
                        Additionally, this strategy
                        may not be fully implemented
                        in some situations. For
                        example, the Fund may not
                        have any capital losses to
                        offset capital gains.

EQUITY SECURITIES       The value of equity securities   Global Equity Fund
                        will rise and fall in response
                        to the activities of the         (All Underlying Funds)
                        company that issued the stock,
                        general market conditions and/
                        or economic conditions.

  . Value Stocks        Investments in value stocks are  Global Equity Fund
                        subject to risks that (i) their
                        intrinsic values may never be    (Underlying Funds:
                        realized by the market or (ii)   International Securities
                        such stock may turn out not to   Tax-Managed Large Cap
                        have been undervalued.           Tax-Managed Small Cap)

  . Growth Stocks       Growth company stocks may        Global Equity Fund
                        provide minimal dividends which
                        could otherwise cushion stock    (Underlying Funds:
                        prices in a market decline. The  International Securities
                        value of growth company stocks   Tax-Managed Large Cap
                        may rise and fall significantly  Tax-Managed Small Cap)
                        based, in part, on investors'
                        perceptions of the company,
                        rather than on fundamental
                        analysis of the stocks.



RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------
  . Market-Oriented     Market-oriented investments are  Global Equity Fund
    Investments         generally subject to the risks
                        associated with growth and       (Underlying Funds:
                        value stocks.                    Quantitative Equity
                                                         International Securities
                                                         Tax-Managed Large Cap
                                                         Tax-Managed Small Cap)

  . Securities of       Investments in smaller           Global Equity Fund
    Small               companies may involve greater
    Capitalization      risks because these companies    (Underlying Fund:
    Companies           generally have a limited         Tax-Managed Small Cap)
                        track record. Smaller
                        companies often have narrower
                        markets and more limited
                        managerial and financial
                        resources than larger, more
                        established companies. As a
                        result, their performance can
                        be more volatile, which may
                        increase the volatility of a
                        Fund's portfolio.

INTERNATIONAL           A Fund's return and net asset    Global Equity Fund
SECURITIES              value may be significantly
                        affected by political or         (Underlying Funds:
                        economic conditions and          International Securities
                        regulatory requirements in a     Emerging Markets)
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Emerging Market     Investments in emerging or        Global Equity Fund
    Countries           developing markets involve
                        exposure to economic structures   (Underlying Fund:
                        that are generally less diverse   Emerging Markets)
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

EXPOSING LIQUIDITY      By exposing its liquidity         Global Equity Fund
RESERVES TO EQUITY      reserves to an equity market,
MARKETS                 principally by use of equity      (Underlying Funds:
                        index futures but also by use     Quantitative Equity
                        of exchange traded and            International Securities
                        over-the-counter options and      Tax-Managed Large Cap
                        equity index swaps, a Fund's      Tax-Managed Small Cap
                        performance tends to              Emerging Markets)
                        correlate more closely to the
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.


RISK ASSOCIATED WITH            DESCRIPTION                  RELEVANT FUND
--------------------  --------------------------------  ---------------------
SECURITIES LENDING      If a borrower of a Fund's         Global Equity Fund
                        securities fails financially,
                        the Fund's recovery of the        (Underlying Funds:
                        loaned securities may be delayed  All Underlying Funds)
                        or the Fund may lose its rights
                        to the collateral which could
                        result in a loss to a Fund.

                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

  In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Fund at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Underlying Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

  By law, the Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

  Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of each Class of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


  The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

  Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/ amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.



              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

  The Fund offers multiple Classes of Shares: Class C Shares, Class E and Class S Shares.

     CLASS C SHARES participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

     CLASS E SHARES participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For each of the Class E and Class S Shares, there is a $2,500 required minimum initial investment for each account in the Fund.

  The Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Fund may receive administrative fees from the Fund or its transfer agent.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Fund is open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order. Under certain circumstances, such as retirement plan rollovers, you may also be able to purchase Shares directly from the Funds.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Fund of your order. You will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Fund's Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Fund's Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in the Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  The Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary, you may be able to exchange Shares you own for shares of another FRIC Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as the Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the

Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Fund is open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

  Because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Fund held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.

UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.

Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.

Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.

Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  The Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Fund, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Fund's financial performance for the past five years (or, if the Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request. No Class E Shares of the Fund were issued during the periods shown.


TAX MANAGED GLOBAL EQUITY FUND--CLASS S SHARES



                                                                       2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . . . . . . .        .01
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .       (.22)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .       (.21)
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.02)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  9.77
                                                                      =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . . . . . . .      (2.12)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .     26,802
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . . . . . . . . . . .        .00
  Operating expenses, gross(d) . . . . . . . . . . . . . . . . . .        .20
  Net investment income(c) . . . . . . . . . . . . . . . . . . . .        .06
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      44.04


 *   For the period February 1, 2000 (commencement of sale) to October 31,
     2000.

(a)  Average month-end shares outstanding were used for this calculation.

(b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

(c)  Not annualized.

(d)  Annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

  This section identifies the money managers for the Underlying Funds in which the Fund invests.


                           TAX-MANAGED LARGE CAP FUND


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                           TAX-MANAGED SMALL CAP FUND


  Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.



                            QUANTITATIVE EQUITY FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.

  WHEN CONSIDERING AN INVESTMENT IN THE FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. THE FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and of the SAI, and may request other information, by contacting your Financial Intermediary or the Fund at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class E and S Shares:
    Tax-Managed Global Equity Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-084 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                                                FRANK RUSSELL INVESTMENT COMPANY


------------------------------
TAX-MANAGED GLOBAL EQUITY FUND
------------------------------

Tax-Managed Global Equity Fund

PROSPECTUS

CLASS C SHARES




DECEMBER __, 2001

909 A STREET, TACOMA, WA 98402 . 800-787-7354 . 253-627-7001

As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                 [LOGO OF FRANK RUSSELL COMPANY]

                               TABLE OF CONTENTS



Risk/Return Summary . . . . . . . . . . . . . . . . . . . . . . . . . .     1
    Investment Objective. . . . . . . . . . . . . . . . . . . . . . . .     1
    Principal Investment Strategies . . . . . . . . . . . . . . . . . .     1
    Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . .     2
    Performance . . . . . . . . . . . . . . . . . . . . . . . . . . . .     3
    Fees and Expenses . . . . . . . . . . . . . . . . . . . . . . . . .     3
The Purpose of the Fund -- Multi-Style, Multi-Manager Diversification .     5
Management of the Underlying Funds. . . . . . . . . . . . . . . . . . .     6
The Money Managers for the Underlying Funds . . . . . . . . . . . . . .     8
Investment Objective and Principal Investment Strategies of the
Underlying Funds. . . . . . . . . . . . . . . . . . . . . . . . . . . .     9
Risks . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    16
Dividends and Distributions . . . . . . . . . . . . . . . . . . . . . .    18
Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    18
How Net Asset Value is Determined . . . . . . . . . . . . . . . . . . .    19
Distribution and Shareholder Servicing Arrangements . . . . . . . . . .    19
How to Purchase Shares. . . . . . . . . . . . . . . . . . . . . . . . .    20
Exchange Privilege. . . . . . . . . . . . . . . . . . . . . . . . . . .    21
How to Redeem Shares. . . . . . . . . . . . . . . . . . . . . . . . . .    22
Payment of Redemption Proceeds. . . . . . . . . . . . . . . . . . . . .    23
Written Instructions. . . . . . . . . . . . . . . . . . . . . . . . . .    23
Account Policies. . . . . . . . . . . . . . . . . . . . . . . . . . . .    24
Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . . . .    25
Money Manager Information . . . . . . . . . . . . . . . . . . . . . . .    26

                              RISK/RETURN SUMMARY


                              INVESTMENT OBJECTIVE

  The Fund seeks to achieve high, long-term capital appreciation on an after-tax basis, while recognizing the possibility of high fluctuations in year-to-year market values.

  The Fund, like all investments relying on long-term capital appreciation as a primary source of returns rather than on dividends or income, may be subject to wide fluctuations in market values from year to year.


                        PRINCIPAL INVESTMENT STRATEGIES

  The Frank Russell Investment Company ("FRIC") Tax-Managed Global Equity Fund (the "Fund") is a "fund of funds," and diversifies its assets by investing, at present, in the Class S Shares of several other FRIC funds (the "Underlying Funds"). The Fund seeks to achieve a specific investment objective by investing in different combinations of the Underlying Funds using a tax-efficient strategy described in more detail below.

  The Fund seeks to achieve its investment objectives while minimizing shareholder tax consequences arising from its portfolio management activities. In its attention to tax consequences of portfolio management, the Fund differs from most other fund-of-funds, which are managed to maximize pre-tax return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

  The Fund intends to minimize its taxable distributions to shareholders in three ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys shares of Underlying Funds with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated Underlying Fund, it seeks to minimize the resulting capital gains by first selling the shares for which it paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated Underlying Funds.

  . Third, the Fund allocates a portion of its assets to Underlying Funds that employ tax-efficient strategies.

  When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect its strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.

  The Fund allocates its assets by investing in shares of a diversified group of Underlying Funds. The Underlying Funds in which the Fund invests are shown in the table below. The Fund intends its strategy of investing in combinations of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.


                                                               TAX-MANAGED
    UNDERLYING FUND                                         GLOBAL EQUITY FUND
    ---------------                                         ------------------
    Tax-Managed Large Cap Fund . . . . . . . . . . . . .           50%
    International Securities Fund  . . . . . . . . . . .           20%
    Tax-Managed Small Cap Fund . . . . . . . . . . . . .           15%
    Quantitative Equity Fund . . . . . . . . . . . . . .           10%
    Emerging Markets Fund  . . . . . . . . . . . . . . .            5%


  The Fund intends to be fully invested at all times. However, the Fund, like all other mutual funds, may maintain liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests). The Fund may invest its liquidity reserves in one or more FRIC money market funds.

  The Fund can change the allocation of its assets among Underlying Funds at any time, if its investment advisor, Frank Russell Investment Management Company ("FRIMCo") believes that doing so would better enable the Fund to pursue its investment objective. From time to time, the Fund adjusts its investments within set limits based on FRIMCo's outlook for the economy, financial markets generally and relative market valuation of the asset classes represented by each Underlying Fund. Additionally, the Fund may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue the Fund's investment objective. However, the Fund expects that amounts it allocates to each Underlying Fund will generally vary only within 10% of the ranges specified in the table above.


DIVERSIFICATION

  The Fund is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of issuers (i.e., the Underlying Funds). Each of the Underlying Funds in which the Fund invests is a diversified investment company.


                                PRINCIPAL RISKS

  You should consider the following factors before investing in the Fund:

  . An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates, and you could lose money.

  . Since the assets of the Fund are invested primarily in shares of the Underlying Funds, the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. The Fund has no control over the Underlying Funds' investment strategies.

  . The policy of the Fund is to allocate its assets among the Underlying Funds within certain ranges. Therefore, the Fund may have less flexibility to invest than a mutual fund without such constraints.

  . The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. These risks include the risks associated with a multi-manager approach to investing, as well as those associated with investing in equity securities and international securities. For further detail on the risks summarized here, please refer to the section "Principal Risks."

  . The Fund's exposure, through the Underlying Funds, to international investments subjects the Fund to risks posed by political or economic conditions and regulatory requirements of a particular country which may be less stable or mature than in the US.

  . An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  . The officers and Trustees of the Fund presently serve as officers and Trustees of the Underlying Funds. FRIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and FRIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

  . The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 40l(k) plans.

  . The Fund's tax-managed equity investment strategy may not provide as high a return before consideration of federal income tax consequences as other mutual funds. Additionally, this strategy may not be fully implemented in some situations. For example, the Fund may not have any capital losses to offset capital gains.

  . If large shareholder redemptions occur unexpectedly, the Fund could be required to sell shares of appreciated Underlying Funds resulting in realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold shares of Underlying Funds that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

                                  PERFORMANCE

  Because the Fund had not been in operation for a full calendar year as of the date of this Prospectus, its performance history and average annual returns are not included. Performance history and average annual total returns will be available for the Fund after it has been in operation for one calendar year.


                               FEES AND EXPENSES

  The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                                        MAXIMUM SALES
                                         MAXIMUM SALES   CHARGE (LOAD)
                                         CHARGE (LOAD)    IMPOSED ON        MAXIMUM
                                          IMPOSED ON      REINVESTED     DEFERRED SALES  REDEMPTION   EXCHANGE
                                           PURCHASES      DIVIDENDS      CHARGE (LOAD)      FEES        FEES
                                         -------------  --------------  ---------------  ----------  ----------
Class C  . . . . . . . . . . . . . . .       None            None            None           None        None



                        ANNUAL FUND OPERATING EXPENSES##
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)

                                                      OTHER
                                                     EXPENSES
                                                    (INCLUDING
                                                  ADMINISTRATIVE
                                                     FEES AND     TOTAL GROSS
                                                    SHAREHOLDER   ANNUAL FUND    FEE WAIVERS      TOTAL NET FUND
                       ADVISORY   DISTRIBUTION       SERVICING     OPERATING     AND EXPENSE        OPERATING
                         FEE     (12B-1) FEES***      FEES)        EXPENSES    REIMBURSEMENTS#      EXPENSES*
                       --------  ---------------  --------------  -----------  ---------------    --------------
Class C **. . . . ..    0.20%         0.75%           0.25%          1.20%         (0.20)%            1.00%


 * The Fund expenses shown in this table do not include the pro-rata expenses of the Underlying Funds, which are shown in the next two tables.

 ** "Other Expenses" include a shareholder servicing fee of 0.25% of average daily net assets of this class of Shares.

 ## If you purchase Shares through a Financial Intermediary, such as a bank or an investment advisor, you may also pay additional fees to the intermediary for services provided by the intermediary. You should contact your Financial Intermediary for information concerning what additional fees, if any, will be charged.

 # FRIMCo has contractually agreed to waive, at least through February 28, 2002, its 0.20% advisory fee for the Fund. Certain Fund operating expenses will be paid by the Underlying Funds and/or FRIMCo, as more fully described below.

 *** Pursuant to the rules of the National Association of Securities Dealers, Inc. ("NASD"), the aggregate initial sales charges, deferred sales charges and asset-based sales charges on Shares of the Fund may not exceed 6.25% of total gross sales, subject to certain exclusions. This 6.25% limitation is imposed on all Class C Shares of the Fund as a group rather than on a per shareholder basis. Therefore, long-term shareholders of the Class C Shares may pay more than the economic equivalent of the maximum front-end sales charges permitted by the NASD.

DIRECT EXPENSES

  No direct operating expenses will be borne by the Fund. Direct operating expenses include those arising from accounting, administrative, custody, auditing, legal and transfer agent services. Direct operating expenses do not include expenses attributable to advisory fees (which are currently waived by FRIMCo through February 28, 2002), any Rule 12b-1 distribution fee, any shareholder services fees, or any nonrecurring extraordinary expenses, which will be borne by the Fund or its appropriate Classes of Shares.

  The Fund's direct operating expenses are borne either by the Underlying Funds in which it invests pursuant to Special Servicing Agreements between each affected Fund, Underlying Fund and FRIMCo or by FRIMCo pursuant to a Letter Agreement. The Special Servicing Agreements are entered into on a yearly basis and must be re-approved annually by FRIC's Board of Trustees. The Letter Agreement currently extends through February 28, 2002 and may be renewed thereafter.


INDIRECT EXPENSES

  Shareholders in the Fund bear indirectly the proportionate expenses of the Underlying Funds in which the Fund invests. The following table provides the expense ratios for each of the Underlying Funds in which the Fund may invest (based on information as of October 31, 2000).


                                                           TOTAL NET OPERATING
UNDERLYING FUND (CLASS S SHARES)                             EXPENSE RATIOS
--------------------------------                          ---------------------
Quantitative Equity Fund  . . . . . . . . . . . . . . .           0.92%
International Securities Fund . . . . . . . . . . . . .           1.29%
Emerging Markets Fund . . . . . . . . . . . . . . . . .           1.92%
Tax-Managed Large Cap Fund. . . . . . . . . . . . . . .           0.86%
Tax-Managed Small Cap Fund. . . . . . . . . . . . . . .           1.25%


  Based on these expense ratios, the total direct and indirect operating expense ratios of the Fund (calculated as a percentage of average net assets) are expected to be as follows:


                                                                       CLASS C
                                                                      ---------
Global Equity Fund. . . . . . . . . . . . . . . . . . . . . . . . .     2.06%


  The Fund's total expense ratio is based on its total direct operating expense ratio plus a weighted average of the expense ratios of the Underlying Funds in which it was invested as of October 31, 2000. These total expense ratios may be higher or lower depending on the allocation of the Fund's assets among the Underlying Funds, the actual expenses of the Underlying Funds and the actual expenses of the Fund.


Example

  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses, which include the indirect expenses of the Underlying Funds, remain the same.

  Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS
                                                              ------  ---------
Class C . . . . . . . . . . . . . . . . . . . . . . . . . .    $209     $687

                            THE PURPOSE OF THE FUND
                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

  The Frank Russell Investment Company ("FRIC") funds ("FRIC Funds") are offered through certain bank trust departments, registered investment advisors, broker-dealers and other financial services organizations that have been selected by the Fund's advisor or distributor ("Financial Intermediaries"). The Fund offers investors the opportunity to invest in a diversified mutual fund investment allocation program and is designed to provide a means for investors to use Frank Russell Investment Management Company's ("FRIMCo") and Frank Russell Company's ("Russell") "multi-style, multi-manager diversification" investment method and to obtain FRIMCo's and Russell's money manager evaluation services.

  Three functions form the core of Russell's consulting services:

  . Objective Setting: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance.

  . Asset Allocation: Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, international securities, temporary cash investments and real estate, in a way most likely to achieve the client's objectives and desired returns.

  . Money Manager Research: Evaluating and recommending professional investment advisory and management organizations ("money managers") to make specific portfolio investments for each asset class, according to designated investment objectives, styles and strategies.

  When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the FRIC Funds' investment philosophy, it is extrinsic to the FRIC Funds and cannot be replicated by investing in only a single FRIC Fund.

  The FRIC Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The FRIC Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more FRIC Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

  Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

  Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

  The FRIC Funds believe, however, that it is possible to select managers who have shown a consistent ability to achieve superior results within subsets or styles of specific asset classes and investment styles by employing a unique combination of qualitative and quantitative measurements. Most FRIC Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

  By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

  The Fund has a greater potential than most mutual funds for diversification among investment styles and money managers since it invests in shares of several Underlying Funds. The Fund was created to provide a mutual fund investor with a simple but effective means of structuring a diversified mutual fund investment program. FRIMCo has long stressed the value of diversification in an investment program, and has offered its advisory expertise in assisting investors on how to design their individual investment program.

  The allocation of the Fund's investment in the Underlying Funds is illustrated by the following chart:


                                   PIE GRAPH
                        Tax-Managed Global Equity Fund
                    Emerging Markets                    5%
                    Quantitative Equity                10%
                    Tax-Managed Small Cap Fund         15%
                    International Securities           20%
                    Tax-Managed Large Cap Fund         50%

  The Fund and each Underlying Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Fund's and Underlying Funds' administrator and investment advisor, performs the Funds' day to day corporate management and also evaluates and oversees the Underlying Funds' money managers. Each of the Underlying Fund's money managers makes all investment decisions for the portion of the Underlying Fund assigned to it by FRIMCo. The Fund's custodian, State Street Bank, maintains custody of all of the Fund's assets. FRIMCo, in its capacity as the Fund's transfer agent, is responsible for maintaining the Fund's shareholder records and carrying out shareholder transactions. When the Fund acts in one of these areas, it does so through the service provider responsible for that area.



                       MANAGEMENT OF THE UNDERLYING FUNDS

  The Fund's and Underlying Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2000, managed over $17.5 billion in more than 35 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.

  Russell, which acts as consultant to the Underlying Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides FRIMCo and the FRIC Funds with the asset management consulting services that it provides to its other consulting clients. The Underlying Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

  Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual life insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

  FRIMCo recommends money managers to the Underlying Funds, allocates Underlying Fund assets among them, oversees them and evaluates their results. FRIMCo also oversees the management of the Underlying Funds' liquidity reserves. The Underlying Funds' money managers select the individual portfolio securities for the assets assigned to them.


  Ernest Ankrim and Jean Carter are responsible for the day to day decisions regarding the investment and reinvestment of the Fund within its target allocation strategy percentages.


  FRIMCo's officers and employees who oversee the money managers of the FRIC Funds are:

  . Randall P. Lert, who has been Chief Investment Officer of FRIMCo since June
    1989.


  . Ernest Ankrim, Ph.D., who has been Director of Portfolio Strategy for FRIMCo since January, 2001. From 1995 to January, 2001, Dr. Ankrim was Director of Portfolio Research for FRIMCo.


  . Randal C. Burge, who has been Director of Global Fixed Income since January
    2000. From 1995 to 1999, Mr. Burge was a Portfolio Manager of FRIMCo. From 1990 to 1995, Mr. Burge was a Client Executive of Frank Russell Australia.

  . Jean Carter, who has been Director of Global Equities since January 2000.
    From 1994 to 1999, Ms. Carter was a Portfolio Manager of FRIMCo.

  . Christophe Caspar, who has been a Senior Portfolio Analyst of Frank Russell
    Company Limited ("FRCL"), an affiliate of FRIMCo, since January 2001. From 1999 to 2001, Mr. Caspar was a Portfolio Analyst with FRCL. From 1997 to 1999, Mr. Caspar was with Fleming Asset Management working through Fleming's European Graduate Development Programme. From 1996 to 1998, Mr. Caspar obtained his post graduate diploma in European management from the University of London.


  . Ron Dugan, who has been a Portfolio Manager of FRIMCo since November 2000.
    From 1993 to 2000, Mr. Dugan was employed by the Baptist Foundation of Texas where he held the positions of Senior Investment Analyst from 1993 to 1998, Investment Officer from 1998 to 1999 and Chief Investment Officer from 1999 to 2000.

  . Ann Duncan, who has been a Portfolio Manager of FRIMCo since January 1998.
    From 1996 to 1997, Ms. Duncan was a Senior Equity Research Analyst with Russell. From 1992 to 1995, Ms. Duncan was an equity analyst and portfolio manager with Avatar Associates.


  . Jeffrey T. Hussey, who has been a Portfolio Manager of FRIMCo since June
    2001. From 1996 to 2001, Mr. Hussey was a Senior Research Analyst for
    FRIMCo.


  . James M. Imhof, Director of FRIMCo's Portfolio Trading, manages the FRIC
    Funds' liquidity portfolios on a day to day basis and has been responsible for ongoing analysis and monitoring of the money managers since 1989.

  . James A. Jornlin, who has been a Portfolio Manager of FRIMCo since January
    2000. From 1995 to 1999, Mr. Jornlin was a Senior Investment Officer of FRIMCo.

  . Eric W. Ogard, who has been a Portfolio Manager of FRIMCo since March 2000.
    Mr. Ogard was a Research Analyst for FRIMCo from 1995 to 1997 and a Senior Research Analyst for FRIMCo from 1997 to 2000.


  . Dennis J. Trittin, who has been a Portfolio Manager of FRIMCo since January
    1996. From 1988 to 1996, Mr. Trittin was director of US Equity Manager Research with Russell.


  The following lists the officers and employees who have primary responsibility for the management of the FRIC Funds:


  . Randy Burge and Jeff Hussey have primary responsibility for the management of the Diversified Bond, Fixed Income I, Fixed Income III, Multistrategy Bond, Short Term Bond and Tax Exempt Bond Funds.


  . Eric Ogard, Dennis Trittin and Ron Dugan have primary responsibility for the management of the Diversified Equity, Equity I, Equity II, Equity III, Equity Income, Equity Q, Quantitative Equity, Special Growth, Select Growth, Select Value, Tax-Managed Large Cap and Tax-Managed Small Cap Funds.


  . James Jornlin and Christophe Caspar have primary responsibility for the management of the Emerging Markets Fund.


  . Ann Duncan and James Jornlin have primary responsibility for the management of the International and International Securities Funds.

  . Ron Dugan and James Jornlin have primary responsibility for the management of the Real Estate Securities Fund.


  . Ernest Ankrim, Randal Burge and Jean Carter have primary responsibility for the management of the Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds.

  . Ernest Ankrim and Jean Carter have primary responsibility for the management of the Tax-Managed Global Equity and Equity Aggressive Strategy Funds.


  The annual rate of advisory fees payable to FRIMCo monthly on a pro rata basis is 0.20% of the Fund's average daily net assets. FRIMCo has contractually agreed to waive its 0.20% advisory fee for the Fund through February 28, 2002.

  In addition to the advisory and administrative fees payable by the Fund, the Fund will bear indirectly a proportionate share of operating expenses that include the advisory and administrative fees paid by the Underlying Funds in which the Fund invests. To a limited extent, some Underlying Funds may invest in pooled investment vehicles which may bear their own fees and expenses and may therefore involve a further layering of fees and expenses for the Fund. While a shareholder of the Fund will also bear a proportionate part of advisory and administrative fees paid by an Underlying Fund, each of the advisory and administrative fees paid is based upon the services received by the Fund. From the advisory fee that it receives from each Underlying Fund, FRIMCo pays the Underlying Funds' money managers for their investment selection services. FRIMCo retains any remainder as compensation for the services described above and to pay expenses.

  The annual rate of the advisory and administrative fees payable to FRIMCo monthly on a pro rata basis are the following percentages of the average daily net assets of each Underlying Fund: Quantitative Equity Fund 0.78%, International Securities Fund 0.95%, Emerging Markets Fund 1.20%, Tax-Managed Large Cap Fund 0.75% and Tax-Managed Small Cap Fund 1.03%. Of this aggregate amount per Underlying Fund, 0.05% is attributable to administrative services.

                  THE MONEY MANAGERS FOR THE UNDERLYING FUNDS

  Each Underlying Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Underlying Funds' advisor, may change the allocation of an Underlying Fund's assets among money managers at any time. The Underlying Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits an Underlying Fund to engage or terminate a money manager at any time, subject to the approval by the Underlying Funds' Board of Trustees (Board), without a shareholder vote. An Underlying Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Underlying Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money manager's skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

  Each money manager has complete discretion to purchase and sell portfolio securities for its segment of an Underlying Fund. At the same time, however, each money manager must operate within each Underlying Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo intends to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Underlying Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.


  J.P. Morgan Investment Management, Inc. ("Morgan") manages the Tax-Managed Large Cap Fund. Robin Chance is the individual responsible for the management of the Fund. Ms. Chance, Vice President and member of the Structured Equity Group, has responsibility for tax aware structured equity strategies. Ms. Chance joined Morgan in 1987. Ms. Chance is a CFA and a graduate of the University of Pennsylvania's Management and Technology Program, also earning an MBA from New York University's Stern School of Business.


  Geewax, Terker & Company manages the Tax-Managed Small Cap Fund. John Julius Geewax is the portfolio manager responsible for the management of the Fund. Mr. Geewax is a graduate of the University of Pennsylvania and has earned a J.D. from the University of Pennsylvania as well as an MBA and a PhD from the Wharton School of the University of Pennsylvania. Mr. Geewax co-founded the firm in 1982. He is currently a general partner and portfolio manager responsible for research and development and trading oversight for all of the firm's investment services.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                 INVESTMENT STRATEGIES OF THE UNDERLYING FUNDS

  The objective and principal strategies of each Underlying Fund are described in this section. Further information about the Underlying Funds is contained in the Prospectus and the Statement of Additional Information of the Underlying Funds. Because the Fund invests in the Underlying Funds, investors in the Fund will be affected by the Underlying Funds' investment strategies in direct proportion to the amount of assets the Fund allocates to the Underlying Fund pursuing such strategies. To request a copy of a Prospectus for an Underlying Fund, contact FRIC at 800/787-7354 (in Washington, 253/627-7001).


TAX-MANAGED LARGE CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Large Cap Fund invests primarily in equity securities of large capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the companies comprising the S&P 500(R) Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in large capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

The Fund uses a dividend discount model to gauge securities' anticipated returns relative to their industry peers. This model forecasts the expected future dividends of individual securities and calculates the expected return at the current share price. The Fund identifies securities that exhibit superior total return prospects. From among those securities, using a quantitative after-tax model, the Fund chooses stocks from a variety of economic sectors and industries, generally in the proportions that those sectors and industries are represented in the S&P 500 Index.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


INTERNATIONAL SECURITIES FUND
-----------------------------

   INVESTMENT OBJECTIVE

To provide favorable total return and additional diversification for US investors.

   PRINCIPAL INVESTMENT STRATEGIES

The International Securities Fund invests primarily in equity securities issued by companies domiciled outside the US and in depository receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. Because international equity investment performance has a reasonably low correlation to US equity performance, this Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equities.

The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

  . Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects. These companies are generally found in the technology, health care, consumer and service sectors.

  . Value Style emphasizes investments in equity securities of companies that appear to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow. These companies are generally found among industrial, financial and utilities sectors.

  . Market-Oriented Style emphasizes investments in companies that appear to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. This style results in the Fund holding securities representing a broad cross section of companies and industries. A variation of this style maintains investments that replicate country and sector weightings of a broad international market index.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.


A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


TAX-MANAGED SMALL CAP FUND
--------------------------

   INVESTMENT OBJECTIVE

To provide capital growth on an after-tax basis by investing principally in equity securities of small capitalization companies.

   PRINCIPAL INVESTMENT STRATEGIES

The Tax-Managed Small Cap Fund invests primarily in equity securities of small capitalization US companies. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines small capitalization stocks as stocks of the companies in the Russell 3000 Index less the companies in the S&P 500 Index. The Fund may invest a limited amount in non-US firms from time to time.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad cross section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in small capitalization companies that, on a long-term basis, appear to be undervalued relative to their growth prospects, and may include both growth and value securities.

The Fund seeks to realize capital growth while minimizing shareholder tax consequences arising from the Fund's portfolio management activities. In its attention to tax consequences of its investment decisions, the Fund differs from most equity mutual funds, which are managed to maximize pre-tax total return without regard to whether their portfolio management activities result in taxable distributions to shareholders.

The Fund is designed for long-term investors who seek to minimize the impact of taxes on their investment returns. The Fund is not designed for short-term investors or for tax-deferred investment vehicles such as IRAs and 401(k) plans.

The Fund intends to minimize its taxable distributions to shareholders in two ways:

  . First, the Fund strives to realize its returns as long-term capital gains, and not as investment income, under US tax laws. To do so, the Fund typically buys stocks with the intention of holding them long enough to qualify for capital gain tax treatment.

  . Second, the Fund attempts to minimize its realization of capital gains and to offset any such realization with capital losses. To do so, when the Fund sells shares of an appreciated portfolio security, it seeks to minimize the resulting capital gains by first selling the shares for which the Fund paid the highest price. Further, the Fund attempts to offset those capital gains with matching capital losses by simultaneously selling shares of depreciated portfolio securities.

If large shareholder redemptions occur unexpectedly, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains. This could temporarily reduce the Fund's tax efficiency. Also, as the Fund matures, it may hold individual securities that have appreciated so significantly that it would be difficult for the Fund to sell them without realizing net capital gains.

The Fund selects and holds portfolio securities based on its assessment of their potential for long-term total returns.

When the Fund's Shares are redeemed, the Fund could be required to sell portfolio securities resulting in its realization of net capital gains, impacting all shareholders. The Fund believes that multiple purchases and redemptions of Fund Shares by individual shareholders could adversely affect the Fund's strategy of tax-efficiency and could reduce its ability to contain costs. The Fund further believes that short-term investments in the Fund are inconsistent with its long-term strategy. For this reason, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund are inconsistent with the Fund's strategy.

The Fund intends to be fully invested at all times.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


QUANTITATIVE EQUITY FUND
------------------------

   INVESTMENT OBJECTIVE

To provide a total return greater than the total return of the US stock market (as measured by the Russell 1000(R) Index over a market cycle of four to six years) while maintaining volatility and diversification similar to the Russell 1000 Index.

   PRINCIPAL INVESTMENT STRATEGIES

The Quantitative Equity Fund invests primarily in common stocks of medium and large capitalization companies which are predominantly US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large and medium capitalization stocks as stocks of the largest 1000 companies in the US.

The Fund generally pursues a market-oriented style of security selection. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market. As a result, the Fund holds securities representing a broad section of companies and industries. Security selection is based on quantitative investment models which are mathematical formulas based on statistical analyses. This style emphasizes investments in companies that appear to be undervalued relative to their growth prospects and may include both growth and value securities.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Each of the Fund's money managers use quantitative models to rank securities based upon their expected ability to outperform the total return of the Russell 1000(R) Index. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). Once a money manager has ranked the securities, it then selects the securities most likely to outperform and constructs, for its segment of the Fund, a portfolio that has risks similar to the Russell 1000(R) Index. Each money manager performs this process independently from each other money manager.

The Fund's money managers typically use a variety of quantitative models, ranking securities within each model and on a composite basis using proprietary weighting formulas. Examples of those quantitative models are dividend discount models, price/cash flow models, price/ earnings models, earnings surprise and earnings estimate revisions models and price momentum models.

The Fund intends to be fully invested at all times.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.


EMERGING MARKETS FUND
---------------------

   INVESTMENT OBJECTIVE

To provide maximum total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios by investing primarily in equity securities.

   PRINCIPAL INVESTMENT STRATEGIES

The Emerging Markets Fund will primarily invest in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries. These companies are referred to as "Emerging Market Companies." For purposes of the Fund's operations, an "emerging market country" is a country having an economy and market that the World Bank or the United Nations considers to be emerging or developing. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe.

The Fund seeks to maintain a broadly diversified exposure to emerging market countries and ordinarily will invest in the securities of issuers in at least three different emerging market countries.

The Fund invests in common stocks of Emerging Market Companies and in depository receipts which represent ownership of securities of non-US companies. The Fund may also invest in rights, warrants and convertible fixed-income securities. The Fund's securities are denominated primarily in foreign currencies and may be held outside the US.

Some emerging market countries do not permit foreigners to participate directly in their securities markets or otherwise present difficulties for efficient foreign investment. Therefore, when it believes it is appropriate to do so, the Fund may invest in pooled investment vehicles, such as other investment companies, which enjoy broader or more efficient access to shares of Emerging Market Companies in certain countries but which may involve a further layering of expenses.

The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

The Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time. This kind of agreement is known as a "forward commitment" or as a "when-issued" transaction.


Although the Fund, like any mutual fund, maintains liquidity reserves (i.e., cash awaiting investment or held to meet redemption requests), the Fund may expose these reserves to the performance of appropriate equity markets, usually by use of stock index futures contracts but the Fund may also use exchange traded and over-the-counter options and equity index swaps. This generally causes the Fund to perform as though its cash reserves were actually invested in those markets. Additionally, the Fund may invest its liquidity reserves in one or more Frank Russell Investment Company money market funds.

A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

The Fund may lend up to one-third of its portfolio securities to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

From time to time, the Fund may take temporary defensive positions that may be inconsistent with its principal investment policies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times.

                                     RISKS

  An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The following table describes principal types of risks that the Fund is subject to, based on the investments made by the Underlying Funds, and lists next to each description the Underlying Funds most likely to be affected by the risk. Other Underlying Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Underlying Funds as a whole. Please refer to the Fund's Statement of Additional Information for a discussion of risks associated with types of securities held by the Underlying Funds and the investment practices employed by the individual Underlying Funds.



RISK ASSOCIATED WITH              DESCRIPTION                  RELEVANT FUND
--------------------    --------------------------------  ---------------------
MULTI-MANAGER APPROACH  The investment styles              Global Equity Fund
                        employed by a Fund's money
                        managers may not be                (Underlying Funds:
                        complementary. The interplay       Quantitative Equity
                        of the various strategies          International Securities
                        employed by a Fund's multiple      Emerging Markets)
                        money managers may result in
                        a Fund holding a
                        concentration of certain
                        types of securities. This
                        concentration may be
                        beneficial or detrimental to
                        a Fund's performance
                        depending upon the
                        performance of those
                        securities and the overall
                        economic environment. The
                        multi-manager approach could
                        result in a high level of
                        portfolio turnover, resulting
                        in higher Fund brokerage
                        expenses and increased tax
                        liability from a Fund's
                        realization of capital gains.

TAX-SENSITIVE           A Fund's tax-managed equity        Global Equity Fund
MANAGEMENT              investment strategy may not
                        provide as high a return           (Underlying Funds:
                        before consideration of            Tax-Managed Large Cap
                        federal income tax                 Tax-Managed Small Cap)
                        consequences as other mutual
                        funds. A tax-sensitive
                        investment strategy involves
                        active management and a Fund
                        may realize capital gains.
                        Additionally, this strategy
                        may not be fully implemented
                        in some situations. For
                        example, the Fund may not
                        have any capital losses to
                        offset capital gains.

EQUITY SECURITIES       The value of equity securities     Global Equity Fund
                        will rise and fall in response
                        to the activities of the           (All Underlying Funds)
                        company that issued the stock,
                        general market conditions and/
                        or economic conditions.

  .   Value Stocks      Investments in value stocks are    Global Equity Fund
                        subject to risks that (i) their
                        intrinsic values may never be      (Underlying Funds:
                        realized by the market or (ii)     International Securities
                        such stock may turn out not to     Tax-Managed Large Cap
                        have been undervalued.             Tax-Managed Small Cap)

  .  Growth Stocks      Growth company stocks may          Global Equity Fund
                        provide minimal dividends which
                        could otherwise cushion stock      (Underlying Funds:
                        prices in a market decline. The    International Securities
                        value of growth company stocks     Tax-Managed Large Cap
                        may rise and fall significantly    Tax-Managed Small Cap)
                        based, in part, on investors'
                        perceptions of the company,
                        rather than on fundamental
                        analysis of the stocks.


  .  Market-Oriented    Market-oriented investments are    Global Equity Fund
      Investments       generally subject to the risks
                        associated with growth and         (Underlying Funds:
                        value stocks.                      Quantitative Equity
                                                           International Securities
                                                           Tax-Managed Large Cap
                                                           Tax-Managed Small Cap)

  .  Securities of      Investments in smaller             Global Equity Fund
      Small             companies may involve greater
      Capitalization    risks because these companies      (Underlying Fund:
      Companies         generally have a limited           Tax-Managed Small Cap)
                        track record. Smaller
                        companies often have narrower
                        markets and more limited
                        managerial and financial
                        resources than larger, more
                        established companies. As a
                        result, their performance can
                        be more volatile, which may
                        increase the volatility of a
                        Fund's portfolio.

INTERNATIONAL           A Fund's return and net asset      Global Equity Fund
SECURITIES              value may be significantly
                        affected by political or           (Underlying Funds:
                        economic conditions and            International Securities
                        regulatory requirements in a       Emerging Markets)
                        particular country. Non-US
                        markets, economies and
                        political systems may be less
                        stable than US markets, and
                        changes in exchange rates of
                        foreign currencies can affect
                        the value of a Fund's foreign
                        assets. Non-US laws and
                        accounting standards
                        typically are not as strict
                        as they are in the US and
                        there may be less public
                        information available about
                        foreign companies. Non-US
                        securities markets may be
                        less liquid and have fewer
                        transactions than US
                        securities markets.
                        Additionally, international
                        markets may experience delays
                        and disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

  . Emerging Market     Investments in emerging or         Global Equity Fund
     Countries          developing markets involve
                        exposure to economic structures    (Underlying Fund:
                        that are generally less diverse    Emerging Markets)
                        and mature, and to political
                        systems which have less
                        stability than those of more
                        developed countries. Emerging
                        market securities are subject to
                        currency transfer restrictions
                        and may experience delays and
                        disruptions in securities
                        settlement procedures for a
                        Fund's portfolio securities.

EXPOSING LIQUIDITY      By exposing its liquidity      Global Equity Fund
RESERVES TO EQUITY      reserves to an equity market,
MARKETS                 principally by use of equity   (Underlying Funds:
                        index futures but also by use  Quantitative Equity
                        of exchange traded and         International Securities
                        over-the-counter options and   Tax-Managed Large Cap
                        equity index swaps, a Fund's   Tax-Managed Small Cap
                        performance tends to           Emerging Markets)
                        correlate more closely to the
                        performance of that market as
                        a whole. However, the market
                        performance of these
                        instruments may not correlate
                        precisely to the performance
                        of a stock market. This
                        approach increases a Fund's
                        performance if the particular
                        equity market rises and
                        reduces a Fund's performance
                        if the particular equity
                        market declines.


SECURITIES LENDING      If a borrower of a Fund's          Global Equity Fund
                        securities fails financially,
                        the Fund's recovery of the         (Underlying Funds:
                        loaned securities may be delayed   All Underlying Funds)
                        or the Fund may lose its rights
                        to the collateral which could
                        result in a loss to a Fund.





                          DIVIDENDS AND DISTRIBUTIONS


INCOME DIVIDENDS

  The Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, for the Fund on an annual basis, with payment being made in mid-December.


CAPITAL GAINS DISTRIBUTIONS

  The Board intends to declare capital gains distributions (both short-term and long-term) once a year in mid-December to reflect any net short-term and net long-term capital gains realized by the Fund as of October 31 of the current fiscal year. The Fund may be required to make an additional distribution if necessary, in any year for operational or other reasons. Distributions that are declared in October, November or December to shareholders of record in such months, and paid in January of the following year, will be treated for tax purposes as if received on December 31 of the year in which they were declared.

  In addition, the Fund receives capital gains distributions from the Underlying Funds. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, the Fund may generate capital gains through rebalancing its portfolio to meet its Underlying Fund allocation percentages.


BUYING A DIVIDEND

  If you purchase Shares just before a distribution, you will pay the full price for the Shares and receive a portion of the purchase price back as a taxable distribution. This is called "buying a dividend." Unless your account is a tax-deferred account, dividends paid to you would be included in your gross income for tax purposes even though you may not have participated in the increase of the net asset value of the Fund, regardless of whether you reinvested the dividends. To avoid "buying a dividend," check the Fund's distribution dates before you invest.


AUTOMATIC REINVESTMENT

  Your dividends and other distributions are automatically reinvested at the closing net asset value on the record date, in additional Shares of the Fund, unless you elect to have the dividends or distributions paid in cash or invested in another Fund. You may change your election by delivering written notice no later than ten days prior to the payment date to the Fund at Frank Russell Investment Company, c/o Boston Financial Data Services, 2 Heritage Drive, N. Quincy, MA 02171.



                                     TAXES

  In general, distributions from the Fund are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Shares or receive them in cash. Any long-term capital gains distributed by the Fund are taxable to you as long-term capital gains no matter how long you have owned your Shares. Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

  When you sell or exchange Shares, you may have a capital gain or loss. Any loss you incur if you sell or exchange Shares that you have held for six months or less will be treated as a long-term capital loss, but only to the extent that the Fund has paid you long-term capital gain dividends with respect to those Shares during that period. The tax rate on any gain from the sale or exchange of your Shares depends on how long you have held your Shares.

  The Fund makes no representation as to the amount or variability of the Fund's capital gain distributions which may vary as a function of several factors including, but not limited to, prevailing dividend yield levels, general market conditions, shareholders' redemption patterns and Fund cash equitization activity.

  Fund distributions and gains from the sale or exchange of your Shares will generally be subject to state and local income tax. Non-US investors may be subject to US withholding and estate tax. You should consult your tax professional about federal, state, local or foreign tax consequences of holding Shares.

  Although the Tax-Managed Large Cap and the Tax-Managed Small Cap Funds are managed to minimize the amount of capital gains realized during a particular year, the realization of capital gains is not entirely within either Underlying Fund's or its money manager's control. Shareholder purchase and redemption activity, as well as the Underlying Fund's performance, will impact the amount of capital gains realized. Capital gains distributions by the Tax-Managed Large Cap Fund and Tax-Managed Small Cap Fund may vary considerably from year to year.

  By law, the Fund must withhold 31% of your distributions and proceeds if you do not provide your correct taxpayer identification number, or certify that such number is correct, or if the IRS instructs the Fund to do so.

  THE TAX DISCUSSION SET FORTH ABOVE IS INCLUDED FOR GENERAL INFORMATION ONLY. YOU SHOULD CONSULT YOUR OWN TAX ADVISER CONCERNING THE FEDERAL, STATE, LOCAL OR FOREIGN TAX CONSEQUENCES OF AN INVESTMENT IN THE FUND.

  Additional information on these and other tax matters relating to the Fund and its shareholders is included in the section entitled "Taxes" in the Fund's Statement of Additional Information.



                       HOW NET ASSET VALUE IS DETERMINED


NET ASSET VALUE PER SHARE


  The net asset value per Share is calculated for Shares of the Fund on each business day on which Shares are offered or redemption orders are tendered. For the Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for trading. The NYSE is not open on national holidays or Good Friday. The Fund and each Underlying Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.


  The determination is made by appraising the Fund's underlying investments on each business day (i.e., the Underlying Funds at the current net asset value per share of such Underlying Fund).


VALUATION OF PORTFOLIO SECURITIES

  Securities held by the Underlying Funds are typically priced using market quotations or pricing services when the prices are believed to be reliable, that is, when the prices reflect the fair market value of the securities. The Underlying Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board. If you hold Shares in a Fund that invests in an Underlying Fund that holds portfolio securities listed primarily on foreign exchanges, the net asset value of both that Underlying Fund's and the Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

  Money market instruments maturing within 60 days of the valuation date that are held by the Tax-Managed Large Cap and Tax-Managed Small Cap Funds are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price which would have been received if the instrument was sold.


              DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

  The Fund offers multiple Classes of Shares: Class C Shares, Class E and Class S Shares.

     CLASS C SHARES participate in the Fund's Rule 12b-1 distribution plan and in its shareholder servicing plan. Under the distribution plan, Class C Shares pay distribution fees of 0.75% annually for the sale and distribution of Class C Shares. Under the shareholder servicing plan, the Class C Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class C shareholders. Because both of these fees are paid out of the Class C Share assets on an ongoing basis, over time these fees will increase the cost of a Class C Share investment in the Fund, and the distribution fee may cost an investor more than paying other types of sales charges.

     CLASS E SHARES participate in the Fund's shareholder servicing plan. Under the shareholder servicing plan, the Fund's Class E Shares pay shareholder servicing fees of 0.25% on an annualized basis for services provided to Class E shareholders. The shareholder servicing fees are paid out of the Fund's Class E Share assets on an ongoing basis, and over time will increase the cost of your investment in the Funds.

     CLASS S SHARES participate in neither the Fund's distribution plan nor the Fund's shareholder services plan.



                             HOW TO PURCHASE SHARES

  Shares are generally available only through a select network of qualified Financial Intermediaries. If you are not currently working with one of these Financial Intermediaries, please call Russell Investor Services at (800) RUSSEL4 (800-787-7354) for assistance in contacting an investment professional near you.

  For Class C Shares, there is a $1,000 required minimum initial investment for each account in the Fund.

  The Fund reserves the right to change the categories of investors eligible to purchase its Shares or the required minimum investment amounts. You may be eligible to purchase Shares if you do not meet the required initial minimum investment. You should consult your Financial Intermediary for details, which are summarized in the Fund's Statement of Additional Information.

  Financial Intermediaries may charge their customers a fee for providing investment-related services.

  Financial Intermediaries that maintain omnibus accounts with the Funds may receive administrative fees from the Fund or its transfer agent. Financial Intermediaries may receive distribution and shareholder servicing compensation with respect to Class C Shares.


PAYING FOR SHARES

  You may purchase Shares through a Financial Intermediary on any business day the Fund is open. Purchase orders are processed at the next net asset value per Share calculated after the Fund receives your order in proper form (defined in the "Written Instructions" section), and accepts the order.

  All purchases must be made in US dollars. Checks and other negotiable bank drafts must be drawn on US banks and made payable to "Frank Russell Investment Company." The Fund reserves the right to reject any purchase order for any reason including, but not limited to, receiving a check which does not clear the bank or a payment which does not arrive in proper form by settlement date. Unless a Financial Intermediary has enrolled in the Three-Day Settlement Program described below, the settlement date is the first business day following receipt by the Fund of your order. You will be responsible for any resulting loss to the Fund. An overdraft charge may also be applied. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. However, exceptions may be made by prior special arrangement with certain Financial Intermediaries.


OFFERING DATES AND TIMES

  Orders must be received by the Fund prior to 4:00 p.m. Eastern Time or the close of the NYSE, whichever is earlier.

  Purchases can be made on any day when Shares are offered. Because Financial Intermediaries' processing time may vary, please ask your Financial Intermediary representative when your account will be credited.


ORDER AND PAYMENT PROCEDURES

  Generally, you must place purchase orders for Shares through a Financial Intermediary. You may pay for your purchase by mail or electronic funds transfer. Initial purchases require a completed and signed application for each new account regardless of the investment method. Specific payment arrangements should be made with your Financial Intermediary.

BY MAIL

  For new accounts, please mail the completed application to your Financial Intermediary. Payment for orders may be made by check or other negotiable bank draft and sent to Frank Russell Investment Company, c/o Boston Financial Data Services, 2 BB Heritage Drive, North Quincy, MA 02171. Certified checks are not necessary, but checks are accepted subject to collection at full face value in US funds. Cash, third party checks and checks drawn on credit card accounts generally will not be accepted. Checks should be made payable to "Frank Russell Investment Company."


BY FEDERAL FUNDS WIRE

  You can pay for orders by wiring federal funds to the Fund's Custodian, State Street Bank and Trust Company. All wires must include your account registration and account number for identification. Inability to properly identify a wire transfer may prevent or delay timely settlement of your purchase.


BY AUTOMATED CLEARING HOUSE ("ACH")

  You can make initial or subsequent investments through ACH to the Fund's Custodian, State Street Bank and Trust Company.


AUTOMATED INVESTMENT PROGRAM

  You can make regular investments (minimum $50) in the Fund in an established account on a monthly, quarterly, semiannual or annual basis by automatic electronic funds transfer from a bank account. You may change the amount or stop the automatic purchase at any time. Contact your Financial Intermediary for further information on this program and an enrollment form.


THREE-DAY SETTLEMENT PROGRAM

  The Fund will accept orders to purchase Shares from Financial Intermediaries at the next computed net asset value for settlement on the third business day following the receipt of the order. These orders are paid for by a federal funds wire if the Financial Intermediary has enrolled in the three-day settlement program and agreed in writing to indemnify the Fund against any losses resulting from non-receipt of payment.



                               EXCHANGE PRIVILEGE


BY MAIL OR TELEPHONE

  Through your Financial Intermediary, you may be able to exchange Shares you own for shares of another FRIC Fund on the basis of the current net asset value per share at the time of the exchange. Shares of a Fund offered by this Prospectus may only be exchanged for shares of a FRIC Fund offered through another Prospectus under certain conditions and only in states where the exchange may be legally made. For additional information, including Prospectuses for other FRIC Funds, contact your Financial Intermediary.

  Exchanges may be made by mail or by telephone if the registration of the two accounts is identical. Contact your Financial Intermediary for assistance in exchanging Shares and, because Financial Intermediaries' processing time may vary, to find out when your account will be credited or debited. To request an exchange in writing, please follow the procedures in the "Written Instructions" section before mailing the request to your Financial Intermediary.

  An exchange involves the redemption of Shares, which is treated as a sale for income tax purposes. Thus, capital gain or loss may be realized. Please consult your tax adviser for more information. Shares to be acquired will be purchased when the proceeds from the redemption become available (up to seven days from the receipt of the request) at the next net asset value per share calculated after the Fund received the exchange request in good order.


IN-KIND EXCHANGE OF SECURITIES

  FRIMCo, in its capacity as the Fund's investment advisor, may, at its discretion, permit you to acquire Shares in exchange for securities you currently own. Any securities exchanged must meet the investment objective, policies and limitations of the

Fund, have a readily ascertainable market value, be liquid, not be subject to restrictions on resale and have a market value, plus any cash, equal to at least $100,000.

  Shares purchased in exchange for securities generally may not be redeemed or exchanged for 15 days following the purchase by exchange or until the transfer has settled, whichever comes first. If you are a taxable investor, you will generally realize a gain or loss on the exchange for federal income tax purposes. If you are contemplating an in-kind exchange you should consult your tax adviser.

  The price at which the exchange will take place will depend upon the relative net asset value of the Shares purchased and securities exchanged. Securities accepted by the Fund will be valued in the same way the Fund values its assets. Any interest earned on the securities following their delivery to the Fund and prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription or other rights attached to the securities becomes the property of the Fund, along with the securities. Please contact your Financial Intermediary for further information.



                              HOW TO REDEEM SHARES

  Shares may be redeemed through your Financial Intermediary on any business day the Fund is open at the next net asset value per share calculated after the Fund receives an order in proper form (defined in the "Written Instructions" section). Payment will ordinarily be made within seven days after receipt of your request in proper form. Shares recently purchased by check may not be available for redemption for 15 days following the purchase or until the check clears, whichever occurs first, to assure payment has been collected.

  Because short-term investments are inconsistent with the Fund's long-term strategy, the Fund will apply its general right to refuse any purchases by rejecting purchase orders from investors whose patterns of purchases and redemptions in the Fund is, in the opinion of the Fund, inconsistent with the Fund's strategy.


REDEMPTION DATES AND TIMES

  Redemption requests must be placed through a Financial Intermediary and received by the Fund prior to 4:00 p.m.

Eastern Time or the close of the NYSE, whichever is earlier.

  Because Financial Intermediaries' processing times may vary, please ask your Financial Intermediary representative when your account will be debited. Requests can be made by mail or telephone on any day when Shares are offered.


BY MAIL OR TELEPHONE

  You may redeem your Shares by calling or writing to your Financial Intermediary. Written requests to sell Shares are in proper form when the instructions are signed by all registered owners, with a signature guarantee if necessary.


SYSTEMATIC WITHDRAWAL PROGRAM

  The Fund does not offer a systematic withdrawal program in view of its portfolio management strategy.


OMNIBUS ACCOUNTS

  Many brokers, employee benefit plans and bank trusts combine their client's holdings in a single omnibus account with the Fund held in the brokers', plans', or bank trusts' own name or "street name." Therefore, if you hold Shares through a brokerage account, employee benefit plan or bank trust fund, the Fund may have records only of the omnibus account. In this case, your broker, employee benefit plan or bank is responsible for keeping track of your account information. This means that you may not be able to request transactions in your Shares directly through the Fund, but can do so only through your broker, plan administrator or bank. Ask your Financial Intermediary for information on whether your Shares are held in an omnibus account.

                         PAYMENT OF REDEMPTION PROCEEDS


BY CHECK

  When you redeem your Shares, a check for the redemption proceeds will be sent to the shareholder(s) of record at the address of record within seven days after the Fund receives a redemption request in proper form.


BY WIRE

  If you have established the electronic redemption option, your redemption proceeds can be wired to your predesignated bank account on the next bank business day after the Fund receives your redemption request. The Fund may charge a fee to cover the cost of sending a wire transfer for redemptions less than $1,000, and your bank may charge an additional fee to receive the wire. Wire transfers can be sent to US commercial banks that are members of the Federal Reserve System.



                              WRITTEN INSTRUCTIONS

PROPER FORM: Written instructions must be in proper form. They must include:

     A description of the request

     The name of the Fund(s)

     The class of shares, if applicable

     The account number(s)

     The amount of money or number of shares being purchased, exchanged, transferred or redeemed

     The name(s) on the account(s)

     The signature(s) of all registered account owners

     For exchanges, the name of the Fund you are exchanging into

     Your daytime telephone number


SIGNATURE REQUIREMENTS BASED ON ACCOUNT TYPE

ACCOUNT TYPE                                REQUIREMENTS FOR WRITTEN REQUESTS
------------                                ---------------------------------
Individual, Joint Tenants, Tenants in       Written instructions must be signed by each
Common                                      shareholder, exactly as the names appear in the
                                            account registration.
UGMA or UTMA (custodial accounts for        Written instructions must be signed by the
minors)                                     custodian in his/her capacity as it appears in the
                                            account registration.
Corporation, Association                    Written instructions must be signed by authorized
                                            person(s), stating his/her capacity as indicated
                                            by corporate resolution to act on the account and
                                            a copy of the corporate resolution, certified
                                            within the past 90 days, authorizing the signer to
                                            act.
Estate, Trust, Pension, Profit Sharing      Written instructions must be signed by all
Plan                                        trustees. If the name of the trustee(s) does not
                                            appear in the account registration, please provide
                                            a copy of the trust document certified within the
                                            last 60 days.
Joint tenancy shareholders whose            Written instructions must be signed by the
co-tenants are deceased                     surviving tenant(s). A certified copy of the death
                                            certificate must accompany the request.



SIGNATURE GUARANTEE

  The Fund reserves the right to require a signature guarantee under certain circumstances. A signature guarantee verifies the authenticity of your signature. You should be able to obtain a signature guarantee from a bank, broker, credit union, savings association, clearing agency, or securities exchange or association, but not a notary public. Call your financial institution to see if it has the ability to guarantee a signature.



                                ACCOUNT POLICIES


THIRD PARTY TRANSACTIONS

  If you purchase Shares as part of a program of services offered by a Financial Intermediary, you may be required to pay additional fees. You should contact your Financial Intermediary for information concerning what additional fees, if any, may be charged.


REDEMPTION IN-KIND

  The Fund may pay for any portion of a redemption amount in excess of $250,000 by a distribution in-kind of securities from the Fund's portfolio, instead of in cash. If you receive an in-kind distribution of portfolio securities, and choose to sell them, you will incur brokerage charges and continue to be subject to tax consequences and market risk pending any sale.


STALE CHECKS

  For the protection of shareholders and the Fund, if a check issued for the payment of a redemption or distribution is not cashed for more than 180 days from issuance, it will not be honored. The Fund has adopted procedures described in the Statement of Additional Information regarding the treatment of stale checks. You may also contact your Financial Intermediary for additional information.

                              FINANCIAL HIGHLIGHTS

  The following financial highlights tables are intended to help you understand the Fund's financial performance for the past five years (or, if the Fund or Class has not been in operation for five years, since the beginning of operations for that Fund or Class). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which are available upon request.


TAX-MANAGED GLOBAL EQUITY FUND--CLASS C SHARES



                                                                       2000*
                                                                     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . .    $ 10.00
                                                                      -------
INCOME FROM OPERATIONS
 Net investment income (loss)(a)(b). . . . . . . . . . . . . . . .       (.06)
 Net realized and unrealized gain (loss) . . . . . . . . . . . . .       (.19)
                                                                      -------
  Total income from operations . . . . . . . . . . . . . . . . . .       (.25)
                                                                      -------
DISTRIBUTIONS
 From net investment income. . . . . . . . . . . . . . . . . . . .       (.02)
                                                                      -------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . .    $  9.73
                                                                      =======
TOTAL RETURN (%)(c). . . . . . . . . . . . . . . . . . . . . . . .      (2.55)
RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period (in thousands). . . . . . . . . . . . .      7,133
 Ratios to average net assets (%):
  Operating expenses, net(d) . . . . . . . . . . . . . . . . . . .       1.00
  Operating expenses, gross(d) . . . . . . . . . . . . . . . . . .       1.20
  Net investment income(c) . . . . . . . . . . . . . . . . . . . .       (.68)
 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . .      44.04


 *   For the period January 31, 2000 (commencement of sale) to October 31,
     2000.

 (a) Average month-end shares outstanding were used for this calculation.

 (b) Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying companies in which the Fund invests.

 (c) Not annualized.

 (d) Annualized.

                           MONEY MANAGER INFORMATION

  The money managers have no affiliations with the Fund or the Fund's service providers other than their management of Underlying Fund assets. Each money manager has been in business for at least three years, and is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with FRIC, other FRIC funds, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company.

  This section identifies the money managers for the Underlying Funds in which the Fund invests.


                           TAX-MANAGED LARGE CAP FUND


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                         INTERNATIONAL SECURITIES FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.


  Capital International, Inc., 11100 Santa Monica Blvd., Suite 1500, Los
     Angeles, CA 90025.


  Delaware International Advisers Ltd., 80 Cheapside, 3rd Floor, London EC2V 6EE
     England.

  Driehaus Capital Management, Inc., 25 East Erie Street, Chicago, IL
     60611-2703.

  Fidelity Management & Research Company, 82 Devonshire Street, Boston, MA
     02109.


  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.


  Marvin & Palmer Associates, Inc., 1201 North Market Street, Suite 2300,
     Wilmington, DE 19801-1165.

  Mastholm Asset Management, LLC, 10500 N.E. 8th Street, Suite 660, Bellevue, WA
     98004.

  Oechsle International Advisors, LLC, One International Place, 23rd Floor,
     Boston, MA 02110.

  The Boston Company Asset Management, LLC., One Boston Place, 14th Floor,
     Boston, MA 02108-4402.


                           TAX-MANAGED SMALL CAP FUND


  Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.



                            QUANTITATIVE EQUITY FUND


  Barclays Global Fund Advisors, 45 Fremont Street, 17th Floor, San Francisco,
     CA 94105.


  Franklin Portfolio Associates LLC, Two International Place, 22nd Floor,
     Boston, MA 02110-4104.


  Jacobs Levy Equity Management, Inc., 100 Campus Drive, Florham Park, NJ
     07932-0650.

  J.P. Morgan Investment Management Inc., 522 Fifth Ave., 6th Floor, New York,
     NY 10036.



                             EMERGING MARKETS FUND

  Alliance Capital Management L.P., acting through its Bernstein Investment
     Research and Management Unit, 767 Fifth Avenue, New York, NY 10153-0185.

  Foreign & Colonial Emerging Markets Limited, Exchange House, Primrose Street,
     London EC2A 2NY England.

  Genesis Asset Managers Limited, 21 Knightsbridge, London SW1X 7LY England.

  Nicholas Applegate Capital Management, 600 W. Broadway, 29th Floor, San Diego,
     CA 92101.

  Schroder Investment Management North America Ltd., 787 Seventh Avenue, 34th
     Floor, New York, NY 10019.

  WHEN CONSIDERING AN INVESTMENT IN THE FUND, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION. THE FUND HAS NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUND. THE FUND MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUND OR IN THE UNDERLYING FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

For more information about the Fund, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Fund.

The annual report for the Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the reports and of the SAI, and may request other information, by contacting your Financial Intermediary or the Fund at:
        Frank Russell Investment Company
        909 A Street
        Tacoma, WA 98402
        Telephone: 1-800-787-7354
        Fax: 253-591-3495
        www.russell.com

You can review and copy information about the Fund (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

FRANK RUSSELL INVESTMENT COMPANY
    Class C Shares:
    Tax-Managed Global Equity Fund

                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-3153
                                                                36-08-089 (1201)

[LOGO OF FRANK RUSSELL COMPANY]

                       FRANK RUSSELL INVESTMENT COMPANY
                                 909 A Street
                           Tacoma, Washington 98402
                           Telephone (800) 972-0700
                         In Washington (253) 627-7001

                      STATEMENT OF ADDITIONAL INFORMATION

                      ________________________, 2001




     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate Prospectuses.


     This Statement of Additional Information ("Statement") is not a prospectus; this Statement should be read in conjunction with the Funds' Prospectuses. Prospectuses may be obtained without charge by telephoning or writing FRIC at the number or address shown above.


     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference FRIC's Annual Reports to Shareholders for the fiscal year ended October 31, 2001. Copies of the Funds' Annual Reports and Semi-Annual Reports accompany this Statement.


     As of the date of this Statement, FRIC is comprised of the following Funds, each of which commenced operations on the date indicated:



                                  Fund Inception
Fund                                   Date                Prospectus Date
----                              --------------           ---------------
Equity I                          October 15, 1981         ______________
Equity II                         December 28, 1981        ______________
Equity III                        November 27, 1981        ______________
Equity  Q                         May 29, 1987             ______________
Tax-Managed Large Cap             October 7, 1996          ______________
Tax-Managed Small Cap             December 1, 1999         ______________
International                     January 31, 1983         ______________
Emerging Markets                  January 29, 1993         ______________
Fixed Income I                    October 15, 1981         ______________
Fixed Income III                  January 29, 1993         ______________
Money Market                      October 15, 1981         ______________
Diversified Equity                September 5, 1985        ______________
Special Growth                    September 5, 1985        ______________
Equity Income                     September 5, 1985        ______________
Quantitative Equity               May 15, 1987             ______________
International Securities          September 5, 1985        ______________
Real Estate Securities            July 28, 1989            ______________
Diversified Bond                  September 5, 1985        ______________
Short Term Bond                   October 30, 1981         ______________
Multistrategy Bond                January 29, 1993         ______________
Tax Exempt Bond                   September 5, 1985        ______________
U.S. Government Money Market      September 5, 1985        ______________
Tax Free Money Market             May 8, 1987              ______________
Select Growth                     January 31, 2001         ______________
Select Value                      January 31, 2001         ______________

     A shareholder of the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I or Fixed Income III Funds may enter into a separate agreement with Frank Russell Investment Management Company ("FRIMCo") to obtain certain services from, and pay a separate quarterly individual shareholder investment services fee directly to, FRIMCo. The amount of the fee is based upon the assets subject to the applicable agreement and the services obtained under that agreement. A shareholder of the other Funds does not execute such an agreement to acquire such services and pays no such fees. In each case, FRIMCo may charge fees to a shareholder for non-investment services provided directly to that shareholder.


     Each of the Funds (except the money market funds) presently offers interests in different classes of Shares as described in the table below. For purposes of this Statement, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." Seven of the Funds, the Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, are referred to in this Statement as the "Institutional Funds." Unless otherwise indicated, this Statement relates to all classes of Shares of the Funds.



Fund                         Class C        Class E        Class S        Class I        Class Y
Equity I                                       X                             X               X
Equity II                                      X                             X               X
Equity III                                     X                             X               X
Equity Q                                       X                             X               X
Tax-Managed Large Cap           X              X               X
Tax-Managed Small Cap           X              X               X
International                                  X                             X               X
Emerging Markets                X              X               X
Fixed Income I                                 X                             X               X
Fixed Income III                               X                             X               X
Money Market                                                   X
Diversified Equity              X              X               X
Special Growth                  X              X               X
Equity Income                   X              X               X
Quantitative Equity             X              X               X
International Securities        X              X               X
Real Estate Securities          X              X               X
Diversified Bond                X              X               X
Short Term Bond                 X              X               X
Multistrategy Bond              X              X               X
Tax Exempt Bond                 X              X               X
U.S. Government Money Market                                   X
Tax Free Money Market                                          X
Select Growth Fund              X              X               X             X               X
Select Value Fund               X              X               X             X               X

                               TABLE OF CONTENTS

              CERTAIN TERMS USED IN THIS STATEMENT ARE DEFINED IN
                    THE GLOSSARY, WHICH BEGINS ON PAGE 65



                                                                                                                 Page
STRUCTURE AND GOVERNANCE.....................................................................................     1
       Organization and Business History.....................................................................     1
       Shareholder Meetings..................................................................................     1
       Controlling Shareholders..............................................................................     2
       Trustees and Officers.................................................................................     7

OPERATION OF FRIC............................................................................................     7
       Service Providers.....................................................................................     7
       Consultant............................................................................................     7
       Advisor and Administrator.............................................................................     8
       Money Managers........................................................................................     10
       Distributor...........................................................................................     11
       Custodian and Portfolio Accountant....................................................................     11
       Transfer and Dividend Disbursing Agent................................................................     12
       Order Placement Designees.............................................................................     12
       Independent Accountants...............................................................................     12
       Code of Ethics........................................................................................     12
       Plan Pursuant to Rule 18f-3...........................................................................     15
       Distribution Plan.....................................................................................     15
       Shareholder Services Plan.............................................................................     17
       Fund Expenses.........................................................................................     18
       Purchase and Redemption of Fund Shares................................................................     19
       Valuation of Fund Shares..............................................................................     19
       Valuation of Portfolio Securities.....................................................................     20
       Portfolio Transaction Policies........................................................................     20
       Portfolio Turnover Rate...............................................................................     21
       Brokerage Allocations.................................................................................     21
       Brokerage Commissions.................................................................................     22
       Yield and Total Return Quotations.....................................................................     25

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS....................................................     26
       Investment Restrictions...............................................................................     26
       Investment Policies...................................................................................     27
       Certain Investments...................................................................................     32

TAXES........................................................................................................     50

MONEY MANAGER INFORMATION....................................................................................     53

RATINGS OF DEBT INSTRUMENTS..................................................................................     60

FINANCIAL STATEMENTS.........................................................................................     64

GLOSSARY.....................................................................................................     65

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation on October 15, 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts's law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.


FRIC's Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. The Class C Shares are subject to a Rule 12b-1 fee of up to 0.75% and a shareholder services fee of up to 0.25%. Class E Shares are subject to a shareholder services fee of up to 0.25%. The Class I, Class Y, and Class S Shares are not subject to either a Rule 12b-1 fee or a shareholder services fee. Unless otherwise indicated, "Shares" in this Statement refers to all classes of Shares of the Funds.


Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of FRIC's outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.




At _____________, 2001, the following shareholders owned 5% or more of any Class of any Fund's Shares:




At ______________, 2001, the following shareholders could be deemed to "control" the following Funds because such shareholders own more than 25% of the voting Shares of the indicated Fund:



The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with FRIMCo, Russell and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

FRIC paid in aggregate $ ________ for the year ended October 31, 2001 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.


The following table contains the Trustees and officers and their positions with FRIC, their dates of birth, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.


------------------------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
       Name, Age,                    Position(s) Held                             During the
        Address                          With Fund                               Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,             Trustee Emeritus      . Trustee Emeritus and Chairman Emeritus, Russell Insurance
Born July 3, 1932                    and Chairman            Funds; Director Emeritus, Frank Russell Investment Management Company;
                                     Emeritus since        . Director and Chairman of the Board, Frank Russell Company,
909 A Street                         1998.                   Frank Russell Securities, Inc., Frank Russell Trust Company and Frank
Tacoma, Washington                                           Russell Investments (Delaware), Inc.;
98402-1616                                                 . Director, Chairman of the Board and President, Russell
                                                             20/20 Association;
                                                           . From 1984 to December 1998, Trustee and Chairman of the Board
                                                             of Frank Russell Investment Company. From August 1996 to
                                                             December 1998, Trustee, Russell Insurance Funds.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,                   Trustee, President    . Vice Chairman, Frank Russell Company;
Born April 22, 1939                  and Chief Executive   . Trustee, President and Chief Executive Officer, Russell
                                     Officer since 1987.     Insurance Funds;
909 A Street                                               . Director, Chief Executive Officer and Chairman of the
Tacoma, Washington                                           Board, Russell Fund Distributors, Inc.; Frank Russell
98402-1616                                                   Investment Management Company;
                                                           . Trustee, President and Chairman of the Board. The SSgA Funds
                                                             (investment company);
                                                           . Director and Chairman of the Board, Frank Russell Trust Company
                                                           . Director, Russell Insurance Agency, Inc., Director, Frank Russell
                                                             Investments (Ireland) Limited, Frank Russell Investments (Cayman) Ltd.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
       Name, Age,                    Position(s) Held                             During the
        Address                          With Fund                               Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,                    Trustee since 1984.   . Trustee, Russell Insurance Funds;
Born October 15, 1931                                      . 1996 to present, President, Anderson Management Group LLC
                                                             (architectural design and manufacturing). 1984 to 1996,
                                                             President, Vancouver Door Company, Inc.
4109 Bridgeport Way
West, Suite C, University
Place, Washington
98466
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,                   Trustee since 1985.   . Trustee, Russell Insurance Funds;
Born December 1, 1919                                      . President, Paul Anton and Associates (Marketing Consultant on
                                                             emerging international markets for small corporations).
PO Box 212
Gig Harbor, Washington
98335-0212
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,                   Trustee since 1984.   . Trustee, Russell Insurance Funds;
Born June 8, 1925                                          . Retired since 1986.

800 North C Street
Tacoma, Washington
98403-2815
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake                     Trustee since 2000.   . Trustee, Russell Insurance Funds;
Born January 22, 1954                                      . President, Kristianne Gates Blake, P.S. (accounting services);
                                                           . Trustee, WM Group of Funds; Trustee, William H. & Mary M.
P.O. Box 28338                                               Gates Charitable Remainder Annuity Trust; Director, Avista Corp.
Spokane, Washington
99228
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,                     Trustee since 1984.   . Trustee, Russell Insurance Funds;
Born October 6, 1930                                       . Retired since 1995.

1730 North Jackson
Tacoma, Washington
98406
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,                   Trustee since 1984.   . Trustee, Russell Insurance Funds and Director of Frank
Born May 5, 1926                                             Russell Trust Company;
                                                           . Retired since 1981.
P.O. Box 1057
Gig Harbor, Washington
98335
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
       Name, Age,                    Position(s) Held                             During the
        Address                          With Fund                               Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.             Trustee since 2000.   . Trustee, Russell Insurance Funds;
Born December 21, 1955                                     . President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company,
1301 5th Avenue,                                             Simpson Paper Company and Simpson Tacoma Kraft Company;
Suite 2800, Seattle,                                       . Prior to July 1997, President and Board member, Simpson Paper
Washington 98101                                             Company.  Trustee, Simpson Employee Retirement Fund.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,                    Treasurer and Chief   . Treasurer and Chief Accounting Officer, Russell Insurance
Born November 26, 1963               Accounting Officer      Funds;
                                     since 1998.           . Director, Funds Administration, Frank Russell Investment Management
909 A Street                                                 Company and Frank Russell Trust Company;
Tacoma, Washington                                         . Treasurer, SSgA Funds (investment company);
98402-1616                                                 . Manager, Funds Accounting and Taxes, Russell Fund
                                                             Distributors, Inc.;
                                                           . April 1996 to August 1998, Assistant Treasurer, Frank Russell
                                                             Investment Company; August 1996 to August 1998, Assistant
                                                             Treasurer, Russell Insurance Funds; November 1995 to July
                                                             1998, Assistant Secretary, SSgA Funds; February 1997 to July
                                                             1998, Manager, Funds Accounting and Taxes, Frank Russell
                                                             Investment Management Company.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Randall P. Lert,                    Director of           . Director of Investments, Russell Insurance Funds;
Born October 3, 1953                 Investments since     . Chief Investment Officer, Frank Russell Trust Company;
                                     1991.                 . Director and Chief Investment Officer, Frank Russell
909 A Street                                                 Investment Management Company and Russell Fund
Tacoma, Washington                                           Distributors, Inc.;
98402-1616                                                 . Director-Futures Trading, Frank Russell Investments
                                                             (Ireland) Limited and Frank Russell Investments (Cayman) Ltd.;
                                                           . Senior Vice President and Director of Portfolio Trading,
                                                             Frank Russell Canada Limited/Limitee.
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                           Principal Occupation(s)
       Name, Age,                    Position(s) Held                             During the
        Address                          With Fund                               Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
*Karl J. Ege,                        Secretary and         . Secretary and General Counsel, Russell Insurance Funds;
Born October 8, 1941                 General Counsel       . Secretary, General Counsel and Managing Director-Law and Government
                                     since 1994.             Affairs, Frank Russell Company;
909 A Street                                               . Director, Secretary and General Counsel, Russell Real Estate
Tacoma, Washington                                           Advisers Inc. and Frank Russell Capital, Inc.;
98402-1616                                                 . Secretary and General Counsel of Frank Russell Investment
                                                             Management Company, Frank Russell Trust Company and Russell
                                                             Fund Distributors, Inc.;
                                                           . Director and Secretary, A Street Investment Associates,
                                                             Inc., Frank Russell International Services Co., Inc.,
                                                             Russell 20-20 Association and Frank Russell Investments
                                                             (Delaware), Inc.;
                                                           . Director and Assistant Secretary, Russell Systems Limited
                                                             (London); Director, Frank Russell Company Pty. Limited,
                                                             Frank Russell Investments (Cayman) Ltd., Frank Russell
                                                             Company, S A, Frank Russell Japan Co., Ltd. Frank Russell
                                                             Company (N.Z.) Limited, Frank Russell Investments (Ireland)
                                                             Limited and Frank Russell Investments (Singapore)
                                                             Private Limited;
                                                           . From November 1995 to February 1997, Director and Secretary,
                                                             Frank Russell Investments (Delaware), Inc.; April 1992 to
                                                             December, 1998, Director, Frank Russell Company.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Mark D. Amberson                    Director of           . Director of Short-Term Investment Funds, Russell Insurance
Born  July 20, 1960                  Short-Term              Funds, Frank Russell Investment Management Company and Frank
                                     Investment Funds        Russell Trust Company.
909 A Street                         since August 2001.    . From 1991 to 2001, Portfolio Manager, Russell Insurance
Tacoma, Washington                                           Funds, Frank Russell Investment Management Company and Frank
98402-1616                                                   Russell Trust Company.
-----------------------------------------------------------------------------------------------------------------------------------

                           TRUSTEE COMPENSATION TABLE

                               Aggregate           Pension or Retirement        Estimated Annual         Total Compensation
                              Compensation          Benefits Accrued As          Benefits Upon               From FRIC
Trustee                        From FRIC           Part Of FRIC Expenses           Retirement             Paid To Trustees
-------                        ---------           --------------------            ----------             ----------------
Lynn L. Anderson                   $0                       $0                          $0                        $0
Paul E. Anderson                $55,000                     $0                          $0                     $55,000*
Paul Anton, PhD.                $55,000                     $0                          $0                     $55,000*
William E. Baxter               $55,000                     $0                          $0                     $55,000*
Kristianne Blake                $55,000                     $0                          $0                     $55,000*
Lee C. Gingrich                 $55,000                     $0                          $0                     $55,000*
Eleanor W. Palmer               $55,000                     $0                          $0                     $55,000*
Raymond P. Tennison, Jr.        $55,000                     $0                          $0                     $55,000*

* Received $12,000 for service as trustees on the Board of Trustees for the Russell Insurance Funds.

                               OPERATION OF FRIC

SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                                 Frank Russell Company

Advisor, Administrator, Transfer and       Frank Russell Investment Management
Dividend Disbursing Agent                  Company

Money Managers                             Multiple professional discretionary
                                           investment management organizations

Custodian and Portfolio Accountant         State Street Bank and Trust Company


CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company ("FRIMCo"), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectuses, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company Limited (London), Frank Russell Canada Limited/Limitee (Canada), Frank Russell Company Pty., Limited (Australia), Frank Russell Japan Co., Ltd. (Japan), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Ltd. (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services LLC joint venture. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a registered broker-dealer. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Real Estate Advisors, Inc., a wholly owned subsidiary of Frank Russell Company, provides investment advice focused on the real estate asset class, performs discretionary investment management, and provides advice with respect to private investment funds, including limited partnerships. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.


As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,500 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Funds' Liquidity Portfolio. (See, "Investment Policies-- Liquidity Portfolio.") FRIMCo also acts as FRIC's transfer agent, dividend disbursing agent and as the money manager for the Money Market and US Government Money Market Funds. FRIMCo, as agent for FRIC, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the advisory fee paid by the Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an advisory fee and an administrative fee directly to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the applicable Prospectus for the Funds' annual advisory percentage rates.)

FRIMCo has contractually agreed to waive all or a portion of its combined advisory and administrative fees for certain Funds. This arrangement is not part of the Advisory Agreement with FRIC or the Administrative Agreement and may be changed or discontinued. FRIMCo currently calculates its advisory fee based on a Fund's average daily net assets less any advisory fee incurred on the Fund's assets to the extent the Fund incurs advisory fees for investing a portion of its assets in FRIC's Money Market Fund.


The following Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively:




                                         10/31/01           10/31/00         12/31/99
                                      --------------       -----------      -----------
Diversified Equity                                         $10,098,258      $11,377,505
Special Growth                                               5,983,909        5,867,193
Equity Income                                                1,047,082        1,793,367
Quantitative Equity                                         10,215,125       11,129,142
International Securities                                     8,913,303        9,446,953
Real Estate Securities                                       4,675,467        5,193,244
Diversified Bond                                             2,782,087        3,695,482
Multistrategy Bond                                           3,191,178        3,667,917
Tax Exempt Bond                                                401,219          498,685
U.S. Government Money Market                                   238,044          392,940
Tax Free Money Market                                          417,071          491,260
Equity I                                                     8,086,430        8,904,910
Equity II                                                    5,233,661        4,636,747
Equity III                                                     734,430        1,179,507
Equity Q                                                     7,069,145        7,390,737
Tax-Managed Large Cap                                        3,955,187        3,180,328
Tax-Managed Small Cap*                                         688,311           18,536
International                                                7,784,407        8,145,109
Emerging Markets                                             4,274,390        4,222,210
Fixed Income I                                               2,613,271        3,037,359
Fixed Income III                                             2,208,653        2,521,293
Short Term Bond                                              1,890,126        2,269,960
Money Market                                                 3,665,419        5,108,573


* Tax-Managed Small Cap Fund commenced operations December 1, 1999.

FRIMCo has contractually agreed to waive 0.15% of its 0.25% combined advisory and administrative fee for the Money Market Fund. FRIMCo waived fees in the amounts of $3,065,144, $2,199,252 and $______________ for the year ended
December 31,

 1999, the ten months ended October 31, 2000 and the year ended
October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $2,043,429, $1,466,168 and $______________ for the years ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively.


Prior to June 15, 1998, FRIMCo contractually agreed to waive 0.13% of its 0.20% advisory and administrative fees for the US Government Money Market Fund. Effective June 15, 1998, FRIMCo has contractually agreed to waive a portion of its combined advisory fee, up to the full amount of those fees, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $379,754, $238,044 and $__________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $13,186 for the year ended December 31, 1999. The Fund paid no advisory or administrative fees for the ten months ended October 31, 2000 [or for the year ended October 31, 2001].


FRIMCo has contractually agreed to waive 0.10% of its 0.25% combined advisory and administrative fees for the Tax Free Money Market Fund. FRIMCo waived fees in the amounts of $196,504, $166,828 and $__________ for the year ended December 31, 1999, the ten months October 31, 2000 and the year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $294,756, $250,242 and $_________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively.


Effective May 1, 1996 until April 30, 2000, FRIMCo had contractually agreed to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund level expenses exceed 0.80% of average daily net assets on an annual basis. FRIMCo waived fees in the amounts of $327,074, $166,373 and $_________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,340,842, $3,024,805 and $__________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively.


FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536, $388,516 and $___________ for the year ended December
31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively. In addition, FRIMCo reimbursed the Fund $101,897 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000 [or for the year ended October 31, 2001]. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999, the ten months ended October 31, 2000 [or the year ended October 31, 2001]. The Fund commenced operations on December 1, 1999.


FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $51,875 and $_______________ for the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 [or the year ended October 31, 2001]. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees for the ten months ended October 31, 2000 and the year ended October 31, 2001 equal to $1,838,161 and $___________, respectively.


Effective January 1, 2000, FRIMCo has contractually agreed to waive a portion of its transfer agency fees for Class E Shares of the Fixed Income III Fund to the extent that such fees exceed 0.05% of the average daily net assets on an annual basis with respect to Class E of that Fund. FRIMCo waived transfer agency fees in the amount of $5,300 and $________ for the ten months ended October 31, 2000 and for the year ended October 31, 2001, respectively.


Effective January 1, 2000, FRIMCo has contractually agreed to waive a portion of its transfer agency fees for Class Y Shares of each Institutional Fund to the extent that those fees would affect "Other Expenses" of Class Y Shares of an Institutional Fund by one basis point or more. FRIMCo waived transfer agency fees in the amount of $13,000 and $__________ for each of the

Equity I, Equity II, Equity Q, International and Fixed Income I Funds for the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively. FRIMCo waived transfer agency fees in the amount of $7,000 and $________ for the Fixed Income III Fund for the ten months ended October 31, 2000 and for the year ended October 31, 2001, respectively.


For the Select Growth Fund, FRIMCo has contractually agreed to waive up to the full amount of its 0.85% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.83% of the average daily net assets of that Fund on an annual basis. Fund-level expenses for the Select Growth Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Growth Fund do not exceed 0.89%.

For the Select Value Fund, FRIMCo has contractually agreed to waive up to the full amount of its 0.75% combined advisory and administrative fees for that Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.73% of the average daily net assets of that Fund at an annual basis. Fund-level expenses for the Select Value Fund do not include transfer agency fees, administrative fees, 12b-1 fees or shareholder servicing fees. In addition, after applying the foregoing waiver, FRIMCo has contractually agreed to waive, at least until February 28, 2002, up to the full amount of its transfer agency fees in an amount necessary to ensure that "Total Net Fund Operating Expenses" for Class I Shares of the Select Value Fund do not exceed 0.79%.

FRIMCo is a wholly-owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

MONEY MANAGERS. Except with respect to the Money Market and US Government Money Market Funds, the Funds' money managers have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other off-shore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

From its advisory fees, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, management fees paid to the money managers were:



                                                                                          Annual rate
       Fund                                    $ Amount Paid                   (as a % of average daily net assets)
       ----                                    -------------                   -----------------------------------
                                     1999           2000           2001         1999            2000          2001
                                     ----           ----           ----         ----            ----          ----
Equity I                          $2,988,941     $2,524,229                     0.20%           0.21%
Equity II                          2,296,509      2,252,832                     0.36%           0.34%
Equity III                           342,095        189,888                     0.17%           0.19%
Fixed Income I                       702,784        526,998                     0.07%           0.06%
Short Term Bond                      795,354        562,126                     0.17%           0.17%
Fixed Income III                     854,445        580,687                     0.18%           0.15%
International                      3,785,779      3,293,573                     0.34%           0.35%
Equity Q                           2,286,487      2,034,472                     0.18%           0.19%
Tax-Managed Large Cap              1,130,665      1,185,998                     0.27%           0.23%
Tax-Managed Small Cap*                 6,673        236,766                     0.34%           0.28%
Emerging Markets                   2,151,950      2,006,555                     0.65%           0.51%
Diversified Equity                 2,908,409      2,361,202                     0.20%           0.21%
Special Growth                     2,249,925      2,009,221                     0.36%           0.34%
Equity Income                        384,336        204,075                     0.17%           0.18%
Diversified Bond                     555,643        364,015                     0.07%           0.06%
International Securities           3,429,899      2,950,659                     0.34%           0.35%
Multistrategy Bond                 1,046,997        704,996                     0.18%           0.15%
Quantitative Equity                2,623,428      2,243,821                     0.18%           0.19%
Real Estate Securities             1,711,842      1,374,518                     0.28%           0.25%
Tax Exempt Bond                      305,104        210,733                     0.19%           0.21%
Tax Free Money Market                146,901        111,491                     0.08%           0.09%

*  The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

     CUSTODY:

Domestic Custody - (i) $3,000 per portfolio per fund; (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody -(i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio (except for the Tax Free Money Market Fund) and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on uninvested cash balances will be used to offset the Funds' custodian expense.

     FUND ACCOUNTING:

Domestic Fund Accounting - (i) $10,000 per portfolio; and (ii) 0.015% of average daily net assets. International Fund Accounting - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Yield calculation services - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service, FRIMCo is paid a fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCO is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.

------------------------------------------------------------------------------------------------------------------------------------
                                 Is personal investing              Are investments in securities owned by the advised Fund
        Money Manager                 allowed?                                              allowed?
------------------------------------------------------------------------------------------------------------------------------------
AEW  Management and             Yes                                No
Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management     Yes                                Yes, but not in securities with pending or possible
L.P.                                                               client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund            Yes                                Yes, but not in securities with pending or possible
Advisors                                                           client buy or sell orders and certain blackouts
                                                                   apply to securities of Barclays PLC and securities
                                                                   underwritten by Barclays affiliates
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial             Yes                                Yes, but not in securities with pending or possible
Management, Inc.                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset        Yes                                Yes, but not in securities with pending or possible
Management, LLC                                                    client buy or sell orders, also, certain persons may
                                                                   not purchase securities issued by financial services
                                                                   organizations
------------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.     Yes                                Yes
------------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment         Yes                                Yes, but not in securities with pending or possible
Partners, LLC                                                      client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Capital          Yes                                Yes, but not in securities with pending or possible
Management, Inc.                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
David J. Greene & Company, LLC  Yes                                Yes
------------------------------------------------------------------------------------------------------------------------------------
Delaware International          Yes                                Yes, but not in securities with pending or possible
Advisors Limited                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.         Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital Management,    Yes                                Yes, but not in securities with pending or possible
Inc.                                                               client buy or sell orders unless the order is
                                                                   bunched with the client's, the client is able to
                                                                   fully complete its own order, and the order receives
                                                                   the average price for that day
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &           Yes                                Cannot purchase securities on a restricted list
Research Company
------------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial Emerging     Yes                                Cannot purchase securities on a restricted list
Markets Limited
------------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment        Yes                                Yes, but not in securities with pending or possible
Management Company                                                 client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio Associates   Yes                                Yes, but not in securities with pending or possible
LLC                                                                client buy or sell orders, also, certain persons may
                                                                   not invest in securities of financial services
                                                                   organizations
------------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset           Yes                                Yes, but not in securities with pending or possible
Management                                                         client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company        Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.    Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.         Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC    Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity              Yes                                Yes, but not in securities with pending or possible
Management, Inc.                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment          Yes                                Cannot purchase securities on a restricted list or
Management, Inc.                                                   securities of financial services organizations
------------------------------------------------------------------------------------------------------------------------------------
Lazard Asset Management         Yes                                Cannot purchase securities on a restricted list
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital Management      Yes                                Yes, but not in securities with pending or possible
Company                                                            client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Marisco Capital                 Severely restricts personal        No
Management Company,             trading except for a limited
LLC                             number of specific transactions
                                such as purchase of mutual fund
                                shares, commercial paper, etc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer Associates,     Yes                                Yes
Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset Management, LLC  Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Merganser Capital Management    Yes                                Yes, but may not enter into transactions that may
LP                                                                 result in conflicts of interest with clients
------------------------------------------------------------------------------------------------------------------------------------
MFS Institutional Advisors,     Yes                                Yes, but not in securities with pending or possible
Inc.                                                               client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Investments,     Yes                                Yes, but not in securities with pending or possible
LP                                                                 client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Applegate Capital      Yes                                Yes, but not in securities with pending or possible
Management                                                         client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Oechsle International           Yes                                Yes, but not in securities with pending or possible
Advisors, LLC                                                      client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Pacific Investment Management   Yes                                Yes, but not in securities with pending or possible
Company                                                            client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset Management      Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Schroder Investment             Yes                                Cannot purchase securities on a restricted list
Management  North America
Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Global         Yes                                Yes, but not in securities with pending or possible
Capital Management Group                                           client buy or sell orders
Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Sirach Capital Management,      Yes                                Yes, but not in securities with pending or possible
Inc.                                                               client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset           Yes                                Cannot purchase securities on a restricted list
Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income Management     Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Strong Capital Management,      Yes                                Yes, but not in securities with pending or possible
Inc.                                                               client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital Management,     Yes                                Yes, but not in securities with pending or possible
Inc.                                                               client buy or sell orders or in securities of which
                                                                   10% or more are held in portfolios managed by Suffolk
------------------------------------------------------------------------------------------------------------------------------------
Systematic Financial            Yes                                Yes, but not in securities with pending or possible
Management, L.P.                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
TCW Investment Management       Yes                                Yes, but not in securities with pending or possible
Company                                                            client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital             Yes                                Yes, but not in securities with pending or possible
Management, Inc.                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners,     Yes                                Yes, but not in securities with pending or possible
Inc.                                                               client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, L.L.C.     Yes                                Yes, but not in securities with pending or possible
                                                                   client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Westpeak Global Advisors,       Yes                                Yes, but not in securities with pending or possible
L.P.                                                               client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------


PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of Shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby),
(iii) to create Class E Shares of the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the Money Funds as Class I Shares and create new Class A and Class S Shares of the Money Funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the Money Funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the Money Funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby).


For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund." The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan would bear certain fees under its respective plan.

DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C Shares, which are described in the respective Funds' Prospectuses. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of the affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

Under the Distribution Plan, the following Multiple Class Funds' Class C Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the year ended October 31, 2001 (these amounts were for compensation to dealers):


                                                          Class C
                                                          -------
                  Diversified Equity
                  Special Growth
                  Equity Income
                  Quantitative Equity
                  International Securities
                  Real Estate Securities
                  Diversified Bond
                  Tax-Managed Large Cap
                  Tax-Managed Small Cap
                  Short Term Bond
                  Multistrategy Bond
                  Tax Exempt Bond
                  Emerging Markets


SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.

Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of the Class A, Class C or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of FRIC's Class A, Class C or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for any Class A, Class C or Class E Shares may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Shares.

Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

Under the Service Plan, the following Multiple Class Funds' Class C and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the year ended October 31, 2001:


                                                          Class C    Class E
                                                          -------    -------
                  Diversified Equity
                  Special Growth
                  Equity Income
                  Quantitative Equity
                  International Securities
                  Real Estate Securities
                  Diversified Bond
                  Tax-Managed Large Cap
                  Tax-Managed Small Cap
                  Short-Term Bond
                  Equity I
                  Equity II
                  Equity III
                  Fixed I
                  Fixed III
                  International
                  Equity Q
                  Emerging Markets
                  Short-Term Bond
                  Diversified Bond
                  International Securities
                  Multistrategy Bond
                  Tax Exempt Bond


No Class A Shares of any Fund  were issued during the period shown.


FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual advisory fee and the annual administrative fee, each payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records (except for Money Market, Tax Exempt Bond, U.S. Government Money Market, and Tax Free Money Market Funds); state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify the Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

As of the date of this Statement, FRIMCo has contractually agreed to waive and/or reimburse until February 28, 2002 all or a portion of its aggregate combined advisory and administrative fees with respect to certain Funds.

PURCHASE AND REDEMPTION OF FUND SHARES

     Minimum Investment Requirements. You may be eligible to purchase Fund
     -------------------------------
Shares if you do not meet the applicable required minimum investment. The Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund, and the minimum investment required has not been waived for you, the Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

     Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

     Stale Checks. If you do not cash a dividend, distribution, or redemption
     ------------
check within 180 days from the date it was issued, the Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

     For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Funds will deem the uncashed check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund?s general account for your benefit in accordance with applicable law.

     For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

     Solicitation and Referral Fees. FRIMCo may enter into written agreements
     ------------------------------
with certain Financial Intermediaries in which it agrees to pay to such intermediaries a solicitation fee or referral fee out of its own resources, in connection with the intermediaries' referral of certain prospective investors to the Funds or for performing ongoing client service activities with respect to referred investors. Each investor for which a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.


    VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund Class on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for trading, and for the Money Market, US Government Money Market, and Tax Free Money Market Funds, any day on which both the NYSE is open for trading and the Boston Federal Reserve Bank is open for business. Currently, the NYSE is open for trading every weekday except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Boston Federal Reserve Bank is open for business Good Friday and every day the NYSE is open, except Columbus Day and Veterans' Day.

     Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

     The International, Emerging Markets, International Securities, Fixed Income I, Diversified Bond, Fixed Income III and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Funds do not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Funds determine their net asset values, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Funds calculate their net asset values may not be reflected in the calculations of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

     VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities and fixed-income securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. US over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price, and futures contracts are valued on the basis of last sale price.

     Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable--that is, when the prices reflect the fair market value of the securities.

     International equity securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over-the-counter are valued on the basis of the mean of bid prices. If there is no last sale or mean bid price, the securities may be valued on the basis of prices provided by a pricing service when the prices are believed to be reliable.

     Money market instruments maturing within 60 days of the valuation date held by the Funds are valued using the amortized cost method. Under this method, a portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount or premium is assumed. The Funds utilize the amortized cost valuation method in accordance with Rule 2(a)-7 of the 1940 Act. The money market instruments are valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. Money market instruments maturing within 60 days of the valuation date held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

     Municipal obligations are appraised or priced by an independent pricing source, approved by the Board, which utilizes relevant information, such as bond transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities.

     The Funds value securities for which market quotations are not readily available at "fair value," as determined in good faith and in accordance with procedures established by the Board.

     PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Equity I, Equity III, Equity Q, International, Emerging Markets, Fixed Income I, Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Select Growth, Select Value and Diversified Bond Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers. The Equity II, Fixed Income III, Special Growth, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds trade more actively to realize gains and/or to increase yields on investments by trading to take advantage of short-term market variations. This policy is expected to result in higher portfolio turnover for these Funds. Conversely, the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund, which seek to minimize the impact of taxes on their shareholders, attempt to limit short-term capital gains and to minimize the realization of net long-term capital gains. These policies are expected to result in a low portfolio turnover rate for the Tax-Managed Large Cap Fund and the Tax-Managed Small Cap Fund.

     The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Fund is purchasing the same security thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, those Funds' ability to change money managers may be constrained.

     The Funds, except the Tax Exempt Bond, Tax-Managed Large Cap and Tax-Managed Small Cap Funds, do not give significant weight to attempting to realize long-term capital gains when making portfolio management decisions.

     PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and/or duration of portfolio investments.

     The portfolio turnover rates for the year ended October 31, 2001 and the ten months ended October 31, 2000 for each Fund (other than the Money Market, US Government Money Market and Tax Free Money Market Funds) were:



                                                   10/31/01       10/31/00
                                                   --------       --------
Equity I                                                            144%
Equity II                                                           138
Equity III                                                          108
Equity Q                                                             60
Tax-Managed Large Cap                                                43
Tax-Managed Small Cap                                                71
International                                                       105
Emerging Markets                                                     73
Fixed Income I                                                      118
Fixed Income III                                                    108
Diversified Equity                                                  142
Special Growth                                                      136
Equity Income                                                        99
Quantitative Equity                                                  59
International Securities                                            102
Real Estate Securities                                               53
Diversified Bond                                                    129
Short Term Bond                                                      92
Multistrategy Bond                                                  105
Tax Exempt Bond                                                      38




     A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

     BROKERAGE ALLOCATIONS. Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

     Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

     In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

     FRIMCo does not expect FRIC to ordinarily effect a significant portion of FRIC's total brokerage business for the Funds with broker-dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of a Fund?s portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

     FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

     The Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Funds will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Fund other than those Funds which invest principally in fixed income securities. After reimbursement for budgeted research services provided to FRIMCo, FRS may rebate to the Funds a percentage of commissions paid to effect such transactions. Additionally, when a Fund hires or fires a money manager, the portfolio transactions required to transition between managers and the funding of new managers may be effected through FRS. No third party research services or rebates are associated with these transactions. All Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, brokerage affiliates of the money managers.


     BROKERAGE COMMISSIONS. The Board reviews, at least annually, the commissions paid by the Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

     During the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, the brokerage commissions paid by the Funds were:



                                                   2001                2000               1999
                                             ----------------   -----------------   ----------------
Equity I                                                           $ 3,081,680        $ 2,508,532
Equity II                                                            1,847,045          1,236,438
Equity III                                                             324,505            544,612
Equity Q                                                               964,516          1,295,797
Tax-Managed Large Cap (formerly Equity T)                              466,177            403,032
Tax-Managed Small Cap*                                                 206,572             26,712
International                                                        4,607,947          5,068,657
Emerging Markets                                                     1,692,868          2,035,042
Diversified Equity                                                   5,723,294          2,438,549
Special Growth                                                       1,661,104          1,226,126
Equity Income                                                          338,999            615,257
Quantitative Equity                                                  1,055,437          1,450,748
International Securities                                             4,138,197          4,794,982
Real Estate Securities                                               1,137,722          1,029,242
                                                                   -----------        -----------
     Total                                                         $27,246,063        $24,673,726
                                                                   ===========        ===========


* Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

     The principal reasons for changes in several Funds' brokerage commissions for the three years were (1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.

     Fixed Income I, Fixed Income III, Diversified Bond, Short Term Bond, Multistrategy Bond, Tax Exempt Bond, Money Market, US Government Money Market and Tax Free Money Market Funds normally do not pay a stated brokerage commission on transactions.

     During the year ended October 31, 2001, approximately $___________________ of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.

     Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the year ended October 31, 2001 from portfolio transactions effected for the Funds, were as follows:




                                                                                    PERCENT OF TOTAL
AFFILIATED BROKER/DEALER                                       COMMISSIONS            COMMISSIONS
------------------------                                       -----------          ----------------








     The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended October 31, 2001 for the Funds was ___%.


     During the year ended October 31, 2001, the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of October 31, 2001, was as follows:





Fund
--------------------------------------------------------------------------------



     At October 31, 2001, the Funds did not have any holdings in their remaining top 10 following broker-dealers:

     YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the SEC and report average annual total return for each class of Shares which they offer.

     Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P(1+T)/n/ = ERV

   Where:           P    =   a hypothetical initial payment of $1,000;
                    T    =   average annual total return;
                    n    =   number of years; and
                  ERV    =   ending redeemable value of a hypothetical $1,000
                             payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

     The calculation assumes that all dividends and distributions of each Fund are reinvested at the price stated in the Prospectuses on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for all classes of Shares are reported in the respective Prospectuses.

     Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund calculates yields for each class of Shares that it offers. Yields for Funds other than Funds investing primarily in money market instruments (the "Money Market Funds") are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

                         YIELD = 2[(a-b +1)/6/ -1]
                                 -----------------
                                        cd

Where:           a      =    dividends and interest earned during the period
                 b      =    expenses accrued for the period (net of
                             reimbursements)
                 c      =    average daily number of Shares outstanding during
                             the period that were entitled to receive dividends
                 d      =    the maximum offering price per share on the last
                             day of the period

     The yields for the Funds investing primarily in fixed-income instruments are reported in the respective Prospectuses.

     Each Money Market Fund computes its current annualized and compound effective annualized yields using standardized methods required by the SEC. The annualized yield for each Money Market Fund is computed by (a) determining the net change in the value of a hypothetical account having a balance of one share at the beginning of a seven calendar day period; (b) dividing the net change by the value of the account at the beginning of the period to obtain the base period return; and (c) annualizing the results (i.e., multiplying the base period return by 365/7). The net change in the value of the account reflects the value of additional Shares purchased with dividends declared on both the original share and such additional Shares, but does not include realized gains and losses or unrealized appreciation and depreciation. Compound effective yields are computed by adding 1 to the base period return (calculated as described above), raising that sum to a power equal to 365/7 and subtracting 1.


     Yield may fluctuate daily and does not provide a basis for determining future yields. Because each Money Market Fund's yield fluctuates, its yield cannot be compared with yields on savings accounts or other investment alternatives that provide an agreed-to or guaranteed fixed yield for a stated period of time. However, yield information may be useful to an investor considering temporary investments in money market instruments. In comparing the yield of one money market fund to another, consideration should be given to each fund's investment policies, including the types of investments made, length of maturities of portfolio securities, the methods used by each fund to compute the yield (methods may differ) and whether there are any special account charges which may reduce effective yield.

     Current and effective yields for the Class S Shares of the Money Market Funds are reported in the Funds' respective Prospectuses.

     Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

     Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indexes.

     Tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yields for the Tax Exempt Bond and Tax Free Money Market Funds are reported in the Funds' respective Prospectuses.


           INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the respective Prospectuses.

     INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.

No Fund may:


     1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund or the Money Market Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. Banks having net assets in excess of $100,000,000.




  2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


     3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.


     4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.


     5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.


     6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

     7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.


     An additional fundamental policy is that the Tax Exempt Bond Fund will not invest in interests in oil, gas or other mineral exploration or development programs.


     For purposes of these investment restrictions, the Tax Exempt Bond and Tax Free Money Market Funds will consider as a separate issuer each: governmental subdivision (i.e., state, territory, possession of the United States or any political subdivision of any of the foregoing, including agencies, authorities, instrumentalities, or similar entities, or of the District of Columbia) if its assets and revenues are separate from those of the government body creating it and the security is backed by its own assets and revenues; the non-governmental user of an industrial development bond, if the security is backed only by the assets and revenues of a non-governmental user. The guarantee of a governmental or some other entity is considered a separate security issued by the guarantor as well as the other issuer for Investment Restrictions, industrial development bonds and governmental issued securities. The issuer of all other municipal obligations will be determined by the money manager on the basis of the characteristics of the obligation, the most significant being the source of the funds for the payment of principal and interest.

     Each Fund is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.


     No Fund may borrow money for purposes of leveraging or investment.


INVESTMENT POLICIES.

Fund Investment Securities
--------------------------

     The following tables illustrate the investments that the Funds primarily invest in or are permitted to invest in:

                         Diversified  Equity  Quantitative  International  Diversified  Multistrategy  Real Estate  Select  Select
  Type of Portfolio        Equity     Income     Equity      Securities       Bond          Bond        Securities  Growth   Value
       Security             Fund       Fund       Fund          Fund          Fund          Fund           Fund      Fund    Fund
  -----------------      -----------  ------  ------------  -------------  -----------  -------------  -----------  ------  ------
Common stocks...........      X         X          X              X                                         X         X       X
Common stock
  equivalents
  (warrants)............      X         X          X              X                                         X         X       X
  (options).............      X         X          X              X                                         X         X       X
  (convertible debt
    securities).........      X         X          X              X                                         X         X       X
  (depository receipts).      X         X          X                                                                  X       X
Preferred stocks........      X         X          X              X                                         X         X       X
Equity derivative
  securities............      X         X          X              X                                         X         X       X
Debt securities (below
  investment grade or
  junk bonds)...........                                                                      X
US government
  securities............      X         X          X              X             X             X             X         X       X
Municipal obligations...                                                                      X
Investment company
  Securities............      X         X          X              X             X             X             X         X       X
Foreign securities......      X         X          X              X             X             X             X         X       X

                                                                                                                 US       Tax
                                                                Tax-                          Short          Government   Free
                                     Emerging   Tax-Managed    Managed   Special  Tax Exempt  Term   Money     Money     Money
   Type of Portfolio                 Markets     Large Cap    Small Cap  Growth      Bond     Bond   Market    Market    Market
      Securities                       Fund        Fund         Fund      Fund       Fund     Fund    Fund      Fund      Fund
  ------------------                 --------  -------------  ---------  -------  ----------  -----  ------  ----------  ------

                                                                                                                 US       Tax
                                                                Tax-                          Short          Government   Free
                                     Emerging   Tax-Managed    Managed   Special  Tax Exempt  Term   Money     Money     Money
   Type of Portfolio                 Markets     Large Cap    Small Cap  Growth      Bond     Bond   Market    Market    Market
      Securities                       Fund        Fund         Fund      Fund       Fund     Fund    Fund      Fund      Fund
  ------------------                 --------  -------------  ---------  -------  ----------  -----  ------  ----------  ------
Common stocks....................       X            X            X         X
Common stock equivalents
  (warrants).....................       X            X            X         X
  (options)......................       X            X            X         X
  (convertible debt
    securities)..................       X            X            X         X                   X
  (depository receipts)..........       X            X            X         X
Preferred stocks.................       X            X            X         X                   X
Equity derivative securities.....       X            X            X         X
Debt securities (below
  investment grade or junk
  bonds).........................       X                                                       X
US government securities.........       X            X            X         X         X         X      X         X         X
Municipal obligations............                                                     X         X
Investment company
  Securities.....................       X            X            X         X         X         X      X         X         X
Foreign securities...............       X            X            X         X                   X



                                                                                                Fixed      Fixed
         Type of Portfolio           Equity I  Equity II  Equity III  Equity Q  International  Income I  Income III
             Security                  Fund      Fund        Fund       Fund        Fund         Fund      Fund
         -----------------           --------  ---------  ----------  --------  -------------  --------  ----------
Common stocks....................       X          X          X          X            X
Common stock equivalents
  (warrants).....................       X          X          X          X            X
  (options)......................       X          X          X          X            X
  (convertible debt
    securities)..................       X          X          X          X            X
  (depository receipts)..........       X          X          X          X
Preferred stocks................        X          X          X          X            X
Equity derivative securities....        X          X          X          X            X
Debt securities (below
  investment grade or junk
  bonds)........................                                                                             X
US government securities........        X          X          X          X            X           X          X
Municipal obligations...........                                                                             X
Investment company
  securities....................        X          X          X          X            X           X          X
Foreign securities..............        X          X          X          X            X           X          X

Other Investment Practices
--------------------------

     The Funds use investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Funds, each of which may involve certain special risks. The Glossary located at the back of the Statement of Additional Information describes each of the investment techniques identified below.

                                    Diversified  Equity  Quantitative  International  Diversified  Multistrategy  Select  Select
     Type of Portfolio                Equity     Income     Equity      Securities       Bond          Bond       Growth   Value
         Security                      Fund       Fund       Fund          Fund          Fund          Fund        Fund    Fund
    ------------------              -----------  ------  ------------  -------------  -----------  -------------  ------  -------
Cash reserves.....................       X         X          X              X             X             X           X       X
Repurchase agreements(1)..........                                           X             X             X
When-issued and forward
 commitment securities............                                           X             X             X
Reverse repurchase
 agreements.......................                                           X             X             X
Lending portfolio securities
 not to exceed 33 1/3% of
 total Fund assets................       X         X          X              X             X             X           X       X
Illiquid securities (limited to
 15% of a Fund's net assets)......       X         X          X              X             X             X           X       X
Forward currency
 contracts(2).....................                                           X             X             X
Write (sell) call and put
 options on securities,
 securities indexes and
 foreign currencies(3)............       X         X          X              X             X             X           X       X
Purchase options on
 securities, securities indexes,
 and currencies(3)................       X         X          X              X             X             X           X       X
Interest rate futures
 contracts, stock index
 futures contracts, foreign
 currency contracts and
 options on futures(4)............       X         X          X              X             X             X           X       X
Liquidity portfolios..............       X         X          X              X                                       X       X

________________________

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International Securities, Diversified Bond and Multistrategy Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

                                                                                                             US         Tax
                               Real                 Tax-        Tax-               Tax    Short           Government    Free
                              Estate   Emerging   Managed     Managed    Special  Exempt   Term   Money      Money     Money
   Type of Portfolio        Securities  Markets   Large Cap   Small Cap  Growth    Bond    Bond   Market    Market     Market
      Securities               Fund      Fund       Fund        Fund      Fund     Fund    Fund    Fund      Fund       Fund
   -----------------        ---------- --------- ----------- ----------- ------- -------- ------ -------- ----------- --------
Cash reserves............       X          X          X           X         X       X       X
Repurchase                      X          X                                        X       X       X          X
  agreements(1)..........
When-issued and forward
  commitment securities..       X          X                                        X       X       X          X         X
Reverse repurchase
  agreements.............       X          X                                        X       X       X          X         X
Lending portfolio
  securities not to
  exceed 33 1/3% of
  total Fund assets......       X          X          X           X         X               X       X          X
Illiquid securities
  (limited to 15% of a
  Fund's net assets).....       X          X          X           X         X       X       X
Illiquid securities
  (limited to 10% of a
  Fund's net assets).....                                                                           X          X         X
Forward currency
  contracts(2)...........                  X                                                X
Write (sell) call and
  put options on
  securities, securities
  indexes and foreign
  currencies(3)..........       X          X          X           X         X               X
Purchase options on
  securities, securities
  indexes, and
  currencies(3).........        X          X          X           X         X               X
Interest rate futures
  contracts, stock
  index futures
  contracts, foreign
  currency contracts
  and options on
  futures(4).............       X          X                                X       X       X
Credit and liquidity
  enhancements...........                                                           X                                    X
Liquidity portfolio......       X          X          X           X         X

_________________________

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Emerging Markets and Short Term Bond Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

                                                                                                Fixed      Fixed
         Type of Portfolio           Equity I  Equity II  Equity III  Equity Q  International  Income I  Income III
             Security                  Fund      Fund        Fund       Fund        Fund         Fund       Fund
         -----------------           --------  ---------  ----------  --------  -------------  --------  ----------
Cash reserves......................     X          X          X          X            X           X          X
Repurchase agreements(1)...........                                                   X           X          X
When-issued and forward
  commitment securities............                                                   X           X          X
Reverse repurchase
  agreements.......................                                                   X           X          X
Lending portfolio securities
  not to exceed 33 1/3%
  of total Fund assets.............     X          X          X          X            X           X          X
Illiquid securities (limited to
  15% of a Fund's net assets)......     X          X          X          X            X           X          X
Forward currency
  contracts(2).....................                                                   X           X          X
Write (sell) call and put
  options on securities,
  securities indexes and
  foreign currencies(3)............     X          X          X          X            X           X          X
Purchase options on
  securities, securities
  indexes, and currencies(3).......     X          X          X          X            X           X          X
Interest rate futures
  contracts, stock index
  futures contracts, foreign
  currency contracts and
  options on futures(4)............     X          X          X          X            X           X          X
Liquidity portfolio................     X          X          X          X            X           X          X

_________________________

(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the International, Fixed Income I and Fixed Income III Funds may not invest more than one-third of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets. Only the Fixed Income III Fund currently intends to write or purchase options on foreign currency.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

     Cash Reserves. Each Fund (except the Money Market, U.S. Government Money
     -------------
Market and Tax Free Money Market Funds), and its money managers, may elect to invest the Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of the money market funds' Shares. Any Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, Shares of a money market fund issued to other Funds will be voted by the Trustees in the same proportion as the Shares of the money market fund that are held by shareholders that are not Funds. Funds investing in a money market fund effectively do not pay an advisory or administrative fee to a money market fund and thus do not pay duplicative advisory or administrative fees, as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

     Liquidity Portfolio. A Fund at times has to sell portfolio securities in
     -------------------
order to meet redemption requests. The selling of securities may effect a Fund's performance since the money manager sells the securities for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests.

     The holding of significant amounts of cash is contrary to the investment objectives of the Equity I, Equity II, Equity III, Equity Q, Tax-Managed Large Cap, Tax-Managed Small Cap, International, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Select Growth, Select Value, Emerging Markets and International Securities Funds. The more cash these Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of those Funds' assets assigned to a "Liquidity Portfolio".


     A Liquidity Portfolio addresses this potential detriment by having FRIMCo or a money manager selected for this purpose create a temporary equity exposure for cash reserves by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index. This will enable the Funds to hold cash while receiving a return on the cash which is similar to that of equity securities.


     Money Market Instruments. The Money Market, US Government Money Market and
     ------------------------
Tax Free Money Market Funds expect to maintain, but do not guarantee, a net asset value of $1.00 per share for purposes of purchases and redemptions by valuing their Fund Shares at "amortized cost." The Money Market Funds will maintain a dollar-weighted average maturity of 90 days or less. Each of the Funds will invest in securities maturing within 397 days or less at the time of the trade date or such other date upon which a Fund's interest in a security is subject to market action. Each money market fund will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Funds' securities. The procedures also address such matters as diversification and credit quality of the securities the Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act. For additional information concerning these Funds, refer to the respective Prospectuses.

     Russell 1000/R/ Index. The Russell 1000/R/ Index consists of the 1,000
     ---------------------
largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

     Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

CERTAIN INVESTMENTS.

     Repurchase Agreements. A Fund may enter into repurchase agreements with the
     ---------------------
seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist a Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Funds' money managers.

     Reverse Repurchase Agreements. A Fund may enter into reverse repurchase
     -----------------------------
agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

     High Risk Bonds. The Funds, other than the Emerging Markets, Fixed Income
     ---------------
III, Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Funds, other than the Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Fixed Income III, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund), and 25% of its total assets (in the case of the Fixed Income III and Multistrategy Bond Funds) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Fixed Income III, Multistrategy Bond, Short Term Bond, and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well.

     Risk Factors. The growth of the market for lower rated debt securities has paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities. The Funds will not purchase or otherwise acquire any
     -------------------
security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. A Fund may contract to purchase securities for a fixed
     -------------------
price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.


     Additionally, under certain circumstances, the International, International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

     Lending Portfolio Securities. Cash collateral received by a Fund when it
     ----------------------------
lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including FRIC's Money Market Fund and funds advised by the Funds' securities lending agent, for which the agent may receive an asset- based fee), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

     Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     FRIC may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Funds, other than the Money Market, US Government
     -------------------
Money Market and Tax Free Money Market Funds, may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Fund, except as noted above, may
     ---------------------------------
purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.


     Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


     A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


     Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.


    Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.


     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Fund desires.

     A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. A Fund may buy and sell put and call options
     ---------------------------
on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

     Futures Contracts And Options On Futures Contracts. A Fund may invest in
     --------------------------------------------------
interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter, as specified in the Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000/R/; Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

     Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to-market its open futures positions.

     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

     When selling a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the Commodity Futures Trading Commission ("CFTC") pursuant to which the Funds avoid being deemed to be "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are
     --------------------------------------------------------------
several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On
     ------------------------------------------------------------------------
Futures Contracts, And Forward Currency Exchange Contract And Options Thereon.
-----------------------------------------------------------------------------
Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Swap Agreements. The Equity I, Equity II, Equity III, Equity Q,
     ---------------
International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, Select Growth, Select Value and International Securities Funds may enter into index swap agreements as an additional equitization vehicle for cash reserves held by those Funds. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).


     Under most swap agreements entered into by these Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.


     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.


     A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.


     Hedging Strategies. The Equity I, Equity II, Equity III, Equity Q,
     ------------------
International, Emerging Markets, Diversified Equity, Special Growth, Equity Income, Quantitative Equity, Tax-Managed Large Cap, Tax-Managed Small Cap, Select Value, Select Growth and International Securities Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for cash reserves held by those Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, a Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to equity market performance.


     Financial futures contracts may be used by the International, Emerging Markets, Fixed Income I, Fixed Income III, International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

     The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, a Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, a Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Funds are also permitted to enter
     ----------------------------------
into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts
     ------------
and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in are on taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The Funds may engage in forward currency contracts to hedge against
-----------
uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen--at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If a Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

     The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. A Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Code, for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

     A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. A Fund may hold securities of foreign issuers in the
     -------------------
form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments. The Diversified Bond, Multistrategy Bond, Short Term
     ----------------
Bond, Money Market, Fixed Income I and Fixed Income III Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.


     Indexed Commercial Paper. Indexed commercial paper is US-dollar denominated
     ------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Fixed Income III and Multistrategy Bond Funds intend to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the Funds
     -------------------------
may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years;
(2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one
     -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     The U.S. Government Money Market Fund may purchase variable rate US government obligations which are instruments issued or guaranteed by the US government, or an agency or instrumentality thereof, which have a rate of interest subject to adjustment at regular intervals but no less frequently than annually. Variable rate US government obligations whose interest rates are readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.

     Variable Amount Master Demand Notes. The Money Market Fund may invest in
     -----------------------------------
variable amount master demand notes. Variable amount master demand notes are unsecured obligations redeemable upon notice that permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument. A variable amount master demand note differs from ordinary commercial paper in that (1) it is issued pursuant to a written agreement between the issuer and the holders, (2) its amount may, from time to time, be increased (subject to an agreed maximum) or decreased by the holder of the issue, (3) it is payable on demand, (4) its rate of interest payable varies with an agreed upon formula and (5) it is not typically rated by a rating agency.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and
     ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage-
     --------------------------------------------------
related and other asset-backed securities the Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

     Loan Participations. The Funds may purchase participations in commercial
     -------------------
loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

     Municipal Obligations. "Municipal obligations" are debt obligations issued
     ---------------------
by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

         Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

              GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

              REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

              INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

         Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

              TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

              BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

              REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

              CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

              PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

              TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

              TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

              TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

              A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

              The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

         DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

         The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

          The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

     Interest Rate Transactions. The Fixed Income III, Short Term Bond and
     --------------------------
Multistrategy Bond Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction.
If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

     A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign
     --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging
     ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds? foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the
     -----------------------------
Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

     Other Debt Securities. Multistrategy Bond and Fixed Income III Funds may
     ---------------------
invest in debt securities issued by supranational organizations such as:

        The World Bank -- An international bank which was chartered to finance development projects in developing member countries.

        The European Community -- An organization which consists of certain European states engaged in cooperative economic activities.

        The European Coal and Steel Community -- An economic union of various European nations' steel and coal industries.

        The Asian Development Bank -- An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

     Multistrategy Bond and Fixed Income III Funds may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Fixed Income III, Multistrategy Bond, International
     -----------
Securities Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.

     Credit And Liquidity Enhancements. The Money Market Funds may invest in
     ---------------------------------
securities supported by credit and liquidity enhancements from third parties, generally letters of credit from foreign or domestic banks. Adverse changes in the credit quality of these institutions could cause losses to Money Market Funds that invest in these securities and may affect their share price.


                                     TAXES

     Distributions
     -------------

     Distributions of Net Investment Income. The Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

     Distributions of Capital Gains. The Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund. Any net short-term or long-term capital gains realized by a Fund (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund.

     Information on the Tax Character of Distributions. Each Fund will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund?s Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income and/or capital gains earned during the period of your investment in a Fund.

     Taxes
     -----

     Election to be Taxed as a Regulated Investment Company. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund's available earnings and profits.

     Excise Tax Distribution Requirements. The Code requires a Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     Redemption of Fund Shares. Redemptions and exchanges of a Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund on those Shares.

     Beginning after the year 2005 (2000 for certain shareholders), gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

     All or a portion of any loss that you realize upon the redemption of your Fund Shares will be disallowed to the extent that you purchase other Shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

     US Government Obligations. Many states grant tax-free status to dividends paid to you from interest earned on direct obligations of the US government, subject in some states to minimum investment requirements that must be met by a Fund. Investments in GNMA/FNMA securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by US government securities do not generally qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

     Dividends-Received Deduction For Corporations. Distributions from Diversified Equity, Equity Income, Quantitative Equity, Real Estate Securities, Special Growth, Tax-Managed Large Cap, Tax-Managed Small Cap, Equity I, Equity II, Equity III and Equity Q Funds may qualify in part for the 70% dividends-received deduction for corporations. The portion of the dividends so qualified depends on the aggregate taxable qualifying dividend income received by such Funds from domestic (US) sources. The Fund will send to shareholders statements each year advising the amount of the dividend income which qualifies for such treatment. All dividends, including those which qualify for the dividends-received deduction, must be included in your alternative minimum taxable income calculation.

     Effect of Foreign Investments on Distributions. Most foreign exchange gains realized on the sale of debt instruments are treated as ordinary income by Funds which invest in foreign securities. Similarly, foreign exchange losses realized by such Funds on the sale of debt instruments are generally treated as ordinary income losses. These gains when distributed will be taxable to you as ordinary dividends, and any losses will reduce such Fund's ordinary income otherwise available for distribution to you. This treatment could increase or reduce such Fund's ordinary income distributions to you, and may cause some or all of such Fund's previously distributed income to be classified as a return of capital.

     The Funds may be subject to foreign withholding taxes on income from certain of their foreign securities. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, such Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against your US federal income tax. Each of these Funds will provide you with the information necessary to complete your individual income tax return if such election is made.

     If a Fund invests in an entity that is classified as a "passive foreign investment company" (a "PFIC") for federal income tax purposes, the application of certain provisions of the Code (applying to PFICs) could result in the imposition of certain federal income taxes to the Fund. Under the Code, a Fund can elect to mark-to-market their PFIC holdings in lieu of paying taxes on gains or distributions therefrom. In addition, Emerging Markets Fund may invest up to 10% of its total assets in the stock of foreign investment companies that may be treated as PFICs under the Code. Certain other foreign corporations, not operated as investment companies, may nevertheless satisfy the PFIC definition. A portion of the income and gains that the Fund derives may be subject to a nondeductible federal income tax at the Fund level, whether or not the corresponding income is distributed to you. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the fund. In some cases, Emerging Markets Fund may be able to avoid this tax by electing to be taxed currently on its share of the PFIC's income, whether or not such income is actually distributed by the PFIC. The Emerging Markets Fund will endeavor to limit its exposure to the PFIC tax by investing in PFICs only where the election to be taxed currently will be made. Because it is not always possible to identify a foreign issuer as a PFIC in advance of making the investment, the Fund may incur the PFIC tax in some instances. Investment income received from sources within foreign countries may be subject to foreign income taxes withheld at the source. The US has entered into tax treaties with many foreign countries which may entitle a Fund to a reduced rate on such taxes or exemption from taxes on such income. It is impossible to determine the effective rate of foreign tax for a Fund in advance since the amount of assets invested within various countries is not known.

     Exempt Interest Dividends. The Tax Exempt Bond Fund and Tax Free Money Market Fund do not intend to purchase any municipal obligations required, in the opinion of bond counsel, to be treated as a preference item by shareholders when determining their alternative minimum tax liability. Exempt income paid by the Funds is includable in the tax base for determining the extent to which a shareholder's Social Security or railroad retirement benefits will be subject to federal income tax. The Code also provides that interest on indebtedness incurred, or continued, to purchase or carry Tax Exempt Bond Fund and Tax Free Money Market Fund Shares, is not deductible; and that persons who are "substantial users" (or persons related thereto) of facilities financed by private activity bonds may not be able to treat the dividends paid by either Fund as tax free. Such persons should consult their tax advisers before purchasing Shares of the Tax Exempt Bond Fund or Tax Free Money Market Fund.

     Investment in Complex Securities. The Funds may invest in complex securities. Such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains and losses recognized by a Fund are treated as ordinary income or capital gain and/or accelerate the recognition of income to a Fund or defer a Fund's ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by a Fund.

At October 31, 2001, certain of the Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains of each succeeding year until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


              Real Estate        Emerging                                                          Tax-
              Securities         Markets         Short Term       Diversified    Equity           Managed
  Year            Fund            Fund           Bond Fund        Bond Fund      Income          Large Cap
-------------------------------------------------------------------------------------------------------------
 10/31/02        --                  --            5,161,817           --             --             --
 10/31/03        --               2,887,175        2,834,049           --             --             --
 10/31/04        --                 348,806        1,947,924           --             --             --
 10/31/05        --                  --              574,853           --             --             --
 10/31/06     2,695,613          56,335,865           51,911           --             --            655,350
 10/31/07    22,984,087          30,325,300        3,481,990       11,038,464         --            716,803
 10/31/08    10,831,361           6,323,823        2,691,693        9,492,174     11,719,875     15,494,001
 10/31/09
 TOTAL

                 Tax-
               Managed     Tax Exempt     Multistrategy
  Year        Small Cap       Bond          Bond Fund
--------------------------------------------------------
 10/31/02         --          345,504           --
 10/31/03         --          110,634           --
 10/31/04         --           15,075           --
 10/31/05         --                            --
 10/31/06         --          141,152           --
 10/31/07         --          399,028       17,356,510
 10/31/08      6,878,580    1,845,627        9,143,431
 10/31/09
 TOTAL



     Redemptions in Kind. Each Fund has committed itself to pay in cash (by check) all requests for redemption by any shareholder of record, limited in amount, however, during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of the 90-day period. This commitment is irrevocable without the prior approval of the U.S. Securities and Exchange Commission. In the case of redemption requests in excess of these amounts FRIC's Board reserves the right to make payments in whole or in part in securities or other assets of a Fund, in case of an emergency, or if the payment of such a redemption in cash would be detrimental to the existing shareholders of the Fund. In these circumstances, the securities distributed would be valued at the price used to compute the Fund's net assets and you may incur brokerage fees in converting the securities to cash. The Funds do not intend to redeem illiquid securities in kind. If this happens, however, you may not be able to recover your investment in a timely manner.

                           MONEY MANAGER INFORMATION


                            DIVERSIFIED EQUITY FUND

Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.


Barclays Global Fund Advisors is a wholly-owned subsidiary of Barclays Global Investors, N.A.


Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Marsico Capital Management Company, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.


MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

Strong Capital Management, Inc. is a corporation controlled by Richard S.
Strong.

Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

Turner Investment Partners, Inc. is a corporation controlled by Robert E.
Turner.

Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.


                            QUANTITATIVE EQUITY FUND

Barclays Global Fund Advisors. See: Diversified Equity Fund.

Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

J.P. Morgan Investment Management, Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

                              SPECIAL GROWTH FUND

CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

Delphi Management, Inc. is 100% owned by Scott Black.

GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

Jacobs Levy Equity Management, Inc. See:  Diversified Equity Fund.

Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

Suffolk Capital Management, Inc. See:  Diversified Equity Fund.


TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

Westpeak Global Advisors, L.P. See: Diversified Equity Fund.


                           TAX-MANAGED SMALL CAP FUND

Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                               SELECT GROWTH FUND

CapitalWorks Investment Partners, LLC See: Special Growth Fund.

Fuller & Thaler Asset Management is controlled by Russell J. Fuller.

Strong Capital Management, Inc. See: Diversified Equity Fund.

TCW Investment Management Company is a wholly-owned subsidiary of The TCW Group, Inc. The TCW Group, Inc. is majority owned by Societe Generale Asset Management, S.A., a wholly-owned subsidiary of Societe Generale, S.A., a publicly traded organization.


Turner Investment Partners, Inc. See: Diversified Equity Fund.

                               SELECT VALUE FUND

Iridian Asset Management LLC is majority owned by current employees. In addition, Arnhold & S. Bleichroeder, Inc. maintains a 27.5% minority ownership interest. Arnhold & S. Bleichroeder, Inc. is owned 75% by the Arnhold family and 25% by its officers.

MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

Systematic Financial Management, L.P. is owned 57% by Affiliated Managers Group, Inc., which is a publicly traded corporation. The remaining 43% is employee owned.

                               EQUITY INCOME FUND

Barclays Global Fund Advisors, See:  Diversified Equity Fund.

Iridian Asset Management LLC.  See: Select Value Fund.

Westpeak Global Advisors, L.P. See: Diversified Equity Fund.


                          REAL ESTATE SECURITIES FUND

AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

Cohen & Steers Capital Management, Inc. is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.


Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                         INTERNATIONAL SECURITIES FUND

Alliance Capital Management L.P, acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

Capital International, Inc., is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.


Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
H. Driehaus.

Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

Marvin & Palmer Associates, Inc. is controlled and majority owned by David F. Marvin and Stanley Palmer.

Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert
L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members:
S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.


The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                             EMERGING MARKETS FUND

Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

Foreign & Colonial Emerging Markets Limited is majority owned by Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.


Genesis Asset Managers Limited is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.


                             DIVERSIFIED BOND FUND

Lincoln Capital Management Company is over 50% owned by John Cole, Dave
Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.



Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded organization.


                            MULTISTRATEGY BOND FUND

Lazard Asset Management is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited liability partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.


Pacific Investment Management Company. See: Diversified Bond Fund.

Standish Mellon Asset Management Company LLC. See: Diversified Bond Fund.

                              SHORT TERM BOND FUND

BlackRock Financial Management, Inc. operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.


Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

Pacific Investment Management Company, LLC See: Diversified Bond Fund.

STW Fixed Income Management is a Bermuda exempted company. William H. Williams III is the sole shareholder.


                              TAX EXEMPT BOND FUND

MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

Standish Mellon Asset Management. See: Diversified Bond Fund.


                                 EQUITY I FUND

Alliance Capital Management L.P. See: Diversified Equity Fund.


Alliance Capital Management L.P, acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

Barclays Global Fund Advisors. See: Diversified Equity Fund.

Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

Marsico Capital Management Company, LLC. See: Diversified Equity Fund


MFS Institutional Advisors, Inc. See: Diversified Equity Fund.

Peachtree Asset Management. See: Diversified Equity Fund.

Strong Capital Management, Inc. See: Diversified Equity Fund.

Suffolk Capital Management, Inc. See: Diversified Equity Fund.

Turner Investment Partners Inc. See: Diversified Equity Fund.

Westpeak Global Advisors, L.P. See: Diversified Equity Fund.


                                 EQUITY Q FUND

Barclays Global Fund Advisors. See: Diversified Equity Fund.

Franklin Portfolio Associates LLC. See: Quantitative Equity Fund.

J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

                                 EQUITY II FUND

CapitalWorks Investment Partners, LLC. See: Special Growth Fund.

David J. Greene and Company, LLC. See: Special Growth Fund.

Delphi Management, Inc. See: Special Growth Fund.

GlobeFlex Capital, L.P. See: Special Growth Fund.

Jacobs Levy Equity Management Inc. See: Diversified Equity Fund.

Sirach Capital Management, Inc. See: Special Growth Fund.

Suffolk Capital Management, Inc. See: Diversified Equity Fund.


TimesSquare Capital Management, Inc., See: Special Growth Fund.

Westpeak Global Advisors, L.P. See: Diversified Equity Fund.


                                EQUITY III FUND

Barclays Global Fund Advisors. See: Diversified Equity Fund.

Iridian Asset Management LLC. See: Select Value Fund.

Westpeak Global Advisors, L.P. See: Diversified Equity Fund.


                               INTERNATIONAL FUND

Alliance Capital Management L.P. See: Diversified Equity Fund

Capital International, Inc. See: International Securities Fund.


Delaware International Advisers Limited. See: International Securities Fund.

Driehaus Capital Management, Inc. See: International Securities Fund.

Fidelity Management & Research Company. See: International Securities Fund.

J.P. Morgan Investment Management, Inc. See: Quantitative Equity Fund.

Marvin & Palmer Associates, Inc.  See: International Securities Fund.

Mastholm Asset Management, LLC. See: International Securities Fund.


Oechsle International Advisors, LLC. See: International Securities Fund.

The Boston Company Asset Management, Inc. See: International Securities Fund.

                              FIXED INCOME I FUND

Lincoln Capital Management Company. See: Diversified Bond Fund.

Pacific Investment Management Company. See: Diversified Bond Fund.

Standish Mellon Asset Management Company LLC. See: Diversified Bond Fund.


                             FIXED INCOME III FUND

Lazard Asset Management. See: Multistrategy Bond Fund.

Morgan Stanley Investments, LP. See: Multistrategy Bond Fund.


Pacific Investment Management Company. See: Diversified Bond Fund.

Standish Mellon Asset Management Company LLC. See: Diversified Bond Fund.


                               MONEY MARKET FUND

Frank Russell Investment Management Company is wholly-owned by Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company.

                        US GOVERNMENT MONEY MARKET FUND

Frank Russell Investment Management Company. See: Money Market Fund.

                           TAX FREE MONEY MARKET FUND

Weiss, Peck & Greer, LLC is a wholly-owned subsidiary of Robeco Groep N.V.

                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier I indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     STANDARD & POOR'S RATINGS GROUP ("S&P"):

     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

     BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.

     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     MOODY'S:

     Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

     Symbols used are as follows:

     MIG-1--Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

     MIG-2--Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:

     A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

     Note rating symbols are as follows:

     SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2--Satisfactory capacity to pay principal and interest.

     S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating, addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-I+") or if the nominal maturity is short, a rating of "SP-I+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     Moody's:


     Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.




     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


        Leading market positions in well-established industries.


        High rates of return on funds employed.


        Conservative capitalization structure with moderate reliance on debt and ample asset protection.


        Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


     Well-established access to a range of financial markets and assured sources of alternate liquidity.


     P-2 - Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


     P-3 - Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated Not Prime do not fall within any of the Prime rating categories.


     If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.


     S&P:



     A-1 - An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.


     A-2 - An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.


     A-3 - An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.


     B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.


     C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

     R - An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.


     SD and D - An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.


     N.R. - An issuer designated N.R. is not rated.


     Fitch Investors Service, Inc.:


     F 1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


     F 2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


     F 3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


     B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


     C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


     D - Default. Denotes actual or imminent payment default.



  Notes to Short-tem ratings:


     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."


                              FINANCIAL STATEMENTS

The 2001 annual financial statements of the Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in FRIC's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

     Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank demonimated is US dollars and held in the United States.

     Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country?s outstanding commercial bank loans.

     Board -- The Board of Trustees of FRIC.

     Cash reserves -- The Funds, other than the Money Market Funds, are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to a Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund?s assets invested in FRIC's Money Market Fund.

     Code -- Internal Revenue Code of 1986, as amended.

     Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

     Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

     Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

     Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

     Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

     Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

     Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

     Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

     FNMA -- Federal National Mortgage Association.

     Forward commitments - Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the

Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

     Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

     FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

     FRIMCo -- Frank Russell Investment Management Company, FRIC's investment adviser, administrator and transfer and dividend paying agent.

     Funds -- The 23 investment series of FRIC described in this Statement. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

     Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

     GNMA -- Government National Mortgage Association

     Illiquid securities -- The Funds, other than the Money Market Funds, will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund?s net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. In the case of the Money Market Funds, this restriction is 10% of each Fund's net assets. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

     Institutional Funds -- Equity I, Equity II, Equity III, Equity Q, International, Fixed Income I and Fixed Income III Funds, each a Fund of FRIC.

     Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

     Lending portfolio securities -- Each Fund, other than each Money Market Fund, may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

     Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Equity Income, Quantitative Equity, International Securities, Real Estate Securities, Emerging Markets, Special Growth, Tax-Managed Large Cap, Equity I, Equity II, Equity III, Equity Q and International Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

     Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

     Moody's -- Moody's Investors Service, Inc., an NRSRO

     Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

     Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund?s liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

     NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

     NYSE -- New York Stock Exchange

     Options on securities, securities indexes and currencies -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

     PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

     Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

     Repurchase agreements -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% (10%, in the case of each Money Market Fund) of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

     Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

     Russell 1000(R) Index. The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company?s capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel?s capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

     Russell -- Frank Russell Company, consultant to FRIC and to the Funds

     S&P -- Standard & Poor's Ratings Group, an NRSRO

     S&P 500 -- Standard & Poor's 500 Composite Price Index

     SEC -- US Securities and Exchange Commission

     Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund

     Statement -- FRIC's Statement of Additional Information

     Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

     US -- United States

     US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

     Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

     Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

     1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

     1933 Act -- The Securities Act of 1933, as amended.

                       FRANK RUSSELL INVESTMENT COMPANY
                                 909 A Street
                           Tacoma, Washington 98402
                           Telephone (800) 972-0700

                         In Washington (253) 627-7001

                      STATEMENT OF ADDITIONAL INFORMATION
                                (Fund of Funds)
                           __________________, 2001




     Frank Russell Investment Company ("FRIC") is a single legal entity organized as a Massachusetts business trust. FRIC operates investment portfolios referred to as "Funds." FRIC offers Shares of beneficial interest in the Funds in multiple separate prospectuses.

     This Statement of Additional Information ("Statement") is not a Prospectus; this Statement should be read in conjunction with the Fund of Funds' Prospectuses, which may be obtained without charge by telephoning or writing FRIC at the number or address shown above.

     Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

     This Statement incorporates by reference the Fund of Funds' Annual Reports to Shareholders for the fiscal year ended October 31, 2001. Copies of the Fund of Funds' Annual Reports accompany this Statement.


     This Statement describes the Class C, Class D, Class E and Class S Shares of the Equity Aggressive Strategy, Aggressive Strategy, Balanced Strategy, Moderate Strategy and Conservative Strategy Funds and the Class C, Class E and Class S Shares of the Tax-Managed Global Equity Fund (collectively, the "Fund of Funds"), each of which invests in different combinations of other funds (the "Underlying Funds") which invests in different combinations of stocks, bonds and cash equivalents.



Fund                              Inception date           Prospectus Date
----                              --------------           ---------------
Equity Aggressive Strategy        September 30, 1997       _____________________
Aggressive Strategy               September 16, 1997       _____________________
Balanced Strategy                 September 16, 1997       _____________________
Moderate Strategy                 October 2, 1997          _____________________
Conservative Strategy             November 7, 1997         _____________________
Tax-Managed Global Equity         February 1, 2000         _____________________

     The Underlying Funds in which the Fund of Funds currently invest commenced operations on the dates indicated below:


Fund                                        Inception Date
----                                        --------------
Diversified Equity Fund                     September 5, 1985
Special Growth Fund                         September 5, 1985
Quantitative Equity Fund                    May 15, 1987
International Securities Fund               September 5, 1985
Diversified Bond Fund                       September 5, 1985
Short Term Bond Fund                        October 30, 1981
Multistrategy Bond Fund                     January 29, 1993
Real Estate Securities Fund                 July 28, 1989
Emerging Markets Fund                       January 29, 1993
Tax-Managed Large Cap Fund                  October 7, 1996
Tax-Managed Small Cap Fund                  December 1, 1999

                               TABLE OF CONTENTS

 CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION ARE DEFINED IN
                     THE GLOSSARY, WHICH BEGINS ON PAGE 56



                                                                                                             Page
STRUCTURE AND GOVERNANCE.............................................................................         1
   Organization and Business History.................................................................         1
   Shareholder Meetings..............................................................................         1
   Controlling Shareholders..........................................................................         2
   Trustees and Officers.............................................................................         3

OPERATION OF FRIC....................................................................................         7
   Service Providers.................................................................................         7
   Consultant........................................................................................         7
   Advisor and Administrator.........................................................................         8
   Money Managers....................................................................................         10
   Distributor.......................................................................................         10
   Custodian and Portfolio Accountant................................................................         10
   Transfer and Dividend Disbursing Agent............................................................         11
   Order Placement Designees.........................................................................         11
   Independent Accountants...........................................................................         11
   Codes of Ethics...................................................................................         11
   Plan Pursuant to Rule 18f-3.......................................................................         14
   Distribution Plan.................................................................................         14
   Shareholder Services Plan.........................................................................         16
   Underlying Fund Expenses..........................................................................         16
   Fund of Funds Operating Expenses..................................................................         17
   Purchase and Redemption of Fund of Funds Shares...................................................         17
   Valuation of the Fund of Fund Shares..............................................................         18
   Pricing of Securities.............................................................................         18
   Portfolio Turnover Rates of the Fund of Funds.....................................................         18
   Portfolio Transaction Policies of the Underlying Funds............................................         19
   Brokerage Allocations.............................................................................         19
   Brokerage Commissions.............................................................................         20
   Yield and Total Return Quotations.................................................................         21

INVESTMENT RESTRICTIONS, POLICIES AND PRACTICES OF THE FUND OF  FUNDS................................         22
   Investment Restrictions...........................................................................         22
   Investment Policies and Practices of the Fund of Funds............................................         23

INVESTMENT POLICIES OF THE UNDERLYING FUNDS..........................................................         24

CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS..........................................................         27

TAXES................................................................................................         46

MONEY MANAGER INFORMATION FOR UNDERLYING FUNDS.......................................................         47

RATINGS OF DEBT INSTRUMENTS..........................................................................         51

FINANCIAL STATEMENTS.................................................................................         55

GLOSSARY.............................................................................................         56

                            STRUCTURE AND GOVERNANCE


  ORGANIZATION AND BUSINESS HISTORY. FRIC commenced business operations as a Maryland corporation in October 1981. On January 2, 1985, FRIC reorganized by changing its domicile and legal status to a Massachusetts business trust.

  FRIC is currently organized and operating under an amended Master Trust Agreement dated July 26, 1984, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of FRIC as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of FRIC or the Fund, respectively. FRIC is a registered open-end management investment company of the diversified type.

  FRIC is authorized to issue Shares of beneficial interest, and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their Shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of FRIC or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can be required to redeem their Shares only to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

  FRIC Funds are authorized to issue Shares of beneficial interest in one or more classes. Shares of each class of a Fund have a par value of $0.01 per share, are fully paid and nonassessable, and have no preemptive or conversion rights. Shares of each class of a Fund represent proportionate interests in the assets of that Fund and have the same voting and other rights and preferences as the Shares of other classes of the Fund. Shares of each class of a Fund are entitled to the dividends and distributions earned on the assets belonging to the Fund that the Board declares. Each class of Shares is designed to meet different investor needs. Each of the Fund of Funds described in this Statement, other than the Tax-Managed Global Equity Fund which only offers Shares of beneficial interest in the Class C, Class E and S Shares, offers Shares of beneficial interest in the Class C, Class D, Class E and Class S Shares. The Class C, Class D and Class E Shares are subject to a shareholder services fee of up to 0.25%. In addition, the Class D Shares are subject to a Rule 12b-1 fee of up to 0.75% (presently limited to 0.25%) and the Class C Shares are subject to a 0.75% Rule 12b-1 fee. Unless otherwise indicated, "Shares" in this Statement refers to the Class C, Class D and Class E Shares of the Fund of Funds, other than the Tax-Managed Global Equity Fund, and Class C, Class E and Class S Shares of the Tax-Managed Fund Global Equity Fund.

  Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The amended Master Trust Agreement also provides that FRIC shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

  Frank Russell Company has the right to grant (and withdraw) the nonexclusive use of the name: "Frank Russell" or any variation.

  SHAREHOLDER MEETINGS. FRIC will not hold annual meetings of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board,
(ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. Each share of a class of a Fund has one vote in Trustee elections and other matters submitted for shareholder vote. On any matter which affects only a particular Fund or class, only Shares of that Fund or class are entitled to vote. There are no cumulative voting rights.

  CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of FRIC, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of FRIC Shares outstanding. Under these circumstances, no one person, entity or shareholder "controls" FRIC.

  At _____________, 2001, the following shareholders owned 5% or more of any Class of any Fund of Funds' Shares:
























  At _________________, 2001, the following shareholders could be deemed to "control" the following Fund of Funds because such shareholders own more than 25% of the voting Shares of the indicated Fund of Funds:



















  For information in this regard with respect to the Underlying Funds, refer to the Statement of Additional Information for the Underlying Funds.

  The Trustees and officers of FRIC, as a group, own less than 1% of any Class of each Fund.

  TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operation of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), Frank Russell Company ("Russell") and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of FRIC Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. The officers, all of whom are employed by and are officers of FRIMCo or its affiliates, are responsible for the day-to-day management and administration of the Funds' operations.

  FRIC paid $____________ in the aggregate for the year ended October 31, 2001 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual fee plus travel and other expenses incurred in attending Board meetings. FRIC's officers and employees are paid by FRIMCo or its affiliates.


  The following table contains the Trustees and officers and their positions with FRIC, their ages, their present and principal occupations during the past five years and the mailing addresses of Trustees who are not affiliated with FRIC.

  An asterisk (*) indicates that the Trustee or officer is an "interested person" of FRIC as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). As used in the table, "Frank Russell Company" includes its corporate predecessor, Frank Russell Co., Inc.



------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Principal Occupation(s)
        Name, Age,                 Position(s) Held                                        During the
          Address                     With Fund                                            Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
*George F. Russell, Jr.,          Trustee Emeritus and                . Trustee Emeritus and Chairman Emeritus, Russell Insurance
Born July 3, 1932                 Chairman Emeritus                     Funds; Director Emeritus, Frank Russell Investment
                                  since 1998.                           Management Company;
909 A Street                                                          . Director and Chairman of the Board, Frank Russell Company,
Tacoma, Washington                                                      Frank Russell Securities, Inc., Frank Russell Trust Company
98402-1616                                                              and Frank Russell Investments (Delaware), Inc.;
                                                                      . Director, Chairman of the Board and President, Russell 20/20
                                                                        Association;
                                                                      . From 1984 to December 1998, Trustee and Chairman of the
                                                                        Board of Frank Russell Investment Company. From August
                                                                        1996 to December 1998, Trustee, Russell Insurance Funds.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
*Lynn L. Anderson,                Trustee, President                  . Vice Chairman, Frank Russell Company;
Born April 22, 1939               and Chief Executive                 . Trustee, President and Chief Executive Officer, Russell
                                  Officer since 1987.                   Insurance Funds;
909 A Street                                                          . Director, Chief Executive Officer and Chairman of the Board,
Tacoma, Washington                                                      Russell Fund Distributors, Inc. and Frank Russell Investment
98402-1616                                                              Management Company;
                                                                      . Trustee, President and Chairman of the Board, The SSgA Funds
                                                                        (investment company);
                                                                      . Director and Chairman of the Board, Frank Russell Trust
                                                                        Company;
                                                                      . Director, Russell Insurance Agency, Inc., Director, Frank
                                                                        Russell Investments (Ireland) Limited, Frank Russell
                                                                        Investments (Cayman) Ltd.
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                    Principal Occupation(s)
        Name, Age,                 Position(s) Held                                        During the
          Address                     With Fund                                            Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Paul E. Anderson,                 Trustee since 1984.                 . Trustee, Russell Insurance Funds;
Born October 15, 1931                                                 . 1996 to present, President, Anderson Management Group LLC
                                                                        (architectural design and manufacturing). 1984 to 1996,
4109 Bridgeport Way                                                     President, Vancouver Door Company, Inc.
West, Suite C,
University Place,
Washington 98466
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Paul Anton, Ph.D.,                Trustee since 1985.                 . Trustee, Russell Insurance Funds;
Born December 1, 1919                                                 . President, Paul Anton and Associates (Marketing
                                                                        Consultant on emerging international markets for small
PO Box 212                                                              corporations).
Gig Harbor, Washington
98335-0212
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
William E. Baxter,                Trustee since 1984.                 . Trustee, Russell Insurance Funds;
Born June 8, 1925                                                     . Retired since 1986.

800 North C Street
Tacoma, Washington
98403-2815
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Kristianne Blake                  Trustee since 2000.                 . Trustee, Russell Insurance Funds;
Born January 22, 1954                                                 . President, Kristianne Gates Blake, P.S. (accounting
                                                                        services);
P.O. Box 28338                                                        . Trustee, WM Group of Funds; Trustee, William H. &
Spokane, Washington                                                     Mary M. Gates Charitable Remainder Annuity Trust;
99228                                                                   Director, Avista Corp.
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Lee C. Gingrich,                  Trustee since 1984.                 . Trustee, Russell Insurance Funds;
Born October 6, 1930                                                  . Retired since 1995.

1730 North Jackson
Tacoma, Washington
98406
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Eleanor W. Palmer,                Trustee since 1984.                 . Trustee, Russell Insurance Funds and Director of Frank
Born May 5, 1926                                                        Russell Trust Company;
                                                                      . Retired since 1981.
P.O. Box 1057
Gig Harbor, Washington
98335
------------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                               Principal Occupation(s)
        Name, Age,            Position(s) Held                                        During the
          Address                With Fund                                            Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
Raymond P. Tennison, Jr.     Trustee since 2000.   .  Trustee, Russell Insurance Funds;
Born December 21, 1955                             .  President, Simpson Investment Company and several additional subsidiary companies, including Simpson Timber Company, Simpson Paper Company and
1301 5th Avenue, Suite 2800,                          Simpson Tacoma Kraft Company;
Seattle, Washington                                .  Prior to July 1997, President and Board member, Simpson Paper Company.
98101                                                 Trustee, Simpson Employee Retirement Fund.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Mark E. Swanson,            Treasurer and Chief   .  Treasurer and Chief Accounting Officer, Russell Insurance Funds;
Born November 26, 1963       Accounting Officer    .  Director, Funds Administration, Frank Russell Investment Management Company
                             since 1998.              and Frank Russell Trust Company;
909 A Street                                       .  Treasurer, SSgA Funds (investment company);
Tacoma, Washington                                 .  Manager, Funds Accounting and Taxes, Russell Fund Distributors, Inc.;
98402-1616                                         .  April 1996 to August 1998, Assistant Treasurer, Frank Russell Investment
                                                      Company; August 1996 to August 1998, Assistant Treasurer, Russell Insurance
                                                      Funds; November 1995 to July 1998, Assistant Secretary, SSgA Funds; February
                                                      1997 to July 1998, Manager, Funds Accounting and Taxes, Frank Russell
                                                      Investment Management Company.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Randall P. Lert,            Director of           .  Director of Investments, Russell Insurance Funds;
Born October 3, 1953         Investments since     .  Chief Investment Officer, Frank Russell Trust Company;
                             1991.                 .  Director and Chief Investment Officer, Frank Russell Investment Management
909 A Street                                          Company and Russell Fund Distributors, Inc.;
Tacoma, Washington                                 .  Director-Futures Trading, Frank Russell Investments (Ireland) Limited and
98402-1616                                            Frank Russell Investments (Cayman) Ltd.;
                                                   .  Senior Vice President and Director of Portfolio Trading, Frank Russell Canada
                                                      Limited/Limitee.
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                              Principal Occupation(s)
        Name, Age,            Position(s) Held                                      During the
          Address                With Fund                                         Past 5 Years
-----------------------------------------------------------------------------------------------------------------------------------
*Karl J. Ege,                Secretary and         .  Secretary and General Counsel, Russell Insurance Funds;
Born October 8, 1941         General Counsel       .  Secretary, General Counsel and Managing Director - Law and Government
                             since 1994.              Affairs, Frank Russell Company;
909 A Street                                       .  Director, Secretary and General Counsel, Russell Real Estate Advisers Inc.
Tacoma, Washington                                    and Frank Russell Capital, Inc.;
98402-1616                                         .  Secretary and General Counsel of Frank Russell Investment Management Company,
                                                      Frank Russell Trust Company and Russell Fund Distributors, Inc.;
                                                   .  Director and Secretary, A Street Investment Associates, Inc., Frank Russell
                                                      International Services Co., Inc., Russell 20-20 Association and Frank Russell
                                                      Investments (Delaware), Inc.;
                                                   .  Director and Assistant Secretary, Russell Systems Limited (London); Director,
                                                      Frank Russell Company Pty. Limited, Frank Russell Investments (Cayman) Ltd.,
                                                      Frank Russell Company, S A, Frank Russell Japan Co., Ltd. Frank Russell
                                                      Company (N.Z.) Limited, Frank Russell Investments (Ireland) Limited and Frank
                                                      Russell Investments (Singapore) Private Limited;
                                                   .  From November 1995 to February 1997, Director and Secretary, Frank Russell
                                                      Investments (Delaware), Inc.; April 1992 to December, 1998, Director, Frank
                                                      Russell Company.
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
*Mark D. Amberson            Director of Short-    .  Director of Short-Term Investment Funds, Russell Insurance Funds, Frank
Born July 20, 1960           Term Investment          Russell Investment Management Company and Frank Russell Trust Company.
                             Funds since August    .  From 1991 to 2001 Portfolio Manager, Russell Insurance Funds, Frank Russell
909 A Street                 2001.                    Investment Management Company and Frank Russell Trust Company.
Tacoma, Washington
98402-1616
-----------------------------------------------------------------------------------------------------------------------------------


                          TRUSTEE COMPENSATION TABLE

                                Aggregate            Pension or Retirement        Estimated Annual       Total Compensation
                               Compensation           Benefits Accrued as          Benefits Upon            from FRIC
Trustee                         from FRIC            Part of FRIC Expenses           Retirement          Paid to Trustees
-------                        -------------         ---------------------        ----------------       ------------------
Lynn L. Anderson                     $0                        $0                        $0                      $0
Paul E. Anderson                   $55,000                     $0                        $0                   $55,000*
Paul Anton, PhD                    $55,000                     $0                        $0                   $55,000*
William E. Baxter                  $55,000                     $0                        $0                   $55,000*
Kristianne Blake                   $55,000                     $0                        $0                   $55,000*
Lee C. Gingrich                    $55,000                     $0                        $0                   $55,000*
Eleanor W. Palmer                  $55,000                     $0                        $0                   $55,000*
Raymond P. Tennison, Jr.           $55,000                     $0                        $0                   $55,000*

* Received $12,000 each for service as Trustees on the Russell Insurance Funds' Board of Trustees.

                               OPERATION OF FRIC

   SERVICE PROVIDERS. Most of FRIC's necessary day-to-day operations are performed by separate business organizations under contract to FRIC. The principal service providers are:

Consultant                                   Frank Russell Company

Advisor, Administrator, Transfer and         Frank Russell Investment
Dividend Disbursing Agent                    Management Company

Money Managers for the                       Multiple professional discretionary
Underlying Funds                             investment management organizations

Custodian and Portfolio Accountant           State Street Bank and Trust Company


   CONSULTANT. Frank Russell Company, the corporate parent of Frank Russell Investment Management Company (FRIMCo), was responsible for organizing FRIC and provides ongoing consulting services, described in the Prospectus, to FRIC and FRIMCo. FRIMCo does not pay Frank Russell Company an annual fee for consulting services.

   Frank Russell Company provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. Frank Russell Company also provides: (i) consulting services for international investment to these and other clients through its International Division and its wholly owned subsidiaries, Frank Russell Company Limited (London), Frank Russell Canada Limited/Limitee (Canada), Frank Russell Company Pty., Limited (Australia), Frank Russell Japan Co., Ltd. (Japan), Frank Russell Company S.A. (Paris), Frank Russell Company (N.Z.) Ltd. (New Zealand) and Frank Russell Investments (Delaware), and (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services LLC joint venture. Frank Russell Securities, Inc., a wholly owned subsidiary of Frank Russell Company, carries on an institutional brokerage business as a registered broker-dealer. Frank Russell Capital Inc., a wholly owned subsidiary of Frank Russell Company, carries on an investment banking business as a registered broker-dealer. Frank Russell Trust Company, a wholly-owned subsidiary of Frank Russell Company, provides comprehensive trust and investment management services to corporate pension and profit-sharing plans. Frank Russell Investment (Cayman) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell Investment (Ireland) Ltd., a wholly owned subsidiary of Frank Russell Company, provides investment advice and other services. Frank Russell International Services Co., Inc., a wholly owned subsidiary of Frank Russell Company, provides services to U.S. personnel secunded to overseas enterprises. Russell Real Estate Advisors, Inc., a wholly owned subsidiary of Frank Russell Company, provides investment advice focused on the real estate asset class, performs discretionary investment management, and provides advice with respect to private investment funds, including limited partnerships. The mailing address of Frank Russell Company is 909 A Street, Tacoma, WA 98402.


   As affiliates, Frank Russell Company and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of FRIC, is the Chairman of the Board of Frank Russell Company. FRIMCo is a wholly owned subsidiary of Frank Russell Company.

  Frank Russell Company is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual's products consist of a full range of permanent and term life insurance, disability income insurance, long-term care insurance, mutual funds and annuities for personal, estate, retirement, business, and benefits planning. Northwestern Mutual provides its insurance products and services through an exclusive network of approximately 7,500 agents associated with over 100 general agencies nationwide. In the life and health insurance category, it was named the most admired company in the world in Fortune's 2000 corporate reputation survey.

   ADVISOR AND ADMINISTRATOR. FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties such as the money managers (in the case of the Underlying Funds) and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Underlying Funds (subject to approval by the Board), allocates assets among money managers, monitors the money managers' investment programs and results, and may exercise investment discretion over assets invested in the Underlying Funds' Liquidity Portfolios. (See, "Investment Policies of the Underlying Funds -- Liquidity Portfolios.") FRIMCo also acts as FRIC's transfer agent and dividend disbursing agent. FRIMCo, as agent for FRIC, pays the money managers' fees for the Underlying Funds, as a fiduciary for the Underlying Funds, out of the advisory fee paid by the Underlying Funds to FRIMCo. The remainder of the advisory fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

   Each of the Funds pays an advisory fee and an administrative fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds. Services which are administrative in nature are provided by FRIMCo pursuant to an Administrative Agreement for an annual fee of 0.05% of each Fund's average daily net asset value. (See the Prospectuses for the Underlying Funds' annual percentage rates.)

   The following Fund of Funds paid FRIMCo the listed advisory and administrative fees (gross of reimbursement and/or waivers) for the year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively.



              Fund of Funds                           10/31/01          10/31/00          12/31/99
              -------------                           --------          ---------         ---------
     Equity Aggressive Strategy Fund                                    $ 508,145         $ 403,512
     Aggressive Strategy Fund                                             553,180           312,714
     Balanced Strategy Fund                                               813,684           650,215
     Moderate Strategy Fund                                               126,703            94,535
     Conservative Strategy Fund                                            37,701            35,959
     Tax-Managed Global Equity Fund                                        29,830                --


   While FRIMCo will perform investment advisory services for the Fund of Funds (i.e., determining the percentages of the Underlying Funds which will be purchased by each Fund of Funds, and periodically adjusting the percentages and the Underlying Funds), FRIMCo has waived and/or reimbursed its management and advisory fees since each Fund of Fund's inception and has contractually agreed to continue the waiver of advisory fee through February 28, 2002. Advisory fees do not vary among classes of Shares. Administrative fees for each Fund of Funds are borne by the Underlying Funds in accordance with the Funds' Special Servicing Agreements. For the year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively, FRIMCo waived fees in the following amounts: Equity Aggressive Strategy Fund:
$___________, $508,145 and $403,512; Aggressive Strategy Fund: $__________,
$553,180 and $312,714; Balanced Strategy Fund: $__________, $813,684 and
$650,215; Moderate Strategy Fund: $__________, $126,703 and $94,535; and
Conservative Strategy Fund: $_________, $37,701 and $35,959.   For the year
ended October 31, 2001 and the ten months ended October 31, 2000, FRIMCo waived $____________ and $29,830 in fees for the Tax-Managed Global Equity Fund, respectively. For the year ended December 31, 1999, FRIMCo reimbursed the Fund of Funds in the following amounts: Equity Aggressive Strategy Fund, $11,875; Aggressive Strategy Fund, $11,979; Balanced Strategy Fund, $12,780; Moderate Strategy Fund, $10,913; and Conservative Strategy Fund, $3,912. FRIMCo paid no reimbursements to any Fund of Fund for the ten months ended October 31, 2000 [or for the year ended October 31, 2001]. Each of the Fund of Funds will indirectly bear their proportionate share of the combined advisory and administrative fees paid by the Underlying Funds in which they invest. While a shareholder of a Fund of Funds will also bear a proportionate part of the combined advisory and administrative fees paid by an Underlying Fund, those fees paid are based upon the services received by the respective Underlying Fund.

   The Underlying Funds in which the Fund of Funds currently invest paid FRIMCo the listed advisory and administrative fees (gross of reimbursements and/or waivers) for the year ended October 31, 2001, the ten months ended October 31, 2000 and the year ended December 31, 1999, respectively:



                                                      10/31/01             10/31/00             12/31/99
                                                      --------             --------             --------
     Diversified Equity                                                  $10,098,258          $11,377,505
     Special Growth                                                        5,983,909            5,867,193
     Quantitative Equity                                                  10,215,125           11,129,142
     International Securities                                              8,913,303            9,446,953
     Diversified Bond                                                      2,782,087            3,695,482
     Short Term Bond                                                       1,890,126            2,269,960
     Multistrategy Bond                                                    3,191,178            3,667,917
     Real Estate Securities                                                4,675,467            5,193,244
     Emerging Markets                                                      4,274,390            4,222,210
     Tax-Managed Large Cap                                                 3,955,187            3,180,328
     Tax-Managed Small Cap*                                                  688,311               18,536
     Tax Exempt Bond                                                         401,219              498,685
     Tax Free Money Market                                                   417,071              491,260


*    Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

   Effective May 1, 1996 through April 30, 2000, FRIMCo had contractually agree to waive a portion of its combined advisory and administrative fees for the Multistrategy Bond Fund, to the extent Fund-level expenses exceed 0.80% of average daily net assets on an annual basis, FRIMCo waived fees in the amounts of $327,074, $166,373 and $_________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively. As a result of the waivers, the Fund paid advisory and administrative fees equal to $3,340,842, $3,024,805 and $____________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001, respectively.


   FRIMCo has contractually agreed to waive a portion of its 1.03% combined advisory and administrative fees for the Tax-Managed Small Cap Fund, up to the full amount of those fees, equal to the amount by which total Fund-level expenses exceed 1.25% of the Fund's average daily net assets on an annual basis. In addition, FRIMCo has contractually agreed to reimburse the Fund for any remaining total Fund-level expenses after any FRIMCo waiver which exceed 1.25% of average daily net assets on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $18,536, $388,516 and $__________ for the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended October 31, 2001. In addition, FRIMCo reimbursed the Fund $101,811 for expenses over the cap in 1999. There was no reimbursement for the ten months ended October 31, 2000 [or for the year ended October 31, 2001]. As a result of the waivers and reimbursements, the Fund paid no advisory and administrative fees for the year ended December 31, 1999, the ten months ended October 31, 2000 or the year ended October 31, 2001. The Fund commenced operations on December 1, 1999.


     FRIMCo has contractually agreed to waive an amount up to the full amount of its aggregate 0.50% combined advisory and administrative fees for the Short Term Bond Fund, and to reimburse the Fund to the extent that Fund-level expenses exceed 0.52% of average daily net assets of that Fund for the month of October 2000 and thereafter on an annual basis. Fund-level expenses for the Fund do not include 12b-1 fees or shareholder servicing fees. FRIMCo waived fees in the amount of $_________, for the year ended October 31, 2001 and $51,875 for the ten months ended October 31, 2000. There was no reimbursement for expenses over the cap in the ten months ended October 31, 2000 [or in the year ended October 31, 2001]. As a result of the waivers and reimbursements, the Fund paid advisory and administrative fees for the ten months ended October 31, 2000 and the year ended December 31, 2001 equal to $1,838,161 and $__________, respectively.


   FRIMCo is a wholly owned subsidiary of Frank Russell Company, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

   MONEY MANAGERS. The money managers of the Underlying Funds have no affiliations or relationships with FRIC or FRIMCo other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Underlying Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisors or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by Frank Russell Company or its affiliates, other consulting clients of Frank Russell Company, other offshore vehicles and/or for accounts which have no business relationship with the Frank Russell Company organization.

   From its advisory fees received from the Underlying Funds, FRIMCo, as agent for FRIC, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the year ended December 31, 1999, the ten months ended October 31, 2000 and the year ended December 31, 2001, management fees paid to the money managers of the Underlying Funds were:



                                                                                           Annual rate
             Fund                             $ Amount Paid                    (as a % of average daily net assets)
             ----               --------------------------------------         ------------------------------------
                                   1999          2000           2001              1999           2000         2001
                                   ----          ----           ----              ----           ----         ----
Diversified Equity              $2,908,409     $2,361,202                         0.20%          0.21%
Special Growth                   2,249,925      2,009,221                         0.36%          0.34%
Quantitative Equity              2,623,428      2,243,821                         0.18%          0.19%
International Securities         3,429,899      2,950,659                         0.34%          0.35%
Diversified Bond                   555,643        364,015                         0.07%          0.06%
Short Term Bond                    795,354        562,126                         0.17%          0.17%
Multistrategy Bond               1,046,997        704,996                         0.18%          0.15%
Real Estate Securities           1,711,842      1,374,518                         0.28%          0.25%
Emerging Markets                 2,151,950      2,006,555                         0.65%          0.51%
Tax-Managed Large Cap            1,130,665      1,185,998                         0.27%          0.23%
Tax-Managed Small Cap*               6,673        236,766                         0.34%          0.28%
Tax Exempt Bond                    305,104        210,733                         0.19%          0.21%
Tax Free Money Market              146,901        111,491                         0.08%          0.09%

--------------

    *   The Tax-Managed Small Cap Fund commenced operations on December 1, 1999.

   Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after FRIC has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by Frank Russell Company as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.

   DISTRIBUTOR. Russell Fund Distributors, Inc. (the "Distributor") serves as the distributor of FRIC Shares. The Distributor receives no compensation from FRIC for its services other than Rule 12b-1 compensation and shareholder services compensation for certain classes of Shares pursuant to FRIC's Rule 12b-1 Distribution Plan and its Shareholder Services Plan, respectively. The Distributor is a wholly owned subsidiary of FRIMCo and its mailing address is 909 A Street, Tacoma, WA 98402.

  CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for FRIC. State Street also provides basic portfolio recordkeeping required for each of the Underlying Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

     Custody:

     Domestic Custody (Underlying Funds) - (i) $3,000 per portfolio per fund;
     (ii) First $10 billion in average daily net assets - 0.75%, Over $10 billion - 0.65%. Global Custody ( Underlying Funds) - (i) First $500 million in month end net assets - 0.11% - 0.35%, Over $500 million - 0.03%
     - 0.35% depending on the
     geographic classification of the investments in the international funds
     (ii) a transaction charge ranging from $25 - $100 depending on the geographic classification of the investments in the international funds. All Custody (Underlying Funds) - (i) Portfolio transaction charges range from $6.00 - $25.00 depending on the type of transaction; (ii) Futures and Options charges range from $8.00 - $25.00; (iii) monthly pricing fees of $375.00 per portfolio and $6.00 - $11.00 per security; (iv) on-line access charges of $2,500 per fund; and (v) Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. Portfolio transaction charges for the Fund of Funds are equal to $5.00 each. In addition, interest earned on uninvested cash balances will be used to offset the Fund of Funds' and Underlying Funds' custodian expense, as applicable.

     Fund Accounting:

     Domestic Fund Accounting Underlying Funds - (i)  $10,000 per portfolio; and
     (ii) 0.015% of average daily net assets. International Fund Accounting Underlying Funds - (i) $24,000 per portfolio per year; and (ii) 0.03% of month end net assets. Fund of Funds Account - $12,000 per portfolio; Yield calculation services Fund of Funds and Underlying Funds - $4,200 per fixed income fund. Tax accounting services - $8,500 per Equity Fund, $11,000 per Fixed Income Fund, and $15,000 per Global Fund. The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.

   TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as Transfer Agent for FRIC. For this service FRIMCo is paid a per-account fee for transfer agency and dividend disbursing services provided to FRIC. From this fee, which is based upon the number of shareholder accounts and total assets of the Funds, FRIMCo compensates unaffiliated agents who assist in providing these services. FRIMCo is also reimbursed by FRIC for certain out-of-pocket expenses, including postage, taxes, wires, stationery and telephone. The Fund of Funds' investments in the Underlying Funds will not be charged a fee. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.

   ORDER PLACEMENT DESIGNEES. FRIC has authorized certain Financial Intermediaries to accept on its behalf purchase and redemption orders for FRIC Shares. Certain Financial Intermediaries are authorized, subject to approval of FRIC's Distributor, to designate other intermediaries to accept purchase and redemption orders on FRIC's behalf. With respect to those intermediaries, FRIC will be deemed to have received a purchase or redemption order when such a Financial Intermediary or, if applicable, an authorized designee, accepts the order. The customer orders will be priced at the applicable Fund's net asset value next computed after they are accepted by such a Financial Intermediary or an authorized designee, provided that Financial Intermediary or an authorized designee timely transmits the customer order to FRIC.

   INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP serves as the independent accountants of FRIC. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with generally accepted auditing standards and a review of federal tax returns. The mailing address of PricewaterhouseCoopers LLP is 1800 First Interstate Center, 999 Third Avenue, Seattle, WA 98104-4098.

     CODES OF ETHICS. FRIC, FRIMCo and RFD have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Underlying Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which an Underlying Fund advised by that Money Manager may invest.

------------------------------------------------------------------------------------------------------------------------------------
                                        Is personal investing       Are investments in securities owned by the advised Fund
      Money Manager                            allowed?                                     allowed?
------------------------------------------------------------------------------------------------------------------------------------
AEW Management and                    Yes                           No
Advisors, L.P.
------------------------------------------------------------------------------------------------------------------------------------
Alliance Capital                      Yes                           Yes, but not in securities with pending or possible client
Management L.P.                                                     buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Barclays Global Fund                  Yes                           Yes, but not in securities with pending or possible client
Advisors                                                            buy or sell orders and certain blackouts apply to securities of Barclays PLC and securities underwritten by Barclays
                                                                    affiliates
------------------------------------------------------------------------------------------------------------------------------------
BlackRock Financial                   Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset              Yes                           Yes, but not in securities with pending or possible client
Management, LLC                                                     buy or sell orders, also, certain persons may not purchase securities issued by financial services organizations
------------------------------------------------------------------------------------------------------------------------------------
Capital International, Inc.           Yes                           Yes
------------------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment               Yes                           Yes, but not in securities with pending or possible client
Partners, LLC                                                       buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Cohen & Steers Capital                Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
David J. Greene &                     Yes                           Yes
Company, LLC
------------------------------------------------------------------------------------------------------------------------------------
Delaware International                Yes                           Yes, but not in securities with pending or possible client
Advisors Limited                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Delphi Management, Inc.               Yes                           Yes, but not in securities with pending or possible client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Driehaus Capital                      Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders unless the order is bunched with the
                                                                    client's, the client is able to fully complete its own
                                                                    order, and the order receives the average price for that day
------------------------------------------------------------------------------------------------------------------------------------
Fidelity Management &                 Yes                           Cannot purchase securities on a restricted list
Research Company
------------------------------------------------------------------------------------------------------------------------------------
Foreign & Colonial                    Yes                           Cannot purchase securities on a restricted list
Emerging Markets Limited
------------------------------------------------------------------------------------------------------------------------------------
Frank Russell Investment              Yes                           Yes, but not in securities with pending or possible client
Management Company                                                  buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Franklin Portfolio                    Yes                           Yes, but not in securities with pending or possible client
Associates LLC                                                      buy or sell orders, also, certain persons may not invest in securities of financial services organizations
------------------------------------------------------------------------------------------------------------------------------------
Fuller & Thaler Asset                 Yes                           Yes, but not in securities with pending or possible client
Management                                                          buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company              Yes                           Yes, but not in securities with pending or possible client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Genesis Asset Managers, Ltd.          Yes                           Yes, but not in securities with pending or possible client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
GlobeFlex Capital, L.P.               Yes                           Yes, but not in securities with pending or possible client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Iridian Asset Management LLC          Yes                           Yes, but not in securities with pending or possible client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity                    Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        Is personal investing       Are investments in securities owned by the advised Fund
      Money Manager                            allowed?                                     allowed?
------------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Investment                Yes                           Cannot purchase securities on a restricted list or
Management, Inc.                                                    securities of financial services organizations
------------------------------------------------------------------------------------------------------------------------------------
Lazard Asset Management               Yes                           Cannot purchase securities on a restricted list
------------------------------------------------------------------------------------------------------------------------------------
Lincoln Capital                       Yes                           Yes, but not in securities with pending or possible client
Management Company                                                  buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Marsico Capital                       Severely restricts            No
Management Company, LLC               personal trading except
                                      for a limited number of
                                      specific transactions
                                      such as purchase of
                                      mutual fund shares,
                                      commercial paper, etc.
------------------------------------------------------------------------------------------------------------------------------------
Marvin & Palmer                       Yes                           Yes
Associates, Inc.
------------------------------------------------------------------------------------------------------------------------------------
Mastholm Asset                        Yes                           Yes, but not in securities with pending or possible client
Management, LLC                                                     buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Merganser Capital                     Yes                           Yes, but may not enter into transactions that may result in
Management LP                                                       conflicts of interest with clients
------------------------------------------------------------------------------------------------------------------------------------
MFS Institutional                     Yes                           Yes, but not in securities with pending or possible client
Advisors, Inc.                                                      buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                        Yes                           Yes, but not in securities with pending or possible client
Investments, LP                                                     buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Nicholas Applegate                    Yes                           Yes, but not in securities with pending or possible client
Capital Management                                                  buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Oechsle International                 Yes                           Yes, but not in securities with pending or possible client
Advisors, LLC                                                       buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Pacific Investment                    Yes                           Yes, but not in securities with pending or possible client
Management Company                                                  buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Peachtree Asset                       Yes                           Yes, but not in securities with pending or possible client
Management                                                          buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Schroder Investment                   Yes                           Cannot purchase securities on a restricted list
Management North
America Ltd.
------------------------------------------------------------------------------------------------------------------------------------
Security Capital Global               Yes                           Yes, but not in securities with pending or possible client
Capital Management                                                  buy or sell orders
Group Incorporated
------------------------------------------------------------------------------------------------------------------------------------
Sirach Capital                        Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Standish Mellon Asset                 Yes                           Cannot purchase securities on a restricted list
Management Company LLC
------------------------------------------------------------------------------------------------------------------------------------
STW Fixed Income                      Yes                           Yes, but not in securities with pending or possible client
Management                                                          buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Strong Capital                        Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Suffolk Capital                       Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders or in securities of which 10% or more
                                                                    are held in portfolios managed by Suffolk
------------------------------------------------------------------------------------------------------------------------------------
Systematic Financial                  Yes                           Yes, but not in securities with pending or possible client
Management, L.P.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
TCW Investment                        Yes                           Yes, but not in securities with pending or possible client
Management Company                                                  buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital                   Yes                           Yes, but not in securities with pending or possible client
Management, Inc.                                                    buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                        Is personal investing       Are investments in securities owned by the advised Fund
      Money Manager                            allowed?                                     allowed?
------------------------------------------------------------------------------------------------------------------------------------
Turner Investment                     Yes                           Yes, but not in securities with pending or possible client
Partners, Inc.                                                      buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Weiss, Peck & Greer, LLC              Yes                           Yes, but not in securities with pending or possible client buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------
Westpeak Global                       Yes                           Yes, but not in securities with pending or possible client
Advisors, L.P.                                                      buy or sell orders
------------------------------------------------------------------------------------------------------------------------------------



     PLAN PURSUANT TO RULE 18f-3. Securities and Exchange Commission (the "SEC") Rule 18f-3 under the 1940 Act, permits a registered open-end investment company to issue multiple classes of shares in accordance with a written plan approved by the investment company's board of trustees that is filed with the SEC. At a meeting held on April 22, 1996, the Board adopted a plan pursuant to Rule 18f-3 (the "Rule 18f-3 Plan") on behalf of each Fund that issues multiple classes of Shares (each a "Multiple Class Fund"). At a meeting held on June 3, 1998, the Board amended the Rule 18f-3 Plan to create classes for the Institutional Funds. On November 9, 1998, the Board again amended the Rule 18f-3 Plan to revise the previously authorized classes. On August 9, 1999, the Board amended the Rule 18f-3 Plan to create classes for the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund and the Tax-Managed Global Equity Funds. On November 22, 1999, the Board amended the Rule 18f-3 Plan to create Class A Shares for all Funds except the Institutional Funds and the money market funds. On August 7, 2000 the Board amended the Rule 18f-3 Plan (i) to create Class B Shares of all Funds except the Institutional Funds, (ii) to create Class A Shares, Class C Shares, Class E Shares and Class S Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby), (iii) to create Class E Shares of the Tax-Managed Small Cap Fund, Tax-Managed Large Cap Fund, and Tax-Managed Global Equity Fund; (iv) to redesignate the existing Class S Shares of the Money Funds as Class I Shares and create new Class A and Class S Shares of the Money Funds; and (v) to permit holders of Class B Shares who have paid the applicable contingent deferred sales charge to exchange those Shares for A Shares of the same Fund without imposition of the Class A front-end Sales Charge. On October 27, 2000 the Board amended the Rule 18f-3 Plan (i) to revoke the August 7, 2000 redesignation of the Class S Shares of the Money Funds as Class I Shares, (ii) to revoke the creation of new Class S Shares of the Money Funds, and (iii) to create Class I Shares and Class Y Shares of the Select Growth Fund and Select Value Fund (neither of which are offered hereby).

   For purposes of this Statement of Additional Information, each Fund that issues multiple classes of Shares is referred to as a "Multiple Class Fund."
The key features of the Rule 18f-3 plan are as follows: Shares of each class of a Multiple Class Fund represent an equal pro rata interest in the underlying assets of that Fund, and generally have identical voting, dividend, liquidation, and other rights, preferences, powers, restrictions, limitations, qualifications and terms and conditions, except that: (1) each class of Shares offered in connection with a Rule 12b-1 plan may bear certain fees under its respective Rule 12b-1 plan and may have exclusive voting rights on matters pertaining to that plan and any related agreements; (2) each class of Shares may contain a conversion feature; (3) each class of Shares may bear differing amounts of certain class expenses; (4) different policies may be established with respect to the payment of distributions on the classes of Shares of a Multiple Class Fund to equalize the net asset values of the classes or, in the absence of such policies, the net asset value per share of the different classes may differ at certain times; (5) each class of Shares of a Multiple Class Fund may have different exchange privileges from another class; (6) each class of Shares of a Multiple Class Fund may have a different class designation from another class of that Fund; and (7) each class of Shares offered in connection with a shareholder servicing plan may bear certain fees under its respective plan.

     DISTRIBUTION PLAN. Under the 1940 Act, the SEC has adopted Rule 12b-1, which regulates the circumstances under which the Funds may, directly or indirectly, bear distribution expenses. Rule 12b-1 provides that the Funds may pay for such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. Accordingly, the Multiple Class Funds have adopted a distribution plan (the "Distribution Plan") for the Multiple Class Funds' Class C and Class D Shares, which are described in the respective Funds' Prospectus. In adopting the Distribution Plan, a majority of the Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of FRIC and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreements entered into in connection with the Distribution Plan (the "Independent Trustees"), have concluded, in conformity with the requirements of the 1940 Act, that there is a reasonable likelihood that the Distribution Plan will benefit each respective Multiple Class Fund and its shareholders. In connection with the Trustees' consideration of whether to adopt the Distribution Plan, the Distributor, as the Multiple Class Funds' principal underwriter, represented to the Trustees that the Distributor believes that the Distribution Plan should result in increased sales and asset retention for the Multiple Class Funds by enabling the Multiple Class Funds to reach and retain more investors and Financial Intermediaries (such as brokers, banks, financial planners, investment advisors and other financial institutions), although it is impossible to know for certain, in the absence of a Distribution Plan or under an alternative distribution arrangement, the level of sales and asset retention that a Multiple Class Fund would have.

     The 12b-1 fees may be used to compensate (a) Selling Agents (as defined below) for sales support services provided, and related expenses incurred with respect to Class C and Class D Shares, by such Selling Agents, and (b) the Distributor for distribution services provided by it, and related expenses incurred, including payments by the Distributor to compensate Selling Agents for providing support services. The Distribution Plan is a compensation-type plan. As such, FRIC makes no distribution payments to the Distributor with respect to Class C and Class D Shares except as described above. Therefore, FRIC does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from FRIC, interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or may earn a profit from future payments made by FRIC under the Distribution Plan.

     The Distribution Plan provides that each Multiple Class Fund may spend annually, directly or indirectly, up to 0.75% of the average daily net asset value of its Class C and Class D Shares for any activities or expenses primarily intended to result in the sale of Class C and Class D Shares of a Multiple Class Fund. Such payments by FRIC will be calculated daily and paid periodically and shall not be made less frequently than quarterly. Any amendment to increase materially the costs that a Multiple Class Fund's Shares may bear for distribution pursuant to the Distribution Plan shall be effective upon a vote of the holders of the affected Class of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) sixty-seven percent (67%) or more of the Shares of affected Class of a Multiple Class Fund present at a shareholders' meeting, if the holders of more than 50% of the outstanding Shares of the affected Class of such Fund are present or represented by proxy (a "1940 Act Vote"). The Distribution Plan does not provide for the Multiple Class Funds to be charged for interest, carrying or any other financing charges on any distribution expenses carried forward to subsequent years. A quarterly report of the amounts expended under the Distribution Plan, and the purposes for which such expenditures were incurred, must be made to the Trustees for their review. The Distribution Plan may not be amended without approval of the holders of the affected Class of Shares. The Distribution Plan and material amendments to it must be approved annually by all of the Trustees and by the Independent Trustees. While the Distribution Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees. The Distribution Plan is terminable, as to a Multiple Class Fund's Shares, without penalty at any time by (a) a vote of a majority of the Independent Trustees, or (b) a vote of the holders of the lesser of (a) more than fifty percent (50%) of the outstanding Shares of the affected Class of a Multiple Class Fund or (b) a 1940 Act Vote.

     Under the Distribution Plan, the Multiple Class Funds may also enter into agreements ("Selling Agent Agreements") with Financial Intermediaries and with the Distributor to provide sales support services with respect to Multiple Class Fund Class C or Class D Shares held by or for the customers of the Financial Intermediaries. Financial Intermediaries that have entered into Selling Agent Agreements are referred to in this Statement as "Selling Agents."

     Under the Distribution Plan, the following Multiple Class Funds' Class C and Class D Shares accrued expenses in the following amounts, payable as compensation to the Distributor, for the year ended October 31, 2001 (these amounts were for compensation to dealers):



            Fund of Funds                                      Class C            Class D
            -------------                                      -------            -------
     Equity Aggressive Strategy Fund                        $________            $________
     Aggressive Strategy Fund                                ________             ________
     Balanced Strategy Fund                                  ________             ________
     Moderate Strategy Fund                                  ________             ________
     Conservative Strategy Fund                              ________             ________
     Tax-Managed Global Equity Fund                          ________             ________

     SHAREHOLDER SERVICES PLAN. A majority of the Trustees, including a majority of Independent Trustees, has adopted and amended a Shareholder Services Plan for certain classes of Shares of the Fund of Funds ("Servicing Plan"). The Servicing Plan was adopted on April 22, 1996 and amended on June 3, 1998, November 9, 1998, August 9, 1999, November 22, 1999 and August 7, 2000.


     Under the Service Plan, FRIC may compensate the Distributor or any investment advisers, banks, broker-dealers, financial planners or other financial institutions that are dealers of record or holders of record or that have a servicing relationship with the beneficial owners or record holders of Shares of Class A, Class C, Class D or Class E, offering such Shares ("Servicing Agents"), for any activities or expenses primarily intended to assist, support or service their clients who beneficially own or are primarily intended to assist, support or service their clients who beneficially own or are record holders of Shares of Class A, Class C, Class D or Class E. Such payments by FRIC will be calculated daily and paid quarterly at a rate or rates set from time to time by the Trustees, provided that no rate set by the Trustees for Shares of Class A, Class C, Class D or Class E may exceed, on an annual basis, 0.25% of the average daily net asset value of that Fund's Class A, Class C, Class D, or Class E Shares.

     Among other things, the Service Plan provides that (1) the Distributor shall provide to FRIC's officers and Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended by it pursuant to the Service Plan, or by Servicing Agents pursuant to Service Agreements, and the purposes for which such expenditures were made; (2) the Service Plan shall continue in effect for so long as its continuance is specifically approved at least annually by the Trustees, and any material amendment thereto is approved by a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose; (3) while the Service Plan is in effect, the selection and nomination of the Independent Trustees shall be committed to the discretion of such Independent Trustees; and (4) the Service Plan is terminable, as to a Multiple Class Fund's Shares, by a vote of a majority of the Independent Trustees.

   Under the Service Plan, the following Fund of Funds' Class C, Class D and Class E Shares accrued expenses in the following amounts payable to the Distributor, for the year ended October 31, 2001:



                      Fund of Funds                           Class C          Class D           Class E
                      -------------                           -------          -------           -------
     Equity Aggressive Strategy Fund                        $________         $_______          $_______
     Aggressive Strategy Fund                                ________          _______           _______
     Balanced Strategy Fund                                  ________          _______           _______
     Moderate Strategy Fund                                  ________          _______           _______
     Conservative Strategy Fund                              ________          _______           _______
     Tax-Managed Global Equity Fund                          ________          _______           _______


No Class A Shares were issued during the year ended October 31, 2001.


   UNDERLYING FUND EXPENSES

   The Underlying Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Underlying Funds is the annual advisory fee and annual administrative fee, each payable to FRIMCo. The Underlying Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, dividend disbursement, and portfolio and shareholder recordkeeping services, and maintenance of tax records payable to Frank Russell Company; state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of FRIC to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

   Whenever an expense can be attributed to a particular Underlying Fund, the expense is charged to that Underlying Fund. Other common expenses are allocated among the Underlying Funds based primarily upon their relative net assets.

   As of the date of this Statement, FRIMCo has voluntarily agreed to waive and/or reimburse until February 2, 2002 all or a portion of its advisory and administrative fees with respect to certain Underlying Funds.

   FUND OF FUNDS OPERATING EXPENSES

   Each Fund of Funds is expected to have a low operating expense ratio although, as a shareholder of the Underlying Funds, each Fund of Funds indirectly bears its pro rata share of the advisory fees charged to, and expenses of operating, the Underlying Funds in which it invests. It is currently contemplated that all other operating expenses (shareholder servicing, legal, accounting, etc.) except for the 0.20% advisory fee and any Rule 12b-1 Fees and Shareholder Service Fees will be paid for in accordance with these Special Servicing Agreements (each a "Servicing Agreement") among each Fund of Funds, its Underlying Funds and FRIMCo. Under the Servicing Agreement, FRIMCo arranges for all services pertaining to the operations of the Fund of Funds, including transfer agency services but not including any services covered by the Fund of Funds' advisory fee or any Rule 12b-1 or Shareholder Service Fees. However, it is expected that the additional assets invested in the Underlying Funds by the Fund of Funds will produce economies of operations and other savings for the Underlying Funds which will exceed the cost of the services required for the operation of the Fund of Funds. In this case, the Servicing Agreement provides that the officers of FRIC, at the direction of the Trustees, may apply such savings to payment of the aggregate operating expenses of Fund of Funds which have invested in that Underlying Fund, so that the Underlying Fund will bear those operating expenses in proportion to the average daily value of the shares owned by the Fund of Funds, provided that no Underlying Fund will bear such operating expenses in excess of the estimated savings to it. In the event that the aggregate financial benefits to the Underlying Funds do not exceed the costs of the Fund of Funds, the Servicing Agreement provides that FRIMCo will bear that portion of costs determined to be greater than the benefits. Those costs include Fund accounting, custody, auditing, legal, blue sky and, as well as organizational, transfer agency, prospectus, shareholder reporting, proxy, administrative and miscellaneous expenses.

   PURCHASE AND REDEMPTION OF FUND OF FUNDS SHARES

   Minimum Investment Requirements.  You may be eligible to purchase Fund of
   -------------------------------
Funds Shares if you do not meet the applicable required minimum investment. The Fund of Funds, at their discretion, may waive the initial minimum investment requirement for some employee benefit plans and other plans with at least $5 million in total plan assets or if requirements are met for a combined purchase privilege, cumulative quantity discount, or statement of intention. The Funds may also, at their discretion, waive the minimum initial investment for clients of certain Financial Intermediaries who have entered into special arrangements with the Funds. If you invest less than the required minimum investment in a Fund of Funds, and the minimum investment required has not been waived for you, the Funds of Funds reserve the right to refuse your order or to correct, within a reasonable period, your purchase transaction and notify you promptly of that correction.

  Trustees, officers, employees and certain third party contractors of FRIC and its affiliates and their spouses and children are not subject to any initial minimum investment requirement.

   The Fund of Funds may also waive the required minimum initial investment for IRAs and UGMAs and similar vehicles on which an explicit or practical initial investment restriction is imposed by a regulatory body.

  Stale Checks.  If you do not cash a dividend, distribution, or redemption
  ------------
check within 180 days from the date it was issued, the Funds of Funds will act to protect themselves and you. No interest will accrue on amounts represented by uncashed checks.

  For uncashed dividend and distribution checks and uncashed redemption checks of $25 or less, the Fund of Funds will deem the unchased check to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value, and, if the uncashed check represents a dividend or distribution, the Fund of Funds will deem it to be an order to reinvest all future Fund dividends and distributions unless otherwise notified by you. If you do not have an open account with that Fund, an uncashed check of more than $25 will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund, and the proceeds of any uncashed checks for $25 or less will be held in the Fund's general account for your benefit in accordance with applicable law.

  For redemption checks of more than $25, the Fund will reissue the check. If the reissued check is not cashed within 180 days from the date it was reissued, the Funds will deem that to be an order to reinvest the proceeds of the uncashed check into your account with that Fund at its then-current net asset value. If you no longer have a current account open for that Fund, the uncashed check will be deemed an order to purchase shares of the Frank Russell Investment Company Money Market Fund.

  Solicitation and Referral Fees.  FRIMCo may enter into written agreements with
  ------------------------------
certain Financial Intermediaries in which it agrees to pay to such intermediaries a solicitation fee or referral fee out of its own resources, in connection with the intermediaries' referral of certain prospective investors to the Funds or for performing ongoing client service activities with respect to referred investors. Each investor for which a fee may be paid will receive from the intermediary a disclosure statement setting forth the details of the arrangement and the amount of fee to be received by the intermediary.


   VALUATION OF THE FUND OF FUNDS SHARES

   The net asset value per share of each Class of Shares is calculated separately for each Fund of Funds on each business day on which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange is open for trading. Currently, the New York Stock Exchange is open for trading every weekday, except New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

   Net asset value per share is computed for each class of Shares of a Fund by dividing the current value of the Fund's assets attributable to each class of Shares, less liabilities attributable to that class of Shares, by the number of each individual class of Shares of the Fund outstanding, and rounding to the nearest cent.

   PRICING OF SECURITIES

   The Class S Shares of the Underlying Funds held by each Fund of Funds are valued at their net asset value. The Emerging Markets, International Securities, Diversified Bond and Multistrategy Bond Funds' portfolio securities actively trade on foreign exchanges which may trade on Saturdays and on days that the Underlying Funds do not offer or redeem shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of the Class S Shares of the Underlying Fund when a shareholder (such as a Fund of Funds) is not able to purchase or redeem Underlying Fund Shares. Further, because foreign securities markets may close prior to the time the Underlying Funds determine net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Underlying Funds calculate net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

   PORTFOLIO TURNOVER RATES OF THE FUND OF FUNDS

   The portfolio turnover rate for each Fund of Funds is calculated by dividing the lesser of purchases or sales of Underlying Fund Shares for the particular year, by the monthly average value of the Underlying Fund Shares owned by the Fund of Funds during the year. The Fund of Funds will purchase or sell Underlying Fund Shares to: (i) accommodate purchases and sales of each Fund of Funds' Shares; (ii) change the percentages of each Fund of Funds' assets invested in each of the Underlying Funds in response to market conditions; and
(iii) maintain or modify the allocation of each Fund of Funds' assets among the Underlying Funds generally within the percentage limits described in the Prospectus.

   The portfolio turnover rates for the last two years for each Fund of Funds were:


                                                                          Years Ended
                                                            ---------------------------------------
Fund of Funds                                                    10/31/01             10/31/00
-------------                                               ------------------   ------------------
Equity Aggressive Strategy Fund                                                         58.41%
Aggressive Strategy Fund                                                                40.57
Balanced Strategy Fund                                                                  31.70
Moderate Strategy Fund                                                                  39.55
Conservative Strategy Fund                                                              53.89
Tax-Managed Global Equity Fund                                                          44.04



   PORTFOLIO TRANSACTION POLICIES OF THE UNDERLYING FUNDS

   Decisions to buy and sell securities for the Underlying Funds are made by the money managers for the assets assigned to them, and by FRIMCo or the money manager for the Underlying Funds' Liquidity Portfolios. The Underlying Funds, other than the Tax-Managed Large Cap, Tax-Managed Small Cap and Tax Exempt Bond Funds, do not give significant weight to attempting to realize long-term, rather than short-term, capital gains while making portfolio investment decisions. The portfolio turnover rates for certain multi-manager Underlying Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. The money managers make decisions to buy or sell securities independently from other money managers. Thus, one money manager could be selling a security when another money manager for the same Underlying Fund (or for another series of FRIC) is purchasing the same security. In addition, when a money manager's services are terminated and another retained, the new manager may significantly restructure the portfolio. These practices may increase the Underlying Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction based costs. The Underlying Funds' changes of money managers may also result in a significant number of portfolio sales and purchases as the new money manager restructures the former money manager's portfolio. In view of the Tax-Managed Large Cap and Tax-Managed Small Cap Funds' investment objective and policies, such Funds' ability to change money managers may be constrained. The annual portfolio turnover rates for each of the Underlying Funds for the periods ended October 31, 2001 and October 31, 2000, respectively, were as follows: Diversified Equity Fund, ___% and 142%; Special Growth Fund, ___% and 136%; Quantitative Equity Fund, ___% and 59%; International Securities Fund, ___% and 102%; Diversified Bond Fund, ___% and 129%; Short Term Bond Fund, ___% and 92%; Multistrategy Bond Fund, ___% and 105%; Real Estate Securities Fund, ___% and 53%; Emerging Markets Fund, ___% and 73%; Tax-Managed Large Cap Fund, ___% and 43%; Tax-Managed Small Cap Fund, ___% and 71%; and Tax Exempt Bond Fund, ___% and 38%.


   BROKERAGE ALLOCATIONS

   Transactions on US stock exchanges involve the payment of negotiated brokerage commissions; on non-US exchanges, commissions are generally fixed. There is generally no stated commission in the case of securities traded in the over-the-counter markets, including most debt securities and money market instruments, but the price includes an undisclosed payment in the form of a mark-up or mark-down. The cost of securities purchased from underwriters includes an underwriting commission or concession.

   Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is usually made by the money manager of the Underlying Fund. FRIC's advisory agreements with FRIMCo and the money managers provide, in substance and subject to specific directions from officers of FRIC or FRIMCo, that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek the best overall terms available to the Underlying Fund. Securities will ordinarily be purchased in the primary markets, and the money manager shall consider all factors it deems relevant in assessing the best overall terms available for any transaction, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

   In addition, the advisory agreements authorize FRIMCo and the money managers, respectively, in selecting brokers or dealers to execute a particular transaction and in evaluating the best overall terms available, to consider the "brokerage and research services" (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) provided to the Underlying Fund, FRIMCo and/or to the money manager (or their affiliates). FRIMCo and the money managers are authorized to cause the Underlying Funds to pay a commission to a broker or dealer who provides such brokerage and research services for executing a portfolio transaction which is in excess of the amount of commissions another broker or dealer would have charged for effecting that transaction. FRIMCo or the money manager, as appropriate, must determine in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided -- viewed in terms of that particular transaction or in terms of all the accounts over which FRIMCo or the money manager exercises investment discretion. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with FRIC's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.

   FRIMCo does not expect FRIC ordinarily to effect a significant portion of FRIC's total brokerage business for the Underlying Funds with broker- dealers affiliated with its money managers. However, a money manager may effect portfolio transactions for the segment of an Underlying Fund's portfolio assigned to the money manager with a broker-dealer affiliated with the manager, as well as with brokers affiliated with other money managers.

   FRIMCo and each Money Manager arrange for the purchase and sale of FRIC's securities and selects brokers and dealers (including affiliates), which in its best judgment provide prompt and reliable execution at favorable prices and reasonable commission rates. FRIMCo and each Money Manager may select brokers and dealers which provide it with research services and may cause FRIC to pay such brokers and dealers commissions which exceed those other brokers and dealers may have charged, if it views the commissions as reasonable in relation to the value of the brokerage and/or research services. In selecting a broker, including affiliates, for a transaction, the primary consideration is prompt and effective execution of orders at the most favorable prices. Subject to that primary consideration, dealers may be selected for research, statistical or other services to enable FRIMCo and each Money Manager to supplement its own research and analysis.

   The Underlying Funds may effect portfolio transactions with or through Frank Russell Securities, Inc. ("FRS"), an affiliate of FRIMCo, only when the applicable money manager determines that the Underlying Fund will receive competitive execution, price and commissions. Where brokerage transactions are effected by money managers on behalf of the Underlying Funds through FRS at the request of the FRIMCo, research services obtained from third party service providers at market rates are provided to FRIMCo by FRS. Such research services include performance measurement statistics, fund analytics systems and market monitoring systems. This arrangement may be used by any Underlying Fund other than those Underlying Funds which invest principally in fixed income securities. After reimbursement for budgeted research services provided to FRIMCo, FRS may rebate to the Underlying Funds a percentage of commissions paid to effect such transactions. Additionally, when an Underlying Fund hires or fires a money manager, the portfolio transactions required to transition between managers and the funding of new managers may be effected through FRS. No third party research or rebates are associated with these transactions. All Underlying Funds may also effect portfolio transactions on an agency basis through, and pay brokerage commissions to, the brokerage affiliates of money managers.


   BROKERAGE COMMISSIONS

   The Board reviews, at least annually, the commissions paid by the Underlying Funds to evaluate whether the commissions paid over representative periods of time were reasonable in relation to commissions being charged by other brokers and the benefits to the Underlying Funds. Frank Russell Company maintains an extensive database showing commissions paid by institutional investors, which is the primary basis for making this evaluation. Certain services received by FRIMCo or money managers attributable to a particular transaction may benefit one or more other accounts for which investment discretion is exercised by the money manager, or a Fund other than that for which the particular portfolio transaction was effected. The fees of the money managers are not reduced by reason of their receipt of such brokerage and research services.

   For information regarding brokerage commissions paid by the Underlying Funds and the Underlying Funds' holdings of securities issued by the top ten broker dealers used by those Funds, refer to the Statement of Additional Information for the Underlying Funds.

   YIELD AND TOTAL RETURN QUOTATIONS

   The Fund of Funds compute their average annual total return by using a standardized method of calculation required by the SEC, and report average annual total return for each class of Shares which they offer.

   Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Fund of Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:


P(1+T)/n/ = ERV

   Where:       P       =      a hypothetical initial payment of $1,000;
                T       =      average annual total return;
                n       =      number of years; and
               ERV      =      ending redeemable value of a hypothetical $1,000
                               payment made at the beginning of the one, five or ten year period at the end of the one, five or ten year period (or fractional portion thereof).

   The calculation assumes that all dividends and distributions of each Fund of Funds are reinvested at the price stated in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for one or more classes of Shares will be reported in the applicable Prospectus.

   Yields are computed by using standardized methods of calculation required by the SEC. Similar to average annual total return calculations, a Fund of Funds calculates yields for each class of Shares which it offers. Yields for the Fund of Funds, which do not invest primarily in money market instruments, are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:


                         YIELD = 2[(a-b +1)/6/ -1]
                                 -----------------
                                        cd

    Where:        a     =    dividends and interest earned during the period
                  b     =    expenses accrued for the period (net of
                             reimbursements)
                  c     =    average daily number of Shares outstanding during
                             the period that were entitled to receive dividends
                  d     =    the maximum offering price per share on the last
                             day of the period.

   The yields for the Fund of Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.

   Tax-equivalent yield for the Tax Exempt Bond Fund is calculated by dividing that portion of the yield of the appropriate Fund as computed above which is tax exempt by one minus a stated income tax rate (36.9%). The tax-equivalent yield for the Tax Exempt Bond Fund is reported in the Funds' respective Prospectus.

   Each Fund of Funds may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

   Each Fund of Funds may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

                    INVESTMENT RESTRICTIONS, POLICIES AND
                        PRACTICES OF THE FUND OF FUNDS

   Each Fund of Funds' investment objective is "fundamental" which means each investment objective may not be changed without the approval of a majority of each Fund's shareholders. Certain investment policies may also be fundamental. Other policies may be changed by a Fund without shareholder approval. The Fund of Funds' investment objectives are set forth in the respective Prospectus.

   INVESTMENT RESTRICTIONS. Each Fund of Funds is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund of Funds may:


   1. Purchase securities if, as a result of such purchase, the Fund of Funds' investments would be concentrated within the meaning of the 1940 Act in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities or securities of other investment companies.


   Because of their investment objectives and policies, investments of the Fund of Funds will be concentrated in shares of the Underlying Funds and, therefore, in the mutual fund industry. In accordance with the Fund of Funds' investment policies set forth in the Fund of Funds' Prospectus, each of the Funds of Funds may invest in the Underlying Funds without limitation as to concentration. However, each of the Underlying Funds in which each Fund of Funds will invest (other than the Real Estate Securities Fund and the Money Market Fund) will not purchase securities, if as a result of such purchase, the Underlying Fund's investments would be concentrated within the meaning of the 1940 Act. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration. The Money Market Fund may invest more than 25% of its assets in money market instruments issued by domestic branches of U.S. banks having net assets in excess of $100,000,000.


   2. Purchase or sell real estate; provided that each Fund of Funds may invest in the Real Estate Securities Fund, which may own securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.


   3. Purchase or sell commodities except that a Fund of Funds may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts.


   4. Borrow money, except that a Fund of Funds may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.


   5. Act as an underwriter except to the extent a Fund of Funds may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.


   6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.


   7. Issue securities senior to the Fund of Funds' presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund of Funds from (a) making any permitted borrowings, loans, mortgages or pledges, (b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

Each Fund of Funds is also subject to the following non-fundamental investment restriction (one that can be changed by the Trustees without shareholder approval). Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made.


No Fund may borrow money for purposes of leveraging or investment.


   INVESTMENT POLICIES AND PRACTICES OF THE FUND OF FUNDS

   REPURCHASE AGREEMENTS. Each Fund of Funds may enter into repurchase agreements with the seller -- a bank or securities dealer -- who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next day). The securities purchased by a Fund of Funds have a total value in excess of the value of the repurchase agreement and are held by Fund of Funds' Custodian until repurchased. Repurchase agreements assist a Fund of Funds in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Fund of Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by FRIMCo.

   MONEY MARKET INSTRUMENTS. Each Fund of Funds may invest in securities maturing within 397 days or less at the time from the trade date or such other date upon which a Fund of Funds' interest in a security is subject to market action. Each Fund of Funds will follow procedures reasonably designed to assure that the prices so determined approximate the current market value of the Fund's securities. The procedures also address such matters as diversification and credit quality of the securities the Fund of Funds purchase, and were designed to ensure compliance by the Funds with the requirements of Rule 2a-7 of the 1940 Act.

   ILLIQUID SECURITIES. The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Fund of Funds pursuant to Rule 144A, as explained in the Prospectus) may be negotiated at the time such securities are purchased by a Fund of Funds. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, the Fund of Funds may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund of Funds also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     The guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for the securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

                  INVESTMENT POLICIES OF THE UNDERLYING FUNDS

The investment objective and principal investment strategy for each of the Underlying Funds is provided in their Prospectuses. The following table illustrates the investments that the Underlying Funds primarily invest in or are permitted to invest in.


                                                    Diversified  Special  Quantitative  International  Diversified  Short Term
                                                      Equity     Growth      Equity      Securities       Bond         Bond
  Type of Portfolio Security                           Fund       Fund        Fund          Fund          Fund         Fund
  --------------------------                        -----------  -------  ------------  -------------  -----------  ----------
Common stocks.....................................       X          X          X              X
Common stock equivalents (warrants)...............       X          X          X              X
Common stock equivalents (options)................       X          X          X              X
Common stock equivalents (convertible debt
  securities).....................................       X          X          X              X                         X
Common stock equivalents (depository receipts)....       X          X          X
Preferred stocks..................................       X          X          X              X                         X
Equity derivative securities......................       X          X          X              X
Debt securities (below Investment grade or junk
  bonds)..........................................                                                          X           X
US government securities..........................       X          X          X              X             X           X
Municipal obligations.............................                                                          X           X
Investment company Securities.....................       X          X          X              X             X           X
Foreign securities................................       X          X          X              X             X           X


                                                    Multistrategy  Real Estate  Emerging  Tax-Managed  Tax-Managed
                                                        Bond       Securities   Markets    Large Cap    Small Cap   Tax Exempt
 Type of Portfolio Securities                           Fund          Fund        Fund       Fund         Fund         Fund
 ----------------------------                       -------------  -----------  --------  -----------  -----------  ----------
Common stocks.....................................                      X          X           X            X
Common stock equivalents (warrants)...............                      X          X           X            X
Common stock equivalents (options)................                      X          X           X            X
Common stock equivalents (convertible debt
  securities).....................................                      X          X           X            X
Common stock equivalents (depository receipts)....                                             X            X
Preferred stocks..................................                      X          X           X            X
Equity derivative securities......................                      X          X           X            X
Debt securities (below investment grade or junk
  bonds)..........................................        X                        X
US government securities..........................        X             X          X           X            X           X
Municipal obligations.............................        X                                                             X
Investment company
  securities......................................        X             X          X           X            X           X
Foreign securities................................        X             X          X           X            X

Other Investment Practices of the Underlying Funds.  The Underlying Funds use
--------------------------------------------------
investment techniques commonly used by other mutual funds. The table below summarizes the principal investment practices of the Underlying Funds, each of which may involve certain special risks. The Glossary located at the back of the SAI describes each of the investment techniques identified below.


                                             Diversified  Special  Quantitative  International  Diversified  Short Term
                                               Equity     Growth      Equity      Securities       Bond         Bond
 Type of Portfolio Securities                   Fund       Fund        Fund          Fund          Fund         Fund
------------------------------               -----------  -------  ------------  -------------  -----------  ----------
Cash reserves..............................       X          X          X              X             X           X
Repurchase agreements(1)...................                                            X             X           X
When-issued and forward commitment
  securities...............................                                            X             X           X
Reverse repurchase Agreements..............                                            X             X           X
Lending portfolio securities
  not to exceed 33 1/3% of total
  Fund assets..............................       X          X          X              X             X           X
Illiquid securities (limited to 15% of
  a Fund's net assets).....................       X          X          X              X             X           X
Forward currency contracts(2)..............                                            X             X           X
Write (sell) call and put options on
  securities, securities indexes and
  foreign currencies(3)....................       X          X          X              X             X
Purchase options on securities, securities
  indexes, and currencies(3)...............       X          X          X              X             X
Interest rate futures contracts, stock
  index futures contracts, foreign currency
  contracts and options on futures(4)......       X          X          X              X             X           X
Liquidity portfolios.......................       X          X          X              X



                                             Multistrategy  Real Estate  Emerging  Tax-Managed  Tax-Managed  Tax Exempt
                                                 Bond       Securities   Markets    Large Cap    Small Cap      Bond
 Type of Portfolio Securities                    Fund          Fund        Fund       Fund         Fund         Fund
------------------------------               -------------  -----------  --------  -----------  -----------  ----------
Cash reserves..............................        X             X          X           X            X           X
Repurchase agreements(1)...................        X             X          X                                    X
When-issued and forward commitment
  securities...............................        X             X          X                                    X
Reverse repurchase agreement...............        X             X          X                                    X
Lending portfolio securities not to exceed
  33 1/3% of total Fund assets.............        X             X          X           X            X
Illiquid securities (limited
  to 15% of a Fund's net assets)...........        X             X          X           X            X           X
Forward currency contracts(2]..............        X                        X
Write (sell) call and put options on
  securities, securities indexes and
  foreign currencies(3)....................        X             X          X           X            X
Purchase options on securities, securities
  indexes, and currencies(3)...............        X             X          X           X            X
Interest rate futures contracts, stock
  index futures contracts, foreign
  currency contracts and options on
  futures(4)...............................        X             X          X                                    X
Liquidity portfolios.......................                      X          X           X            X
Credit and Liquidity Enhancements..........                                                                      X

---------------
(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.

(2) Each of the International Securities, Diversified Bond, Multistrategy Bond, Short Term Bond and Emerging Markets Funds may not invest more than one-third of its assets in these contracts.

(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.

(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

      Cash Reserves. Each Fund of Funds and each Underlying Fund (the "Funds")
      -------------
and its money managers may elect to invest a Fund's cash reserves in one or more of FRIC's money market funds. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short-term money market instruments. The Fund of Funds and the Underlying Funds will use this procedure only so long as doing so does not adversely affect the portfolio management and operations of the money market funds and FRIC's other Funds. Those money market funds and the Fund of Funds and Underlying Funds investing in them treat such investments as the purchase and redemption of money market fund shares. Any Fund of Funds or Underlying Fund investing in a money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains and net assets of the money market fund, and will have all rights and obligations of a shareholder as provided in FRIC's Master Trust Agreement, including voting rights. However, shares of a money market fund issued to the Fund of Funds or Underlying Funds will be voted by the Trustees of FRIC in the same proportion as the shares of the money market fund that are held by shareholders who are not Fund of Funds or Underlying Funds. Fund of Funds and Underlying Funds investing in a money market fund effectively do not pay advisory or administrative management fees to a money market fund and thus do no pay duplicative advisory or administrative fees as FRIMCo waives a portion of its advisory or administrative fees due from those Funds in an amount that offsets the advisory or administrative fees it receives from the applicable money market fund in respect of those investments.

      Liquidity Portfolio. An Underlying Fund at times has to sell portfolio
      -------------------
securities in order to meet redemption requests. The selling of securities may effect an Underlying Fund's performance since the money manager sells the securities for other than investment reasons. An Underlying Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests. The holding of significant amounts of cash is contrary, however, to the investment objectives of the Diversified Equity, Special Growth, Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds. The more cash these Underlying Funds hold, the more difficult it is for their returns to meet or surpass their respective benchmarks. FRIMCo will exercise investment discretion or select a money manager to exercise investment discretion for approximately 5-15% of the Funds' assets assigned to a "Liquidity Portfolio."

      A Liquidity Portfolio addresses this potential detriment by having FRIMCo, or a money manager selected for this purpose, create a temporary equity exposure for cash reserves by purchasing index futures contracts, index options and/or index swaps in amounts that expose the Liquidity Portfolio to the performance of the relevant index until those cash reserves are invested in securities or used for Underlying Fund transactions. This will enable those four Underlying Funds to hold cash while receiving a return on the cash which is similar to holding equity securities.

     Russell 1000 Index. The Russell 1000(R) Index consists of the 1,000 largest
     ------------------
US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities and American Depository Receipts.

     The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

     Frank Russell Company chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that Frank Russell Company or FRIMCo believes that the particular security is an attractive investment.

                  CERTAIN INVESTMENTS OF THE UNDERLYING FUNDS

     Repurchase Agreements. An Underlying Fund may enter into repurchase
     ---------------------
agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Underlying Fund's cost plus interest within a specified time (normally one day). The securities purchased by an Underlying Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased. Repurchase agreements assist an Underlying Fund in being invested fully while retaining "overnight" flexibility in pursuit of investments of a longer-term nature. The Underlying Funds will limit repurchase transactions to those member banks of the Federal Reserve System and primary dealers in US government securities whose creditworthiness is continually monitored and found satisfactory by the Underlying Funds' money managers.

     Reverse Repurchase Agreements.  An Underlying Fund may enter into reverse
     -----------------------------
repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Underlying Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby an Underlying Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Underlying Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Underlying Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of an Underlying Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Underlying Fund's records while a reverse repurchase agreement is in effect.

     High Risk Bonds. The Underlying Funds, other than the Emerging Markets,
     ---------------
Short Term Bond, and Multistrategy Bond Funds, do not invest their assets in securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers to be of a lesser credit quality than those designations. Securities rated BBB by S&P or Baa by Moody's are the lowest ratings which are considered "investment grade" securities, although Moody's considers securities rated Baa, and S&P considers bonds rated BBB, to have some speculative characteristics. The Underlying Funds, other than Emerging Markets, Short Term Bond, and Multistrategy Bond Funds, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings. The market value of debt securities generally varies inversely in relation to interest rates.

     The Emerging Markets, Short Term Bond, and Multistrategy Bond Funds will invest in "investment grade" securities and may invest up to 5% of its total assets (in the case of the Emerging Markets Fund), 10% of its total assets (in the case of the Short Term Bond Fund) and 25% of its total assets (in the case of the Multistrategy Bond Fund) in debt securities rated less than BBB by S&P or Baa by Moody's, or in unrated securities judged by the money managers of the Funds to be of comparable quality. Lower rated debt securities generally offer a higher yield than that available from higher grade issues. However, lower rated debt securities involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. In addition, the market for lower rated debt securities has expanded rapidly in recent years, and its growth has paralleled a long economic expansion. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Underlying Funds' ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Multistrategy Bond, Short Term Bond and Emerging Markets Funds will seek to reduce the risks associated with investing in such securities by limiting the Funds' holdings in such securities and by the depth of their own credit analysis.

     Securities rated BBB by S&P or Baa by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

     Securities possessing Moody's Baa rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

     Risk Factors. The growth of the market for lower rated debt securities has
     ------------
paralleled a long period of economic expansion. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

     In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish an Underlying Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Underlying Fund's Shares.

     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of an Underlying Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

     The money managers of the Emerging Markets, Short Term Bond, and Multistrategy Bond Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

     Illiquid Securities.  The Underlying Funds will not purchase or otherwise
     -------------------
acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. In addition, the Underlying Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, an Underlying Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

     The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Underlying Funds pursuant to Rule 144A, as explained in their respective Prospectuses) may be negotiated at the time such securities are purchased by an Underlying Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, an Underlying Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. An Underlying Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

     Forward Commitments. An Underlying Fund may contract to purchase securities
     -------------------
for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as such transactions are consistent with an Underlying Fund's ability to manage its investment portfolio and meet redemption requests. An Underlying Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Underlying Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     Additionally, under certain circumstances, the International Securities and Emerging Markets Funds may occasionally engage in "free trade" transactions in which delivery of securities sold by the Underlying Fund is made prior to the Fund's receipt of cash payment therefor or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. "Free trade" transactions involve the risk of loss to an Underlying Fund if the other party to the "free trade" transaction fails to complete the transaction after the Fund has tendered cash payment or securities, as the case may be.

    Lending Portfolio Securities. Cash collateral received by an Underlying Fund
    ----------------------------
when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including FRIC's Money Market Fund and funds advised by the Funds' securities lending agent, for which the agent may receive an asset-based fee), and other investments meeting certain quality and maturity established by the Underlying Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Underlying Fund and the lending agent.


    Each Underlying Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. An Underlying Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

     An Underlying Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, an Underlying Fund must immediately pay the amount of the shortfall to the borrower.

     Options And Futures. The Underlying Funds may purchase and sell (write)
     -------------------
both call and put options on securities, securities indexes and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Underlying Funds may also use those instruments, provided that FRIC's Board determines that their use is consistent with the Underlying Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Underlying Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be used only for hedging purposes).

     Options On Securities And Indexes. Each Underlying Fund may purchase and
     ---------------------------------
write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Underlying Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Underlying Funds' ability to hold illiquid securities. The Underlying Funds intend to purchase and write call and put options on specific securities.

     Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.


     An Underlying Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.


     Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties.


     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with an Underlying Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Underlying Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. An Underlying Fund will engage in OTC Option transactions only with U.S. Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Underlying Fund.


     An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

     An Underlying Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Underlying Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner. An Underlying Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

     An Underlying Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Underlying Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Underlying Fund. For a call option on an index, the option is covered if the Underlying Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Underlying Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Underlying Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Underlying Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Underlying Fund in liquid assets in a segregated account with the Custodian.

     If an option written by an Underlying Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by an Underlying Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

     To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

     Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Underlying Fund desires.

     An Underlying Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Underlying Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Underlying Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

     The premium paid for a put or call option purchased by an Underlying Fund is an asset of the Fund. The premium received for an option written by an Underlying Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     Risks Associated With Options On Securities And Indexes. There are several
     -------------------------------------------------------
risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

     If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

     There can be no assurance that a liquid market will exist when an Underlying Fund seeks to close out an option position. If an Underlying Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If an Underlying Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

     As the writer of a covered call option, an Underlying Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where an Underlying Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

     If trading were suspended in an option purchased by an Underlying Fund, the Underlying Fund would not be able to close out the option. If restrictions on exercise were imposed, the Underlying Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Underlying Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

     Options On Foreign Currency. An Underlying Fund may buy or sell put and
     ---------------------------
call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of an Underlying Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. None of the Underlying Funds, other than the Multistrategy Bond and Emerging Markets Funds, currently intends to write or purchase such options.

     Futures Contracts And Options On Futures Contracts. An Underlying Fund may
     --------------------------------------------------
invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter, as specified in their Prospectuses. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Frequently, using futures to effect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the ECU. It is expected that other futures contracts will be developed and traded in the future.

     An Underlying Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out before exercise or expiration by an offsetting purchase or sale on option on a futures contract of the same series.

     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

     An Underlying Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. An Underlying Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). An Underlying Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

     An Underlying Fund may enter into contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). An Underlying Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish these positions will not exceed 5% of the Fund's net assets.

     As long as required by regulatory authorities, each Underlying Fund will limit its use of futures contracts and options on futures contracts to hedging transactions. For example, an Underlying Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, an Underlying Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

     When a purchase or sale of a futures contract is made by an Underlying Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Underlying Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Underlying Fund expects to earn interest income on its initial margin deposits.

     A futures contract held by an Underlying Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Underlying Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by an Underlying Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Underlying Fund will mark-to-market its open futures positions.

     An Underlying Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Underlying Fund.

     Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Underlying Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Underlying Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

     Limitations On Use Of Futures And Options On Futures Contracts. An
     --------------------------------------------------------------
Underlying Fund will not enter into a futures contract or futures option contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

     When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     When selling a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Underlying Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Underlying Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in liquid assets with the Custodian).

     When selling a call option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Underlying Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

     When selling a put option on a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Underlying Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

     In order to comply with applicable regulations of the CFTC pursuant to which the Underlying Funds avoid being deemed to be a "commodity pools," the Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules, and with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund as determined under the CFTC Rules.

     The requirements for qualification as a regulated investment company also may limit the extent to which an Underlying Fund may enter into futures, options on futures contracts or forward contracts. See "Taxation."

     Risks Associated With Futures And Options On Futures Contracts. There are
     --------------------------------------------------------------
several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

     There can be no assurance that a liquid market will exist at a time when an Underlying Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent an Underlying Fund from liquidating an unfavorable position and the Underlying Fund would remain obligated to meet margin requirements until the position is closed.

     Additional Risks Of Options On Securities, Futures Contracts, Options On
     ------------------------------------------------------------------------
Futures Contracts, And Forward Currency Exchange Contract And Options Thereon.
-----------------------------------------------------------------------------
Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Swap Agreements.  The Emerging Markets, Diversified Equity, Special Growth,
     ----------------
Quantitative Equity, International Securities, Tax-Managed Large Cap and Tax-Managed Small Cap Funds may enter into index swap agreements as an additional equitization vehicle for cash reserves held by those Funds. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).


     Under most swap agreements entered into by these Underlying Funds, the parties' obligations are determined on a "net basis." Consequently, an Underlying Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. An Underlying Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Underlying Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of an Underlying Fund's portfolio. No Underlying Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Underlying Fund's assets.


     The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.


     An Underlying Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is relatively new and is largely unregulated. The Underlying Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Underlying Funds' repurchase agreement guidelines.


     Hedging Strategies. The Diversified Equity, Special Growth, Quantitative
     ------------------
Equity, International Securities, Emerging Markets, Tax-Managed Large Cap and Tax-Managed Small Cap Funds may use stock index futures contracts, exchange traded and over-the-counter options and/or equity index swaps as "equitization" vehicles for cash reserves held by those Funds. For example: equity index futures contracts are purchased to correspond with the cash reserves in each of the Funds. As a result, an Underlying Fund will realize gains or losses based on the performance of the equity market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Underlying Fund's cash reserves will always be fully exposed to equity market performance.


     Financial futures contracts may be used by the International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond, Emerging Markets and Tax Exempt Bond Funds as a hedge during or in anticipation of interest rate changes. For example: if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in the Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Underlying Fund to repurchase the futures contract at a lower price to close out the position.

     The Underlying Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of a market advance, or to temporarily create an equity exposure for cash balances until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated changes in interest rates.

     When purchasing a futures contract, an Underlying Fund will maintain with the Custodian (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, an Underlying Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price as high or higher than the price of the contract held by the Fund.

     Foreign Currency Futures Contracts. The Underlying Funds are also permitted
     ----------------------------------
to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

     A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

     The Underlying Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, an Underlying Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction. Such a purchase would serve as a temporary measure to protect the Underlying Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Underlying Fund may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Underlying Fund may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Underlying Fund may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities.

     Risk Factors. There are certain investment risks in using futures contracts
     ------------
and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. The risk increases for the Tax Exempt Bond Fund since financial futures contracts that may be engaged in involve taxable securities rather than tax exempt securities. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing an Underlying Fund to be unable to close out the futures contract thereby affecting a Fund's hedging strategy.

     In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

     Forward Foreign Currency Exchange Transactions ("Forward Currency
     -----------------------------------------------------------------
Contracts"). The International Securities, Diversified Bond, Short Term Bond, Multistrategy Bond and Emerging Markets Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers,

(b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Underlying Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Underlying Funds' portfolio securities are or are expected to be denominated. An Underlying Fund's dealings in forward contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. An Underlying Fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Underlying Funds may, however, enter into a position hedging transaction with respect to a currency other than that held in the Funds' portfolios, if such a transaction is deemed a hedge. If an Underlying Fund enters into this type of hedging transaction, liquid assets will be placed in a segregated account in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities placed in the segregated account declines, additional liquid assets will be placed in the account so that the value of the account will equal the amount of the Underlying Fund's commitment with respect to the contract. Hedging transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

     At or before the maturity of a forward foreign currency contract, an Underlying Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Underlying Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Underlying Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Underlying Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency or offsets will be available to a Fund.

     Upon maturity of a forward currency contract, the Underlying Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. An Underlying Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Underlying Funds.

     The cost to an Underlying Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.

     If a devaluation is generally anticipated, an Underlying Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates. An Underlying Fund will not enter into a currency transaction if, as a result, it will fail to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), for a given year.

     Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

     The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict an Underlying Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time the Underlying Funds are engaged in that strategy.

     An Underlying Fund's ability to dispose of its positions in forward contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward contracts. Forward foreign currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that an Underlying Fund will be able to utilize these instruments effectively for the purposes set forth above.

     Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in an Underlying Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.

     Depository Receipts. An Underlying Fund may hold securities of foreign
     -------------------
issuers in the form of American Depository Receipts ("ADRs"), American Depository Shares ("ADSs") and European Depository Receipts ("EDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. For purposes of an Underlying Fund's investment policies, the Underlying Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

     ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respect similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depository may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depository requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depository usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depository. The deposit agreement sets out the rights and responsibilities of the issuer, the depository and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depository), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Underlying Funds may invest in sponsored and unsponsored ADRs.

     Bank Instruments.  The Diversified Bond, Short Term Bond and Multistrategy
     ----------------
Bond Funds may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments.


    Indexed Commercial Paper.  Indexed commercial paper is US-dollar denominated
    ------------------------
commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. Currently only the Multistrategy Bond Fund intends to invest in indexed commercial paper, and then only for hedging purposes.

     US Government Obligations. The types of US government obligations the
     -------------------------
Underlying Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and
(c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association ("GNMA") participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and (2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Underlying Funds may invest in fixed-rate and floating or variable rate US government obligations. The Underlying Funds may purchase US government obligations on a forward commitment basis.

     Variable And Floating Rate Securities. A floating rate security is one
     -------------------------------------
whose terms provide for the automatic adjustment of an interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a percentage of the prime rate of a specified bank or some similar objective standard, such as 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

     Zero Coupon Securities. Zero coupon securities are notes, bonds and
     ----------------------
debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

     Mortgage-Related And Other Asset-Backed Securities. The forms of mortgage
     --------------------------------------------------
related and other asset-backed securities the Underlying Funds may invest in include the securities described below:

     Mortgage Pass-Through Securities. Mortgage pass-through securities are
     --------------------------------
securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the GNMA, which is a wholly-owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

     Collateralized Mortgage Obligations. Collateralized mortgage obligations
     -----------------------------------
("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and prepaid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

     Asset-Backed Securities. Asset-backed securities represent undivided
     -----------------------
fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

     Risk Factors. Prepayment of principal on mortgage or asset-backed
     ------------
securities may expose an Underlying Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

    Loan Participations. The Funds may purchase participations in commercial
    -------------------
loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments that are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If a corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

    Municipal Obligations. "Municipal obligations" are debt obligations issued
    ---------------------
by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

          Municipal Bonds. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications - General Obligation Bonds and Revenue Bonds.

                GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

                REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

                INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

          Municipal Notes. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

                TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

                BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

                REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

                CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

                PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

                TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

                TAX FREE FLOATING AND VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, usually becomes effective within thirty days. The rate of return on the notes is readjusted periodically according to some objective standard such as changes in a commercial bank's prime rate.

                TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. They are usually purchased by the Tax Exempt Bond and Tax Free Money Market Funds to maintain liquidity. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

                A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

                The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

          DEMAND NOTES. The Tax Exempt Bond and Tax Free Money Market Funds may purchase municipal obligations with the right to a "put" or "stand-by commitment." A "put" on a municipal obligation obligates the seller of the put to buy within a specified time and at an agreed upon price a municipal obligation the put is issued with. A stand-by commitment is similar to a put except the seller of the commitment is obligated to purchase the municipal obligation on the same day the Fund exercises the commitment and at a price equal to the amortized cost of the municipal obligation plus accrued interest. The seller of the put or stand-by commitment may be the issuer of the municipal obligation, a bank or broker-dealer.

          The Funds will enter into put and stand-by commitments with institutions such as banks and broker-dealers that the Funds' money managers continually believe satisfy the Funds' credit quality requirements. The ability of the Funds to exercise the put or stand-by commitment may depend on the seller's ability to purchase the securities at the time the put or stand-by commitment is exercised or on certain restrictions in the buy back arrangement. Such restrictions may prohibit the Funds from exercising the put or stand-by commitment except to maintain portfolio flexibility and liquidity. In the event the seller would be unable to honor a put or stand-by commitment for financial reasons, the Funds may, in the opinion of Funds' management, be a general creditor of the seller. There may be certain restrictions in the buy back arrangement which may not obligate the seller to repurchase the securities. (See, "Certain Investments -- Municipal Notes -- Tax Free Participation Certificates.")

          The Tax Exempt Bond and Tax Free Money Market Funds may purchase from issuers floating or variable rate municipal obligations some of which are subject to payment of principal by the issuer on demand by the Funds (usually not more than thirty days' notice). The Funds may also purchase floating or variable rate municipal obligations or participations therein from banks, insurance companies or other financial institutions which are owned by such institutions or affiliated organizations. Each participation is usually backed by an irrevocable letter of credit, or guaranty of a bank or insurance policy of an insurance company.

     Interest Rate Transactions. The Short Term Bond and Multistrategy Bond
     --------------------------
Funds may enter into interest rate swaps, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments. When a Fund engages in an interest rate swap, it exchanges its obligations to pay or rights to receive interest payments for the obligations or rights to receive interest payments of another party (i.e., an exchange of floating rate payments for fixed rate payments). The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Funds believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Funds' borrowing restrictions. The net amount of the excess, if any, of the Funds' obligations over their entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Funds' custodian. To the extent that the Funds enter into interest rate swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds' obligations, if any, with respect to such interest rate swaps, accrued on a daily basis. The Funds will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.

     The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of a Fund would diminish compared to what it would have been if this investment technique was not used.

      A Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Funds are contractually obligated to make. If the other party to an interest rate swap defaults, the Funds' risk of loss consists of the net amount of interest payments that the Funds are contractually entitled to receive. Since interest rate swaps are individually negotiated, the Funds expect to achieve an acceptable degree of correlation between their rights to receive interest on their portfolio securities and their rights and obligations to receive and pay interest pursuant to interest rate swaps.

     Investment In Foreign Securities. The Funds may invest in foreign
     --------------------------------
securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

     Investment In Emerging Markets. Foreign investment may include emerging
     ------------------------------
market debt. Emerging markets consist of countries determined by the money managers of the Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

     Foreign Government Securities. Foreign government securities which the
     -----------------------------
Underlying Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

    Other Debt Securities. Multistrategy Bond Fund may invest in debt securities
    ---------------------
issued by supranational organizations such as:

       The World Bank - An international bank which was chartered to finance development projects in developing member countries.

       The European Community - An organization which consists of certain European states engaged in cooperative economic activities.

       The European Coal and Steel Community - An economic union of various European nations' steel and coal industries.

       The Asian Development Bank - An international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions.

    Multistrategy Bond Fund may also invest in debt securities denominated in the ECU, which is a "basket" consisting of specific amounts of currency of member states of the European Economic Community. The Counsel of Ministers of the European Economic Community may adjust specific amounts of currency comprising the ECU to reflect changes in the relative values of the underlying currencies. The money managers investing in these securities do not believe that such adjustments will adversely affect holders of ECU-denominated obligations or the marketability of the securities.

     Brady Bonds. The Multistrategy Bond Fund may invest in Brady Bonds, the
     -----------
products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market. Brady Bonds have been issued only recently and accordingly they do not have a long payment history.


                                     TAXES


     Distributions
     -------------

     Distributions of Net Investment Income. The Fund of Funds receive income generally in the form of dividends and interest on their investments. This income, less expenses incurred in the operation of a Fund of Funds, constitutes its net investment income from which dividends may be paid to you. Any distributions by a Fund of Funds from such income will be taxable to you as ordinary income, whether you take them in cash or in additional Shares.

     Distributions of Capital Gains. The Fund of Funds may derive capital gains and losses in connection with sales or other dispositions of their portfolio securities which are made up, for the most part, of Shares of the Underlying Funds. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income. Distributions paid from long-term capital gains realized by a Fund of Funds will be taxable to you as long-term capital gain, regardless of how long you have held your Shares in the Fund of Funds. Any net short-term or long-term capital gains realized by a Fund of Funds (net of any capital loss carryovers) generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on a Fund of Funds.

     Information on the Tax Character of Distributions. Each Fund of Funds will inform you of the amount and character of your distributions at the time they are paid, and will advise you of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. If you have not held a Fund of Funds' Shares for a full year, you may have designated and distributed to you as ordinary income or capital gain a percentage of income and/or capital gains that is not equal to the actual amount of such income or capital gains earned during the period of your investment in a Fund of Funds.

     Taxes
     -----

     Election to be Taxed as a Regulated Investment Company. Each Fund of Funds has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"), has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year.
As a regulated investment company, a Fund of Funds generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of a Fund of Funds as a regulated investment company if it determines such course of action to be beneficial to you. In such case, a Fund of Funds will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income or capital gains to the extent of a Fund of Funds's available earnings and profits.

     Excise Tax Distribution Requirements. The Code requires a Fund of Funds to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its net capital gain income earned during the twelve month period ending October 31 (in addition to undistributed amounts from the prior year) to you by December 31 of each year in order to avoid federal excise taxes. Each Fund of Funds intends to declare and pay sufficient dividends in December (or in January that are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

     Redemption of Fund Shares. Redemptions and exchanges of a Fund of Fund's Shares are taxable transactions for federal and state income tax purposes that cause you to recognize a gain or loss. If you hold your

Shares as a capital asset, the gain or loss that you realize will be capital gain or loss. Any loss incurred on the redemption or exchange of Shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by a Fund of Funds on those Shares.

     Beginning after the year 2005 (2000 for certain shareholders) gain on the sale or redemption of Shares held more than five years may be subject to a reduced rate of tax.

     All or a portion of any loss that you realize upon the redemption of your Fund of Funds Shares will be disallowed to the extent that you purchase other Shares in such Fund of Funds (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new Shares you purchase.

                           MONEY MANAGER INFORMATION
                            FOR THE UNDERLYING FUNDS

                            DIVERSIFIED EQUITY FUND

     Alliance Capital Management L.P. is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

    Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit, is a limited partnership owned (i) 35.3% by Alliance Capital Management Holding L.P., a publicly traded limited partnership and (ii) approximately 62.5% by AXA Financial, Inc. ("AXA Financial"). AXA Financial is controlled by AXA, a publicly traded insurance holding company. AXA Financial's indirect wholly-owned subsidiary, Alliance Capital Management Corporation is the general partner of Alliance Capital Management L.P. and Alliance Capital Management Holding L.P.

    Barclays Global Fund Advisors N.A. is a wholly-owned subsidiary of Barclays Global Investors, N.A.

    Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth
Levy.

    Marsico Capital Management Company, LLC is owned 100% by Bank of America, N.A. which in turn is a wholly owned subsidiary of Bank of America Corporation, a publicly traded corporation.


    MFS Institutional Advisors, Inc. is a subsidiary of Massachusetts Financial Services Company and is an indirect wholly owned subsidiary of Sun Life Assurance Company of Canada, which is owned by Sun Life Financial Services of Canada, Inc., a publicly traded company.

    Peachtree Asset Management is a division of SSB Citi Fund Management LLC. SSB Citi Fund Management LLC is 100% owned by Salomon Smith Barney Holdings, Inc. which is a wholly owned subsidiary of Citigroup Inc.

    Strong Capital Management, Inc. is a corporation controlled by Richard S. Strong.

    Suffolk Capital Management, Inc. is a wholly owned subsidiary of Old Mutual PLC, a publicly traded corporation.

    Turner Investment Partners, Inc. is a corporation controlled by Robert E. Turner.

    Westpeak Global Advisors, L.P. ("Westpeak") is a limited partnership that is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P. ("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in Westpeak. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

                           QUANTITATIVE EQUITY FUND

     Barclays Global Fund Advisors. See: Diversified Equity Fund.

     Franklin Portfolio Associates LLC is a Massachusetts limited liability company owned by Mellon Financial Corporation.

     J.P. Morgan Investment Management Inc. is a wholly owned subsidiary of J.P. Morgan & Co., Inc., a publicly held bank holding company.

     Jacobs Levy Equity Management, Inc. See: Diversified Equity Fund.

                           TAX-MANAGED LARGE CAP FUND

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.

                              SPECIAL GROWTH FUND

     CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

     David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

     Delphi Management, Inc. is 100% owned by Scott Black.

     GlobeFlex Capital, L.P. is a California limited partnership. Its general partners are Robert J. Anslow, Jr. and Marina L. Marrelli.

     Jacobs Levy Equity Management, Inc. See:  Diversified Equity Fund.

     Sirach Capital Management, Inc. is a wholly-owned subsidiary of Old Mutual PLC, a publicly traded corporation.

     Suffolk Capital Management, Inc. See:  Diversified Equity Fund.


     TimesSquare Capital Management, Inc. is a wholly-owned, indirect subsidiary of CIGNA Corporation, a publicly traded corporation.

     Westpeak Global Advisors, L.P. See: Diversified Equity Fund.


                           TAX-MANAGED SMALL CAP FUND

     Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P. (formerly, AEW Capital Management, L.P.) is a limited partnership that is a wholly-owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly-owned subsidiary of Nvest Holdings, Inc. ("Nvest Holdings"). Nvest Holdings is a wholly-owned subsidiary of Nvest Companies, L.P.

("Nvest Companies"). Nvest Companies owns the entire limited partnership interest in AEW. Nvest Companies' general partner, CDCAM North America, LLC is a wholly-owned subsidiary of CDCAM North America Corporation ("CDCAM NA"). CDCAM NA is the sole limited partner of Nvest Companies. CDCAM NA is a wholly-owned subsidiary of CDC Asset Management, a French company ("CDCAM"). CDCAM is majority-owned by CDC Finance and indirectly owned, through CDC Finance, Caisse Nationale des Caisses D'Epargne and CNP Assurances, by Caisse des Depots et Consignations ("CDC"). CDC is wholly-owned by the French Government.

     Cohen & Steers Capital Management, Inc. is a corporation whose two principals, Robert H. Steers and Martin Cohen, control the corporation within the meaning of the 1940 Act.


     Security Capital Global Capital Management Group Incorporated is an indirect, wholly-owned subsidiary of Security Capital, a publicly traded corporation.

                         INTERNATIONAL SECURITIES FUND

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Capital International, Inc. is 100% owned by Capital Group International, Inc., which in turn, is 100% owned by Capital Group Companies, Inc. Capital Group Companies, Inc. is 100% owned by a group of approximately 300 professionals and recent retirees.


     Delaware International Advisers Limited is an indirect, wholly-owned subsidiary of Lincoln National Corporation, a publicly traded company.

     Driehaus Capital Management, Inc. is controlled and wholly-owned by Richard
H. Driehaus.

     Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson 3rd family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

     J.P. Morgan Investment Management Inc. See: Quantitative Equity Fund.


     Marvin & Palmer Associates, Inc. is controlled and majority owned by David
F. Marvin and Stanley Palmer.

     Mastholm Asset Management, LLC is a Washington limited liability company that is controlled by the following members: Douglas R. Allen, Thomas M. Garr, Robert L. Gernstetter, Joseph P. Jordan, Arthur M. Tyson and Theordore J. Tyson.

     Oechsle International Advisors, LLC is a Delaware limited liability company that is controlled by its member manager, Oechsle Group, LLC, a Delaware limited liability company. Oechsle Group, LLC is controlled by the following members:
S. Dewey Keesler, Stephen P. Langer, L. Sean Roche and Warren R. Walker.


     The Boston Company Asset Management, LLC is a wholly owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.

                             EMERGING MARKETS FUND

     Alliance Capital Management L.P., acting through its Bernstein Investment Research and Management Unit. See: Diversified Equity Fund.

     Foreign & Colonial Emerging Markets Limited is majority owned by Eureko BV, a consortium of European Community insurance companies, which is majority owned by Achmea Association of The Netherlands, a trust organized under Dutch law.

     Genesis Asset Managers Limited is a limited liability company organized under the laws of the state of Guernsey, the Channel Islands. Genesis Asset Managers Limited is affiliated with and has common investment executives with the Genesis Group of fund management companies. The Genesis Group, whose holding company is Genesis Holdings International Limited, is controlled 55% by management and associated interests, and the balance held by outside shareholders, with the largest single holding being 15%.

     Nicholas-Applegate Capital Management is a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, L.P., a California limited partnership whose general partner is Nicholas-Applegate Capital Management Holdings, Inc., a California corporation controlled by Arthur
E. Nicholas.

     Schroder Investment Management North America Limited is 100% owned by Schroders plc, which is publicly traded on the London Stock Exchange.


                             DIVERSIFIED BOND FUND

     Lincoln Capital Management Company is over 50% owned by John Cole, Dave Fowler, Jay Freedman, Parker Hall, Peter Knez, Kenneth Meyer and Alan Sebulsky.

     Pacific Investment Management Company ("PIMCO") is a wholly-owned subsidiary of PIMCO Advisors LP. PIMCO Advisors LP is approximately 70% owned by Allianz AG, a publicly traded company, and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company.

     Standish Mellon Asset Management Company LLC is a wholly-owned subsidiary of Mellon Financial Corporation, a publicly traded organization.


                            MULTISTRATEGY BOND FUND

     Lazard Asset Management is a division of Lazard Freres & Co. LLC (LF&Co) a broker/dealer which is a New York limited liability company.

     Morgan Stanley Investments, LP ("MSI") is a Pennsylvania limited liability partnership. MSI is wholly-owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., and is a division of Morgan Stanley Dean Witter Investment Management.


     Pacific Investment Management Company. See: Diversified Bond Fund.

     Standish Mellon Asset Management Company LLC. See: Diversified Bond Fund.


                              SHORT TERM BOND FUND

     BlackRock Financial Management, Inc. operates as a partially owned independent subsidiary of the PNC Bank. On October 1, 1999 the firm completed an initial public offering ("IPO") of its common stock. Currently, 14% of BlackRock stock is publicly held, PNC Bank owns approximately 70%, and BlackRock's employees own 16%.


     Merganser Capital Management L.P. ("Merganser") is controlled by Merganser Capital Management Corporation, its majority shareholder. Merganser Capital Management Corporation is wholly-owned and controlled by Ed Bedrosian.

     Pacific Investment Management Company, LLC ("PIMCO") See: Diversified Bond Fund.

     STW Fixed Income Management is a Bermuda exempted company. William H. Williams III is the sole shareholder.

                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

     Moody's Investors Service, Inc. (Moody's):
     ------------------------------------------


     Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa -- Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

     Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

     Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Standard & Poor's Ratings Group ("S&P"):
     ----------------------------------------


     AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

     AA -- Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

     A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

     BBB -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

     BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB -- Bonds rated BB have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual implied BBB- rating.

     B -- Bonds rated B have a greater vulnerability to default but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual implied BB or BB- rating.


     CCC -- Bonds rated CCC have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual implied B or B- rating.


     CC -- The rating CC is typically applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C -- The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The C rating has been used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.

     C1 -- The rating C1 is reserved for income bonds on which no interest is being paid.

     D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the appropriate category.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic issues. The ratings measure the credit worthiness of the obligor but do not take into account currency exchange and related uncertainties.


STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

     Moody's:
     -------


     Moody's rating for state, municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Symbols used are as follows:

     MIG-1 -- Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing or both.

     MIG-2 -- Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.

     S&P:
     ---

     A S&P note rating reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

     -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

     -- Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).


     Note rating symbols are as follows:

     SP-1 -- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2 -- Satisfactory capacity to pay principal and interest.

     S&P assigns "dual" ratings to all long-term debt issues that have as part of their provisions a variable rate demand or double feature.

     The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used to denote the put option (for example, "AAA/A-1+") or if the nominal maturity is short, a rating of "SP-1+/AAA" is assigned.

COMMERCIAL PAPER RATINGS.

     Moody's:
     -------


     Moody's short-term issuer ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year.


     Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     P-1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:


          Leading market positions in well-established industries.


          High rates of return on funds employed.


          Conservative capitalization structure with moderate reliance on debt and ample asset protection.


          Broad margins in earnings coverage of fixed financial charges and high internal cash generation.


     Well-established access to a range of financial markets and assured sources of alternate liquidity.


     P-2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.


     P-3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.


     Issuers rated Not Prime do not fall within any of the Prime rating categories.


     If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment. Moody's makes no representation and gives no opinion on the legal validity or enforceability of any support arrangements.


     S&P:
     ---

     A-1 -- An obligor rated "A-1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.


     A-2 -- An obligor rated "A-2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.


     A-3 -- An obligor rated "A-3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.


     B -- An obligor rated "B" is regarded as VOLUNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

     C -- An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.


     R -- An obligor rated "R" is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.


     SD and D -- An obligor rated "SD" (Selective default) or "D" has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A "D" rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An "SD" rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.


     N.R. -- An issuer designated N.R. is not rated.


     Fitch Investors Service, Inc.:
     -----------------------------


     F1 -- Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.


     F2 -- Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.


     F3 -- Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


     B -- Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.


     C -- High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.


     D -- Default.  Denotes actual or imminent payment default.


     Notes to Short-tem ratings:


     "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot-term ratings other than "F-1."


                              FINANCIAL STATEMENTS

     The 2001 annual financial statements of the Fund of Funds, including notes to the financial statements and financial highlights and the Report of Independent Accountants, are included in the Fund of Funds Annual Report to Shareholders. Copies of the Fund of Funds' Annual Report accompany this Statement and are incorporated herein by reference.

                                    GLOSSARY

  Bank instruments -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

  Brady Bonds -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

  Board -- The Board of Trustees of FRIC.

  Cash reserves -- The Underlying Funds are authorized to invest its cash reserves (i.e., funds awaiting investment in the specific types of securities to be acquired by a Fund) in money market instruments and in debt securities of comparable quality to the Fund's permitted investments. As an alternative to an Underlying Fund directly investing in money market instruments, the Funds and their money managers may elect to invest the Fund's cash reserves in FRIC's Money Market Fund. To prevent duplication of fees, FRIMCo waives its management fee on that portion of a Fund's assets invested in FRIC's Money Market Fund.

  Code -- Internal Revenue Code of 1986, as amended.

  Convertible security -- This is a fixed-income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

  Covered call option -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

  Custodian -- State Street Bank and Trust Company, FRIC's custodian and portfolio accountant.

  Depository receipts -- These include American Depository Receipts ("ADRs"), European Depository Receipts, Global Depository Receipts, and other similar securities convertible into securities of foreign issuers. ADRs are receipts typically issued by a United States bank or trust company evidencing ownership of the underlying securities. Generally, ADRs in registered form are designed for use in US securities markets.

  Derivatives -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

  Distributor -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with FRIC.

  Equity derivative securities -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

  Financial Intermediary -- A bank trust department, registered investment adviser, broker-dealer or other financial services organization that has been selected by FRIMCo or by FRIC's Distributor.

  FNMA -- Federal National Mortgage Association.

  Forward commitments -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

  Forward currency contracts -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

  FRIC -- Frank Russell Investment Company, an open-end management investment company which is registered with the SEC.

  FRIMCo -- Frank Russell Investment Management Company, FRIC's investment advisor, administrator and transfer and dividend paying agent.

  Funds -- The 32 investment series of FRIC. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

  Futures and options on futures -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

  GNMA -- Government National Mortgage Association

  Illiquid securities -- The Underlying Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Underlying Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

  Investment grade -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

  Lending portfolio securities -- Each Underlying Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

  Liquidity portfolio -- FRIMCo will manage or will select a money manager to exercise investment discretion for approximately 5%-15% of Diversified Equity, Special Growth, Quantitative Equity, International Securities, Real Estate Securities and Emerging Markets Funds' assets assigned to a Liquidity portfolio. The Liquidity portfolio will be used to temporarily create an equity exposure for cash balances until those balances are invested in securities or used for Fund transactions.

  Money Market Funds -- Money Market, US Government Money Market and Tax-Free Money Market Funds, each a Fund of FRIC. Each Money Market Fund seeks to maintain a stable net asset value of $1 per share.

  Moody's -- Moody's Investors Service, Inc., an NRSRO

  Municipal obligations -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

  Net asset value (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

  NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's

  NYSE -- New York Stock Exchange

  Options on securities, securities indexes and currencies --A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations.

  PFIC -- A passive foreign investment company. Emerging Markets Fund may purchase interests in an issuer that is considered a PFIC under the Code.

  Prime rate -- The interest rate charged by leading US banks on loans to their most creditworthy customers

  Repurchase agreements -- An Underlying Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the

Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

  Reverse repurchase agreements -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

  Russell 1000/(R)/ Index. The Russell 1000/(R)/ Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depository Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R)ndex is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

  Russell -- Frank Russell Company, consultant to FRIC and to the Funds

  S&P -- Standard & Poor's Ratings Group, an NRSRO

  S&P 500 -- Standard & Poor's 500 Composite Price Index

  Shares -- The Class Shares in the Funds described in the Prospectuses. Each Class Share of a Fund represents a share of beneficial interest in the Fund.

  Statement -- FRIC's Statement of Additional Information.

  Transfer Agent -- FRIMCo, in its capacity as FRIC's transfer and dividend paying agent

  Underlying Funds -- The FRIC Funds in which the Fund of Funds invest in.

  US -- United States

  US government obligations -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

  Variable rate obligation -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

  Warrants -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

  1940 Act -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of FRIC and the Funds.

  1933 Act -- The Securities Act of 1933, as amended.

                                                   FRANK RUSSELL INVESTMENT
                                                   ------------------------
                                                   COMPANY
                                                   -------
                                                   File No. 2-71299 and 811-3153
                                                   1933 Act Post-Effective
                                                   Amendment. No. 53
                                                   1940 Act Amendment No. 53

                                     PART C
                               OTHER INFORMATION
                               -----------------


Item 23.  Exhibits
          --------

(a) 1.1 Master Trust Agreement (incorporated by reference to Item 24(b)(1)(a) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.2 Amendment No. 1 to Master Trust Agreement dated November 29, 1984 (incorporated by reference to Item 24(b)(1)(b) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.3 Amendment No. 2 to Master Trust Agreement dated May 29, 1985 (incorporated by reference to Item 24(b)(1)(c) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.4 Amendment No. 3 to Master Trust Agreement dated January 26, 1987 (incorporated by reference to Item 24(b)(1)(d) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Amendment No. 4 to Master Trust Agreement dated February 23, 1989 (incorporated by reference to Item 24(b)(1)(e) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Amendment No. 5 to Master Trust Agreement dated May 11, 1992 (incorporated by reference to Item 24(b)(1)(f) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.7 Amendment No. 6 to Master Trust Agreement dated March 19, 1996 (incorporated by reference to Item 24(b)(1)(g) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.8 Amendment No. 7 to Master Trust Agreement dated April 22, 1996 (incorporated by reference to Item 24(b)(1)(h) filed under Post-Effective Amendment No. 33 dated May 7, 1996)

     1.9 Amendment No. 8 to Master Trust Agreement dated November 4, 1996 (incorporated by reference to Item 24(b)(1)(i) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

    1.10 Amendment No. 9 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(j) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

    1.11 Amendment No. 10 to Master Trust Agreement dated April 27, 1998 (incorporated by reference to Item 24(b)(1)(k) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

    1.12 Amendment No. 11 to Master Trust Agreement dated June 3, 1998 (incorporated by reference to Item 24(b)(1)(l) filed under Post-Effective Amendment No. 40 dated November 12, 1998)

    1.13 Amendment No. 12 to Master Trust Agreement dated October 5, 1998 (incorporated by reference to Item 24(b)(1)(m) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

    1.14 Amendment No. 13 to Master Trust Agreement dated November 9, 1998 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 41 dated January 7, 1999)

    1.15 Amendment No. 14 to Master Trust Agreement dated April 26, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    1.16 Amendment No. 15 to Master Trust Agreement dated June 28, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    1.17 Amendment No. 16 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    1.18 Amendment No. 17 to Master Trust Agreement dated August 9, 1999 (incorporated by reference to Item 24(b)(1)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    1.19 Amendment No. 18 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.20 Amendment No. 19 to Master Trust Agreement dated August 9, 1999 (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.21 Amendment No. 20 to Master Trust Agreement dated August 7, 2000 (incorporated by reference from Post-Effective Amendment No. 47 dated September 1, 2000)

    1.22 Form of Amendment No. 21 to Master Trust Agreement dated October 27, 2000 (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(b) 1.1 Bylaws dated August 8, 1984 (incorporated by reference to Item 24(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(c) 1.1 Form of Shares of Beneficial Interest for the Equity I, Equity II, Equity III, Fixed Income I, Fixed Income II, International and Money Market Funds (incorporated by reference to Item 24(b)(4)(a) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.2 Form of Shares of Beneficial Interest for the Diversified Equity, Special Growth, Equity Income, Diversified Bond, Volatility Constrained Bond, International Securities, Limited Volatility Tax Free and U.S. Government Money Market Funds (incorporated by reference to Item 24(b)(4)(b) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.3 Form of Shares of Beneficial Interest for the Quantitative Equity, Equity Q and Tax Free Money Market Funds (incorporated by reference to
          Item 24(b)(4)(c) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

     1.4 Form of Shares of Beneficial Interest for the Real Estate Securities Fund (incorporated by reference to Item 24(b)(4)(d) filed under Post-Effective Amendment No. 39 dated April 28, 1998)

(d) 1.1 Advisory Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(a)(1) filed under Post-Effective Amendment No. 42 dated February 28, 1999)

     1.2 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Advisory Agreement (incorporated by reference to Item 23(4)(a)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.3 Form of Letter Agreement adding Select Growth Fund and Select Value Fund to the Advisory Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     2.1 Service Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1987 (incorporated by reference to Item 24(b)(5)(b)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 Letter Agreement with Frank Russell Company and Frank Russell Investment Management Company dated May 1, 1989 adding Real Estate Securities

          Fund to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 Amendment No. 1 to Service Agreement dated July 1, 1992 with Frank Russell Company and Frank Russell Investment Management Company changing services and fees (incorporated by reference to Item 24(b)(5)(b)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 Letter Agreement dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Service Agreement (incorporated by reference to Item 24(b)(5)(b)(4) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.5 Amendment No. 2 to the Service Agreement dated August 1995 with Frank Russell Company and Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(5)(b)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     2.6 Letter Agreement dated March 14, 1996 with State Street Bank and Trust Company for development of a Tax Accounting System (incorporated by reference to Item 24(b)(5)(b)(7) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.1 Yield Calculation Services Agreement dated August 2, 1988 with State Street Bank and Trust Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.2 Letter Agreement to the Yield Calculation Services Agreement dated May 1, 1989 adding the Real Estate Securities Fund (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.3 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     3.4 Letter Agreement to the Yield Calculation Services Agreement dated August 24, 1992 adding the Fixed Income III and Multistrategy Bond Funds (incorporated by reference from Post-Effective Amendment No. 46 April 27, 2000)

     3.5 Letter Agreement to the Yield Calculation Services Agreement dated April 12, 1996 adding the Equity T Fund (later renamed the Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(5)(b)(6) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     3.6 Letter Agreement to the Yield Calculation Services Agreement dated January 28, 1997 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(5)(b)(8) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     3.7 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Class C Shares as Class E Shares and the existing shares of Institutional Funds to Class I Shares (incorporated by reference to Item 23(4)(b)(9) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.8 Letter Agreement to the Yield Calculation Services Agreement dated January 26, 1999 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(4)(b)(10) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     3.9 Form of Letter Agreement to the Yield Calculation Services Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(4)(b)(11) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     3.10 Form of Letter Agreement to the Yield Calculation Services Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     3.11 Form of Letter Agreement to the Yield Calculation Services Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     4.1 Form of Portfolio Management Contract, as amended, with Money Managers and Frank Russell Investment Management Company (incorporated by reference to Item 23(4)(c)(3) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     5.1 Administrative Agreement with Frank Russell Investment Management Company dated January 1, 1999 (incorporated by reference to Item 23(4)(d)(1) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     5.2 Form of Letter Agreement to the Administrative Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate

          Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds. (incorporated by reference to Item 23(4)(d)(2) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     5.3 Form of Letter Agreement to the Administrative Agreement adding Select Growth Fund and Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(e) 1.1 Distribution Agreement with Russell Fund Distributors, Inc. dated January 1, 1999 due to change in control (incorporated by reference to Item 23(5)(a)(16) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.2 Letter Agreement to the Distribution Agreement with Russell Fund Distributors adding Class C Shares of Short Term Bond Fund and Class C and E Shares of Tax Exempt Bond Fund (incorporated by reference to Post-Effective Amendment No. 42 dated February 18, 1999)

     1.3 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to the Distribution Agreement. (incorporated by reference to Item 23(5)(a)(8) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

     1.4 Form of Letter Agreement to the Distribution Agreement adding Class E Shares to the Tax-Managed Large Cap and Tax-Managed Small Cap Funds (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     1.5 Form of Letter Agreement to the Distribution Agreement adding the Select Growth Fund and the Select Value Fund, each consisting of Class C Shares, Class E Shares, Class I Shares and Class S Shares, and adding Class E Shares to the Tax-Managed Global Equity Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

(f)  1.1  Bonus or Profit Sharing Plans (none)

(g) 1.1 Custodian Contract with State Street Bank and Trust Company dated October 31, 1988 (incorporated by reference to Item 24(b)(8)(a) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement dated May 1, 1989 adding Real Estate Securities Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement dated August 24, 1992 adding Fixed Income III and Multistrategy Bond Funds to the Custodian Contract (incorporated by reference to Item 24(b)(8)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement dated October 27, 1992 adding Emerging Markets Fund to the Custodian Contract (incorporated by reference to Item 24(b)(8)(d) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.5 Amendment No. 1 to Custodian Contract dated January 31, 1994 with State Street Bank and Trust Company amending Section 3.5 of the Agreement (incorporated by reference to Item 24(b)(8)(e) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.6 Form of Amendment to Custodian Contract with State Street Bank and Trust Company amending Sections 2.2 and 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.7 Amendment dated October 31, 1998 to the Custodian Contract with State Street Bank amending Section 2.7 of the Agreement (incorporated by reference to Item 24(b)(8)(g) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.8 Amendment to the Fee Schedule of the Custodian Contract with State Street Bank and Trust Company (incorporated by reference to Item 24(b)(8)(h) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.9 Amendment to the Custodian Contract dated August 11, 1995 with State Street Bank and Trust Company for addition of Omnibus accounts (incorporated by reference to Item 24(b)(8)(i) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

    1.10 Amendment to the Custodian Contract dated April 18, 1994 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for all Funds except the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(j) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

    1.11 Amendment to the Custodian Contract dated August 7, 1995 with State Street Bank and Trust Company amending Section 7 of the Fee Schedule for the Emerging Markets Fund (incorporated by reference to Item 24(b)(8)(k) filed under Post-Effective Amendment No. 32 dated May 1,
          1996)

    1.12 Amendment to the Custodian Contract dated April 12, 1996 with State Street Bank and Trust Company adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) (incorporated by reference to Item 24(b)(8)(l) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

    1.13 Amendment to the Custodian Contract dated January 28, 1997 with State Street Bank and Trust Company adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds (incorporated by reference to Item 24(b)(8)(m) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

    1.14 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds (incorporated by reference to Item 23(7)(n) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    1.15 Form of Amendment to the Custodian Contract with State Street Bank and Trust Company adding the Select Growth Fund and the Select Value Fund (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

    1.16 Amendment to Custodian Contract between FRIC and State Street Bank and Trust Company ("Custodian") dated July 2, 2001

(h) 1.1 Transfer and Dividend Disbursing Agency Agreement dated April 1, 1988 with Frank Russell Investment Management Company (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.2 Letter Agreement and Amended Schedule A dated May 1, 1989 adding Real Estate Securities Fund to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(2) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.3 Letter Agreement and Amended Schedule A dated August 24, 1992 adding Fixed Income III, Multistrategy Bond and Emerging Markets Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(3) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     1.4 Letter Agreement and Amended Schedule A dated August 11, 1995 adding omnibus accounts to the Transfer Agency and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(4) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.5 Letter Agreement dated April 10, 1996 adding Equity T Fund (later renamed Tax-Managed Large Cap Fund) to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(5) filed under Post-Effective Amendment No. 32 dated May 1, 1996)

     1.6 Letter Agreement and Amended Schedule A dated November 5, 1996 adding Aggressive Strategy, Balanced Strategy, Moderate Strategy, Conservative Strategy and Equity Balanced Strategy Funds to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Item 24(b)(9)(a)(6) filed under Post-Effective Amendment No. 36 dated February 13, 1997)

     1.7 Form of Letter Agreement and Amended Schedule to Transfer and Dividend Disbursing Agreement redesignating Class C Shares as Class E Shares and the existing shares of the Institutional Funds as Class I Shares (incorporated by reference to Item 23(8)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.8 Letter Agreement to Transfer and Dividend Disbursing Agreement dated December 1, 1998 redesignating Premier Adviser Class Shares as Premier Class Shares and Premier Institutional Class Shares as Class E Shares (incorporated by reference to Item 23(5)(a)(7) filed under Post-Effective Amendment No. 42 dated February 18, 1999)

     1.9 Form of Letter Agreement to Transfer and Dividend Disbursing Agency Agreement for reimbursement for lost shareholder search expenses (incorporated by reference to Item 23(8)(a)(9) filed under Post-Effective Amendment No. 43 dated April 16, 1999)

    1.10 Form of Letter Agreement adding Tax-Managed Equity Aggressive Strategy (later renamed Tax-Managed Global Equity), Tax-Managed Aggressive Strategy, Tax-Managed Moderate Strategy, Tax-Managed Conservative Strategy and Tax-Managed Small Cap Funds to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to
          Item 23(8)(a)(10) filed under Post-Effective Amendment No. 44 dated September 2, 1999)

    1.11 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.12 Form of Letter Agreement and Amended Schedule A revising fee schedule with respect to Transfer and Dividend Disbursing Agency Agreement (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

    1.13 Form of Letter Agreement and Amended Schedule A to the Transfer and Dividend Disbursing Agency Agreement (incorporated by reference from Post-Effective Amendment No. 49 dated October 30, 2000)

     2.1 General forms of Frank Russell Investment Management Company's Asset Management Services Agreements with Bank Trust Departments and with other clients (incorporated by reference to Item 24(b)(9)(b) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.2 General forms of Frank Russell Investment Management Company's Asset Management Services Agreement with its clients (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.3 General form of Frank Russell Investment Management Company's Asset Management Services Agreement with Private Investment Consulting clients of Frank Russell Company (incorporated by reference to Item 24(b)(9)(c) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     2.4 General Form of Frank Russell Investment Management Company Asset Management Services Agreement with non-compete clause customers (incorporated by reference to Item 24(b)(9)(f) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

     3.1 Letter Agreements regarding fee waivers & reimbursements (incorporated by reference from Post-Effective Amendment No. 51 dated January 31,
          2001)

     4.1 Credit Agreement dated as of December 30, 1999 among Frank Russell Investment Company, Bank of America, N.A., State Street Bank and Trust Company and Other Banks (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     5.1 Form of Revised Shareholder Servicing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

     6.1 Form of Special Servicing Agreement with Fund of Funds, Underlying Funds and Frank Russell Investment Management Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

     6.2 Letter Agreement dated January 30, 2001 relating to Special Servicing Agreement (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

     7.1 Joint Insurance Agreement Between FRIC and Russell Insurance Funds dated August 5, 1996

     7.2  Amended and Restated Joint Insurance Agreement dated August 9, 1999

(i)  1.1  Opinion and Consent of Counsel (N/A)

(j)  1.1  Other Opinions - Consent of Independent Accountants

(k)  1.1  Financial Statements omitted from Item 22 (none)

(l) 1.1 Agreement dated October 5, 1981 related to Initial Capital provided by Frank Russell Company (incorporated by reference to Item 24(b)(13) filed under Post-Effective Amendment No. 38 dated February 24, 1998)

(m) 1.1 Form of revised Rule 12b-1 Distribution Financing Plan (incorporated by reference to Post-Effective Amendment No. 47 dated September 1,
          2000)

(n)  1.1  Financial Data Schedule (none)

(o) 1.1 Form of Revised Multiple Class Plan Pursuant to Rule 18f-3 (incorporated by reference to Post-Effective Amendment No, 48 dated October 19, 2000)

(p)  Codes of Ethics of the following information advisors and sub-advisors:

     1.1 AEW Capital Management, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.2 Alliance Capital Management L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.3 Barclays Global Fund Advisors N.A. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.4 BlackRock Financial Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.5 The Boston Company Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.6 CapitalWords International Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.7 Cohen & Steers (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

     1.8 David J. Greene & Company, LLC (incorporated by reference from Post-Effective Amendment No. 48 dated October 19, 2000)

     1.9 Delaware International Advisors Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.10 Delphi Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.11 Driehaus Capital Management, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

    1.12 Equinox Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.13 Fidelity International Limited (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

    1.14 Fidelity Management and Research Company (incorporated by reference to Post-Effective Amendment No. 52 dated March 1, 2001)

    1.15 Foreign & Colonial Emerging Markets Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.16  Frank Russell Group of Companies

    1.17 Franklin Portfolio Associates LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.18 Fuller & Thaler Asset Management, Inc. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

    1.19 Geewax, Terker & Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.20 Genesis Asset Managers, Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.21 GlobeFlex Capital, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.22 Iridian Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

    1.23 Jacobs Levy Equity Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.24 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.25 Lazard Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.26 Lincoln Capital Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.27 Marsico Capital Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.28 Marvin & Palmer Associates, Inc. (incorporated by reference to Post-Effective Amendment No. 47 dated September 1, 2000)

    1.29 Mastholm Asset Management, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.30 Merganser Capital Management LP (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

    1.31 MFS Institutional Advisors, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.32 Miller, Anderson & Sherrerd, LLP (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.33 Montgomery Asset Management LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.34 Nicholas Applegate Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.35 Oechsle International Advisors, LLC (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.36 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.37 Peachtree Asset Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.38 Schroders Capital Management International Limited (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.39 Security Capital Global Capital Management Group (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.40 Sirach Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.41 Standish, Ayer & Wood, Inc. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.42 STW Fixed Income Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.43 Strong Capital Management (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.44 Suffolk Capital Management Ltd. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.45 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

    1.46 TCW Asset Management Co. (incorporated by reference from Post-Effective Amendment No. 50 dated January 12, 2001)

    1.47 TimesSquare Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 47 dated October 19, 2000)

    1.48 Turner Investment Partners (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.49 Weiss, Peck & Greer, L.L.C. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

    1.50 Westpeak Investment Advisors, L.P. (incorporated by reference from Post-Effective Amendment No. 46 dated April 27, 2000)

Item 24.  Persons Controlled by or Under Common Control with Registrant
          -------------------------------------------------------------
          None

Item 25.  Indemnification  (incorporated by reference from Post-Effective
          ---------------
          Amendment No. 51 dated January 31, 2001)

Item 26.  Business and Other Connections of Investment Advisor
          ----------------------------------------------------

          See Registrant's prospectus sections "The Purpose of the Fund--Multi-Style, Multi-Manager Diversification," "The Money Managers," "Money Manager Profiles," and "Management of the Funds," the Statement of Additional Information sections "Structure and Governance--Trustees and Officers," and "Operation of Investment Company--Consultant."

Item 27.  Principal Underwriters
          ----------------------
          (a)  SSgA Funds

          (b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

Name and                                              Positions and                      Position and
Principal Business                                    Officers with                      Offices with
Address                                                Registrant                        Underwriter
-----------------------------------------  -----------------------------------  ------------------------------
George F. Russell, Jr.                     Trustee Emeritus, Chairman Emeritus  None

Lynn L. Anderson                           Trustee, President, Chairman of      Director, Chairman of the
                                           the Board, Chief Executive Officer   Board and Chief Executive
                                                                                Officer

Carla L. Anderson                          None                                 Assistant Secretary

Leonard P. Brennan                         None                                 Director

Karl J. Ege                                Secretary and General Counsel        Secretary and General Counsel

Randall P. Lert                            Director of Investments              Director

J. David Griswold                          None                                 President and Associate
                                                                                General Counsel
Linda L. Gutmann                           None                                 Treasurer and Controller

John C. James                              None                                 Assistant Secretary

Gregory J. Lyons                           Assistant Secretary and Associate    Assistant Secretary
                                           General Counsel

B. James Rohrbacher                        None                                 Director of Compliance and
                                                                                Internal Audit, Chief
                                                                                Compliance Officer

          (c)  Inapplicable.

Item 28.  Location of Accounts and Records
          --------------------------------

          All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

          FRIC                                    FRIMCo
          ----                                    ------
          Frank Russell Investment Company        Frank Russell Investment
          909 A Street                            Management Company
          Tacoma, Washington 98402                909 A Street
                                                  Tacoma, Washington 98402

          SS                                      MM
          --                                      --
          State Street Bank & Trust Company       Money Managers
          1776 Heritage Drive JA4N                See, Prospectus Section
          North Quincy, Massachusetts 02171       "Money Manager Profiles"
                                                  for Names and Addresses

        Rule 31a-1
        ----------

        (a) Records forming basis for financial statements - at principal offices of SS, FRIC, FRIMCo, and MM for each entity

        (b)     FRIC Records:
             (1)       SS - Journals, etc.
             (2)       SS - Ledgers, etc.
             (3)       Inapplicable
             (4)       FRIC - Corporate charter, etc.
             (5)       MM - Brokerage orders
             (6)       MM - Other portfolio purchase orders
             (7)       SS - Contractual commitments
             (8)       SS and FRIC - Trial balances
             (9)       MM - Reasons for brokerage allocations
             (10)      MM - Persons authorizing purchases and sales
             (11)      FRIC and MM - Files of advisory material
             (12)      ---

        (c)     Inapplicable

        (d)     FRIMCo - Broker-dealer records, to the extent applicable

        (e)     Inapplicable

        (f)     FRIMCo and MM - Investment adviser records

Item 29.  Management Services
          -------------------
          None except as described in Parts A and B.

Item 30.  Undertakings
          ------------

          Registrant has elected to include its Management's discussion of Fund performance required under N-1A, Item 5A in its annual report. Registrant therefore undertakes to provide annual reports without charge to any recipient of a Prospectus who requests the information.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Frank Russell Investment Company, has duly caused this Post-Effective Amendment No. 53 to its Registration Statement to be signed on its behalf of the undersigned thereto duly authorized, in the City of Tacoma, State of Washington, on this 10th day of October, 2001.


                                      FRANK RUSSELL INVESTMENT COMPANY
                                      --------------------------------
                                                Registrant


                                     By: /s/ Lynn L. Anderson
                                         --------------------
                                         Lynn L. Anderson, Trustee and President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on October 10, 2001.

Signatures                        Title
----------                        -----

/s/ Lynn L. Anderson              Trustee and President, in his capacity
--------------------              as Chief Executive Officer
Lynn L. Anderson


/s/ Mark E. Swanson               Treasurer, in his capacity
-------------------               as Chief Accounting Officer
Mark E. Swanson


/s/ Paul E. Anderson              Trustee
--------------------
Paul E. Anderson


/s/ Paul Anton, PhD               Trustee
-------------------
Paul Anton, PhD


/s/ William E. Baxter             Trustee
---------------------
William E. Baxter


/s/ Kristianne Blake              Trustee
--------------------
Kristianne Blake


/s/ Lee C. Gingrich               Trustee
-------------------
Lee C. Gingrich


/s/ Eleanor W. Palmer             Trustee
---------------------
Eleanor W. Palmer


/s/ Raymond P. Tennison, Jr.      Trustee
----------------------------
Raymond P. Tennison, Jr.

                                 EXHIBIT INDEX
                                 -------------


--------------------------------------------------------------------------------
               Name of Exhibit                              Exhibit Number
--------------------------------------------------------------------------------
Amendment to Custodian Contract                                (g)1.16
--------------------------------------------------------------------------------
Joint Insurance Agreement                                       (h)7.1
--------------------------------------------------------------------------------
Amended and Restated Joint Insurance Agreement                  (h)7.2
--------------------------------------------------------------------------------
Consent of Independent Accountants                                (j)
--------------------------------------------------------------------------------
Code of Ethics of Frank Russell Group of Companies             (p)1.16
--------------------------------------------------------------------------------

                        FRANK RUSSELL INVESTMENT COMPANY

                                FILE NO. 2-71299
                               FILE NO. 811-3153
                               -----------------


                                    EXHIBITS
                                    --------

                           Listed in Part C, Item 23
                       To Post-Effective Amendment No. 53
                              and Amendment No. 53
                                       to
                      Registration Statement on Form N-1A
                                     Under
                             Securities Act of 1933
                                      and
                         Investment Company Act of 1940